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AMERICAN FUNDS INSURANCE SERIES


[photograph of a man and a boy riding together on a bicycle on a path.]

Semi-annual report for the six months ended June 30, 2002

AMERICAN FUNDS INSURANCE SERIES

American Funds Insurance Series(R) is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company. For seven decades, Capital Research has invested with a long-term focus based on thorough research and attention to risk.

RETURNS FOR PERIODS ENDED JUNE 30, 2002

PAGE                                             TOTAL         TOTAL        ANNUALIZED      ANNUALIZED      ANNUALIZED
                                                 RETURN 6      RETURN       RETURN 5        RETURN 10       RETURN
                                                 MONTHS        1 YEAR       YEARS           YEARS           LIFETIME

14        Global Discovery          Class 1      -11.40%       -            -               -               -17.29%(1)
          Fund (since
          7/5/01)

                                    Class 2      -11.51        -            -               -               -17.44(1)

16        Global Growth Fund        Class 1      -7.82         -13.92%      +7.59%          -               +8.65
          (since 4/30/97)

                                    Class 2       -8.00        -14.16       +7.31           -               +8.38

20        Global Small              Class 1      -3.16          -10.46      -               -               +8.28
          Capitalization
          Fund (since
          4/30/98)

                                    Class 2      -3.35         -10.74       -               -               +8.01

24        Growth Fund (since        Class 1      -17.22        -25.89       +11.85          +14.77%         +14.89
          2/8/84)

                                    Class 2      -17.31         -26.08      +11.58          +14.48          +14.57

27        International Fund        Class 1      -2.54          -11.86      +3.96           +9.26           +8.63
          (since 5/1/90)

                                    Class 2      -2.69         -12.09       +3.71           +8.98           +8.35

31        New World Fund            Class 1      +1.57         -2.56        -               -               +0.38
          (since 6/17/99)

                                    Class 2      +1.47         -2.87        -               -               +0.14



35        Blue Chip Income          Class 1      -10.29        -            -               -               -14.98(1)
          and Growth Fund
          (since 7/5/01)

                                    Class 2       -10.40       -             -              -               -15.22(1)

37        Growth-Income Fund        Class 1      -7.92         -9.57        +8.09           +12.67          +13.73
          (since 2/8/84)

                                    Class 2      -8.04         -9.81        +7.82           +12.37          +13.39

41        Asset Allocation          Class 1      -3.78         -4.38        +5.80           +9.95           +9.67
          Fund (since
          8/1/89)

                                    Class 2      -3.86         -4.53        +5.54           +9.67           +9.37

47        Bond Fund (since          Class 1      -1.25         +1.97        +5.03           -               +5.43
          1/2/96)

                                    Class 2      -1.38         +1.75        +4.77            -              +5.17

55        High-Income Bond          Class 1      -9.34         -6.89        +1.37           +6.18           +9.74
          Fund(2) (since
          2/8/84)

                                    Class 2      -9.48         -7.19        +1.11           +5.88           +9.35

60        U.S. Government           Class 1      +3.88         +8.35        +7.21           +6.88           +7.85
          /AAA-Rated
          Securities Fund
          (since 12/2/85)

                                    Class 2      +3.74         +8.13        +6.95           +6.60           +7.51

63        Cash Management           Class 1      +0.60         +1.94        +4.57           +4.40           +5.60
          Fund(3) (since
          2/8/84)

                                    Class 2      +0.55         +1.71        +4.32           +4.14           +5.27


(1)Based on the period July 5, 2001, to June 30, 2002, and accordingly, not annualized or representative of a full year's operations.
(2) On May 1, 2002, High-Yield Bond Fund was renamed High-Income Bond Fund. This change will not be reflected on client statements until the fourth quarter of 2002.
(3) As of June 30, 2002, the Cash Management Fund's annualized seven-day yield was 1.32% for Class 1 shares and 1.07% for Class 2 shares, which more accurately reflects the fund's current earnings than do the fund's returns.

This report shows investment results for Class 1 and Class 2 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Results that encompass periods prior to that date assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares under the series' Plan of Distribution. Results discussed in the letter to investors are for Class 2 shares. The variable annuities and life insurance contracts that use the series' funds contain certain fees and expenses not reflected here.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. UNIT PRICES AND RETURNS WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Investments outside the United States, especially those in developing countries, involve additional risks, such as currency fluctuations, as more fully described in the fund prospectus. Small-company stocks entail additional risks and they can fluctuate in price more than larger company stocks. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal.



FELLOW INVESTORS:

This report covers the six months ended June 30, 2002, for American Funds Insurance Series, which serves as the underlying investment vehicle for American Legacy variable annuities and other insurance products.

The first six months of 2002 were another challenging period. After declining in both 2000 and 2001, all the major stock market indexes, including Standard and Poor's 500 Composite Index, the Dow Jones Industrial Average, the Nasdaq Composite Index and the MSCI(R) EAFE(R) (Europe, Australasia, Far East) Index, continued to lose ground during the first half of this year. Most of the subaccounts in American Funds Insurance Series also lost ground; however, all but one outpaced the S&P 500. Those funds with international exposure generally showed the greatest resilience in the face of sliding stock prices. Results of the individual subaccounts begin on page 2.

During the six-month period ended June 30, the unmanaged S&P 500, which tracks the largest U.S. stocks, lost 13.1% with dividends included in the return. The technology-heavy Nasdaq lost 25.0%, and the Russell 2000, which measures the stocks of smaller companies, declined 4.7%.

Overseas markets, especially those in Europe, also had difficulty during the first half of the year. The German DAX was down 15.1% (4.9% in U.S. dollars), the London FTSE 100 lost 10.8% (6.2% in U.S. dollars) and the French CAC 40 declined 15.7% (5.6% in U.S. dollars). A few bright spots emerged in Asia - Japan's Nikkei 225 Stock Average gained 0.8% (10.5% in U.S. dollars) and South Korea gained 14.7% (25.2% in U.S. dollars). Overall, non-U.S. stock markets, as measured by the MSCI EAFE, declined a slight 1.4%.

The U.S. investment-grade bond market showed strength. Throughout the stock market decline, bonds, especially U.S. government securities and high-grade corporate debt, have fared well. During the first six months of 2002, the Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index rose 3.6%.

The bond market's strength was not universal, however. High-yield bonds lost ground amid concerns spawned by accounting scandals and high-profile bankruptcies. During the six-month period, the Credit Suisse First Boston High Yield Bond Index was essentially flat, gaining 0.2%.

So far, the markets' problems do not seem to have dramatically affected the nation's economy. The recovery has been steady, inflation has remained in check and the Federal Reserve Board has kept short-term interest rates level.

Despite the improving business outlook, corporate profits have been slow to recover from what was their worst decline in 50 years. This, together with the steady stream of corporate auditing and reporting irregularities, has further reduced investors' enthusiasm for equities.

In this environment, it can be difficult to look beyond today's headlines or yesterday's closing market prices. However, the investment professionals of American Funds Insurance Series are following the same approach to the securities markets today that we followed throughout the bull market of the 1990s and the subsequent bear market. In fact, it is the same methodology we have used from the inception of the series. We rely on fundamental research and maintain a long-term investment horizon to find good values. We do our homework and invest in individual companies, an approach which has served the shareholders well for many years.

Of course, this consistent approach doesn't guarantee that the funds in the insurance series will only own stocks that increase in value. We continue to hold many stocks that have lost ground recently because we believe that they offer shareholders opportunities for long-term gains.

We look forward to reporting to you again in six months.

Cordially,

/s/ James K. Dunton
James K. Dunton
Chairman of the Board

/s/ Donald D. O'Neal
Donald D. O'Neal
President

August 2, 2002


GLOBAL DISCOVERY FUND

Global Discovery Fund was launched in July 2001 in one of the most difficult market periods in the past century. During the six months ended June 30, the fund declined 11.5% compared to a 1.4% drop in the MSCI EAFE Index, a 20.1% loss posted by the Lipper Multi-Cap Growth Funds Index and a 5.2% drop in the Russell 2500 Index, a broad measure of U.S. stocks. Since it began operations on July 5, 2001, the fund has declined 17.4% while the MSCI EAFE has lost 7.3%, the Lipper Multi-Cap Growth Funds Index has dropped 28.1% and the Russell 2500 has gone down 5.3%. The fund's assets have grown to $17.8 million. As of June 30, 64.8% of the fund's assets were invested in the stocks of U.S.-based companies. The fund was designed to seek opportunities in the services and information areas of the global economy. At the end of the period, the largest industry holdings were in insurance and diversified financials, and some individual holdings in these industries helped the fund. But results were hurt by its holdings in media companies and communications equipment manufacturers, which continue to suffer from the fallout of the bursting of the Internet bubble. With the uncertainty facing the market, the fund's investment professionals continue to focus on companies that provide a mixture of good value and strong, long-term fundamentals. In addition, we have maintained a cautious approach, holding 25.7% of assets in cash and equivalents as of June 30.

OBJECTIVE: Seeks long-term growth of capital through investments in services and information industries in the United States and around the world.
SPECIAL CHARACTERISTICS: Invests primarily in securities of companies whose prospects are tied to the services and information areas of the global economy.

LARGEST INDIVIDUAL EQUITY SECURITIES          PERCENT OF NET ASSETS

American International Group                  3.6%

Wells Fargo                                   3.0

AOL Time Warner                               2.7

Gap                                           2.6

Cisco Systems                                 2.1

Berkshire Hathaway                            1.9

Motorola                                      1.6

Capital One Financial                         1.6

USA Interactive                               1.6

Freddie Mac                                   1.6


[begin pie chart]
Where the fund's assets were invested based on total net assets as of June 30, 2002

67.3%           The Americas
4.8%            Asia/Pacific Basin
2.2%            Europe
25.7%           Cash & equivalents

[end pie chart]

THE AMERICAS

United States                   64.8%

Canada                          1.3

Mexico                          1.2

                                67.3

ASIA/PACIFIC BASIN

Hong Kong                       2.7

Malaysia                        1.2

Taiwan                          .6

Japan                           .3

                                4.8

EUROPE

United Kingdom                  .6

Ireland                         .6

Other                           1.0

                                2.2

Cash & equivalents              25.7

TOTAL                           100.0%




GLOBAL GROWTH FUND

Global Growth Fund lost 8.0% during the period, slightly outpacing its benchmark, the MSCI World Index, which declined 8.6%. The first six months of 2002 was a rough period for almost every major market in the world. Japan was a notable exception. The 225 Nikkei Stock Average rose a slight 0.8%, but because the yen gained value against the dollar, U.S. investors fared even better than their counterparts in Japan. When measured in dollars, the Nikkei rose 10.5%. In South Korea, where the fund has a modest 1.3% of its assets invested, the market gained 14.7% or 25.2% in U.S. dollars. The holdings in Japan and South Korea helped the fund's results but weren't enough to offset the drag of the U.S. market. The fund had more assets invested in the United States, 29.5%, than in any other single country. Investments in Europe, where almost every market lost ground, also hurt the fund. European holdings accounted for a total of 32.8% of the fund's assets. The largest single-country concentration in Europe was the United Kingdom - 8.2% - where the FTSE 100 fell 10.8% (6.2% in U.S. dollars). The fund's holdings in media companies declined from 12.3% of assets to 7.3%, and semiconductor equipment and products declined from 9.8% of assets to 7.5%. The reduction in these two primary industry holdings can be attributed both to falling stock prices and decisions to sell some holdings. With markets around the world continuing to struggle, the fund held 16.0% of assets in cash.

OBJECTIVE: Seeks growth of capital over time by investing primarily in common stocks of companies around the world.

SPECIAL CHARACTERISTICS: Can invest virtually anywhere in the world, including the United States. The fund invests company by company - not by country or region - relying on thorough research to find the best opportunities.

LARGEST INDIVIDUAL EQUITY SECURITIES          PERCENT OF NET ASSETS

AstraZeneca                                   2.0%

Taiwan Semiconductor Manufacturing            1.6

Centerpulse                                   1.5

Telekom Austria                               1.5

Michaels Stores                               1.4

Orkla                                         1.4

Pfizer                                        1.3

AOL Time Warner                               1.3

BMW                                           1.3

Microsoft                                     1.1


[begin pie chart]
Where the fund's assets were invested based on total net assets as of June 30, 2002

36.5%       The Americas
32.8%       Europe
14.5%       Asia/Pacific Basin
..2%         Other countries
16.0%       Cash & equivalents


[end pie chart]

THE AMERICAS

United States              29.5%

Canada                     3.3

Mexico                     2.8

Brazil                     .9

                           36.5

EUROPE

United Kingdom             8.2

Switzerland                6.5

Germany                    3.8

Netherlands                2.7

Norway                     2.7

Ireland                    1.5

Austria                    1.5

France                     1.2

Finland                    1.1

Russia                     1.0

Denmark                    .9

Sweden                     .8

Greece                     .7

Other                      .2

                           32.8

ASIA/PACIFIC BASIN

Japan                      7.8

Taiwan                     1.9

Australia                  1.6

South Korea                1.3

Hong Kong                  .9

Singapore                  .8

India                      .2

                           14.5

OTHER COUNTRIES

South Africa               .1

Egypt                      .1

                           .2

Cash & equivalents         16.0

TOTAL                      100.0%



GLOBAL SMALL CAPITALIZATION FUND

Global Small Capitalization Fund held its own in the face of a steep, widespread downturn in the prices of small-company stocks. The fund declined 3.4% and kept pace with its peers. The Lipper Global Smallcap Funds Average declined 3.9% while the Salomon Smith Barney World Smallcap Index fared better, gaining 3.1%. Small-cap stocks were hurt by global turbulence, from tensions in the Middle East to concerns about possible hostilities between India and Pakistan. Problems in the United States, including accounting scandals and bankruptcies, simply added to the woes. The United States was still the largest single-country representation in the portfolio with 48.2% of assets. Two industries that have been particularly hard hit during the downturn, technology and biotech, hurt the fund's results. However, exposure to these industries has been reduced. Internet software and services, the largest industry holding at the beginning of the period, accounted for only 3.4% of assets at the end of the period. Similarly, semiconductor equipment and products, previously the second-largest industry holding, declined from 7.8% of holdings to 4.6% as the fund cut its investments in technology and increased its holdings in hotel and retail stocks. These latter stocks have benefited from continued strength in consumer spending and fared relatively well.

OBJECTIVE: Seeks growth of capital over time by investing primarily in stocks of smaller companies around the world.

SPECIAL CHARACTERISTICS: Typically, the fund will invest at least 80% of assets in stocks of companies with market capitalization ranging from $50 million to $1.5 billion.

LARGEST INDIVIDUAL EQUITY SECURITIES         PERCENT OF NET ASSETS

Amylin Pharmaceuticals                       2.5%

Western Oil Sands                            2.4

Performance Food Group                       2.1

School Specialty                             1.9

Education Management                         1.7

P.F. Chang's China Bistro                    1.6

Mercury Computer Systems                     1.5

WestJet Airlines                             1.5

Four Seasons Hotels                          1.5

Hilb, Rogal and Hamilton                     1.2


[begin pie chart]
Where the fund's assets were invested based on total net assets as of June 30, 2002

60.1%        The Americas
19.9%        Asia/Pacific Basin
10.6%        Europe
1.0%         Other countries
8.4%         Cash & equivalents


[end pie chart]

THE AMERICAS

United States                        48.2%

Canada                               11.6

Other                                .3

                                     60.1

ASIA/PACIFIC BASIN

Hong Kong                            4.9

South Korea                          4.1

Japan                                4.1

Taiwan                               1.6

Singapore                            1.5

People's Republic of China           1.4

India                                 .9

Philippines                           .5

Other                                 .9

                                     19.9

EUROPE

United Kingdom                       4.0

Ireland                              1.3

Germany                              .9

Sweden                               .8

Netherlands                          .7

Finland                              .6

France                               .5

Italy                                .5

Luxembourg                           .5

Other                                .8

                                     10.6

OTHER COUNTRIES

Israel                               1.0

                                     1.0

Cash & equivalents                   8.4

TOTAL                                100.0%



GROWTH FUND

Growth Fund lost 17.3% during the first six months of 2002, exceeding the 13.1% decline of the S&P 500. The stock market's downturn has been widespread, but companies in the so-called "new economy," such as technology and media, are still suffering from the fallout of the bursting of the Internet bubble. The fund's extensive holdings in industries related to technology and media, which have sustained losses, are one of the reasons it trailed the index. When this fiscal year began, the fund's two largest industry holdings, media and semiconductor equipment and products, accounted for 36.1% of assets. At June 30, 2002, however, they accounted for 24.9%. Lower share prices and our decision to sell some holdings accounted for their reduced share of the portfolio. We maintain many of our holdings in these industries, however, because we continue to believe that they offer good opportunities for long-term growth. At the same time, we increased our holdings in the insurance industry, and it is now our second-largest industry holding, accounting for 10.7% of assets. While we are disappointed in Growth Fund's results for the six months, we wish to point out that over the fund's 18-year lifetime, which includes the market slump of 1990 and the current down market, the fund has recorded an average annual return of 14.6%. During the past five years, which includes the longest market downturn since the Great Depression, Growth Fund has earned an average annual return of 11.6%.

OBJECTIVE: Seeks growth of capital by investing primarily in U.S. common stocks.

SPECIAL CHARACTERISTICS: Investments emphasize growth companies with the potential to provide strong earnings over the years. Can also invest in cyclical companies, companies in turnaround and companies that appear undervalued.

Where the fund's assets were invested based on total net assets as of June 30, 2002
[begin pie chart]

91.9%          Equity securities
8.1%           Cash & equivalents


[end pie chart]

LARGEST INDIVIDUAL EQUITY SECURITIES          PERCENT OF NET ASSETS

Viacom                                        6.4%

Berkshire Hathaway                            3.6

AOL Time Warner                               3.0

American International Group                  2.6

USA Interactive                               2.3

Texas Instruments                             2.2

Starbucks                                     2.2

AstraZeneca                                   1.8

Progressive                                   1.8

Southwest Airlines                            1.7




INTERNATIONAL FUND

International Fund held its ground well in the face of the worldwide downturn in stocks. The fund declined 2.7%, while the MSCI EAFE Index fared somewhat better, losing 1.4%. International Fund invests all of its assets outside the United States, and with only a few overseas stock markets gaining ground, it was difficult to find companies whose stock prices rose. However, during the six months, the euro gained 10.9% and the Japanese yen rose 9.3% in relation to the dollar, helping offset declining share prices. At the end of the period, the fund had more assets invested in Japan - 16.6% - than in any other country. The Japanese market, as measured by the Nikkei 225 Stock Average, ended the six-month period with a slight 0.8% gain, but because the yen rose in value, when translated into dollars, the Nikkei gained 10.5%. The fund continues to have substantial holdings in Europe, where every major index lost ground, including the German DAX, which declined 15.1% but was down only 4.9% in U.S. dollars, and the French CAC 40, which lost 15.7% but only 5.6% in U.S. dollars.

OBJECTIVE: Seeks growth of capital over time by investing primarily in common stocks of companies based outside the United States.

SPECIAL CHARACTERISTICS: Invests mainly in growing companies based in Europe and the Pacific Basin, ranging from small firms to large corporations.

LARGEST INDIVIDUAL EQUITY SECURITIES          PERCENT OF NET ASSETS

Taiwan Semiconductor Manufacturing            3.3%

AstraZeneca                                   3.2

Norsk Hydro                                   2.4

Telekom Austria                               2.2

Petroleo Brasileiro - Petrobras               2.0

Koninklijke Numico                            1.9

Heineken                                      1.9

Samsung SDI                                   1.8

Orkla                                         1.8

UPM-Kymmene                                   1.6


[begin pie chart]
Where the fund's assets were invested based on total net assets as of June 30, 2002

50.7%          Europe
31.6%          Asia/Pacific Basin
10.3%          The Americas
2.3%           Other countries
5.1%           Cash & equivalents


[end pie chart]

EUROPE

United Kingdom            8.3%

Netherlands               8.1

Norway                    5.2

Switzerland               4.4

France                    4.1

Germany                   3.7

Sweden                    3.2

Finland                   2.4

Italy                     2.3

Austria                   2.2

Belgium                   2.1

Ireland                   2.0

Denmark                   1.1

Greece                    .8

Spain                     .8

                          50.7

ASIA/PACIFIC BASIN

Japan                     16.6

Taiwan                    4.1

Australia                 3.5

South Korea               3.1

Hong Kong                 2.7

India                     .7

Other                     .9

                          31.6

THE AMERICAS

Mexico                    3.7

Canada                    3.5

Brazil                    3.1

                          10.3

OTHER COUNTRIES

South Africa              1.5

Israel                    .7

Egypt                     .1

                          2.3

Cash & equivalents        5.1

TOTAL                     100.0%



NEW WORLD FUND

New World Fund had a strong six-month period, gaining 1.5% even as stock markets in the United States and around the world suffered double-digit declines and the MSCI All Country World Free Index, a broad measure of the markets in which New World Fund invests, fell 8.1%. New World Fund was designed to take advantage of opportunities in developing markets while moderating the volatility associated with those markets. It invests directly in developing nations but also invests in companies headquartered in the developed world that gain a substantial portion of their revenues from sales in developing nations. During the six months, the fund was helped by its holdings in South Korea, one of the largest single concentrations among developing nations with 7.0% of assets. (The South Korean market rose 25.2%, when measured in U.S. dollars.) Brazil accounted for 8.5% and Mexico 7.3% of assets. The fund ended the half year with 12.5% of its assets invested in companies headquartered in the United States. It also had 4.3% in both Japan and the United Kingdom. The fund's two largest holdings were Coca-Cola (3.3%) and Avon (2.0%). New World Fund ended the six-month period with 14.4% of its assets in cash and equivalents and 8.4% in bonds.

OBJECTIVE: Seeks long-term growth of capital by investing primarily in stocks and bonds with significant exposure to countries that have developing economies and/or markets.

SPECIAL CHARACTERISTICS: The fund will invest not only in securities of issuers based in qualified developing countries, but also in equity securities of issuers based in the developed world with significant assets or revenues attributable to developing countries, as well as bonds offering exposure to developing countries.

LARGEST INDIVIDUAL EQUITY SECURITIES         PERCENT OF NET ASSETS

Coca-Cola                                    3.3%

Avon Products                                2.0

Fomento Economico Mexicano                   1.5

Huaneng Power International                  1.5

Votorantim Celulose e Papel                  1.4

Suzuki Motor                                 1.4

Sappi                                        1.4

Housing Development Finance                  1.3

Samsung Electronics                          1.2

Sylvan Learning Systems                      1.2


[begin pie chart]
Where the fund's assets were invested based on total net assets as of June 30, 2002

30.8%        The Americas
30.5%        Asia/Pacific Basin
20.5%        Europe
3.8%         Other countries
14.4%        Cash & equivalents


[end pie chart]

THE AMERICAS

United States                      12.5%

Brazil                             8.5

Mexico                             7.3

Chile                              1.2

Panama                             .8

Other                              .5

                                   30.8

ASIA/PACIFIC BASIN

South Korea                        7.0

India                              5.8

Japan                              4.3

Philippines                        3.4

People's Republic of China         3.1

Indonesia                          1.8

Hong Kong                          1.7

Taiwan                             1.1

Thailand                           1.0

Singapore                          .9

Other                              .4

                                   30.5

EUROPE

United Kingdom                     4.3

Russia                             2.8

Ireland                            1.9

Poland                             1.9

Turkey                             1.4

Netherlands                        1.4

France                             1.3

Switzerland                        1.2

Croatia                            1.0

Norway                             1.0

Hungary                            .9

Greece                             .7

Spain                              .7

                                   20.5

OTHER COUNTRIES

South Africa                       2.4

Israel                             1.4

                                   3.8

Cash & equivalents                 14.4

TOTAL                              100.0%




BLUE CHIP INCOME AND GROWTH FUND

Blue Chip Income and Growth Fund was just shy of its first anniversary when the fiscal period ended. The fund declined 10.4% for the six-month period, compared with the 13.1% decline in the S&P 500, and is down 15.2% since it began operations on July 5, 2001, compared to a 17.6% decline in the S&P 500 over the fund's lifetime. Since its inception, the fund has operated in a roller-coaster stock market and against a background of terrorist attacks, major bankruptcies and accounting scandals. Still, the fund's assets have grown from an initial $10 million to $327.9 million. The fund's ability to outpace the S&P 500 and its appeal to investors, no doubt, can be attributed to a commitment to investing only in high-quality stocks that meet very exacting criteria. Among the fund's largest industry concentrations are diversified financials, pharmaceuticals and energy. The fund will maintain a fully invested (90% or more) diversified equity portfolio producing above-average income (dividends act as a cushion when stock prices are falling) while relying on strict selection criteria to ensure that only high-quality stocks are considered for investment.

OBJECTIVE: Seeks to produce dividend income exceeding the average yield on the S&P 500 and provide an opportunity for growth of principal.

SPECIAL CHARACTERISTICS: Invests primarily in securities of well-established, high-quality U.S. companies.

[begin pie chart]
Where the fund's assets were invested based on total net assets as of June 30, 2002

92.4%       Equity securities
7.6%        Cash & equivalents


[end pie chart]

LARGEST INDIVIDUAL EQUITY SECURITIES          PERCENT OF NET ASSETS

Household International                       3.9%

J.P. Morgan Chase                             3.9

General Electric                              3.4

Eli Lilly                                     3.2

Kimberly-Clark                                2.9

H.J. Heinz                                    2.9

Dow Chemical                                  2.9

ChevronTexaco                                 2.8

Electronic Data Systems                       2.3

International Business Machines               2.2



GROWTH-INCOME FUND

Growth-Income Fund lost 8.0% during the first half of this year but again proved far more resilient than the broader market, as measured by the S&P 500, which lost 13.1%. This six-month period's loss follows two years, 2000 and 2001, when the fund posted gains while the stock market was declining. The fund's continued strength is attributable, in part, to its focus on well-known, dividend-paying companies. The success is also due to the cautious approach the fund's investment professionals have taken to investing in the market. As of midyear, 12.2% of the fund's assets remained in cash and equivalents. This has acted as a cushion in the down market and serves as a buying reserve. We hope to recommit these funds when it will be most beneficial to the portfolio.

OBJECTIVE: Seeks capital growth and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.

SPECIAL CHARACTERISTICS: Designed for investors seeking both capital appreciation and income; the fund invests in companies across a wide range of U.S. industries.

[begin pie chart]
Where the fund's assets were invested based on total net assets as of June 30, 2002

87.6%      Equity securities
..2%        Corporate bonds
12.2%      Cash & equivalents


[end pie chart]

LARGEST INDIVIDUAL EQUITY SECURITIES         PERCENT OF NET ASSETS

J.P. Morgan Chase                            2.3%

American International Group                 1.5

Wells Fargo                                  1.4

Duke Energy                                  1.4

Bank of America                              1.4

Petro-Canada                                 1.4

Household International                      1.4

Avon Products                                1.3

Philip Morris                                1.3

Norfolk Southern                             1.2



ASSET ALLOCATION FUND

Asset Allocation Fund had a relatively solid half year. The fund declined 3.9% during the period, far less than the 13.1% decline of the S&P 500. The Salomon Smith Barney BIG Index gained 3.6%. The fund, which divides its holdings between stocks and bonds, maintained a relatively neutral stance during the six months ended June 30. It held 63.3% of its assets in stocks and 36.7% in bonds and cash and equivalents. A portfolio of 60% stocks and 40% bonds is considered neutral. The slight bias toward equities is essentially unchanged from the end of 2001 when the fund held 62.1% of its assets in equities and the rest in bonds, asset-backed obligations and cash and equivalents. With interest rates low and bond prices rising during the period, it's not surprising that Asset Allocation Fund gained most of its strength from its holdings in investment-grade bonds. The rising bond prices helped offset some of the declines in the equity portion of the portfolio. Although the fund lost value during the six months, it has been resilient throughout the market slump. From March 24, 2000, when the S&P 500 peaked, through June 30, 2002, the fund has gained 1.4% while the S&P 500 has lost 33.0%. Much of this resiliency can be attributed to careful stock selection and its holdings of bonds.

OBJECTIVE: Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.

[begin pie chart]
Where the fund's assets were invested based on total net assets as of June 30, 2002

63.3%        Equity securities
14.2%        Corporate bonds
4.2%         Mortgaged-backed obligations
3.7%         U.S. Treasury bonds & notes
3.7%         Asset-backed obligations
10.9%        Cash & equivalents

[end pie chart]

LARGEST INDIVIDUAL EQUITY SECURITIES          PERCENT OF NET ASSETS

Pitney Bowes                                  2.5%

BANK ONE                                      2.4

Bank of America                               2.3

ChevronTexaco                                 2.3

AstraZeneca                                   2.2

Household International                       2.2

Carnival                                      2.1

CenturyTel                                    2.1

United Technologies                           1.8

Raytheon                                      1.8



BOND FUND

Bond Fund declined 1.4% during the six months, trailing the Salomon Smith Barney BIG Index, which rose 3.6%. This marked the first dip for Bond Fund during this long bear market in stocks. While the majority of the fund's investments are high-quality corporate and government bonds, it also invests in high-yield bonds to produce higher income. The first six months of 2002, though, proved a rough period for high-yield bonds. The Salomon Smith Barney Long-Term High-Yield Index declined 9.3%. Bond Fund's decline cannot be attributed solely to its holdings of high-yield bonds, however. The fund also lost value because of its investments in telecommunications bonds. The bonds of all communications companies, both wireless and wired, were caught in the downturn caused by accounting scandals at WorldCom and Qwest. Diversified telecommunication and wireless telecommunication services were the second- and third-largest industries in the portfolio at June 30. Although Bond Fund was helped by its holdings of high-quality debt and asset-backed obligations, the gains these holdings provided were not enough to offset the declines in the telecommunications bonds.

OBJECTIVE: Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.

[begin pie chart]
Where the fund's assets were invested based on total net assets as of June 30, 2002

54.5%      Corporate bonds
10.8%      Mortgaged-backed obligations
7.2%       Equity securities
6.2%       U.S. Treasury bonds & notes
4.6%       Asset-backed obligations
2.7%       Federal agency obligations
1.6%       Non-U.S. government obligations
12.4%      Cash & equivalents


[end pie chart]

LARGEST HOLDINGS (BY ISSUER)                     PERCENT OF NET ASSETS

U.S. Treasury bonds & notes                      6.2%

Fannie Mae                                       3.6

Government National Mortgage Association         3.1

Sprint                                           1.9

General Motors                                   1.7

Edison International                             1.5

AT&T Wireless Services                           1.5

AES                                              1.5

Freddie Mac                                      1.2

Capital One Financial                            1.2



HIGH-INCOME BOND FUND

High-Income Bond Fund lost 9.5% while the Credit Suisse First Boston High Yield Bond Index was essentially flat, gaining 0.2%. The market for high-yield bonds was buffeted by conflicting trends during the first six months of 2002. The value of high-yield bonds are determined by a number of factors, including interest rates, economic activity and the outlook for the companies that issued them. During the six months, high-profile bankruptcies and accounting scandals, such as those at Enron and Adelphia, cast a shadow over all cable, telecommunications and utility companies. Cable companies were among the fund's largest media holdings (the fund's largest industry group), and wireless telecommunication and diversified telecommunication services were the second- and fourth-largest industry groups, respectively. Together these three industries accounted for almost 35% of the fund's assets as of June 30, 2002. Difficulties in the high-yield market were not confined to these specific industries, however. As concerns about bankruptcies spread, investors moved out of the high-yield market, adding downward pressure on prices across the board. It is not uncommon in a market like this for good companies with solid growth prospects to be caught in the wake generated by the problems at a few companies. Thus, we have maintained our holdings in several media and telecommunications companies because we believe that they offer the potential for solid long-term rewards.

On a final note, we wanted to point out that the name of the High-Income Bond Fund is new. The fund was named High-Yield Bond Fund until May 1, 2002. A new Securities and Exchange Commission (SEC) rule requires that funds with so-called descriptive names must hold at least 80% of their assets in the category or region described in the name. If a fund chooses not to commit to the 80% test, its name can be changed to be less specifically descriptive and therefore gain more latitude in the types of investments it makes. This fund does not always hold 80% or more in high-yield bonds because its investment professionals occasionally find good opportunities in investment-grade bonds. Rather than change the way the fund is managed, the name has been changed to comply with the new SEC rule. The fund's primary goal - high current income - remains the same.

OBJECTIVE: Seeks to provide a high level of current income with capital preservation as a secondary goal.

[begin pie chart]
Where the fund's assets were invested based on total net assets as of June 30, 2002

75.7%      Corporate bonds
14.8%      Equity securities
3.0%       U.S. Treasury bonds & notes
1.3%       Non-U.S. government obligations
..6%        Asset-backed obligations
4.6%       Cash & equivalents



LARGEST HOLDINGS (BY ISSUER)               PERCENT OF NET ASSETS

Charter Communications                     3.2%

U.S. Treasury bonds & notes                3.0

Smurfit-Stone Container                    2.9

Edison International                       2.6

Solectron                                  2.4

Crown Castle International                 2.3

Nextel Communications                      2.2

Allied Waste Industries                    2.0

Fage Dairy Industry                        1.9

ACME Communications                        1.8



U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

U.S. Government/AAA-Rated Securities Fund gained 3.7% during the period due to low interest rates and the strong demand for U.S. Treasury bonds. The fund invests in high-quality corporate bonds and securities issued by the government and government agencies. With the stock market mired in a bear market for more than two years, many investors have turned to high-quality bonds. This increased demand has helped boost prices. At the same time, there is no indication that inflation is gathering strength or that interest rates are about to rise, two things that would normally depress bond prices. During the period, the fund's managers increased the holdings in U.S. Treasury bonds and notes and lowered the portion of the fund's assets in asset-backed obligations, believing the former offered better value.

OBJECTIVE: Seeks to provide a high level of current income and preservation of capital.

SPECIAL CHARACTERISTICS: The fund is designed for investors who want income and more price stability than offered by stocks and high-yield bonds.

[begin pie chart]
Where the fund's assets were invested based on total net assets as of June 30, 2002

29.2%       Federal agency mortgage pass-through obligations
16.7%       U.S. Treasury bonds & notes
12.2%       Commercial mortgage-backed obligations
12.0%       Asset-backed obligations
6.7%        Federal agency collateralized mortgage obligations
4.3%        Private issue collateralized mortgage obligations
3.5%        Non-pass-through agency obligations
5.3%        Other bonds
10.1%       Cash & equivalents



CASH MANAGEMENT FUND

Cash Management Fund gained 0.5% during the period. This fund holds high-quality money market securities. During the fiscal half year, the fund increased its holdings of U.S. Treasury and federal agency securities as a way to offset the uncertainty in the credit markets caused by corporate bankruptcies and accounting scandals. Investors who kept a portion of their assets in Cash Management Fund benefited from the fund's stability and return during the period.

OBJECTIVE: Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

American Funds Insurance Series Global Discovery Fund
Investment portfolio as of June 30, 2002 unaudited

                                                                                             Market
                                                                                              value
Stocks (common & preferred)                                                         Shares    (000)

Insurance  -  8.12%
American International Group, Inc.                                                    9,375    $ 640
Berkshire Hathaway Inc., Class A  (1)                                                     5      334
Allmerica Financial Corp.                                                             2,700      125
XL Capital Ltd., Class A                                                              1,200      102
Manulife Financial Corp. (Canada)                                                     3,000       86
Allstate Corp.                                                                        2,300       85
Allianz AG (Germany)                                                                    350       70


Diversified financials  -  6.89%
Capital One Financial Corp.                                                           4,700      287
Freddie Mac                                                                           4,500      275
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)                                   140,000      231
J.P. Morgan Chase & Co.                                                               5,000      170
Fannie Mae                                                                            1,550      114
Providian Financial Corp. (1)                                                        13,850       82
ING Groep NV (Netherlands)                                                            2,500       64


Commercial services & supplies  -  6.23%
Robert Half International Inc.  (1)                                                  11,500      268
Paychex, Inc.                                                                         8,500      266
Concord EFS, Inc.  (1)                                                                7,100      214
DeVry Inc.  (1)                                                                       8,425      192
ServiceMaster Co.                                                                    12,000      165


Semiconductor equipment & products  -  5.59%
Texas Instruments Inc.                                                               10,100      239
Maxim Integrated Products, Inc.  (1)                                                  4,000      153
Xilinx, Inc.  (1)                                                                     6,375      143
Applied Materials, Inc.  (1)                                                          6,000      114
Taiwan Semiconductor Manufacturing                                                   55,000      112
 Co. Ltd. (Taiwan) (1)
KLA-Tencor Corp.  (1)                                                                 1,675       74
Linear Technology Corp.                                                               2,150       68
Altera Corp.  (1)                                                                     4,950       67
Applied Micro Circuits Corp.  (1)                                                     4,800       23


Communications equipment  -  4.87%
Cisco Systems, Inc.  (1)                                                             26,300      367
Motorola, Inc.                                                                       20,000      288
Lucent Technologies Inc. 8.00% convertible                                              160       77
 preferred 2031
Lucent Technologies Inc. 8.00% convertible                                               80       39
 preferred 2031  (2)
Juniper Networks, Inc.  (1)                                                          10,000       56
Telefonaktiebolaget LM Ericsson, Class B (Sweden) (1)                                25,000       38


Media  -  4.50%
AOL Time Warner Inc.  (1)                                                            32,500      478
Clear Channel Communications, Inc.  (1)                                               7,425      238
Viacom Inc., Class B, nonvoting  (1)                                                  1,875       83


Specialty retail  -  4.39%
Gap, Inc.                                                                            33,000      469
Lowe's Companies, Inc.                                                                3,000      136
United Rentals, Inc.  (1)                                                             6,000      131
Fast Retailing Co., Ltd. (Japan)                                                      2,000       43


Multiline retail  -  4.30%
Wal-Mart de Mexico, SA de CV, Series V (Mexico)                                      80,000      217
Kohl's Corp.  (1)                                                                     3,000      210
Target Group                                                                          4,500      172
Dollar General Corp.                                                                  8,600      164


Banks  -  3.74%
Wells Fargo & Co.                                                                    10,650      533
Hang Seng Bank Ltd. (Hong Kong)                                                       9,200       99
HSBC Holdings PLC (United Kingdom)                                                    2,871       33


Software  -  3.16%
Intuit Inc.  (1)                                                                      5,480      272
Oracle Corp.  (1)                                                                    15,000      142
Microsoft Corp.  (1)                                                                  2,500      137
Novell, Inc.  (1)                                                                     3,000       10


Internet & catalog retail  -  2.60%
USA Interactive (formerly USA Networks, Inc.) (1)                                    11,800      277
eBay Inc.  (1)                                                                        3,000      185


Airlines  -  2.59%
Southwest Airlines Co.                                                               16,800      271
Ryanair Holdings PLC (ADR) (Ireland) (1)                                              3,100      108
British Airways PLC (United Kingdom) (1)                                             28,000       80


Diversified telecommunication services  -  2.19%
Maxis Coummunications Bhd. (Malaysia) (1)                                           165,000      211
CenturyTel, Inc.                                                                      6,000      177


IT consulting & services  -  2.15%
Electronic Data Systems Corp.                                                         6,100      227
Titan Corp.  (1)                                                                      8,500      155


Hotels, restaurants & leisure  -  1.98%
Carnival Corp.                                                                        7,000      194
Bally Total Fitness Holding Corp.  (1)                                                8,400      157


Energy equipment & services  -  1.90%
Schlumberger Ltd.                                                                     4,175      194
Precision Drilling Corp. (Canada) (1)                                                 4,100      143


Wireless telecommunication services  -  1.36%
AT&T Wireless Services, Inc.  (1)                                                    24,100      141
Sprint Corp. 7.125% convertible preferred 2004, units                                11,000       90
Western Wireless Corp., Class A  (1)                                                  3,225       10


Computers & peripherals  -  1.23%
International Business Machines Corp.                                                 2,000      144
EMC Corp.  (1)                                                                       10,000       75


Health care providers & services  -  1.06%
Service Corp. International  (1)                                                     23,600      114
IMS Health Inc.                                                                       4,100       74


Electronic equipment & instruments  -  1.00%
Sanmina-SCI Corp.  (1)                                                               15,000       95
Solectron Corp.  (1)                                                                 13,600       83


Internet software & services  -  0.80%
Yahoo! Inc.  (1)                                                                      8,000      118
VeriSign, Inc.  (1)                                                                   3,400       24


Aerospace & defense  -  0.68%
Mercury Computer Systems, Inc.  (1)                                                   5,800      120


Multi-utilities & unregulated power  -  0.07%
AES Corp.  (1)                                                                        2,300       12
Total stocks (cost:15,460,000)                                                                12,674


                                                                                 Principal
                                                                                    amount
Convertible debentures                                                               (000)

Semiconductor equipment & eroducts  -  0.56%
Agere Systems Inc. 6.50% convertible notes 2009                                   $ 130,000     $ 99
Total convertible debentures (cost: $130,000)                                                     99


Miscellaneous  -  2.32%
Other equity securities in initial period of acquisition                                         412
Total equity securities (cost: $15,590,000)                                                   13,185



                                                                                 Principal   Market
                                                                                    amount    value
Short-term securities                                                                (000)    (000)

Corporate short-term notes  -  17.06%
Colgate-Palmolive Co. 1.73% due 7/15/2002 (2)                                           500      499
Ciesco LP 1.77% due 7/2/2002                                                            450      450
Park Avenue Receivables Corp. 1.78% due 7/9/2002 (2)                                    400      400
Harvard University 1.76% due 8/2/2002                                                   400      399
General Electric Co. 1.98% due 7/1/2002                                                 380      380
Procter & Gamble Co.1.73% due 7/8/2002 (2)                                              300      300
Alcoa Inc. 1.72% due 7/16/2002 (3)                                                      300      300
Emerson Electric Co. 1.76% due 7/19/2002 (2)                                            300      300


Federal agency discount notes  -  10.13%
Fannie Mae 1.72%-1.73% due 7/2-7/3/2002                                               1,200    1,200
Freddie Mac 1.75% due 7/2/2002                                                          300      300
Federal Home Loan Banks 1.74% due 9/6/2002                                              300      299

Total short-term securities (cost: $4,827,000)                                                 4,827

Total investment securities (cost: $20,417,000)                                               18,012
New Taiwanese Dollar (cost: $10,000)                                          NT$352              10

Excess of payables over cash and receivables                                                     272

Net assets                                                                                   $17,750

(1) Non-income-producing security.
(2) Purchased in a private placement transaction;
 resale may be
    limited to qualified institutional buyers;
 resale to the public
    may require registration.
(3) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions
 settling in the future.


ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series Global Growth Fund
Investment portfolio, June 30, 2002 (unaudited)



                                                                                               Market
                                                                                                value
Equity securities (common and preferred stocks)                                      Shares     (000)
SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  7.50%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                           6,204,220    12,647
Tokyo Electron Ltd. (Japan)                                                          110,000     7,182
Applied Materials, Inc. (USA) (1)                                                    365,000     6,942
Texas Instruments Inc. (USA)                                                         288,000     6,826
Samsung Electronics Co., Ltd. (South Korea)                                           16,000     4,383
KLA-Tencor Corp. (USA) (1)                                                            80,000     3,519
Rohm Co., Ltd. (Japan)                                                                23,000     3,440
Altera Corp. (USA) (1)                                                               235,000     3,196
ASML Holdings NV, New York registered (Netherlands) (1)                              210,000     3,175
Maxim Integrated Products, Inc. (USA) (1)                                             64,000     2,453
Linear Technology Corp. (USA)                                                         61,000     1,917
Xilinx, Inc. (USA) (1)                                                                75,000     1,682
Dialog Semiconductor PLC (Germany) (1)                                               837,000     1,350
Applied Micro Circuits Corp. (USA) (1)                                               110,000       520


PHARMACEUTICALS  - 7.48%
AstraZeneca PLC  (United Kingdom)                                                    213,960     8,875
AstraZeneca PLC                                                                      162,405     6,761
AstraZeneca PLC (ADR)                                                                  3,000       123
Pfizer Inc (USA)                                                                     292,950    10,253
Shionogi & Co., Ltd. (Japan)                                                         491,000     6,276
Forest Laboratories, Inc. (USA) (1)                                                   72,400     5,126
Eli Lilly and Co. (USA)                                                               85,000     4,794
Novo Nordisk A/S, Class B (Denmark)                                                  126,500     4,198
Pharmacia Corp. (USA)                                                                100,000     3,745
H. Lundbeck A/S (Denmark)                                                            124,950     3,314
Aventis SA (France)                                                                   35,000     2,485
CSL Ltd. (Australia)                                                                 100,000     1,812
Sanofi-Synthelabo (France)                                                            16,000       975
Elan Corp., PLC (ADR) (Ireland) (1)                                                   50,000       274


MEDIA  - 7.34%
AOL Time Warner Inc. (USA) (1)                                                       677,500     9,966
Viacom Inc., Class B, nonvoting (USA) (1)                                            200,177     8,882
Clear Channel Communications, Inc. (USA) (1)                                         266,680     8,539
Independent News & Media PLC (Ireland)                                             2,533,084     5,013
Grupo Televisa, SA, ordinary participation                                           120,000     4,486
 certificates (ADR) (Mexico) (1)
Fox Entertainment Group, Inc., Class A (USA) (1)                                     125,000     2,719
News Corp. Ltd. (Australia)                                                          406,011     2,214
Vivendi Universal (ADR) (France)                                                      64,000     1,376
Vivendi Universal                                                                     38,617       836
Univision Communications Inc., Class A (USA) (1)                                      70,000     2,198
Granada PLC (United Kingdom)                                                       1,169,772     1,992
ProSieben SAT.1 Media AG, nonvoting, preferred (Germany)                             144,000     1,389
Rogers Communications Inc., Class B, nonvoting (Canada) (1)                          125,000     1,123
Washington Post Co., Class B (USA)                                                     2,000     1,090
PT Multimedia-Servicos de Telecomunicacoes e                                         118,000     1,045
 Multimedia, SGPS, SA (Portugal)  (1)
Clear Media Ltd. (Hong Kong) (1)                                                   1,450,000       985
Havas SA (formerly Havas Advertising) (France)                                       140,000       863
Daily Mail and General Trust PLC, Class A,                                            87,250       836
 nonvoting (United Kingdom)
Village Roadshow Ltd., Class A, 5.50%                                              1,222,262       702
preferred (Australia)
Nippon Television Network Corp. (Japan)                                                2,300       514
SET Satellite (Singapore) Pte. Ltd. (India) (1) (2) (3)                              155,973       438
Insight Communications Co., LP, Class A (USA) (1)                                     20,000       235
SET India Ltd. (India) (1) (2) (3)                                                     6,400       209
PRIMEDIA Inc. (USA) (1)                                                              150,000       183
UnitedGlobalCom, Inc., Class A (USA) (1)                                              35,000        96
United Pan-Europe Communications NV,                                                 395,000        43
Class A (Netherlands) (1)
KirchMedia GmbH & Co. KGaA,                                                           42,000        -
nonvoting (Germany) (2) (3)

FOOD PRODUCTS  -  5.01%
Orkla AS (Norway)                                                                    582,285    11,258
Lindt & Sprungli AG, participation                                                     6,000     3,438
 certificate (Switzerland)
Lindt & Sprungli AG                                                                      525     3,322
Unilever PLC (United Kingdom)                                                        720,000     6,576
Nestle SA (Switzerland)                                                               25,000     5,840
Unilever NV (Netherlands)                                                             60,000     3,936
Groupe Danone (France)                                                                22,000     3,030
Sara Lee Corp. (USA)                                                                 105,000     2,167


DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.03%
Telekom Austria AG (Austria) (1)                                                   1,431,000    11,498
Swisscom AG (Switzerland)                                                             26,595     7,752
Hellenic Telecommunications Organization SA (Greece)                                 365,000     5,779
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                130,000     4,170
AT&T Corp. (USA)                                                                     235,000     2,515
Telewest Communications PLC (United Kingdom) (1)                                   1,500,000        70
NTL Inc. (USA) (1)                                                                   550,000        18


SPECIALTY RETAIL  -  3.67%
Michaels Stores, Inc. (USA) (1)                                                      290,000    11,310
Limited Brands, Inc. (formerly Limited Inc.) (USA)                                   310,000     6,603
Lowe's Companies, Inc. (USA)                                                         140,000     6,356
Dixons Group PLC (United Kingdom)                                                  1,091,929     3,189
Kingfisher PLC (United Kingdom)                                                      320,119     1,546


OIL & GAS  -  3.61%
Norsk Hydro AS (Norway)                                                              186,000     8,878
Husky Energy Inc. (Canada)                                                           675,000     7,430
Petroleo Brasileiro SA - Petrobras, ordinary                                         284,300     5,362
 nominative (ADR) (Brazil)
"Shell" Transport and Trading Co., PLC New                                           100,000     4,501
York registered (ADR) (United Kingdom)
Imperial Oil Ltd. (Canada)                                                            75,283     2,348


BANKS  -  2.87%
Bank of Nova Scotia (Canada)                                                         161,000     5,318
Royal Bank of Canada (Canada)                                                        144,000     4,995
Credit Suisse Group (Switzerland) (1)                                                125,000     3,976
Lloyds TSB Group PLC (United Kingdom)                                                300,000     2,992
DBS Group Holdings Ltd. (Singapore)                                                  351,000     2,463
Westpac Banking Corp. (Australia)                                                    214,348     1,960
Toronto-Dominion Bank (Canada)                                                        39,200       930


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  2.71%
Murata Manufacturing Co., Ltd. (Japan)                                               112,000     7,209
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                     85,000     4,126
Venture Corp. Ltd. (formerly Venture                                                 490,000     3,910
Manufacturing (Singapore) Ltd) (Singapore)
EPCOS AG (Germany) (1)                                                                75,000     2,456
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                        540,000     2,210
Celestica Inc. (Canada) (1)                                                           65,000     1,476


WIRELESS TELECOMMUNICATION SERVICES  -  2.54%
Vodafone Group PLC (United Kingdom)                                                2,524,684     3,470
Vodafone Group PLC (ADR)                                                             120,000     1,638
Vodafone Libertel NV (formerly                                                       680,000     4,636
Libertel N.V.) (Netherlands) (1)
NTT DoCoMo, Inc. (Japan)                                                               1,425     3,514
America Movil SA de CV, Series L (ADR) (Mexico)                                      220,200     2,951
Tele Nordeste Celular Participacoes SA,                                               82,200     1,578
preferred nominative (ADR) (Brazil)
KDDI Corp. (Japan)                                                                       480     1,485
Egyptian Co. for Mobile Services (Egypt)                                              90,000       532
Nextel Communications, Inc., Class A (USA) (1)                                        50,000       160
Crown Castle International Corp. (USA) (1)                                            30,000       118


SOFTWARE  -  2.48%
Microsoft Corp. (USA) (1)                                                            165,000     9,026
Cadence Design Systems, Inc. (USA) (1)                                               217,000     3,498
Intuit Inc. (USA) (1)                                                                 40,000     1,989
Mentor Graphics Corp. (USA) (1)                                                      132,000     1,877
Oracle Corp. (USA) (1)                                                               190,000     1,799
Capcom Co., Ltd. (Japan)                                                              54,000     1,399


AUTOMOBILES  -  2.40%
Bayerische Motoren Werke AG (Germany)                                                240,000     9,915
Suzuki Motor Corp. (Japan)                                                           520,000     6,429
Honda Motor Co., Ltd. (Japan)                                                         65,000     2,640


METALS & MINING  -  2.38%
JSC MMC "Norilsk Nickel" (ADR) (Russia)                                              360,000     7,524
Hoganas AB, Class B (Sweden)                                                         160,000     3,453
Alcoa Inc. (USA)                                                                     100,000     3,315
BHP Billiton PLC (United Kingdom)                                                    500,000     2,730
POSCO (South Korea)                                                                   16,070     1,786


HEALTH CARE EQUIPMENT & SUPPLIES  -  2.24%
Centerpulse (formerly Sulzer Medica Ltd) (Switzerland)                                71,000    11,866
Synthes-Stratec Inc. (Switzerland)                                                     9,500     5,820


COMMERCIAL SERVICES & SUPPLIES  -  2.15%
Hays PLC (United Kingdom)                                                          1,946,514     4,578
Sabre Holdings Corp., Class A (USA) (1)                                              100,000     3,580
DeVry Inc. (USA) (1)                                                                 130,000     2,969
Apollo Group, Inc., Class A (USA) (1)                                                 63,000     2,483
Securitas AB, Class B (Sweden)                                                        90,000     1,854
Brambles Industries Ltd. (Australia)                                                 287,358     1,528


DIVERSIFIED FINANCIALS  -  2.10%
Capital One Financial Corp. (USA)                                                    110,000     6,716
J.P. Morgan Chase & Co. (USA)                                                        110,000     3,731
ING Groep NV (Netherlands)                                                            80,000     2,058
AIFUL Corp. (Japan)                                                                   25,000     1,643
First Pacific Co. Ltd. (Hong Kong) (1)                                             6,626,735     1,240
Shohkoh Fund & Co., Ltd. (Japan)                                                      10,000     1,212


HOTELS, RESTAURANTS & LEISURE  -  1.92%
Starbucks Corp. (USA) (1)                                                            320,000     7,952
Carnival Corp. (USA)                                                                 128,000     3,544
McDonald's Corp. (USA)                                                                83,000     2,362
Compass Group PLC (United Kingdom)                                                   213,205     1,296


PERSONAL PRODUCTS  -  1.85%
Shiseido Co., Ltd. (Japan)                                                           555,000     7,413
Estee Lauder Companies Inc., Class A (USA)                                           110,000     3,872
Avon Products, Inc. (USA)                                                             62,900     3,286


COMMUNICATIONS EQUIPMENT  -  1.46%
Nokia Corp. (ADR) (Finland)                                                          535,000     7,747
Nokia Corp.                                                                           70,000     1,026
Cisco Systems, Inc. (USA) (1)                                                        184,500     2,574
ADVA AG Optical Networking (Germany) (1)                                              89,300       143


CHEMICALS  -  1.45%
Dow Chemical Co. (USA)                                                               258,600     8,891
Valspar Corp. (USA)                                                                   39,000     1,760
BOC Group PLC (United Kingdom)                                                        50,000       778


AIRLINES  -  1.39%
Ryanair Holdings PLC (ADR) (Ireland) (1)                                             166,000     5,789
Ryanair Holdings PLC (1)                                                             134,600       832
easyJet PLC (United Kingdom) (1)                                                     570,000     2,995
easyJet PLC, rights, expire 2002 (1)                                                 207,272       253
British Airways PLC (United Kingdom) (1)                                             400,000     1,138


HEALTH CARE PROVIDERS & SERVICES  -  1.29%
Rhon-Klinikum AG, nonvoting preferred (Germany)                                      100,000     4,250
Rhon-Klinikum AG                                                                      60,000     2,909
Fresenius Medical Care AG, preferred (Germany)                                        90,000     3,028


FOOD & DRUG RETAILING  -  1.24%
Koninklijke Ahold NV (Netherlands)                                                   240,000     5,058
Woolworths Ltd. (Australia)                                                          641,083     4,748


INSURANCE  -  1.19%
American International Group, Inc. (USA)                                              75,000     5,117
Munchener Ruckversicherungs-Gesellschaft AG (Germany)                                 18,000     4,266


AIR FREIGHT & LOGISTICS  -  1.13%
United Parcel Service, Inc., Class B (USA)                                           122,000     7,534
Atlas Air Worldwide Holdings, Inc. (USA) (1)                                         385,000     1,424


ELECTRIC UTILITIES  -  .99%
Scottish Power PLC (United Kingdom)                                                1,060,000     5,710
National Grid Group PLC (United Kingdom)                                             300,000     2,135


INTERNET & CATALOG RETAIL  -  .94%
eBay Inc. (USA) (1)                                                                   63,900     3,938
USA Interactive (formerly USA Networks, Inc.) (USA) (1)                              150,000     3,517


TEXTILES, APPAREL & LUXURY GOODS  -  .88%
Cie. Financiere Richemont AG, units, Series A (Switzerland)                          303,000     6,905


MULTILINE RETAIL  -  .78%
Wal-Mart de Mexico, SA de CV, Class V (ADR) (Mexico)                                 228,000     6,156


CONTAINERS & PACKAGING  -  .77%
Sealed Air Corp. (USA) (1)                                                           150,000     6,040


PAPER & FOREST PRODUCTS  -  .73%
Kimberly-Clark de Mexico, SA de CV, Class A (Mexico)                               1,540,000     4,127
Weyerhaeuser Co. (USA)                                                                25,000     1,596


BEVERAGES  -  .63%
Anheuser-Busch Companies, Inc. (USA)                                                  50,000     2,500
Heineken NV (Netherlands)                                                             56,000     2,463


OFFICE ELECTRONICS  -  .49%
Canon, Inc. (Japan)                                                                  103,000     3,900


INDUSTRIAL CONGLOMERATES  -  .48%
General Electric Co. (USA)                                                           130,000     3,776


DISTRIBUTORS  -  .38%
Li & Fung Ltd. (Hong Kong)                                                         2,200,000     2,962


ELECTRICAL EQUIPMENT  -  .38%
Nitto Denko Corp. (Japan)                                                             90,000     2,957


AEROSPACE & DEFENSE  -  .37%
Bombardier Inc., Class B (Canada)                                                    350,000     2,914


COMPUTERS & PERIPHERALS  -  .33%
Opticom ASA (Norway) (1)                                                              56,000       982
Psion PLC (United Kingdom) (1)                                                     1,200,000       889
Anoto Group AB (formerly C Technologies AB) (Sweden) (1)                             335,976       622
Anota Group AB, paid issued shares  (1)                                               68,800       128


BUILDING PRODUCTS  - .30%
Asahi Glass Co., Ltd. (Japan)                                                        375,000     2,404


ENERGY EQUIPMENT & SERVICES  - .30%
Schlumberger Ltd. (USA)                                                               50,900     2,367


CONSTRUCTION MATERIALS  -  .28%
Holcim Ltd. (Switzerland)                                                              9,500     2,184


HOUSEHOLD DURABLES  -  .26%
Sony Corp. (Japan)                                                                    39,200     2,074


OTHER   -  .36%
Cheung Kong (Holdings) Ltd. (Hong Kong)                                              210,000     1,750
Cheung Kong (Holdings) Ltd., rights, expire 2002  (1)                                  8,400         -
VeriSign, Inc. (USA) (1)                                                             100,000       719
CNET Networks, Inc. (USA) (1)                                                        158,839       316
WEB.DE AG (Germany) (1)                                                               30,000        88


Miscellaneous  -  .96%
Other equity securities in initial period of acquisition                                         7,542
Total equity securities: (cost: $772,181,000)                                                  663,514

                                                                                  Principal
                                                                                     amount
Short-term securities                                                                 (000)

Corporate short-term notes  -  12.07%
Danske Corp. Inc. 1.85%-1.86% due 7/10-7/12/02                                        12,800    12,793
Rio Tinto America, Inc. 1.78% due 7/22/02 (2)                                         12,800    12,786
KfW International Finance Inc. 1.77% due 7/25/02                                      10,000     9,988
American Honda Finance Corp. 1.77% due 7/26/02                                         9,300     9,288
Chevron U.K. Ltd. 1.76% due 8/13/02 (2)                                                9,100     9,080
Coca-Cola Co. 1.75% due 7/15/02                                                        8,640     8,634
Ciesco LP 1.78% due 7/17/02                                                            8,400     8,393
General Electric Co. 1.98% due 7/01/02                                                 8,300     8,299
Motiva Enterprises LLC 1.76% due 7/17/02                                               7,000     6,994
Triple-A One Funding Corp. 1.79% due 7/09/02 (2)                                       6,500     6,497
Corporate Asset Funding Co. Inc. 1.76% due 7/12/02 (2)                                 2,500     2,498


Federal agency discount notes  -  3.84%
Fannie Mae 1.77%-1.80% due 7/10-7/17/02                                               22,600    22,584
Federal Home Loan Banks 1.73% due 7/05/02                                              4,800     4,799
Federal Farm Credit Bank 1.75% due 7/10/02                                             2,915     2,913

Total short-term securities (cost: $125,546,000)                                               125,546

Total investment securities (cost: $897,727,000)                                               789,060
New Taiwanese Dollar (cost: $481,000)                                             NT$16,472        494

Excess of payables over cash and receivables                                                       117

Net assets                                                                                    $789,437

(1) Non-income-producing security.
(2) Purchased in a private placement transaction;
     resale may be limited to qualified
     institutional buyers; resale to the public may require registration.
(3) Valued under procedures established
by the Board of Trustees.

ADR = American Depositary Receipts

See Notes to Financial Statements.

American Funds Insurance Series
Global Small Capitalization Fund
Investment portfolio, June 30, 2002 (unaudited)

                                                                            Shares    Market  Percent
                                                                                       value   of net
Stocks (common & preferred)                                                            (000)   assets

HOTELS, RESTAURANTS & LEISURE  -  7.87%
P.F. Chang's China Bistro, Inc. (USA) (1) (2)                               150,000     4,713
P.F. Chang's China Bistro, Inc. (USA) (1)                                    80,000     2,514     1.58
Four Seasons Hotels Inc. (Canada)                                           141,600     6,641     1.45
Ameristar Casinos, Inc. (USA) (1)                                           190,000     5,521     1.21
J D Wetherspoon PLC (United Kingdom)                                      1,050,000     5,003     1.09
Vail Resorts, Inc. (USA) (1)                                                200,000     3,420      .75
Extended Stay America, Inc. (USA) (1)                                       200,000     3,244      .71
Orient-Express Hotels Ltd., Class A (USA) (1)                               173,900     2,979      .65
Boca Resorts, Inc., Class A (USA) (1)                                       150,000     1,988      .43


SPECIALTY RETAIL  -  6.85%
Sharper Image Corp. (USA) (1)                                               250,000     5,037     1.10
Zale Corp. (USA) (1)                                                        125,000     4,531      .99
Culture Convenience Club Co., Ltd. (Japan)                                  165,000     4,386      .96
Circuit City Stores, Inc. - CarMax Group (USA) (1)                          200,000     4,330      .95
Genesco Inc. (USA) (1)                                                      150,000     3,653      .80
Restoration Hardware, Inc. (USA) (1)  (2) (3)                               282,051     2,247
Restoration Hardware, Inc. (1)  (2)                                         100,000       885      .68
Claire's Stores, Inc. (USA)                                                 100,000     2,290      .50
KOMERI Co., Ltd. (Japan)                                                     37,500     1,094      .24
JJB Sports PLC (United Kingdom)                                             200,000       988      .22
Giordano International Ltd. (Hong Kong)                                   1,600,000       985      .21
DFS Furniture Co. PLC (United Kingdom)                                      136,425       857      .19
EUROBIKE AG (Germany) (1)                                                    21,325        63      .01


OIL & GAS  -  5.20%
Western Oil Sands Inc., Class A (Canada) (1) (2)                            485,556     8,919
Western Oil Sands Inc., Class A  (1)                                        114,444     2,102     2.41
Newfield Exploration Co. (USA) (1)                                           58,400     2,171      .47
Penn West Petroleum Ltd. (Canada) (1)                                        75,000     2,084      .46
Western Gas Resources, Inc. (USA)                                            50,000     1,870      .41
Spinnaker Exploration Co. (USA) (1)                                          50,000     1,801      .39
Tullow Oil PLC (Ireland) (1)                                              1,026,399     1,513      .33
Sibir Energy PLC (United Kingdom) (1)                                     5,129,891     1,274      .28
Premcor Inc. (USA) (1)                                                       41,250     1,061      .23
Bonavista Petroleum Ltd.  (Canada) (1)                                       10,000       991      .22


MEDIA  -  4.83%
Fox Kids Europe NV (Netherlands) (1)                                        288,000     3,277      .72
Woongjin.com Co., Ltd. (South Korea)                                        490,900     2,309      .50
SBS Broadcasting SA (Luxembourg) (1)                                        118,000     2,196      .48
Westwood One, Inc. (USA) (1)                                                 64,200     2,146      .47
Journal Register Co. (USA) (1)                                              100,000     2,010      .44
Corus Entertainment Inc., Class B,                                           95,000     1,688      .37
 nonvoting (Canada) (1)
Lions Gate Entertainment Corp., Series A,                                       572     1,145
5.25% convertible preferred (Canada) (2) (3) (4)
Lions Gate Entertainment Corp. (Canada) (1)                                 200,000       401
Lions Gate Entertainment Corp. warrants,                                    237,150        19      .34
 expire 2004 (1) (2) (3)
Groupe AB SA (France)                                                       141,250     1,398      .31
Cheil Communications Inc. (South Korea)                                      13,000     1,364      .30
CanWest Global Communications Corp. (Canada)                                175,000       942      .21
UnitedGlobalCom, Inc., Class A (USA) (1)                                    300,000       825      .18
Zee Telefilms Ltd. (India)                                                  310,000       806      .18
Sun Media Group Holdings Ltd. (Hong Kong) (1)                            53,400,000       753      .16
Sanctuary Group PLC (United Kingdom)                                       687,481        506      .11
BKN International AG (Germany) (1)                                          165,000       155      .03
PRIMEDIA Inc. (USA) (1)                                                     117,045       143      .03
Sportsworld Media Group PLC                                                 179,500        13      .00
 (United Kingdom) (1) (3)
Lone Star Research, Inc. (formerly Modalis                                  322,270         3      .00
 Research Technologies, Inc.) (USA) (1) (2) (3)


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  4.57%
Kingboard Chemical Holdings Ltd. (Hong Kong)                              6,200,000     5,485
Kingboard Chemical Holdings Ltd.,                                           460,000       111     1.22
 warrants, expire 2003 (1)
Keithley Instruments, Inc. (USA)                                            300,000     4,332      .95
Micronic Laser Systems AB (Sweden) (1)                                      195,000     2,954      .65
Venture Corp. Ltd. (formerly Venture                                        168,000     1,340
Manufacturing (Singapore) Ltd.) (Singapore)
Venture Corp. Ltd. (2)                                                       90,000       718      .45
FLIR Systems, Inc. (USA) (1)                                                 40,000     1,679      .37
Hankuk Electric Glass Co., Ltd. (South Korea)                                25,000     1,438      .31
Citizen Electronics Co., Ltd. (Japan)                                        15,000     1,254      .27
Hana Microelectronics PCL (Thailand)                                        460,000       781      .17
Orbotech Ltd. (Israel) (1)                                                   27,000       613      .13
alphyra group PLC (Ireland) (1)                                              98,029       233      .05

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  4.57%
Faraday Technology Corp. (Taiwan)                                         1,189,000     5,239     1.13
Cymer, Inc. (USA) (1)                                                       100,000     3,504      .77
ASM Pacific Technology Ltd. (Hong Kong)                                   1,200,000     2,638      .58
O2Micro International Ltd. (USA) (1)                                        200,000     2,070      .45
PDF Solutions, Inc. (USA) (1)                                               260,000     1,901      .42
Exar Corp. (USA) (1)                                                         75,000     1,479      .32
LogicVision, Inc. (USA) (1)                                                 225,000     1,204      .26
Vitesse Semiconductor Corp. (USA) (1)                                       250,000       778      .17
S.O.I.TEC SA (France) (1)                                                    74,600       723      .16
Melexis NV (Belgium) (1)                                                    100,000       717      .16
Semtech Corp. (USA) (1)                                                      25,000       668      .15
Custom Silicon Configuration Services,                                       40,000         -        -
warrants, expire 2003 (Belgium) (1) (3)

METALS & MINING  -  4.07%
Gabriel Resources Ltd. (Canada) (1)                                         800,000     2,701
Gabriel Resources Ltd., warrants,                                           600,000     1,823      .99
 expire 2002 (1) (2) (3)
Nelson Resources Ltd. (Canada) (1)                                        8,091,580     4,010      .88
Kenmare Resources PLC (Ireland) (1)                                      12,000,000     3,127      .68
First Quantum Minerals Ltd. (Canada) (1)                                    900,000     2,557      .56
Wheaton River Minerals Ltd., special                                      1,875,000     1,725      .38
warrants, expire 2002 (Canada) (1) (2) (3)
Thistle Mining Inc. (Canada) (1)                                          3,945,455     1,694      .37
Navan Mining PLC (United Kingdom) (1)                                     3,450,000       814      .17
Namibian Minerals Corp. (Canada) (1)                                      1,454,000       135
Namibian Minerals Corp., warrants,                                          950,000         -      .03
expire 2006 (1) (3)
Arcon International Resources PLC (Ireland) (1)                           2,929,000        67      .01


SOFTWARE  -  3.86%
OPNET Technologies, Inc. (USA) (1)                                          600,000     5,376     1.17
Verisity Ltd. (Israel) (1)                                                  140,000     2,428      .53
Cadence Design Systems, Inc. (USA) (1)                                      129,984     2,095      .46
Mentor Graphics Corp. (USA) (1)                                             145,000     2,062      .45
Creo Inc. (Canada) (1)                                                      200,000     2,012      .44
Micromuse Inc. (USA) (1)                                                    350,000     1,624      .36
Aspen Technology, Inc. (USA) (1)                                            100,000       834      .18
HNC Software Inc. (USA) (1)                                                  30,700       513      .11
Aldata Solution Oyj (Finland) (1)                                           230,000       387      .08
Melody Interactive Solutions AB,                                             86,300       187      .04
Class A (Sweden) (1) (2) (3)
Alterian PLC (United Kingdom) (1)                                           125,000        82      .02
Infoteria Corp. (Japan) (1) (2) (3)                                             128        67      .02


COMMERCIAL SERVICES & SUPPLIES  -  3.84%
Education Management Corp. (USA) (1)                                        185,400     7,551     1.65
Informatics Holdings Ltd. (Singapore)                                     2,957,000     2,594      .57
Oslo Bors Holding ASA (Norway) (1) (2)                                       75,000     1,780      .39
ITE Group PLC (United Kingdom)                                            3,831,058     1,703      .37
Stericycle, Inc. (USA) (1)                                                   40,000     1,416      .31
Sylvan Learning Systems, Inc. (USA) (1)                                      50,000       997      .22
Sanix Inc. (Japan)                                                           32,500       791      .17
ZENON Environmental Inc. (Canada) (1)                                        75,000       748      .16


BIOTECHNOLOGY  -  3.54%
Amylin Pharmaceuticals, Inc. (USA) (1)                                    1,029,100    11,258     2.46
ILEX Oncology, Inc. (USA) (1)                                               101,000     1,423      .31
IDEXX Laboratories, Inc. (USA) (1)                                           40,000     1,032      .22
Martek Biosciences Corp. (USA) (1)                                           35,000       732      .16
OSI Pharmaceuticals, Inc. (USA) (1)                                          30,000       721      .16
Vical Inc. (USA) (1)                                                         80,000       422      .09
Actelion Ltd (Switzerland) (1)                                                8,950       325      .07
Forbes Medi-Tech Inc. (Canada) (1)                                          252,000       160      .04
Transgenomic, Inc. (USA) (1)                                                 50,000       126      .03


INTERNET SOFTWARE & SERVICES  -  3.38%
DoubleClick Inc. (USA) (1)                                                  530,000     3,842      .84
EarthLink, Inc. (USA) (1)                                                   560,000     3,713      .81
Hotels.com, (formerly Hotel Reservations                                     50,000     2,112      .46
Network, Inc.), Class A (USA) (1)
Cybird Co., Ltd. (Japan) (1)                                                    390     1,715      .38
SonicWALL, Inc. (USA) (1)                                                   200,000     1,004      .22
MatrixOne, Inc. (USA) (1)                                                   150,000       915      .20
RADWARE Ltd. (Israel) (1)                                                    60,000       522      .11
Epicentric, Inc., Series C, convertible                                     340,136       435      .10
preferred (USA) (1) (2) (3)
Homestore Inc. (USA) (1)                                                    300,000       432      .10
DreamArts Corp. (Japan) (1) (2) (3)                                             400       418      .09
Muse Prime Software, Inc., Series B,                                        246,129       330      .07
convertible preferred (USA) (1) (2) (3)


INSURANCE  -  3.26%
Hilb, Rogal and Hamilton Co. (USA)                                          125,000     5,656     1.24
Zenith National Insurance Corp. (USA)                                       110,000     3,504      .76
Arthur J. Gallagher & Co. (USA)                                             100,000     3,465      .76
First American Corp. (USA)                                                  100,000     2,300      .50


AEROSPACE & DEFENSE  -  3.13%
Mercury Computer Systems, Inc. (USA) (1)                                    325,000     6,727     1.47
Armor Holdings, Inc. (USA) (1)                                               94,300     2,405      .53
Integrated Defense Technologies, Inc. (USA) (1)                              60,000     1,766      .39
DRS Technologies, Inc. (USA) (1)                                             40,000     1,710      .37
EDO Corp. (USA)                                                              60,000     1,710      .37


INTERNET & CATALOG RETAIL  -  3.04%
School Specialty, Inc. (USA) (1)                                            327,900     8,709     1.90
Ticketmaster, Class B (USA) (1)                                             177,300     3,317      .72
dELiA*s Corp., Class A (USA) (1)                                            375,000     1,913      .42


AIRLINES  -  2.73%
WestJet Airlines Ltd. (Canada) (1)                                          487,500     6,684     1.46
Atlantic Coast Airlines Holdings, Inc. (USA) (1)                            246,100     5,340     1.17
ExpressJet Holdings, Inc. (USA) (1)                                          35,000       457      .10


HEALTH CARE PROVIDERS & SERVICES  -  2.49%
Province Healthcare Company (USA) (1)                                       150,000     3,354      .73
Triad Hospitals, Inc. (USA) (1)                                              75,000     3,179      .69
Rhon-Klinikum AG (Germany)                                                   30,000     1,455
Rhon-Klinikum AG, nonvoting preferred                                        21,000       892      .51
Centene Corp. (USA) (1)                                                      45,000     1,394      .31
ICON PLC (ADR) (Ireland) (1)                                                 40,000     1,140      .25


FOOD & DRUG RETAILING  -  2.26%
Performance Food Group Co. (USA) (1)                                        290,000     9,819     2.15
Migros Turk TAS (Turkey)                                                 11,700,000       513      .11


TRANSPORTATION INFRASTRUCTURE  -  1.90%
Zhejiang Expressway Co. Ltd., Class                                       8,000,000     2,718      .59
 H (People's Republic of China)
Jiangsu Expressway Co. Ltd., Class                                        9,000,000     2,452      .53
 H (People's Republic of China)
SembCorp Logistics Ltd. (Singapore)                                       1,634,000     2,043      .45
International Container Terminal                                         30,645,000     1,488      .33
Services, Inc. (Philippines)


GAS UTILITIES  -  1.61%
Xinao Gas Holdings Ltd. (Hong Kong) (1)                                  10,714,000     3,915      .86
International Energy Group Ltd. (United Kingdom)                            960,000     3,452      .75


HEALTH CARE EQUIPMENT & SUPPLIES  -  1.49%
Wright Medical Group, Inc. (USA) (1)                                        100,000     2,016      .44
InSite Vision Inc. (USA) (1) (2)                                            915,000     1,327
InSite Vision Inc., warrants,                                                 9,150         -      .29
expire 2004 (1) (2) (3)
Lumenis Ltd. (Israel) (1)                                                   300,000     1,113      .24
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)                         157,800       633      .14
Urologix, Inc. (USA) (1)                                                     42,700       546      .12
TriPath Imaging, Inc. (USA) (1)                                              94,836       414      .09
Genetronics Biomedical Corp. (USA) (1)                                      810,000       391      .09
Aspect Medical Systems, Inc. (USA) (1)                                      100,000       380      .08


BANKS  -  1.41%
Korea Exchange Bank (Korea) (1)                                             710,000     3,795      .83
ICICI Bank Ltd. (India)                                                     934,200     2,636
ICICI Bank Ltd. (ADR)                                                         4,000        28      .58


TEXTILES, APPAREL & LUXURY GOODS  -  1.02%
Texwinca Holdings Ltd. (Hong Kong)                                        4,100,000     3,522      .77
Cheil Industries Inc. (South Korea)                                          95,000     1,155      .25


PHARMACEUTICALS  -  .98%
Recordati SpA (Italy)                                                        90,000     2,440      .53
Medicis Pharmaceutical Corp., Class A (USA) (1)                              20,000       855      .19
YM BioSciences Inc., preferred, Class B (Canada) (1)                        300,000       753      .16
Inspire Pharmaceuticals, Inc. (USA) (1)                                     116,000       447      .10


DIVERSIFIED FINANCIALS  -  .95%
Federal Agricultural Mortgage Corp.,                                         75,000     2,003      .44
 Class C (USA) (1)
American Capital Strategies, Ltd. (USA)                                      50,000     1,373      .30
Saxon Capital, Inc. (USA) (1)                                                60,000       976      .21


PERSONAL PRODUCTS  -  .93%
Aderans Co. Ltd. (Japan)                                                    135,000     4,243      .93


CHEMICALS  -  .90%
Solutia Inc. (USA)                                                          500,000     3,510      .77
Cambrex Corp. (USA)                                                          15,000       601      .13


BEVERAGES  -  .77%
Cott Corp. (Canada) (1)                                                     116,500     2,214      .48
BRL Hardy Ltd. (Australia)                                                  172,765       877      .19
Quilmes Industrial SA, Class B (ADR)                                         45,000       440      .10
 (Argentina)


WIRELESS TELECOMMUNICATION SERVICES  -  .75%
TeraBeam Networks (USA) (1) (2) (3)                                         533,332     1,600      .35
GLOBE TELECOM, Inc. (Philippines) (1)                                        99,162     1,026      .22
Tele Celular Sul Participacoes SA,                                           50,000       551      .12
preferred nominative (ADR) (Brazil)
Tele Leste Celular Participacoes SA,                                         25,000       263      .06
preferred nominative (ADR) (Brazil)


COMPUTERS & PERIPHERALS  -  .56%
MegaChips Corp. (Japan)                                                      58,000     1,173      .26
Anoto Group AB, (formerly C                                                 351,740       652
Technologies AB) (Sweden) (1)
Anoto Group AB, paid issued shares (Sweden) (1)                              20,600        38      .15
Computer Access Technology Corp. (USA) (1)                                  200,000       678      .15


PAPER & FOREST PRODUCTS  -  .54%
M-real Oyj, Class B (Finland)                                               257,000     2,490      .54


ELECTRICAL EQUIPMENT  -  .54%
KEC Corp. (South Korea)                                                      45,070     1,745      .38
Moatech Co., Ltd. (South Korea)                                              88,000       710      .16


AIR FREIGHT & LOGISTICS  -  .49%
Atlas Air Worldwide Holdings, Inc. (USA) (1)                                610,000     2,257      .49


TRADING COMPANIES & DISTRIBUTORS  -  .45%
Test-Rite International Co., Ltd.  (Taiwan)                               2,330,000     2,046      .45


DISTRIBUTORS  -  .37%
Sixt AG, nonvoting preferred (Germany)                                      100,000       950      .21
Li & Fung Ltd. (Hong Kong)                                                  400,000       538      .12
MEDION AG (Germany)                                                           4,600       205      .04


FOOD PRODUCTS  -  .31%
PT Indofood Sukses Makmur Tbk (Indonesia)                                11,500,000     1,420      .31


MACHINERY  -  .30%
Asahi Diamond Industrial Co., Ltd. (Japan)                                  175,000       737      .16
Container Corp. of India Ltd. (India)                                       107,600       658      .14


CONSTRUCTION MATERIALS  -  .29%
Anhui Conch Cement Co. Ltd., Class H (China)                              4,152,000     1,344      .29


OTHER INDUSTRIES  -  .36%
Titan Corp. (USA) (1)                                                        50,000       914      .20
Shanghai Real Estates Ltd. (Hong Kong)                                    4,068,000       647      .14
Glocalnet AB (Sweden) (1)                                                   800,000        79      .02
Highpoint Telecommunications Inc. (Canada) (1) (3)                          510,000         3


Total stocks (cost: $444,120,000)                                                     395,539    86.41



                                                                         Principal    Market  Percent
                                                                            amount     value   of net
Convertible debentures                                                       (000)     (000)   assets

METALS & MINING  -  .20%
Nelson Resources Ltd., Series A, 13.00%                                        $500       937      .20
  2004 (Canada) (2) (3)


Total convertible debentures (cost: $500,000)                                             937      .20

Miscellaneous  -  4.95%
Other equity securities in initial                                                     22,669     4.95
period of acquisition

Total equity securities (cost:  $444,620,000)                                         419,145    91.56


                                                                         Principal            Percent
                                                                            amount             of net
Short-term securities                                                        (000)             assets

Corporate short-term notes  -  9.76%
Danske Corp. Inc. 1.85%-1.86% due 7/10-7/12/02                                9,000     8,995     1.96
Svenska Handelsbanken Inc. 1.78% due 7/15/02                                  7,500     7,500     1.64
Corporate Asset Funding Co. Inc. 1.76%                                        6,500     6,496     1.42
due 7/12/02 (2)
BMW US Capital Corp. 1.76% due 7/25/02                                        6,500     6,491     1.42
Halifax PLC 1.76% due 7/15/02                                                 6,200     6,195     1.35
American Honda Finance Corp. 1.77% due 7/26/02                                5,000     4,994     1.09
Rio Tinto America Inc. 1.82% due 7/05/02 (2)                                  4,000     3,999      .88


Federal agency discount notes  -  .66%
Federal Farm Credit Bank 1.75% due 7/10/02                                    3,000     2,998      .66

Total short-term securities (cost: $47,668,000)                                        47,668    10.42

Total investment securities (cost: $492,288,000)                                      466,813   101.98
New Taiwanese Dollar (cost: $331,000)                                    NT$11,120        333      .07

Excess of payables over cash and receivables                                          (9,375)   (2.05)

Net assets                                                                           $457,771  100.00%

(1) Non-income-producing security.
(2) Purchased in a private placement transaction;
   resale may be limited to qualified institutional
    buyers; resale to the public may require
     registration.
(3) Valued under procedures adopted by
authority of the Board of Trustees.
(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

ADR = American Depositary Receipts

See Notes to Financial Statements.

American Funds Insurance Series Growth Fund
Investment portfolio, June 30, 2002


                                                                                      Market
                                                                         Shares        value
Equity securities (common & preferred stocks)                                          (000)

MEDIA  -  14.92%
Viacom Inc., Class B, nonvoting  (1)                                   9,101,661     $403,841
Viacom Inc., Class A  (1)                                                878,400       39,054
AOL Time Warner Inc.  (1)                                             14,184,425      208,653
News Corp. Ltd., preferred (ADR) (Australia)                           2,964,393       58,547
News Corp. Ltd. (ADR)                                                  1,270,000       29,121
Comcast Corp., Class A, nonvoting  (1)                                 3,618,300       86,260
Fox Entertainment Group, Inc., Class A  (1)                            3,450,000       75,037
Clear Channel Communications, Inc.  (1)                                1,958,900       62,724
TMP Worldwide Inc.  (1)                                                1,600,000       34,400
UnitedGlobalCom, Inc., Class A  (1)                                    3,940,000       10,835
Univision Communications Inc., Class A  (1)                              300,000        9,420
PRIMEDIA Inc.  (1)                                                     7,138,100        8,708
United Pan-Europe Communications NV,                                   2,076,000          226
 Class A (Netherlands) (1)
Adelphia Communications Corp., Class A  (1) (2)                        1,464,300           15

INSURANCE  -  10.73%
Berkshire Hathaway Inc., Class A  (1)                                      3,725      248,830
American International Group, Inc.                                     2,640,000      180,127
Progressive Corp.                                                      2,100,000      121,485
XL Capital Ltd., Class A                                               1,110,000       94,017
Arthur J. Gallagher & Co.                                              1,450,000       50,242
Allmerica Financial Corp.                                                397,200       18,351
Aon Corp.                                                                438,500       12,927
Marsh & McLennan Companies, Inc.                                         126,800       12,249

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  9.94%
Texas Instruments Inc.                                                 6,455,000      152,983
Taiwan Semiconductor Manufacturing Co. Ltd.                           50,127,000      102,177
 (Taiwan) (1)
Taiwan Semiconductor Manufacturing Co.                                   572,000        7,436
 Ltd. (ADR) (1)
KLA-Tencor Corp.  (1)                                                  1,970,000       86,660
Analog Devices, Inc.  (1)                                              2,449,832       72,760
Applied Materials, Inc.  (1)                                           3,193,400       60,738
Linear Technology Corp.                                                1,125,000       35,359
Altera Corp.  (1)                                                      2,375,000       32,300
Samsung Electronics Co., Ltd. (South Korea)                              103,500       28,353
Maxim Integrated Products, Inc.  (1)                                     700,000       26,831
Xilinx, Inc.  (1)                                                      1,100,000       24,673
LSI Logic Corp.  (1)                                                   2,500,000       21,875
Applied Micro Circuits Corp.  (1)                                      3,275,000       15,491
Teradyne, Inc. (1)                                                       400,000        9,400
PMC-Sierra, Inc.  (1)                                                    775,000        7,184

PHARMACEUTICALS  -  6.97%
AstraZeneca PLC  (United Kingdom)                                      1,750,000       72,587
AstraZeneca PLC                                                        1,000,000       41,632
AstraZeneca PLC (ADR)                                                    200,000        8,200
Eli Lilly and Co.                                                      1,865,000      105,186
Pharmacia Corp.                                                        2,080,487       77,914
Pfizer Inc                                                             2,212,500       77,437
Forest Laboratories, Inc.  (1)                                           725,000       51,330
Wyeth (formerly American Home Products Corp.)                            583,000       29,850
Sanofi-Synthelabo (France)                                               148,000        9,021
Johnson & Johnson                                                        100,000        5,226
Guilford Pharmaceuticals, Inc.  (1)                                      200,000        1,508

OIL & GAS  -  4.91%
Murphy Oil Corp.                                                       1,120,500       92,441
Pogo Producing Co.                                                     1,599,300       52,169
Apache Corp.                                                             800,000       45,984
EOG Resources, Inc.                                                    1,050,000       41,685
Canadian Natural Resources Ltd. (Canada)                                 750,000       25,530
Ocean Energy, Inc.                                                       892,600       19,343
TOTAL FINA ELF SA, Class B (France)                                       90,000       14,641
Premcor Inc.  (1)                                                        495,000       12,731
Petro-Canada (Canada)                                                    400,000       11,298
Devon Energy Corp.                                                       150,000        7,392
Ivanhoe Energy Inc. (Canada) (1)                                       4,500,000        5,649
Ivanhoe Energy Inc., warrants, expire                                  4,500,000           -
 2002 (Canada) (1) (2)
Suncor Energy Inc. (Canada)                                              273,452        4,806
Noble Energy, Inc.                                                       125,000        4,506

SOFTWARE  -  4.78%
PeopleSoft, Inc.  (1)                                                  5,600,828       83,340
Microsoft Corp.  (1)                                                   1,410,000       77,127
Cadence Design Systems, Inc.  (1)                                      3,850,000       62,062
Oracle Corp.  (1)                                                      4,100,000       38,827
Intuit Inc.  (1)                                                         595,000       29,583
Mentor Graphics Corp.  (1)                                             1,250,000       17,775
Autodesk, Inc.                                                           800,000       10,600
BEA Systems, Inc.  (1)                                                   780,000        7,418
i2 Technologies, Inc.  (1)                                             1,025,000        1,517
Asera, Inc., Series C, convertible                                       511,776          502
 preferred  (1)  (2) (3)

DIVERSIFIED FINANCIALS  -  3.24%
Capital One Financial Corp.                                            1,305,000       79,670
Fannie Mae                                                               962,000       70,947
Household International, Inc.                                            775,000       38,518
Principal Financial Group, Inc.  (1)                                     500,200       15,506
J.P. Morgan Chase & Co.                                                  275,000        9,328
Freddie Mac                                                              148,000        9,058

HOTELS, RESTAURANTS & LEISURE  -  3.10%
Starbucks Corp.  (1)                                                   6,000,000      149,100
Carnival Corp.                                                         2,098,000       58,094
Outback Steakhouse, Inc. (1)                                             175,000        6,143

INTERNET & CATALOG RETAIL  -  2.93%
USA Interactive (formerly USA                                          6,825,000      160,046
Networks, Inc.)  (1)
eBay Inc.  (1)                                                           679,200       41,852

COMMERCIAL SERVICES & SUPPLIES  -  2.86%
Sabre Holdings Corp., Class A  (1)                                     1,593,917       57,062
Ceridian Corp.  (1)                                                    1,967,500       37,343
Allied Waste Industries, Inc.  (1)                                     3,073,400       29,505
Avery Dennison Corp.                                                     300,000       18,825
Robert Half International Inc.  (1)                                      800,000       18,640
Paychex, Inc.                                                            550,000       17,210
Arbitron Inc.  (1)                                                       219,880        6,860
ARAMARK Corp., Class B  (1)                                              250,000        6,250
Concord EFS, Inc.  (1)                                                   160,000        4,822

SPECIALTY RETAIL  -  2.20%
Lowe's Companies, Inc.                                                 1,558,000       70,733
Limited Brands, Inc. (formerly Limited Inc.)                           1,400,000       29,820
Michaels Stores, Inc.  (1)                                               500,000       19,500
Staples, Inc.  (1)                                                       875,000       17,238
CDW Computer Centers, Inc.  (1)                                          160,000        7,490
United Rentals, Inc.  (1)                                                300,000        6,540

AIRLINES  -  1.94%
Southwest Airlines Co.                                                 7,197,443      116,311
Ryanair Holdings PLC (ADR) (Ireland) (1)                                 300,000       10,461
SkyWest, Inc.                                                            300,000        7,017

AIR FREIGHT & LOGISTICS  -  1.75%
FedEx Corp.                                                            1,400,000       74,760
United Parcel Service, Inc., Class B                                     736,200       45,460

AEROSPACE & DEFENSE  -  1.70%
Lockheed Martin Corp.                                                  1,120,000       77,840
Bombardier Inc., Class B (Canada)                                      4,000,000       33,300
Northrop Grumman Corp.                                                    45,000        5,625

COMMUNICATIONS EQUIPMENT  -  1.57%
Nokia Corp. (ADR) (Finland)                                            3,300,000       47,784
Cisco Systems, Inc.  (1)                                               2,433,000       33,940
Motorola, Inc.                                                         1,035,000       14,925
3Com Corp.  (1)                                                        1,455,000        6,402
Corning Inc. (1)                                                       1,028,900        3,653
JDS Uniphase Corp.  (1)                                                  400,000        1,068
Juniper Networks, Inc.  (1)                                               25,200          142
Nexsi Systems Corp., Series C, convertible                               405,997            4
 preferred  (1)  (2) (3)

BEVERAGES  -  1.52%
Anheuser-Busch Companies, Inc.                                           650,000       32,500
Coca-Cola Co.                                                            537,000       30,072
Adolph Coors Co., Class B                                                370,000       23,051
PepsiCo, Inc.                                                            400,000       19,280

TOBACCO  -  1.42%
Philip Morris Companies Inc.                                           2,230,000       97,406

INTERNET SOFTWARE & SERVICES  -  1.40%
Yahoo! Inc.  (1)                                                       3,000,000       44,280
VeriSign, Inc.  (1)                                                    4,330,000       31,133
Openwave Systems Inc.  (1)                                             1,500,000        8,415
PayPal, Inc.  (1)  (2) (3)                                               468,181        8,039
Homestore Inc. (formerly Homestore.com)  (1)                           2,400,000        3,456
CNET Networks, Inc.  (1)                                                 695,200        1,383

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.19%
Solectron Corp.  (1)                                                   4,384,000       26,962
Sanmina-SCI Corp.  (1)                                                 2,105,710       13,287
Flextronics International Ltd. (Singapore) (1)                         1,700,000       12,121
Jabil Circuit, Inc.  (1)                                                 400,000        8,444
Hon Hai Precision Industry Co., Ltd. (Taiwan)                          2,000,000        8,183
Celestica Inc. (Canada) (1)                                              300,000        6,813
Samsung Electro-Mechanics Co., Ltd. (South Korea)                        120,000        5,825

WIRELESS TELECOMMUNICATION SERVICES  -  1.16%
Sprint PCS Group  (1)                                                  5,000,000       22,350
KDDI Corp. (Japan)                                                         7,000       21,650
Nextel Communications, Inc., Class A  (1)                              6,350,000       20,384
Vodafone Group PLC (ADR) (United Kingdom)                                700,000        9,555
Vodafone Group PLC                                                     2,710,000        3,725
Crown Castle International Corp.  (1)                                    530,000        2,083

DIVERSIFIED TELECOMMUNICATION SERVICES  -  1.10%
Telefonos de Mexico, SA de CV,                                         1,820,000       58,386
Class L (ADR) (Mexico)
AT&T Corp.                                                             1,000,000       10,700
KT Corp. (ADR) (South Korea)                                             300,000        6,495
NTL Inc.  (1)                                                          5,000,000          160

ENERGY EQUIPMENT & SERVICES  -  1.08%
Baker Hughes Inc.                                                        800,000       26,632
Schlumberger Ltd.                                                        410,000       19,065
BJ Services Co.  (1)                                                     500,000       16,940
Nabors Industries Ltd. (formerly                                         175,000        6,178
 Nabors Industries Inc.) (1)
Cooper Cameron Corp.  (1)                                                110,000        5,326

INDUSTRIAL CONGLOMERATES  -  0.92%
General Electric Co.                                                   1,225,000       35,586
Tyco International Ltd.                                                2,075,000       28,033

MULTILINE RETAIL  -  0.88%
Kohl's Corp.  (1)                                                        625,000       43,800
Wal-Mart de Mexico, SA de CV,                                            266,400        7,193
 Series V (ADR) (Mexico)
Wal-Mart de Mexico, SA de CV, Series V                                   415,600        1,129
Wal-Mart de Mexico, SA de CV, Series C                                     5,477           13
Dollar General Corp.                                                     425,000        8,088

BIOTECHNOLOGY  -  0.81%
Genentech, Inc.  (1)                                                   1,500,000       50,250
Sepracor Inc.  (1)                                                       604,800        5,776

OTHER INDUSTRIES  -  0.61%
Computer Sciences Corp.  (1)                                             247,800       11,845
Unilever NV New York Registered (Netherlands)                            175,000       11,340
Barrick Gold Corp. (Canada)                                              500,000        9,495
Archer Daniels Midland Co.                                               484,600        6,198
Polo Ralph Lauren Corp.  (1)                                             150,000        3,360

FOOD & DRUG RETAILING  -  0.49%
Walgreen Co.                                                             650,000       25,110
Whole Foods Market, Inc.  (1)                                            175,000        8,439

CHEMICALS  -  0.46%
Valspar Corp.                                                            645,400       29,133
Syngenta AG (Switzerland)                                                 43,491        2,619

COMPUTERS & PERIPHERALS  -  0.46%
Fujitsu Ltd. (Japan)                                                   2,200,000       15,374
Dell Computer Corp.  (1)                                                 327,300        8,556
Sun Microsystems, Inc.  (1)                                            1,500,000        7,515

CONTAINERS & PACKAGING  -  0.41%
Sealed Air Corp.  (1)                                                    700,000       28,189

ELECTRIC UTILITIES  -  0.37%
Edison International  (1)                                              1,505,300       25,590

HEALTH CARE PROVIDERS & SERVICES  -  0.37%
Anthem, Inc.  (1)                                                        150,000       10,122
Lincare Holdings Inc.  (1)                                               270,000        8,721
Laboratory Corporation of America Holdings  (1)                          142,200        6,491

BANKS  -  0.33%
Bank of New York Co., Inc.                                               450,000       15,188
Kookmin Bank (South Korea)                                               150,000        7,294

HEALTH CARE EQUIPMENT & SUPPLIES  -  0.27%
Applera Corp. - Applied Biosystems Group                                 965,600       18,820

MULTI-UTILITIES & UNREGULATED POWER  -  0.27%
Questar Corp.                                                            750,000       18,525

Miscellaneous  -  2.81%
Dentsu Inc. (Japan)                                                        2,625       14,504
Shiseido Co., Ltd. (Japan)                                             1,400,000       18,701
Sony Corp. (Japan)                                                       600,000       31,748
Hewlett-Packard Co.                                                      284,625        4,349
Target Group                                                           1,150,000       43,815
AT&T Wireless Services, Inc.  (1)                                      8,599,700       50,308
General Dynamics Corp.                                                   250,000       26,588
Allied Capital Corp.                                                     145,000        3,284
Other equity securities in initial                                                    193,297
 period of acquisition


Total equity securities (cost: $6,225,222,000)                                      6,322,266



                                                                      Principal
                                                                         amount
Short-term securities                                                     (000)

Corporate short-term notes  -  4.14%
Park Avenue Receivables Corp. 1.78%-1.79%                                $27,700      $27,663
 due 7/15-8/6/02 (3)
Corporate Asset Funding Co. 1.77%                                         25,100       25,075
due 7/1-8/2/02 (3)
SBC Communications Inc. 1.81% due 7/15/02 (3)                             25,000       24,981
Bank of America Corp. 1.76% due 8/19/02                                   25,000       24,939
Schlumberger Technology 1.76% due 8/12/02 (3)                             24,000       23,949
Colgate-Palmolive Co. 1.73% due 7/15-7/30/02 (3)                          20,000       19,978
Executive Jet Inc. 1.77% due 7/29/02 (3)                                  20,000       19,971
Ciesco LP 1.77% due 7/22-8/1/02                                           19,300       19,275
Triple-A One Funding Corp. 1.78%                                          18,500       18,490
 due 7/10-7/11/02 (3)
Coca-Cola Co. 1.72%-1.75% due 7/9-7/11/02                                 15,000       14,992
Citicorp 1.78% due 9/10/02                                                15,000       14,946
BellSouth Corp. 1.72% due 7/1-7/19/02 (3)                                 14,000       13,995
Johnson & Johnson 1.75% due 7/9-10/3/02 (3)                               11,900       11,852
Edison Asset Security LLC 1.78% due 7/23/02 (3)                           11,800       11,787
General Electric Co. 1.98% due 7/1/02                                      7,200        7,199
American General Finance Corp. 1.79% due 7/8/02                            6,700        6,697

Federal agency discount notes  -  3.35%
Fannie Mae 1.72%-1.91% due 7/10-11/27/02                                 108,700      108,413
Federal Home Loan Banks 1.725%-1.84%                                      64,034       63,667
 due 7/12-12/18/02
Freddie Mac 1.75%-1.81% due 7/18-9/5/02                                   58,900       58,772

U.S. Treasuries  -  0.72%
U.S. Treasury Bills 1.72%-1.75% due 8/15-9/12/02                          50,000       49,860

Total short-term securities (cost: $566,494,000)                                      566,501

Total investment securities (cost: $6,791,716,000)                                  6,888,767
New Taiwanese Dollar (cost: $3,134,000)                             NT$ 104,571         3,135

Excess of payables over cash and receivables                                           10,517

Net assets                                                                         $6,881,385

(1) Non-income-producing security.
(2) Valued under procedures established
 by the Board of Trustees.
(3) Purchased in a private placement transaction;
 resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series International Fund
Investment portfolio, June 30, 2002                                                          unaudited

                                                                                                Market
                                                                                                 value
Equity securities                                                                 Shares         (000)

PHARMACEUTICALS  -  9.99%
AstraZeneca PLC (United Kingdom)                                                1,741,700       $72,445
Shionogi & Co., Ltd. (Japan)                                                    2,712,000        34,662
Sanofi-Synthelabo (France)                                                        440,000        26,819
Chugai Pharmaceutical Co., Ltd. (Japan)                                         2,200,000        26,371
Aventis SA (France)                                                               282,000        20,021
Novo Nordisk A/S, Class B (Denmark)                                               491,500        16,311
UCB NV (Belgium)                                                                  284,494        10,458
H. Lundbeck A/S (Denmark)                                                         368,244         9,767
Novartis AG (Switzerland)                                                         200,000         8,812
Elan Corp., PLC (ADR) (Ireland) (1)                                               200,000         1,094
Shire Pharmaceuticals Group PLC (United Kingdom) (1)                               27,100           240
Shire Pharmaceuticals Group PLC (ADR) (1)                                           5,000           129


OIL & GAS  -  9.24%
Norsk Hydro AS (Norway)                                                         1,050,000        50,120
Norsk Hydro AS (ADR)                                                              100,000         4,812
Petroleo Brasileiro SA __ Petrobras,                                            2,422,400        45,686
ordinary nominative (ADR) (Brazil)
Husky Energy Inc. (Canada)                                                      2,250,000        24,767
"Shell" Transport and Trading Co.,                                                410,000        18,454
PLC (ADR) (United Kingdom)
"Shell" Transport and Trading Co., PLC                                            540,000         4,082
Petro-Canada (Canada)                                                             740,000        20,902
ENI SpA (Italy)                                                                 1,300,000        20,691
Statoil ASA (Norway)                                                            2,150,000        19,207
Nexen Inc. (formerly Canadian Occidental                                           59,700         1,617
Petroleum Ltd.) (Canada)


FOOD PRODUCTS  -  7.36%
Koninklijke Numico NV, Class C (Netherlands)                                    1,910,000        42,921
Orkla AS (Norway)                                                               2,097,942        40,560
Nestle SA (Switzerland)                                                           142,520        33,294
Unilever NV (Netherlands)                                                         255,000        16,729
Unilever NV, New York registered                                                  150,000         9,720
Groupe Danone (France)                                                            128,700        17,727
Yakult Honsha Co., Ltd (Japan)                                                    573,000         6,548


MEDIA  -  6.41%
Mediaset SpA (Italy)                                                            4,100,000        31,891
ProSieben SAT.1 Media AG,                                                       2,211,856        21,339
nonvoting preferred (Germany)
Vivendi Universal (France)                                                        704,491        15,252
Grupo Televisa, SA, ordinary participation                                        360,000        13,457
certificates (ADR) (Mexico) (1)
British Sky Broadcasting Group PLC                                              1,000,000         9,606
(United Kingdom) (1)
Nippon Television Network Corp. (Japan)                                            42,000         9,388
Fox Kids Europe NV (Netherlands) (1)                                              820,000         9,331
News Corp. Ltd. (ADR) (Australia)                                                 362,000         8,301
News Corp. Ltd., preferred                                                        203,538           938
Modern Times Group MTG AB, Class B (Sweden) (1)                                   516,600         6,869
Granada PLC (United Kingdom)                                                    4,000,000         6,811
Pearson PLC (United Kingdom)                                                      500,000         4,982
MIH Ltd., Class A (South Africa) (1)                                              985,000         4,117
SET Satellite (Singapore) Pte. Ltd.                                               800,276         2,248
 (India) (1) (2) (3)
SET India Ltd. (India) (1) (2) (3)                                                 32,200         1,053
United Pan-Europe Communications NV,                                            2,642,000           288
Class A (Netherlands) (1)
KirchMedia GmbH & Co. KGaA, nonvoting                                             675,511            -
 (Germany) (2) (3)
KirchPayTV GmbH & Co. KGaA, nonvoting                                             239,788            -
 (Germany) (1) (2) (3)


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  6.00%
Taiwan Semiconductor Manufacturing Co.                                         36,529,847        74,461
 Ltd. (Taiwan) (1)
Rohm Co., Ltd. (Japan)                                                            186,600        27,905
Tokyo Electron Ltd. (Japan)                                                       235,000        15,342
Samsung Electronics Co., Ltd. (South Korea)                                        32,000         8,766
ASML Holding NV (Netherlands) (1)                                                 500,000         7,931
Dialog Semiconductor PLC (Germany) (1)                                          1,369,108         2,208


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  5.82%
Samsung SDI Co., Ltd. (South Korea)                                               536,000        41,595
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                 410,000        19,903
Murata Manufacturing Co., Ltd. (Japan)                                            261,000        16,799
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                   3,745,200        15,324
Hoya Corp. (Japan)                                                                175,000        12,756
Orbotech Ltd. (Israel) (1)                                                        550,000        12,485
Hirose Electric Co., Ltd. (Japan)                                                 127,700        11,155
EPCOS AG (Germany)                                                                 70,000         2,293


BANKS  -  5.71%
Allied Irish Banks, PLC (Ireland)                                               2,549,548        33,654
Bank of Nova Scotia (Canada)                                                      565,000        18,662
Hang Seng Bank Ltd. (Hong Kong)                                                 1,350,000        14,452
Lloyds TSB Group PLC (United Kingdom)                                           1,340,000        13,363
Svenska Handelsbanken Group, Class A (Sweden)                                     765,000        11,714
DBS Group Holdings Ltd. (Singapore)                                             1,080,700         7,583
Credit Suisse Group (Switzerland) (1)                                             200,000         6,362
HBOS PLC (United Kingdom)                                                         579,000         6,278
Unibanco-Uniao de Bancos Brasileiros                                              360,000         5,940
 SA, units (GDR) (Brazil)
Sumitomo Mitsui Banking Corp. (Japan)                                           1,010,000         4,939
Westpac Banking Corp. (Australia)                                                 501,900         4,591
Societe Generale (France)                                                          34,500         2,277


METALS & MINING  -  5.02%
WMC Ltd. (Australia)                                                            4,777,223        24,457
Cia. Vale do Rio Doce ADR (Brazil)                                                418,000        11,566
Cia. Vale do Rio Doce, preferred nominative                                       298,000         7,725
Anglo American Platinum Corp. Ltd. (South Africa)                                 486,000        19,027
Corus Group PLC (United Kingdom) (1)                                           14,500,000        18,601
BHP Billiton PLC (United Kingdom)                                               2,243,700        12,250
Anglogold Ltd. (South Africa)                                                     220,000        11,654
Xstrata PLC (United Kingdom) (1)                                                  683,400         8,866


DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.53%
Telekom Austria AG (Austria) (1)                                                6,215,000        49,936
Telefonos de Mexico, SA de CV,                                                    749,000        24,028
Class L (ADR) (Mexico)
Hellenic Telecommunications                                                     1,175,000        18,603
Organization SA (Greece)
Swisscom AG (Switzerland)                                                          20,000         5,830
Philippine Long Distance Telephone                                                205,000         1,509
 Co. (Philippines)
Philippine Long Distance Telephone Co. (ADR)                                      154,000         1,149
Videsh Sanchar Nigam Ltd. (ADR) (India)                                           149,460           912
Bayan Telecommunications Holdings Corp.,                                          150,000           750
 convertible preferred (Philippines) (2) (3)
Bayan Telecommunications Holdings Corp.,                                           43,010            -
 Class A (1) (2) (3)
Bayan Telecommunications Holdings Corp.,                                           14,199            -
 Class B (1) (2) (3)
Telewest Communications PLC (United                                             8,500,000           399
 Kingdom) (1)

DIVERSIFIED FINANCIALS  -  3.40%
Groupe Bruxelles Lambert SA (Belgium)                                             710,000        37,165
ING Groep NV (Netherlands)                                                      1,080,000        27,785
Housing Development Finance Corp. Ltd. (India) (2)                                933,000        12,450


HOUSEHOLD DURABLES  -  2.99%
Sony Corp. (Japan)                                                                590,200        31,229
Nintendo Co., Ltd. (Japan)                                                        205,600        30,334
SEGA Corp. (Japan) (1)                                                            265,100         6,382


WIRELESS TELECOMMUNICATION SERVICES  -  2.91%
America Movil SA de CV, Series L (ADR) (Mexico)                                 1,535,400        20,574
Vodafone Libertel NV (Netherlands) (1)                                          1,586,109        10,814
NTT DoCoMo, Inc. (Japan)                                                            3,900         9,617
China Mobile (Hong Kong) Ltd. (ADR)                                               650,000         9,503
 (People's Republic of China) (1)
KDDI Corp. (Japan)                                                                  2,750         8,505
China Unicom Ltd. (People's Republic of China) (1)                              7,478,200         5,753
Egyptian Co. for Mobile Services (Egypt)                                          260,000         1,538


BEVERAGES  -  2.83%
Heineken NV (Netherlands)                                                         960,000        42,214
Foster's Group Ltd. (Australia)                                                 4,450,000        11,829
Southcorp Ltd. (Australia)                                                      3,461,165        10,351


SPECIALTY RETAIL  -  2.37%
Dixons Group PLC (United Kingdom)                                               7,192,341        21,007
INDITEX SA (Spain) (1)                                                            859,977        18,193
Fast Retailing Co., Ltd. (Japan)                                                  623,700        13,555
Kingfisher PLC (United Kingdom)                                                   242,376         1,171


AUTOMOBILES  -  2.11%
Honda Motor Co., Ltd. (Japan)                                                     561,000        22,791
Suzuki Motor Corp. (Japan)                                                      1,700,000        21,017
Renault SA (France)                                                                90,000         4,217


PAPER & FOREST PRODUCTS  -  1.83%
UPM-Kymmene Corp. (Finland)                                                       945,000        37,272
Kimberly-Clark de Mexico, SA de CV, Class A (Mexico)                            1,600,000         4,287


INSURANCE  -  1.44%
Allianz AG (Germany)                                                              110,500        22,174
Munchener Ruckversicherungs-Gesellschaft AG (Germany)                              45,000        10,664


COMMERCIAL SERVICES & SUPPLIES  -  1.43%
Brambles Industries Ltd. (Australia)                                            2,890,104        15,366
Brambles Industries PLC (United Kingdom)                                        2,019,093        10,122
Adecco SA (Switzerland)                                                            60,000         3,571
Hays PLC (United Kingdom)                                                       1,500,000         3,528


ELECTRICAL EQUIPMENT  -  1.09%
Nitto Denko Corp. (Japan)                                                         521,100        17,119
Johnson Electric Holdings Ltd. (Hong Kong)                                      6,461,500         7,663


FOOD & DRUG RETAILING  -  1.01%
Koninklijke Ahold NV (Netherlands)                                                737,550        15,545
Woolworths Ltd. (Australia)                                                       580,000         4,296
Loblaw Companies Ltd. (Canada)                                                     75,000         3,098


TEXTILES, APPAREL & LUXURY GOODS  -  0.95%
Cie. Financiere Richemont AG, units,                                              950,000        21,649
 Class A (Switzerland)


CONSTRUCTION MATERIALS  -  0.88%
Holcim Ltd. (Switzerland)                                                          50,000        11,495
Cemex, SA de CV, ordinary participation                                           312,948         8,249
 certificates, units (ADR) (Mexico)
Cemex, SA de CV, warrants, expire 2004 (Mexico) (1)                                92,038           304


AIRLINES  -  0.85%
Ryanair Holdings PLC (ADR) (Ireland) (1)                                          260,000         9,066
Ryanair Holdings PLC (1)                                                          346,200         2,141
British Airways PLC (United Kingdom)                                            2,846,900         8,098


ELECTRIC UTILITIES  -  0.73%
Scottish Power PLC (United Kingdom)                                             2,950,000        15,892
Manila Electric Co., Class A (GDR)                                                272,000           416
 (Philippines) (1) (2) (3)
Manila Electric Co., Class A, share purchase                                      425,000           156
 right, expire 2002 (Philippines) (1) (3)
Manila Electric Co., Class A, share purchase                                      108,400            40
right, expire 2002 (Philippines) (1) (3)


HOUSEHOLD PRODUCTS  -  0.66%
Uni-Charm Corp. (Japan)                                                           398,600        14,994


AUTO COMPONENTS  -  0.66%
Denso Corp. (Japan)                                                               900,000        14,091
GKN PLC (United Kingdom)                                                          181,993           855


SOFTWARE  -  0.63%
SAP AG (Germany)                                                                  145,000        14,348


MULTILINE RETAIL  -  0.62%
Wal-Mart de Mexico, SA de CV, Series C (Mexico)                                 6,080,000        14,068


HEALTH CARE PROVIDERS & SERVICES  -  0.49%
Fresenius Medical Care AG, preferred (Germany)                                    330,000        11,102


MACHINERY  -  0.47%
Metso Oyj (Finland)                                                               830,000        10,759


OFFICE ELECTRONICS  -  0.47%
Canon, Inc. (Japan)                                                               280,000        10,603


IT CONSULTING & SERVICES  -  0.44%
Nomura Research Institute, Ltd. (Japan)                                            73,400        10,112


BIOTECHNOLOGY  -  0.44%
Serono SA, Class B (Switzerland)                                                   15,000         9,906


AEROSPACE & DEFENSE  -  0.42%
Bombardier Inc., Class B (Canada)                                               1,160,600         9,662


REAL ESTATE  -  0.41%
Cheung Kong (Holdings) Ltd. (Hong Kong)                                         1,126,000         9,383
Cheung Kong (Holdings) Ltd., rights,                                               92,000            -
 expire 2002 (Hong Kong) (1) (3)


TRANSPORTATION INFRASTRUCTURE  -  0.41%
Autoroutes du Sud de la France (France) (1)                                       215,500         5,864
Zhejiang Expressway Co. Ltd., Class H                                          10,298,000         3,499
 (People's Republic of China)


COMMUNICATIONS EQUIPMENT  -  0.25%
Nokia Corp., Class A (Finland)                                                    393,000         5,763


OTHER INDUSTRIES - 0.54%
Compass Group PLC (United Kingdom)                                                830,170         5,046
Opticom ASA (Norway) (1)                                                          194,000         3,401
Lumenis Ltd. (Israel) (1)                                                         940,000         3,487
BCE Emergis Inc. (Canada) (1)                                                      92,900           373

Total stocks (cost: $2,215,185,000)                                                           2,134,358


                                                                               Principal        Market
                                                                                  Amount         value
Convertible debentures                                                             (000)         (000)

DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.04%
COLT Telecom Group PLC 2.00% 2006 (United Kingdom)                            Euro 2,400           $974


ELECTRICAL EQUIPMENT  -  0.03%
Elektrim SA 3.75% 2004 (Poland) (3)                                                   850           715


Total convertible debentures (cost: $4,793,000)                                                   1,689


Miscellaneous  -  1.07%
Other equity securities in initial period of acquisition                                         24,264


Total equity securities (cost: $2,219,978,000)                                                2,160,311


                                                                               Principal        Market
                                                                                  amount         value
Short-term securities                                                              (000)         (000)

Corporate short-term notes  -  3.76%
Danske Corp. Inc. 1.85% due 7/10/02                                               $28,700       $28,686
American Express Credit Corp. 1.97% due 7/1/02                                     25,800        25,796
UBS Finance (Delaware) Inc. 2.00% due 7/1/02                                       15,000        14,997
Rio Tinto America Inc. 1.82% due 7/5/02 (2)                                        11,200        11,196
Gillette Co. 1.94% due 7/1/02 (2)                                                   4,957         4,956


Federal agency discount notes  -  1.30%
Freddie Mac 1.735% due 9/26/02                                                     16,900        16,826
Federal Home Loan Banks 1.735% due 9/16/02                                         12,800        12,753


Total short-term securities (cost: $115,211,000)                                                115,210


Total investment securities (cost: $2,335,189,000)                                            2,275,521


New Taiwanese Dollar (cost: $1,594,000)                                        NT$52,738          1,581


Excess of payables over cash and receivables                                                      1,723

Net assets                                                                                    2,275,379

(1) Non-income-producing security.
(2) Purchased in a private placement transaction;
     resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under procedures established by the Board of Trustees.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series New World Fund
Investment portfolio as of June 30, 2002 unaudited

                                                                                                  Market
                                                                                                   value
Stocks (common & preferred)                                                             Shares     (000)

Banks  -  8.50%
Shinhan Financial Group Co., Ltd. (South Korea)                                         120,230   $ 1,702
ICICI Bank Ltd. (India)                                                                 576,800     1,627
ICICI Bank Ltd. (ADR)                                                                     8,000        56
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR) (Brazil)                            90,400     1,492
Allied Irish Banks, PLC (Ireland)                                                       101,675     1,342
Bank Zachodni WBK SA (Poland)                                                            81,395     1,269
Bank of the Philippine Islands (Philippines)                                          1,209,840     1,156
Korea Exchange Bank (South Korea) (1)                                                   190,000     1,016
OTP Bank Rt. (Hungary)                                                                  109,000       860
United Overseas Bank Ltd. (Singapore)                                                   100,000       719
Bank Pekao SA (GDR) (Poland)                                                             30,000       690
HSBC Holdings PLC (United Kingdom)                                                       56,194       645
Nedcor Ltd. (South Africa)                                                               56,256       636
Australia and New Zealand Banking Group Ltd. (Australia)                                 55,000       597
Yapi ve Kredi Bankasi AS (Turkey) (1)                                               533,264,835       533
Kookmin Bank (South Korea)                                                                3,000       146


Beverages  -  7.08%
Coca-Cola Co. (USA)                                                                     100,500     5,628
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)                                      65,500     2,569
PepsiCo, Inc. (USA)                                                                      33,900     1,634
Anheuser-Busch Companies, Inc. (USA)                                                     30,000     1,500
Heineken NV (Netherlands)                                                                17,000       748


Food products  -  4.96%
Orkla AS (Norway)                                                                        86,142     1,665
Unilever PLC (United Kingdom)                                                           170,000     1,553
Nestle SA (Switzerland)                                                                   6,000     1,402
Unilever NV (Netherlands)                                                                20,000     1,312
Sara Lee Corp. (USA)                                                                     53,000     1,094
Groupe Danone (France)                                                                    7,491     1,032
PT Indofood Sukses Makmur Tbk (Indonesia)                                             3,300,000       407


Diversified telecommunication services  -  4.47%
Cia. de Telecomunicaciones de Chile SA (ADR) (Chile)                                    160,100     1,961
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                    45,000     1,444
Perusahaan Perseroan (Persero) PT Telekomunikasi                                      3,020,000     1,301
 Indonesia Tbk., Class B (Indonesia)
KT Corp. (ADR) (South Korea)                                                             30,000       649
Magyar Tavkozlesi Rt. (ADR) (Hungary)                                                    40,000       640
Bharti Tele-Ventures Ltd. (India) (1)                                                   790,000       550
Hellenic Telecommunications Organization SA (Greece)                                     21,000       332
Philippine Long Distance Telephone Co. (Philippines) (1)                                 30,800       227
Maxis Communications Bhd. (Malaysia) (1) (2)                                            149,000       190
Telecom Argentina STET-France Telecom SA,                                               268,600       175
Class B (ADR) (Argentina) (1)
Videsh Sanchar Nigam Ltd. (ADR) (India)                                                  26,152       160


Wireless telecommunication services  -  4.06%
GLOBE TELECOM, Inc. (Philippines) (1)                                                   179,990     1,863
China Unicom Ltd. (People's Republic of China) (1)                                    2,178,000     1,675
China Mobile (Hong Kong) Ltd. (People's                                                 350,000     1,037
 Republic of China) (1)
Tele Nordeste Celular Participacoes SA,                                                  50,000       960
preferred nominative (ADR) (Brazil)
COSMOTE Mobile Telecommunications SA (Greece)                                            90,000       905
America Movil SA de CV, Series L (ADR) (Mexico)                                          36,600       490


Metals & mining  -  4.03%
Cia. Vale do Rio Doce, preferred nominative (Brazil)                                     76,000     1,970
POSCO (formerly Pohang Iron & Steel Co., Ltd.) (South Korea)                             13,420     1,492
Anglo American PLC (United Kingdom)                                                      68,688     1,142
Xstrata PLC (United Kingdom) (1)                                                         75,300       977
BHP Billiton PLC (United Kingdom)                                                       134,052       732
Freeport-McMoRan Copper & Gold Inc., Class B  (USA) (1)                                  31,000       553

Pharmaceuticals  -  4.00%
Dr. Reddy's Laboratories Ltd. (India)                                                    84,000     1,627
AstraZeneca PLC (United Kingdom)                                                         31,800     1,324
Aventis SA (France)                                                                      18,000     1,278
PLIVA DD (GDR) (Croatia)                                                                 80,000     1,179
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                       16,000     1,068
Pfizer Inc (USA)                                                                          9,700       339


Electronic equipment & instruments  -  3.92%
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                           469,500     1,921
Samsung SDI Co., Ltd. (South Korea)                                                      20,000     1,552
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                        26,000     1,262
Orbotech Ltd. (Israel) (1)                                                               50,000     1,135
Venture Corp. Ltd. (formerly Venture                                                    101,000       806
Manufacturing [Singapore] Ltd.) (Singapore)


Paper & forest products  -  3.76%
Votorantim Celulose e Papel SA (ADR) (Brazil)                                           130,000     2,457
Sappi Ltd. (South Africa)                                                               166,000     2,327
Kimberly-Clark de Mexico, SA de CV, Class A (Mexico)                                    609,000     1,632


Media  -  3.53%
Independent News & Media PLC (Ireland)                                                  957,924     1,896
BEC World PCL (Thailand)                                                                284,200     1,642
Grupo Televisa, SA, ordinary participation                                               39,500     1,477
 certificates (ADR) (Mexico) (1)
ABS-CBN Holdings Corp. (PDR) (Philippines) (1)                                        2,250,000     1,007
United Pan-Europe Communications NV,                                                     39,000         4
Class A (Netherlands) (1)


Oil & gas  -  3.29%
Petroleo Brasileiro SA - Petrobras,                                                      90,000     1,698
ordinary nominative (ADR) (Brazil)
LUKoil Holding (ADR) (Russia)                                                            21,400     1,392
Sasol Ltd. (South Africa)                                                               108,000     1,148
Gulf Indonesia Resources Ltd. (Indonesia) (1)                                            70,000       923
"Shell" Transport and Trading Co.,                                                       10,000       450
PLC (ADR) (United Kingdom)


Automobiles  -  3.23%
Suzuki Motor Corp. (Japan)                                                              193,000     2,386
Honda Motor Co., Ltd. (Japan)                                                            33,000     1,341
Ford Motor Co. Capital Trust II 6.50% cumulative                                         14,200       799
 convertible trust preferred 2032 (USA)
Nissan Motor Co., Ltd. (Japan)                                                           85,000       590
PT Astra International Tbk (Indonesia) (1)                                              815,000       398


Personal products  -  2.02%
Avon Products, Inc. (USA)                                                                65,800     3,437


Commercial services & supplies  -  1.74%
Sylvan Learning Systems, Inc. (USA) (1)                                                 105,000     2,094
Sabre Holdings Corp., Class A (USA) (1)                                                  24,155       865


Construction materials  -  1.68%
Associated Cement Companies Ltd. (India)                                                270,000       879
Cemex, SA de CV, ordinary participation                                                  28,686       756
certificates, units (ADR) (Mexico)
Holcim Ltd. (Switzerland)                                                                 2,800       644
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)                                    360,000       579


Diversified financials  -  1.63%
Housing Development Finance Corp. Ltd. (India)                                          136,550     1,822
Housing Development Finance Corp. Ltd. (3)                                               29,000       387
First Pacific Co. Ltd. (Hong Kong) (1)                                                3,035,959       568


Hotels, restaurants & leisure  -  1.53%
KangwonLand Inc. (South Korea)                                                            9,750     1,303
McDonald's Corp. (USA)                                                                   30,000       854
Millennium & Copthorne Hotels PLC (United Kingdom)                                      100,000       458


Aerospace & defense  -  1.53%
EMBRAER - Empresa Brasileira de Aeronautica                                              78,805     1,686
 SA, preferred nominative (ADR) (Brazil)
Armor Holdings, Inc. (USA) (1)                                                           36,200       923


Electric utilities  -  1.46%
Huaneng Power International, Inc., Class H                                            3,040,000     2,494
 (People's Republic of China)


Semiconductor equipment & products  -  1.24%
Samsung Electronics Co., Ltd. (South Korea)                                               7,720     2,115


Leisure equipment & products  -  1.02%
Fuji Photo Film Co., Ltd. (Japan)                                                        54,000     1,747


Gas utilities  -  0.68%
Gas Natural SDG, SA (Spain)                                                              60,000     1,158


Food & drug retailing  -  0.66%
Migros Turk TAS (Turkey)                                                             25,700,000     1,126


Distributors  -  0.56%
Li & Fung Ltd. (Hong Kong)                                                              714,000       961


Real estate  -  0.52%
SM Prime Holdings, Inc. (Philippines)                                                 8,110,000       888


Household products  -  0.50%
Kimberly-Clark Corp. (USA)                                                               13,680       848


Electrical equipment  -  0.46%
Johnson Electric Holdings Ltd. (Hong Kong)                                              667,000       791


Chemicals  -  0.42%
Hyosung Corp. (South Korea)                                                              60,000       719


IT consulting & services  -  0.39%
Infosys Technologies Ltd. (India)                                                         9,800       659


Building products  -  0.38%
Asahi Glass Co., Ltd. (Japan)                                                           100,000       641


Multiline retail  -  0.35%
Wal-Mart de Mexico, SA de CV, Series V (ADR) (Mexico)                                    22,000       594


Industrial conglomerates  -  0.35%
Itausa - Investimentos Itau SA,                                                         850,000       573
 preferred nominative (Brazil)
Itausa - Investimentos Itau S.A., preferred                                              24,309        16
 nominative receipts, expire 2002 (Brazil) (1) (2)


Household durables  -  0.34%
Sony Corp. (Japan)                                                                       11,000       582


Internet software & services  -  0.30%
AsiaInfo Holdings, Inc. (USA) (1)                                                        38,000       504


Other industries -  0.50%
Lumenis Ltd. (Israel) (1)                                                                64,500       239
AES Corp. (USA) (1)                                                                      45,000       244
Tubos de Acero de Mexico, SA (ADR) (Mexico)                                              40,000       368


Total stocks (cost: $135,313,000)                                                                 128,035

                                                                                     Principal
                                                                                        amount
Convertible debentures                                                                   (000)

Aerospace & defense  -  0.30%
Banco Nacional de Desenvolvimento                                                   $750              515
Economico e Social 6.50% 2006 (Brazil)


Electrical equipment  -  0.10%
Elektrim SA 3.75% 2004 (Poland) (2)                                                   Euro 200        168

Total convertible debentures (cost: $953,000)                                                         683

Miscellaneous  -  1.67%
Other equity securities in initial period of acquisition                                            2,842

Total equity securities (cost:  $136,266,000)                                                     131,560

                                                                                     Principal    Market
                                                                                        amount     value
Bonds & notes                                                                            (000)     (000)

Wireless telecommunication services  -  0.57%
PTC International Finance BV 0%/10.75% 2007 (4)                                           $ 375     $ 384
Cellco Finance NV 12.75% 2005                                                               350       298
GLOBE TELECOM, Inc. 13.00% 2009                                                             247       282


Oil & gas  -  0.04%
Petrozuata Finance, Inc., Series B, 8.22% 2017 (3)  (5)                                     100        67


Non-U.S. government obligations  -  7.82%
Russian Federation:
   5.00% 2030 (6)                                                                         2,906     2,025
   5.00% 2030 (6)                                                                         1,000       697
   8.25% 2010                                                                               366       361
   8.25% 2010                                                                               250       247
United Mexican States Government Eurobonds, Global:
   10.375% 2009                                                                             750       859
   9.875% 2007                                                                              750       844
   11.375% 2016                                                                             623       769
   8.30% 2031                                                                               365       356
   9.875% 2010                                                                              125       140
   8.625% 2008                                                                              125       134
Brazil (Federal Republic of):
   Bearer 8.00% 2014 (7)                                                                  1,539       977
   10.125% 2027                                                                           1,175       629
   14.50% 2009                                                                              450       339
   Eligible Interest Bond 3.0625% 2006 (6)                                                  336       270
   3.125% 2009 (6)                                                                          408       255
   8.875% 2024                                                                              295       144
Panama (Republic of):
   Interest Reduction Bond 4.75% 2014 (6)                                                   884       745
   9.375% 2029                                                                              585       586
Turkey (Republic of) 11.875% 2030                                                           975       835
Poland (Republic of), Past Due Interest                                                     711       717
 Bond, Bearer 6.00% 2014 (6)
Croatian Government: (6)
   Series A, 2.875% 2010                                                                    514       516
   Series B, 2.875% 2006                                                                     55        55
Philippines (Republic of) 10.625% 2025                                                      400       414
Argentina (Republic of): (8)
   12.25% 2018 (7)                                                                        1,050       171
   7.00% 0/15.50% 2008 (4)                                                                  389        73
   12.00% 2031 (7)                                                                          305        53
Venezuela (Republic of) 9.25% 2027                                                          200       128


Total bonds and notes (cost: $14,724,000)                                                          14,370

                                                                                     Principal    Market
                                                                                        amount     value
Short-term securities                                                                    (000)     (000)

Corporate short-term notes  -  12.14%
General Electric Co. 1.98% due 7/1/02                                                   $ 3,500   $ 3,499
UBS Finance (Delaware) Inc. 2.00% due 7/1/02                                              3,500     3,499
Park Avenue Receivables Corp. 1.78% due 7/18/02(3)                                        3,300     3,297
Triple-A One Funding Corp. 1.79% due 7/9/02(3)                                            2,600     2,599
Svenska Handelsbanken Inc. 1.78% due 7/1/02                                               2,000     2,000
Schlumberger Technology Corp. 1.75% due 7/2/02(3)                                         2,000     2,000
Electricite de France 1.97% due 7/1/02                                                    2,000     2,000
Anheuser-Busch Cos., Inc. 1.73% due 7/23/02(3)                                            1,800     1,798


Federal agency discount notes  -  3.87%
Freddie Mac 1.71%-1.73% due 7/2/02                                                        6,100     6,099
Federal Home Loan Banks 1.74% due 7/17/02 (9)                                               500       500


Total short-term securities (cost: $27,291,000)                                                    27,291

Total investment securities (cost: $178,281,000)                                                  173,221
New Taiwanese Dollar (cost: $39,000)                                                  NT$1,284         38

Excess of payables over cash and receivables                                                        2,761

Net assets                                                                                       $170,498

(1) Non-income-producing security.
(2) Valued under procedures adopted by
authority of the Board of Trustees.
(3) Purchased in a private placement transaction;
 resale may be limited to qualified
    institutional buyers; resale to the
 public may require registration.
(4) Step bond; coupon rate will increase at a later date.
(5) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made.
  Therefore, the effective maturity is
    shorter than the stated maturity.
(6) Coupon rates may change periodically.
(7) Payment in kind; the issuer has the
 option of paying additional securities
    in lieu of cash.
(8) Scheduled interest payments not made;
 reorganization pending.
(9) This security, or a portion of this
security, has been segregated to cover funding
    requirement on investment transactions
 settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
PDR = Philippine Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series
Blue Chip Income and Growth Fund
Investment portfolio
Investments primarily in stocks
As of June 30, 2002
(unaudited)
                                                                              Percent
                                                                               of net
                                                                               assets

Equity Securities                                                                92.4%
Cash & Equivalents                                                                7.6%

Largest individual equity securities

Household International                                                           3.9%
J.P. Morgan Chase                                                                  3.9
General Electric                                                                   3.4
Eli Lilly                                                                          3.2
Kimberly-Clark                                                                     2.9
H.J. Heinz                                                                         2.9
Dow Chemical                                                                       2.9
ChevronTexaco                                                                      2.8
Electronic Data Systems                                                            2.3
International Business Machines                                                    2.2



                                                                    Number     Market  Percent
                                                                  of shares     value   of net
Equity securities (common & preferred stocks)                                   (000)   assets

DIVERSIFIED FINANCIALS  -  12.47%
Household International, Inc.                                        256,100   $12,728    3.88%
J.P. Morgan Chase & Co.                                              372,700    12,642     3.86
Fannie Mae                                                            93,000     6,859     2.09
Freddie Mac                                                           78,100     4,780     1.46
SLM Corp.                                                             40,000     3,876     1.18


PHARMACEUTICALS  -  8.26%
Eli Lilly and Co.                                                    186,500    10,519     3.21
AstraZeneca PLC (ADR) (United Kingdom)                               145,000     5,945     1.81
Merck & Co., Inc.                                                     71,100     3,600     1.10
Schering-Plough Corp.                                                123,800     3,045      .93
Pfizer Inc                                                            70,000     2,450      .74
Bristol-Myers Squibb Co.                                              60,000     1,542      .47


OIL & GAS  -  6.73%
ChevronTexaco Corp.                                                  103,800     9,186     2.80
Marathon Oil Corp.                                                   207,300     5,622     1.71
Unocal Corp.                                                         125,000     4,617     1.41
Royal Dutch Petroleum Co., New York                                   48,100     2,658      .81
registered (Netherlands)


COMPUTERS & PERIPHERALS  -  5.73%
International Business Machines Corp.                                100,000     7,200     2.20
Hewlett-Packard Co.                                                  413,000     6,311     1.92
EMC Corp.  (1)                                                       700,000     5,285     1.61


ELECTRIC UTILITIES  -  5.44%
FPL Group, Inc.                                                      119,600     7,175     2.19
Xcel Energy Inc.                                                     380,000     6,373     1.94
TXU Corp.                                                             66,700     3,438     1.05
FirstEnergy Corp.                                                     25,901       865      .26


DIVERSIFIED TELECOMMUNICATION
SERVICES  -  4.81%
AT&T Corp.                                                           500,000     5,350     1.63
Sprint FON Group                                                     392,700     4,167     1.27
Verizon Communications Inc.                                           70,000     2,810      .86
SBC Communications Inc.                                               90,000     2,745      .84
Qwest Communications International Inc.                              250,000       700      .21


FOOD PRODUCTS  -  4.45%
H.J. Heinz Co.                                                       229,300     9,424     2.87
Unilever NV, New York registered (Netherlands)                        80,000     5,184     1.58


INSURANCE  -  3.83%
Aon Corp.                                                            184,000     5,424     1.65
American International Group, Inc.                                    70,000     4,776     1.46
Jefferson-Pilot Corp.                                                 50,000     2,350      .72


CHEMICALS  -  3.49%
Dow Chemical Co.                                                     273,300     9,396     2.87
Air Products and Chemicals, Inc.                                      40,600     2,049      .62


INDUSTRIAL CONGLOMERATES  -  3.40%
General Electric Co.                                                 383,500    11,141     3.40


COMMERCIAL SERVICES & SUPPLIES  -  3.24%
Pitney Bowes Inc.                                                    180,000     7,150     2.18
Automatic Data Processing, Inc.                                       80,000     3,484     1.06


HOUSEHOLD PRODUCTS  -  2.94%
Kimberly-Clark Corp.                                                 155,400     9,635     2.94


IT CONSULTING & SERVICES  -  2.27%
Electronic Data Systems Corp.                                        200,700     7,456     2.27


SPECIALTY RETAIL  -  2.13%
Limited Brands, Inc.                                                 175,000     3,727     1.14
Gap, Inc.                                                            230,000     3,266      .99


MULTI-UTILITIES & UNREGULATED POWER  -  2.04%
Duke Energy Corp.                                                    215,000     6,687     2.04


HEALTH CARE PROVIDERS & SERVICES  -  1.93%
IMS Health Inc.                                                      351,700     6,313     1.93


BANKS  -  1.82%
Wells Fargo & Co.                                                    119,300     5,972     1.82


MEDIA  -  1.76%
Interpublic Group of Companies, Inc.                                 232,900     5,767     1.76


FOOD & DRUG RETAILING  -  1.63%
Albertson's, Inc.                                                    175,300     5,340     1.63


AEROSPACE & DEFENSE  -  1.63%
United Technologies Corp.                                             41,900     2,845      .87
Honeywell International Inc.                                          70,500     2,484      .76


LEISURE EQUIPMENT & PRODUCTS  -  1.33%
Eastman Kodak Co.                                                    149,400     4,358     1.33


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  1.21%
Texas Instruments Inc.                                               167,100     3,960     1.21


AIR FREIGHT & LOGISTICS  -  1.13%
United Parcel Service, Inc., Class B                                  60,000     3,705     1.13

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.11%
Sanmina-SCI Corp.  (1)                                               575,000     3,628     1.11


HOTELS, RESTAURANTS & LEISURE  -  0.97%
Carnival Corp.                                                       115,000     3,184      .97


ELECTRICAL EQUIPMENT  -  0.94%
Emerson Electric Co.                                                  57,300     3,066      .94


ENERGY EQUIPMENT & SERVICES  -  0.85%
Schlumberger Ltd.                                                     60,000     2,790      .85


PAPER & FOREST PRODUCTS  -  0.78%
Weyerhaeuser Co.                                                      40,000     2,554      .78


HEALTH CARE EQUIPMENT & SUPPLIES  -  0.59%
Applera Corp. Applied Biosystems Group                               100,000     1,949      .59


Miscellaneous  -  3.47%
Other equity securities in initial                                              11,395     3.47
period of acquisition


Total equity securities (cost: $388,425,000)                                   302,947    92.38



                                                                  Principal
                                                                     amount
Short-term securities                                                 (000)

Corporate short-term notes  -  7.14%
Emerson Electric Co. 1.75% due 7/3/02 (2)                             $5,000     4,999     1.53
Triple-A One Funding Corp. 1.79% due 7/9/02 (2)                        5,000     4,998     1.52
Procter & Gamble Co. 1.73%-1.76% due 7/8/02 (2)                        3,700     3,699     1.13
General Electric Capital Corp. 1.98% due 7/1/02                        2,900     2,899      .88
Colgate-Palmolive Co. 1.73% due 7/17/02 (2)                            2,800     2,798      .85
USAA Capital Corp. 1.77% due 7/10/02                                   2,700     2,698      .82
Coca-Cola Co. 1.80% due 7/11/02                                        1,330     1,329      .41


Federal agency discount notes  -  1.46%
Freddie Mac 1.73%-1.75% due 7/2/02                                     2,700     2,700      .82
Federal Home Loan Banks 1.74% due 7/3/02                               2,100     2,100      .64



Total short-term securities (cost: $28,220,000)                                 28,220     8.60


Total investment securities (cost: $366,645,000)                               331,167   100.98
Excess of payables over cash and receivables                                     3,224      .98

Net assets                                                                    $327,943  100.00%

(1) Non-income-producing security.
(2) Purchased in a private placement
transaction; resale may be
    limited to qualified institutional
buyers; resale to the public
    may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series Growth Income Fund
Investment portfolio as of June 30, 2002 unaudited

                                                                                                     Market
                                                                                                      value
Stocks (common & preferred)                                                             Shares        (000)

Oil & gas  -  5.98%
Petro-Canada (Canada)                                                                 4,100,000    $ 115,808
Marathon Oil Corp. (formerly USX-Marathon Group)                                      3,450,000       93,564
ChevronTexaco Corp.                                                                   1,001,000       88,588
Exxon Mobil Corp.                                                                       850,000       34,782
Husky Energy Inc. (Canada)                                                            2,742,800       30,192
"Shell" Transport and Trading Co., PLC (ADR)(United Kingdom)                            568,900       25,606
"Shell" Transport and Trading Co., PLC                                                  486,600        3,678
Royal Dutch Petroleum Co. New York registered (Netherlands)                             500,000       27,635
Unocal Corp.                                                                            600,000       22,164
Noble Energy, Inc. (formerly Noble Affiliates, Inc.)                                    500,000       18,025
Conoco Inc.                                                                             495,000       13,761
Kerr-McGee Corp.                                                                        225,000       12,049
Ashland Inc.                                                                            250,000       10,125


Diversified financials  -  5.54%
J.P. Morgan Chase & Co.                                                               5,550,000      188,256
Household International, Inc.                                                         2,300,000      114,310
Freddie Mac                                                                             700,000       42,840
Principal Financial Group, Inc.  (1)                                                  1,116,900       34,624
Providian Financial Corp.  (1)                                                        5,000,000       29,400
American Express Co.                                                                    700,000       25,424
Citigroup Inc.                                                                          550,050       21,314
MBNA Corp.                                                                              100,000        3,307


Pharmaceuticals  -  5.33%
Eli Lilly and Co.                                                                     1,735,000       97,854
Scios Inc.  (1)                                                                       1,911,900       58,523
Schering-Plough Corp.                                                                 2,230,000       54,858
Pfizer Inc                                                                            1,487,500       52,063
Bristol-Myers Squibb Co.                                                              1,550,000       39,835
Pharmacia Corp.                                                                         860,000       32,207
AstraZeneca PLC (ADR) (United Kingdom)                                                  756,750       31,027
Forest Laboratories, Inc.  (1)                                                          382,400       27,074
Merck & Co., Inc.                                                                       500,000       25,320
Johnson & Johnson                                                                       450,000       23,517


Insurance  -  4.97%
American International Group, Inc.                                                    1,830,000      124,861
Manulife Financial Corp. (Canada)                                                     2,500,000       71,500
XL Capital Ltd., Class A                                                                700,000       59,290
Allmerica Financial Corp.                                                             1,051,400       48,575
Allstate Corp.                                                                        1,100,000       40,678
MGIC Investment Corp.                                                                   575,000       38,985
Royal & Sun Alliance Insurance Group PLC (United Kingdom)                             4,500,000       16,562
St. Paul Companies, Inc.                                                                300,000       11,676


Banks  -  4.59%
Wells Fargo & Co.                                                                     2,397,000      119,994
Bank of America Corp.                                                                 1,675,000      117,853
Wachovia Corp.                                                                          972,800       37,142
BANK ONE CORP.                                                                          768,012       29,553
Bank of New York Co., Inc.                                                              800,000       27,000
FleetBoston Financial Corp.                                                             800,000       25,880
SunTrust Banks, Inc.                                                                    200,000       13,544
Sumitomo Mitsui Banking Corp. (ADR) (Japan)                                           1,200,000        5,856
Mitsubishi Tokyo Financial Group, Inc. (ADR) (Japan)                                    600,000        4,080


Commercial services & supplies  -  4.47%
Allied Waste Industries, Inc.  (1)                                                    9,641,800       92,561
Pitney Bowes Inc.                                                                     2,282,200       90,649
ServiceMaster Co.                                                                     3,700,000       50,764
Ceridian Corp.  (1)                                                                   2,000,000       37,960
Avery Dennison Corp.                                                                    600,000       37,650
Sabre Holdings Corp., Class A  (1)                                                      750,000       26,850
Equifax Inc.                                                                            500,000       13,500
Waste Management, Inc.                                                                  500,000       13,025
Cendant Corp.  (1)                                                                      500,000        7,940


Media  -  4.10%
AOL Time Warner Inc.  (1)                                                             4,750,000       69,873
Interpublic Group of Companies, Inc.                                                  2,637,600       65,307
Viacom Inc., Class B, nonvoting  (1)                                                  1,000,000       44,370
News Corp. Ltd. (ADR) (Australia)                                                     1,100,000       25,223
News Corp. Ltd., preferred (ADR)                                                        900,000       17,775
Gannett Co., Inc.                                                                       500,000       37,950
Clear Channel Communications, Inc.  (1)                                                 948,700       30,377
Dow Jones & Co., Inc.                                                                   450,000       21,802
Fox Entertainment Group, Inc., Class A  (1)                                             700,000       15,225
Comcast Corp., Class A, special stock, nonvoting  (1)                                   500,000       11,920


Specialty retail  -  3.40%
Lowe's Companies, Inc.                                                                2,200,000       99,880
Circuit City Stores, Inc. - Circuit City Group                                        3,400,000       63,750
Gap, Inc.                                                                             3,875,000       55,025
Limited Brands, Inc. (formerly Limited Inc.)                                          1,500,000       31,950
Staples, Inc.  (1)                                                                      800,000       15,760
AutoZone, Inc.  (1)                                                                     200,000       15,460


Semiconductor equipment & products  -  3.15%
Texas Instruments Inc.                                                                2,700,000       63,990
Applied Materials, Inc.  (1)                                                          2,700,000       51,354
Altera Corp.  (1)                                                                     1,700,000       23,120
Maxim Integrated Products, Inc.  (1)                                                    500,000       19,165
Analog Devices, Inc.  (1)                                                               600,000       17,820
ASML Holding NV (Netherlands) (1)                                                     1,000,000       15,862
Intel Corp.                                                                             850,000       15,529
LSI Logic Corp.  (1)                                                                  1,600,000       14,000
KLA-Tencor Corp.  (1)                                                                   300,000       13,197
Xilinx, Inc.  (1)                                                                       550,000       12,336
Teradyne, Inc. (1)                                                                      400,000        9,400
Micron Technology, Inc.  (1)                                                            150,000        3,033
Agere Systems Inc., Class A  (1)                                                      1,389,711        1,946
Agere Systems Inc., Class B  (1)                                                        105,825          159


Aerospace & defense  -  3.04%
Lockheed Martin Corp.                                                                 1,280,800       89,016
Honeywell International Inc.                                                          2,050,000       72,221
United Technologies Corp.                                                               623,200       42,315
Raytheon Co.                                                                            750,000       30,563
Boeing Co.                                                                              400,000       18,000


Communications equipment  -  3.03%
Cisco Systems, Inc.  (1)                                                              5,142,600       71,739
Motorola, Inc.                                                                        4,000,000       57,680
Nokia Corp. (ADR) (Finland)                                                           3,300,000       47,784
Lucent Technologies Inc. 8.00% convertible preferred 2031                                50,000       24,116
Lucent Technologies Inc. 8.00%                                                           12,910        6,227
convertible preferred 2031  (2)
Lucent Technologies Inc.  (1)                                                           400,000          664
Harris Corp.                                                                            500,000       18,120
Telefonaktiebolaget LM Ericsson, Class B (Sweden)  (1)                                6,000,000        9,089
Telefonaktiebolaget LM Ericsson, Class B (ADR)  (1)                                   5,250,000        7,560
Corning Inc. (1)                                                                      2,350,000        8,342


Diversified telecommunication services  -  2.78%
Verizon Communications Inc.                                                           1,720,000       69,058
AT&T Corp.                                                                            5,675,700       60,730
SBC Communications Inc.                                                               1,491,800       45,500
Sprint FON Group                                                                      2,600,000       27,586
ALLTEL Corp.                                                                            506,500       23,805
Qwest Communications International Inc. (1)                                           1,400,000        3,920


Multiline retail  -  2.56%
Kohl's Corp.  (1)                                                                     1,035,000       72,533
Dollar General Corp.                                                                  3,362,400       63,986
Federated Department Stores, Inc.  (1)                                                1,000,000       39,700
May Department Stores Co.                                                             1,100,000       36,223


Road & rail  -  2.08%
Norfolk Southern Corp.                                                                4,395,600      102,769
Burlington Northern Santa Fe Corp.                                                    1,409,500       42,285
CSX Corp.                                                                               300,000       10,515
Union Pacific Corp.                                                                     150,000        9,492
Canadian National Railway Co. (Canada)                                                  150,000        7,770


Computers & peripherals  -  2.08%
International Business Machines Corp.                                                   990,000       71,280
Hewlett-Packard Co. (formerly Compaq                                                  2,613,750       39,938
Computer Corp. & Hewlett-Packard Co.)
EMC Corp.  (1)                                                                        2,532,800       19,123
Dell Computer Corp.  (1)                                                                700,000       18,298
Lexmark International, Inc., Class A  (1)                                               313,300       17,043
Sun Microsystems, Inc.  (1)                                                           1,300,000        6,513


Software  -  1.82%
Microsoft Corp.  (1)                                                                  1,220,000       66,734
Oracle Corp.  (1)                                                                     5,170,000       48,960
BMC Software, Inc.  (1)                                                               1,000,000       16,600
Computer Associates International, Inc.                                                 700,000       11,123
Cadence Design Systems, Inc.  (1)                                                       475,000        7,657


Tobacco  -  1.71%
Philip Morris Companies Inc.                                                          2,500,000      109,200
R.J. Reynolds Tobacco Holdings, Inc.                                                    600,000       32,250


Food & drug retailing  -  1.68%
Albertson's, Inc.                                                                     3,040,000       92,598
Walgreen Co.                                                                          1,200,000       46,356


Multi-utilities & unregulated power  -  1.64%
Duke Energy Corp.                                                                     3,800,000      118,180
Mirant Corp.  (1)                                                                     1,800,000       13,140
AES Corp.  (1)                                                                          800,000        4,336

Health care providers & services  -  1.64%
CIGNA Corp.                                                                             470,000       45,787
Cardinal Health, Inc.                                                                   675,000       41,452
Service Corp. International  (1)                                                      4,000,000       19,320
Aetna Inc.                                                                              305,100       14,636
IMS Health Inc.                                                                         800,000       14,360


Electric utilities  -  1.52%
Dominion Resources, Inc.                                                                750,000       49,650
TECO Energy, Inc.                                                                       750,000       18,562
American Electric Power Co., Inc.                                                       350,000       14,007
Constellation Energy Group, Inc.                                                        350,000       10,269
FirstEnergy Corp.                                                                       298,531        9,965
Edison International  (1)                                                               547,500        9,308
TXU Corp.                                                                               150,000        7,733
Xcel Energy Inc.                                                                        400,000        6,708


Food products  -  1.42%
Sara Lee Corp.                                                                        2,200,000       45,408
H.J. Heinz Co.                                                                        1,000,000       41,100
General Mills, Inc.                                                                     700,000       30,856


Paper & forest products  -  1.40%
Weyerhaeuser Co.                                                                        650,000       41,502
International Paper Co.                                                                 750,000       32,685
Bowater Inc.                                                                            445,000       24,195
Georgia-Pacific Corp., Georgia-Pacific Group                                            439,660       10,807
MeadWestvaco Corp. (formerly Westvaco Corp.)                                            200,000        6,712


Textiles, apparel & luxury goods  -  1.35%
NIKE, Inc., Class B                                                                   1,609,600       86,355
VF Corp.                                                                                650,000       25,487


Personal products  -  1.34%
Avon Products, Inc.                                                                   2,125,000      111,010


IT consulting & services  -  1.18%
Electronic Data Systems Corp.                                                         2,000,000       74,300
Computer Sciences Corp.  (1)                                                            500,000       23,900


Health care equipment & supplies  -  1.18%
Applera Corp. - Applied Biosystems Group                                              3,284,600       64,017
Becton, Dickinson and Co.                                                               570,000       19,637
Guidant Corp.  (1)                                                                      470,800       14,232


Energy equipment & services  -  1.05%
Schlumberger Ltd.                                                                     1,750,000       81,375
Halliburton Co.                                                                         350,000        5,579


Hotels, restaurants & leisure  -  0.98%
McDonald's Corp.                                                                      2,000,000       56,900
MGM Mirage, Inc.   (1)                                                                  400,000       13,500
Carnival Corp.                                                                          400,000       11,076


Electronic equipment & instruments  -  0.96%
Sanmina-SCI Corp.  (1)                                                                5,960,000       37,608
Solectron Corp.  (1)                                                                  4,250,000       26,138
Jabil Circuit, Inc.  (1)                                                                550,000       11,610
Flextronics International Ltd. (Singapore) (1)                                          550,000        3,921


Household products  -  0.93%
Kimberly-Clark Corp.                                                                  1,240,000       76,880


Machinery  -  0.85%
Caterpillar Inc.                                                                        550,000       26,922
Ingersoll-Rand Co., Ltd., Class A                                                       525,000       23,972
Pall Corp.                                                                              700,000       14,525
New Holland NV (formerly CNH Global NV) (Netherlands)                                 1,200,000        4,836


Auto components  -  0.83%
TRW Inc.                                                                                700,000       39,886
Visteon Corp.                                                                         1,750,000       24,850
Dana Corp.                                                                              231,800        4,295


Wireless telecommunication services  -  0.82%
AT&T Wireless Services, Inc.  (1)                                                     9,255,400       54,144
Nextel Communications, Inc., Class A  (1)                                             3,070,000        9,855
Western Wireless Corp., Class A  (1)                                                  1,300,000        4,160


Real estate  -  0.74%
Equity Residential (formerly Equity                                                   1,000,000       28,750
 Residential Properties Trust)
Boston Properties, Inc.                                                                 650,000       25,967
Plum Creek Timber Co., Inc.                                                             205,500        6,309


Chemicals  -  0.70%
PPG Industries, Inc.                                                                    350,000       21,665
Air Products and Chemicals, Inc.                                                        400,000       20,188
Millennium Chemicals Inc.                                                             1,150,000       16,158


Containers & packaging  -  0.67%
Sonoco Products Co.                                                                     800,000       22,656
Owens-Illinois, Inc.  (1)                                                             1,000,000       13,740
Temple-Inland Inc.                                                                      188,500       10,907
Crown Cork & Seal Co., Inc.  (1)                                                      1,150,000        7,877


Office electronics  -  0.43%
IKON Office Solutions, Inc.                                                           2,000,000       18,800
Xerox Corp.  (1)                                                                      2,400,000       16,728


Internet software & services  -  0.41%
Yahoo! Inc.  (1)                                                                      2,311,200       34,113


Industrial conglomerates  -  0.41%
Tyco International Ltd.                                                               2,500,000       33,775


Internet & catalog retail  -  0.37%
eBay Inc.  (1)                                                                          500,000       30,810


Airlines  -  0.29%
Southwest Airlines Co.                                                                1,500,000       24,240


Automobiles  -  0.26%
General Motors Corp.                                                                    400,000       21,380


Other industries  -  0.30%
Emerson Electric Co.                                                                    350,000       18,729
United Parcel Service, Inc., Class B                                                    100,000        6,175


Total stocks (cost: $7,205,458,000)                                                                7,127,812


                                                                                     Principal       Market
                                                                                        amount        value
Convertible debentures                                                                   (000)        (000)

Biotechnology  -  0.14%
Sepracor Inc. 5.00% 2007                                                               $ 20,000     $ 11,449

Total convertible debentures (cost: $19,498,000)                                                      11,449

Miscellaneous  -  1.50%
Other equity securities in initial period of acquisition                                             124,591

Total equity securities (cost:  $7,224,956,000)                                                    7,263,852




Bonds & notes

Wireless telecommunication services  -  0.20%
Nextel Communications, Inc.: (3)
   0%/9.95% 2008                                                                         29,550       14,184
   0%/10.65% 2007                                                                         3,700        2,017


Total bonds & notes (cost: $22,893,000)                                                               16,201



                                                                                     Principal       Market
                                                                                        amount        value
Short-term securities                                                                    (000)        (000)

Federal agency discount notes  -  6.54%
Fannie Mae 1.72%-1.91% due 7/3-11/27/02                                               $ 182,100    $ 181,592
Freddie Mac 1.735%-1.82% due 7/25-10/30/02                                              181,220      180,687
Federal Home Loan Banks 1.73%-1.93% due 7/26-12/20/02                                   155,305      154,494
Sallie Mae 1.762% due 12/19/02 (4)                                                       25,000       25,001


Corporate short-term notes  -  4.66%
Triple-A One Funding Corp. 1.78% due 7/10-8/9/02 (2)                                     64,792       64,723
Edison Asset Securitization LLC 1.78%-1.82%                                              59,000       58,938
 due 7/16-7/24/02 (2)
Citicorp 1.78%-1.79% due 7/12-9/10/02                                                    36,400       36,333
Johnson & Johnson 1.75% due 7/9-10/15/02 (2)                                             35,745       35,595
Coca-Cola Co. 1.75% due 7/9/02                                                           31,000       30,986
Park Avenue Receivables Corp. 1.78%-1.79% due 7/23-8/6/02 (2)                            30,600       30,554
Ciesco LP 1.77% due 7/22-8/1/02                                                          30,200       30,166
Colgate-Palmolive Co. 1.73% due 7/17/02 (2)                                              27,500       27,478
Bank of America Corp. 1.76% due 8/19/02                                                  25,000       24,939
Corporate Asset Funding Co. 1.78% due 8/6/02 (2)                                         18,900       18,865
Abbott Laboratories 1.76% due 8/6/02 (2)                                                 13,000       12,976
Southern Co. Funding Corp. 1.78% due 7/15/02                                             11,000       10,992
American General Finance Corp. 1.79% due 7/8/02                                           4,000        3,998


U.S. Treasuries  -  0.22%
U.S. Treasury Bills 1.75% due 8/15/02                                                    18,500       18,459


Total short-term securities (cost: $946,770,000)                                                     946,776

Total investment securities (cost: $8,194,619,000)                                                 8,226,829
New Taiwanese Dollar (cost: $4,026,000)                                             NT$138,701         4,158

Excess of cash and receivables over payables                                                          59,270

Net assets                                                                                        $8,290,257

(1) Non-income-producing security.
(2) Purchased in a private placement transaction;
 resale may be limited to qualified
    institutional buyers; resale to the
public may require registration.
(3) Step bond; coupon rate will increase at a later date.
(4) Coupon rate may change periodically.

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series Asset Allocation Fund
Investment portfolio, June 30, 2002                                                          unaudited


                                                                                  Shares/       Market
                                                                               Principal         value
Stocks (common & preferred)                                                        Amount        (000)

PHARMACEUTICALS  -  7.13%
AstraZeneca PLC (ADR) (United Kingdom)                                          1,000,000    $   41,000
Pfizer Inc                                                                        650,000        22,750
Pharmacia Corp.                                                                   600,000        22,470
Eli Lilly and Co.                                                                 350,000        19,740
Bristol-Myers Squibb Co.                                                          600,000        15,420
Schering-Plough Corp.                                                             400,000         9,840


BANKS & THRIFTS  -  5.03%
BANK ONE CORP.                                                                  1,150,000        44,252
Bank of America Corp.                                                             600,000        42,216
First Republic Capital Corp., Series A,                                             2,250         2,306
 10.50% preferred (1)
Fuji JGB Investment LLC, Series A, 9.87%                                          $2,500          2,169
 noncumulative preferred (undated) (Japan) (1) (2)
NB Capital Corp. 8.35% exchangeable                                                60,000         1,599
preferred depositary shares


OIL & GAS  -  5.01%
ChevronTexaco Corp.                                                               470,000        41,595
Royal Dutch Petroleum Co. (New York                                               360,000        19,897
 registered) (Netherlands)
Petro-Canada (Canada)                                                             700,000        19,772
Marathon Oil Corp.                                                                400,000        10,848


DIVERSIFIED FINANCIALS  -  4.77%
Household International, Inc.                                                     800,000        39,760
J.P. Morgan Chase & Co.                                                           875,000        29,680
Fannie Mae                                                                        250,000        18,437


DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.54%
CenturyTel, Inc.                                                                1,298,350        38,301
ALLTEL Corp. 7.75% 2005, units                                                    600,000        29,124
AT&T Corp.                                                                      1,400,000        14,980
Qwest Communications International Inc.                                           400,000         1,120
COLT Telecom Group PLC (ADR) (United Kingdom) (3)                                  38,400           100
GT Group Telecom Inc., warrants, expire                                             2,250             1
 2010 (Canada) (1) (3) (4)


AEROSPACE & DEFENSE  -  4.42%
United Technologies Corp.                                                         500,000        33,950
Raytheon Co.                                                                      800,000        32,600
Honeywell International Inc.                                                      400,000        14,092
EarthWatch Inc., Series B, 7.00% convertible                                      351,233           750
 preferred 2009 (1) (3) (4) (5)


COMMERCIAL SERVICES & SUPPLIES  -  4.09%
Pitney Bowes Inc.                                                               1,150,000        45,678
Rentokil Initial PLC (ADR) (United Kingdom)                                     1,000,000        20,187
Ceridian Corp. (3)                                                                500,000         9,490


FOOD PRODUCTS  -  3.04%
Unilever NV (New York registered) (Netherlands)                                   500,000        32,400
General Mills, Inc.                                                               300,000        13,224
Sara Lee Corp.                                                                    500,000        10,320


FOOD & DRUG RETAILING  -  2.91%
Albertson's, Inc.                                                               1,000,000        30,460
Walgreen Co.                                                                      600,000        23,178


INSURANCE  -  2.63%
American International Group, Inc.                                                250,000        17,058
Allstate Corp.                                                                    400,000        14,792
Allmerica Financial Corp.                                                         200,000         9,240
Aon Corp.                                                                         250,000         7,370


HOTELS, RESTAURANTS & LEISURE  -  2.11%
Carnival Corp.                                                                  1,400,000        38,766


ELECTRIC UTILITIES  -  1.75%
Edison International (3)                                                        1,067,300        18,144
American Electric Power Co., Inc.                                                 350,000        14,007


MULTILINE RETAIL  -  1.48%
May Department Stores Co.                                                         825,000        27,167


ENERGY EQUIPMENT & SERVICES  -  1.26%
Schlumberger Ltd.                                                                 500,000        23,250


COMPUTERS & PERIPHERALS  -  1.17%
International Business Machines Corp.                                             150,000        10,800
Hewlett-Packard Co.                                                               700,000        10,696


AUTO COMPONENTS  -  1.16%
TRW Inc.                                                                          375,000        21,368


MEDIA  -  1.06%
Interpublic Group of Companies, Inc.                                              650,000        16,094
AOL Time Warner Inc. (3)                                                          225,000         3,310
Adelphia Communications Corp., Series B,                                           25,000            31
 13.00% preferred 2009 (3)


PAPER & FOREST PRODUCTS  -  1.04%
Weyerhaeuser Co.                                                                  300,000        19,155


TRADING COMPANIES & DISTRIBUTORS  -  0.95%
Genuine Parts Co.                                                                 500,000        17,435


COMMUNICATIONS EQUIPMENT  -  0.89%
Nokia Corp. (ADR) (Finland)                                                       980,000        14,190
Corning Inc. (3)                                                                  600,000         2,130


HEALTH CARE PROVIDERS & SERVICES  -  0.79%
CIGNA Corp.                                                                       150,000        14,613


BEVERAGES  -  0.79%
PepsiCo, Inc.                                                                     300,000        14,460


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.77%
Texas Instruments Inc.                                                            598,700        14,189


SPECIALTY RETAIL  -  0.74%
Limited Brands, Inc. (formerly Limited Inc.)                                      636,546        13,558


MULTI-UTILITIES & UNREGULATED POWER  -  0.68%
Duke Energy Corp.                                                                 400,000        12,440


CHEMICALS  -  0.61%
Millennium Chemicals Inc.                                                         800,000        11,240


HEALTH CARE EQUIPMENT & SUPPLIES  -  0.57%
Guidant Corp. (3)                                                                 350,000        10,581


MACHINERY  -  0.57%
Dover Corp.                                                                       300,000        10,500


OTHER SECURITIES  -  0.41%
Electronic Data Systems Corp.                                                     100,000         3,715
Crown Castle International Corp. 12.75% senior                                      4,030         2,015
 exchangeable preferred 2010 (3) (5)
Nextel Communications, Inc., Series D, 13.00%                                       2,282           662
exchangeable preferred 2009 (3) (5)
Ford Motor Co. Capital Trust II 6.50% cumulative                                   14,100           793
 convertible trust preferred 2032
Dobson/Sygnet Communications Co.:
 13.00% senior exchangeable preferred 2009 (3) (5)                                    414           166
 12.25% senior exchangeable preferred,                                                161            64
 redeemable 2008 (3) (5)
Dobson Communications Corp. 12.25% senior                                             409           164
 exchangeable preferred 2008 (3) (5)
Leap Wireless International, Inc., warrants,                                          700            -
 expire 2010 (1) (3)
NTELOS, Inc., warrants, expire 2010 (3) (4)                                         2,000            -


Total stocks (cost: $1,080,765,000)                                                           1,147,869


                                                                                Principal       Market
                                                                                   amount        value
Convertible debentures                                                              (000)        (000)

SOFTWARE  -  0.29%
Computer Associates International, Inc. 5.00%                                       $5,263      $5,256
 convertible notes 2007 (1)


OTHER SECURITIES  -  0.32%
Solectron Corp., 0% LYON convertible notes 2020                                     5,000         2,925
LSI Logic Corp. 4.00% convertible subordinated                                      1,600         1,356
 notes 2005
TriQuint Semiconductor, Inc. 4.00% convertible                                      1,100           831
 subordinated notes 2007
Vitesse Semiconductor Corp. 4.00% convertible                                       1,060           822
 subordinated debentures 2005


Total convertible debentures (cost: $14,719,000)                                                 11,190

Miscellaneous  -  0.28%
Other equity securities in initial period of acquisition                                          5,225

Total equity securities (cost: $1,095,484,000)                                                1,164,284


                                                                                Principal       Market
                                                                                   amount        value
Bonds & notes                                                                       (000)        (000)

MEDIA  -  2.64%
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 0%/9.75% 2007 (6)                                                                  $5,000       $5,062
 8.875% 2007                                                                        1,500         1,530
Liberty Media Corp. 7.875% 2009                                                     6,500         6,387
Cox Communications, Inc. 7.875% 2009                                                5,000         4,808
Clear Channel Communications, Inc. 6.625% 2008                                      5,000         4,743
Young Broadcasting Inc.:
 10.00% 2011                                                                        2,750         2,475
 Series B, 8.75% 2007                                                               1,500         1,350
Charter Communications Holdings, LLC:
 0%/12.125% 2012 (1) (6)                                                            4,000         1,300
 0%/11.75% 2011 (6)                                                                 2,000           710
 11.125% 2011                                                                         500           347
Antenna TV SA 9.75% 2008                                                            2,500         2,131
Hollinger Participation Trust 12.125% 2010 (1) (5)                                  2,200         2,123
Viacom Inc. 6.625% 2011                                                             2,000         2,053
Gray Communications Systems, Inc. 9.25% 2011 (1)                                    2,000         2,050
Emmis Communications Corp. 0%/12.50% 2011 (6)                                       2,500         1,812
Cox Radio, Inc. 6.625% 2006                                                         1,500         1,438
LBI Media, Inc. 10.125% 2012 (1) (7)                                                1,250         1,250
Cinemark USA, Inc., Series B, 9.625% 2008                                           1,250         1,244
Regal Cinemas, Inc. 9.375% 2012 (1)                                                 1,120         1,154
Univision Communications Inc. 7.85% 2011                                              750           781
Penton Media, Inc. 10.375% 2011                                                     1,250           769
Radio One, Inc., Series B, 8.875% 2011                                                750           759
Carmike Cinemas, Inc., Series B, 10.375% 2009                                         750           724
Key3Media Group, Inc. 11.25% 2011                                                   1,250           562
Sun Media Corp. 9.50% 2007                                                            500           520
Adelphia Communications Corp. 10.25% 2006 (8)                                       1,250           487


DIVERSIFIED TELECOMMUNICATION SERVICES  -  1.49%
Sprint Capital Corp.:
 8.75% 2032 (1)                                                                     3,000         2,310
 7.125% 2006                                                                        2,500         2,198
 7.625% 2011                                                                        2,000         1,675
VoiceStream Wireless Corp. 10.375% 2009                                             5,000         4,747
AT&T Corp.: (1)
 7.30% 2011                                                                         4,000         3,294
 6.50% 2006                                                                           375           328
PCCW-HKT Capital Ltd. 7.75% 2011 (1)                                                3,000         3,024
CenturyTel, Inc., Series H, 8.375% 2010                                             2,500         2,603
Qwest Capital Funding, Inc. 7.75% 2006 (3)                                          3,800         2,318
COLT Telecom Group PLC 12.00% 2006 (6)                                              3,750         2,156
TELUS Corp. 7.50% 2007                                                              1,500         1,351
Koninklijke KPN NV 8.00% 2010                                                         900           908
TeleWest PLC 11.00% 2007 (6)                                                        1,250           506


HOTELS, RESTAURANTS & LEISURE  -  1.12%
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                         3,000         2,647
 8.75% 2011                                                                         1,000           940
MGM Mirage, Inc. 8.50% 2010                                                         3,000         3,093
Premier Parks Inc.:
 9.75% 2007                                                                         1,100         1,125
 0%/10.00% 2008 (6)                                                                 1,000           960
Hyatt Equities, LLC 6.875% 2007 (1)                                                 2,000         2,009
Sbarro, Inc. 11.00% 2009                                                            1,750         1,741
Perkins Family Restaurants, LP, Series B, 10.125% 2007                              1,500         1,496
Argosy Gaming Co. 10.75% 2009                                                       1,250         1,347
KSL Recreation Group, Inc. 10.25% 2007                                              1,250         1,262
Hard Rock Hotel, Inc., Series B, 9.25% 2005                                         1,250         1,225
Jupiters Ltd. 8.50% 2006                                                            1,000         1,020
Eldorado Resorts LLC 10.50% 2006                                                    1,000           980
Buffets, Inc. 11.25% 2010 (1)                                                         750           754


WIRELESS TELECOMMUNICATION SERVICES  -  1.11%
AT&T Wireless Services, Inc.:
 8.125% 2012                                                                        5,175         4,219
 7.875% 2011                                                                          130           106
SpectraSite Holdings, Inc., Series B:
 10.75% 2010                                                                        3,250         1,495
 0%/12.875% 2010 (6)                                                                3,250           845
 12.50% 2010                                                                        1,250           606
Nextel Partners, Inc.:
 0%/14.00% 2009 (6)                                                                 6,875         2,337
 11.00% 2010                                                                        1,000           420
Verizon Wireless Capital LLC 5.375% 2006 (1)                                        2,250         2,099
SBA Communications Corp.:
 10.25% 2009                                                                        2,250         1,294
 0%/12.00% 2008 (6)                                                                 1,000           580
American Tower Corp. 9.375% 2009                                                    3,000         1,710
Crown Castle International Corp. 0%/10.625% 2007 (6)                                1,750         1,155
Centennial Cellular Corp. 10.75% 2008                                               2,250         1,091
Telesystem International Wireless Inc. 14.00% 2003 (5)                                888           715
CFW Communications Co. 13.00% 2010                                                  2,000           600
iPCS, Inc. 0%/14.00% 2010 (6)                                                       2,750           385
AirGate PCS, Inc. 0%/13.50% 2009 (6)                                                  575           115
Nextel Communications, Inc. 12.00% 2008                                               700           385
Cricket Communications, Inc.: (2)
 6.188% 2007                                                                          280           118
 6.375% 2007                                                                          165            69
Leap Wireless International, Inc. 12.50% 2010                                         550            77


CONSUMER FINANCE  -  0.78%
Capital One Financial Corp.:
 7.125% 2008                                                                        3,200         2,996
 8.75% 2007                                                                         2,250         2,267
Capital One Capital I 3.463% 2027 (1) (2)                                           1,250           881
Household Finance Corp.:
 7.875% 2007                                                                        3,000         3,228
 7.00% 2012                                                                         1,000           994
MBNA Corp., MBNA Capital B, Series B, 2.713% 2027 (2)                               3,000         2,207
Advanta Capital Trust I, Series B, 8.99% 2026                                       3,000         1,920


INSURANCE  -  0.56%
Prudential Holdings, LLC, Series C, 8.695% 2023 (1)                                 4,000         4,353
Monumental Global Funding Trust II-2001-A, 6.05% 2006 (1)                           2,000         2,101
Transamerica Corp. 9.375% 2008                                                      1,600         1,867
AFLAC Inc. 6.50% 2009                                                               2,000         2,049


AUTO COMPONENTS  -  0.52%
TRW Inc. 8.75% 2006                                                                 3,000         3,319
ArvinMeritor, Inc. 8.75% 2012                                                       1,500         1,595
Dura Operating Corp. 8.625% 2012 (1)                                                1,500         1,515
Delco Remy International, Inc. 10.625% 2006                                         1,500         1,267
Stoneridge, Inc. 11.50% 2012 (1)                                                    1,000         1,015
Tenneco Automotive Inc. 11.625% 2009                                                1,000           830


COMMERCIAL SERVICES & SUPPLIES  -  0.51%
Allied Waste North America, Inc.:
 10.00% 2009                                                                        1,750         1,719
 8.50% 2008                                                                           875           849
 Series B, 8.875% 2008                                                                500           492
Cendant Corp. 7.75% 2003                                                            2,750         2,764
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                             2,000         1,980
Synagro Technologies, Inc. 9.50% 2009 (1)                                           1,500         1,545


OIL & GAS  -  0.49%
Pemex Finance Ltd., Series 1999-2,                                                  1,870         2,314
 Class A-3, 10.61% 2017 (9)
OXYMAR 7.50% 2016 (1)                                                               2,500         2,068
Western Oil Sands Inc. 8.375% 2012 (1)                                              1,700         1,713
XTO Energy Inc. 7.50% 2012                                                          1,500         1,500
Clark Refining & Marketing, Inc. 8.875% 2007                                        1,500         1,448


METALS & MINING  -  0.43%
Allegheny Technologies Inc. 8.375% 2011                                             3,000         3,148
BHP Finance Ltd. 6.75% 2013                                                         2,680         2,764
Earle M. Jorgensen Co. 9.75% 2012 (1)                                               1,250         1,238
UCAR Finance Inc. 10.25% 2012 (1)                                                     750           769


PAPER & FOREST PRODUCTS  -  0.41%
Georgia-Pacific Corp. 8.125% 2011                                                   2,250         2,183
Fort James Corp. 6.875% 2007                                                        1,000           932
Scotia Pacific Co. LLC, Series B,                                                   2,000         1,664
 Class A-2, 7.11% 2028 (9)
Riverwood International Corp. 10.875% 2008                                          1,500         1,564
Potlatch Corp. 10.00% 2011                                                          1,000         1,100


ELECTRIC UTILITIES  -  0.38%
Edison Mission Energy:
 9.875% 2011                                                                        2,750         2,705
 7.73% 2009                                                                         1,500         1,342
Mission Energy Holding Co. 13.50% 2008                                              1,500         1,500
Israel Electric Corp. Ltd. 7.70% 2018 (1)                                           1,750         1,543


BANKS & THRIFTS  -  0.36%
National Westminster Bank PLC 7.75% (undated) (2)                                   3,200         3,486
Regional Diversified Funding Ltd. 9.25% 2030 (1)                                    2,980         3,112


MULTI-UTILITIES & UNREGULATED POWER  -  0.35%
Williams Companies, Inc.:
 7.875% 2021 (1)                                                                    2,000         1,517
 8.75% 2032 (1)                                                                     1,700         1,376
 8.125% 2012 (1)                                                                    1,000           839
AES Corp.:
 9.50% 2009                                                                         3,050         1,983
 9.375% 2010                                                                        1,080           707


MULTILINE RETAIL  -  0.34%
J.C. Penney Co., Inc.:
 8.25% 2022 (9)                                                                     4,900         4,337
 7.05% 2005                                                                           500           488
Dillard's, Inc. 6.43% 2004                                                          1,250         1,224
Saks Inc. 7.375% 2019                                                                 295           243


HEALTH CARE PROVIDERS & SERVICES  -  0.31%
Aetna Inc. 7.375% 2006                                                              3,000         3,109
Humana Inc. 7.25% 2006                                                              2,500         2,605
Integrated Health Services, Inc., Series A: (8) (4)
 9.25% 2008                                                                         1,750            18
 9.50% 2007                                                                         1,250            13


FOOD PRODUCTS  -  0.24%
Fage Dairy Industry SA 9.00% 2007                                                   2,000         1,900
Burns Philp Capital Pty Ltd. 9.75% 2012 (1)                                         1,500         1,493
Aurora Foods Inc., Series D, 9.875% 2007                                            1,500         1,095


COMMUNICATIONS EQUIPMENT  -  0.24%
Motorola, Inc. 8.00% 2011                                                           3,500         3,416
Nortel Networks Ltd. 6.125% 2006                                                    1,500           930


GAS PRODUCTION & DISTRIBUTION  -  0.23%
Gemstone Investors Ltd. 7.71% 2004 (1)                                              3,000         2,924
Southern Natural Gas Co. 8.00% 2032                                                 1,250         1,233


REAL ESTATE  -  0.21%
United Dominion Realty Trust, Inc. 6.50% 2009                                       3,000         2,999
EOP Operating LP 7.25% 2018                                                         1,000           970


AUTOMOBILES  -  0.21%
Ford Motor Credit Co.:
 5.80% 2009                                                                         3,000         2,813
 6.875% 2006                                                                        1,000         1,021


OTHER SECURITIES  -  1.32%
SYSTEMS 2001 Asset Trust, Series 2001,                                              3,455         3,675
 Class B, 7.156% 2011 (1) (9)
VF Corp. 8.50% 2010                                                                 3,000         3,313
Hutchison Whampoa International Ltd. 7.00% 2011 (1)                                 2,000         2,054
Solectron Corp. 9.625% 2009                                                         1,750         1,593
Tekni-Plex, Inc. 12.75% 2010 (1)                                                    1,500         1,560
NMHG Holding Co. 10.00% 2009 (1)                                                    1,500         1,530
Beazer Homes USA, Inc. 8.375% 2012 (1)                                              1,500         1,523
Tech Olympic USA, Inc. 10.375% 2012 (1)                                             1,500         1,500
Rite Aid Corp. 7.70% 2027                                                           2,650         1,471
Terex Corp., Class B, 10.375% 2011                                                  1,350         1,458
Tyco International Group SA 6.375% 2005                                             1,500         1,223
Playtex Products, Inc. 9.375% 2011                                                  1,000         1,060
Northwest Airlines, Inc. 9.875% 2007                                                1,000           905
Computer Associates International, Inc. 6.50% 2008                                  1,000           825
Delhaize America, Inc. 8.125% 2011                                                    665           699


Mortgage-backed obligations (9) -  4.22%
Agency Pass-Throughs:
 Government National Mortgage Assn.:
  7.50% 2029                                                                        5,698         6,006
  6.50% 2029                                                                        5,069         5,170
  7.00% 2022 - 2024                                                                 4,930         5,123
  8.00% 2020 - 2030                                                                 4,661         4,975
  8.50% 2021 - 2029                                                                   831           900
  10.00% 2019                                                                         260           293
 Fannie Mae:
  6.00% 2013 - 2031                                                                11,142        11,313
  6.50% 2016 - 2032                                                                 7,149         7,356
  7.00% 2009 - 2032                                                                 3,394         3,524
 Freddie Mac 6.50% 2016                                                             4,725         4,897
Commercial Mortgage-Backed Securities:
 DLJ Commercial Mortgage Corp.:
  Series 1998-CF1, Class A-1B, 6.41% 2008                                           5,000         5,298
  Series 1996-CF2, Class A-1B, 7.29% 2021 (1)                                       3,000         3,242
 Freddie Mac Structured Pass-through Certificates,                                  5,000         5,277
 Series T-041, Class 3-A, 7.50% 2032
 Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                 4,425         4,654
 Morgan Stanley Capital I, Inc., Series 1998-HF2,                                   3,000         3,205
 Class A-2, 6.48% 2030
 L.A. Arena Funding, LLC, Series 1, Class A,                                        1,973         2,069
 7.656% 2026 (1)
 Security National Mortgage Loan Trust, Series                                      1,830         1,828
 2001-2A, Class M, 8.42% 2007 (1)
Private Issue Collateralized Mortgage Obligations:
 Structured Asset Securities Corp., Series 1998-RF2,                                2,275         2,466
 Class A, 8.524% 2027 (1) (2)


ASSET BACKED OBLIGATIONS (9)  -  3.71%
Continental Airlines, Inc.:
 Series 2001-1, Class B,  7.373% 2015                                               2,500         2,494
 Series 1999-1, 10.22% 2014                                                         1,755         1,600
 Series 1998-3, Class C-2, 7.25% 2005                                               1,500         1,397
MMCA Auto Owner Trust:
 Series 2000-1, Class B, 7.55% 2005                                                 3,000         3,203
 Series 2000-2, Class B, 7.42% 2005                                                 2,000         2,113
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007 (1)                               5,000         4,976
Tobacco Settlement Financing Corp.,                                                 4,490         4,533
 Series 2001-A, 6.36% 2025
US Airways, Inc., Series 2001-1G, 7.076% 2021                                       4,415         4,523
NextCard Credit Card Master Note Trust:  (1) (2)
 Series 2000-1, Class B, 2.64% 2006                                                 2,750         2,475
 Series 2001-1A, Class B, 2.72% 2007                                                2,000         1,760
Money Store Residential Trust 1997-1,                                               3,694         3,756
 Class M-1, 7.085% 2016
Residential Funding Mortgage Securities II,                                         3,000         3,158
 Inc., Series 2000-HI5, Class A-I-4,
 AMBAC Insured, 6.94% 2014
Hyundai Auto Receivables Trust, Series                                              3,000         3,061
 2001-A, Class C, 5.57% 2006 (1)
MBNA Credit Card Master Note Trust, Series                                          3,000         3,057
 2002-1, Class B,  5.15% 2009
Pass-through Amortizing Credit Card Trusts,                                         3,000         3,011
 Series 2002-1, Class A-3FX, 6.298% 2012 (1)
Metris Master Trust, Series 2001-3,                                                 3,000         2,998
 Class B, 2.739% 2008 (2)
Delta Air Lines, Inc.:
 Series 1993-A2, 10.50% 2016                                                        2,000         1,900
 Series 1992-A2, 9.20% 2014                                                         1,000           949
First Investors Auto Owner Trust, Series                                            2,505         2,506
 2002-A, Class A, MBIA Insured, 3.46% 2008 (1)
United Air Lines, Inc.:
 Series 1996-A2, 7.87% 2019                                                         2,500         1,645
 Series 1995-A1, 9.02% 2012                                                         1,241           905
First Consumer Master Trust, Series 1999-A,                                         2,250         2,250
 Class A, 5.80% 2005 (1)
Airplanes Pass-Through Trust: (2)
 Class B, 2.59% 2019                                                                1,897         1,422
 Class 1-C, 8.15% 2019 (4)                                                          1,539           539
Prestige Auto Receivables Trust, Series                                             1,750         1,786
 2001-1A, Class A, FSA Insured, 5.26% 2009 (1)
Providian Master Trust, Series 2000-1,                                              1,500         1,429
 Class C, 2.99% 2009 (1) (2)
Jet Equipment Trust, Series 1995-B,                                                 2,049         1,395
 Class B, 7.83% 2015 (1)
H.S. Receivables Corp., Series 1999-1,                                              1,146         1,179
 Class A, 8.13% 2006 (1)
Consumer Credit Reference Index Securities                                          1,000         1,033
 Program Trust, Series 2002-2, 10.421% 2007 (1)
Drive Auto Receivables Trust, Series 2000-1,                                          938           970
 Class A, MBIA Insured, 6.672% 2006 (1)


U.S. TREASURY BONDS & NOTES  -  3.66%
 7.00% July 2006 (7)                                                               25,000        27,925
 6.50% May 2005                                                                    20,000        21,711
 3.50% January 2011 (10)                                                           10,325        10,680
 3.375% January 2007 (10)                                                           5,671         5,894
 11.75% February 2010                                                                 500           604
 10.75% May 2003                                                                      500           538


Total bonds & notes (cost: $500,517,000)                                                        475,466


                                                                                Principal       Market
                                                                                   amount        value
Short-term securities                                                               (000)        (000)

Corporate short-term notes  -  9.23%
Ciesco LP 1.77% due 8/1-8/9/02                                                     $22,700      $22,659
Citicorp 1.79% due 7/12/02                                                          5,500         5,497
Johnson & Johnson 1.75% due 7/9-10/15/02 (1)                                       27,300        27,212
Edison Asset Securitization LLC 1.78%                                               8,500         8,490
 due 7/23/02 (1)
General Electric 1.98% due 7/1/02                                                   8,400         8,399
Emerson Electric Co. 1.75%-1.76%                                                   16,300        16,287
due 7/10-7/19/02 (1)
Park Avenue Receivables Corp. 1.78%-1.80%                                          15,900        15,881
due 7/23-7/26/02 (1)
Scripps (E.W.) Co. 1.75% due 8/14/02 (1)                                           14,400        14,368
Triple-A One Funding Corp. 1.78% due 7/9-7/10/02 (1)                               12,614        12,608
Colgate-Palmolive Co. 1.73% due 7/15-7/17/02 (1)                                   12,200        12,191
Abbott Laboratories Inc 1.76% due 7/24/02 (1)                                      11,500        11,486
Procter & Gamble Co. 1.75% due 7/2/02 (1)                                           8,800         8,799
Coca-Cola Co. 1.75% due 7/9/02                                                      6,000         5,997


Federal agency discount notes  -  1.35%
Freddie Mac 1.75% due 9/5/02                                                       19,000        18,936
Fannie Mae 1.78% due 10/4/02                                                        6,000         5,972


Total short-term securities (cost: $194,787,000)                                                194,782


Total investment securities (cost: $1,790,788,000)                                            1,834,532

Excess of cash and receivables over payables                                                      5,827

Net assets                                                                                   $1,840,359

(1) Purchased in a private placement transaction;
     resale may be limited to qualified institutional
      buyers; resale to the public
     may require registration.
(2) Coupon rate may change periodically.
(3) Non-income-producing security.
(4) Valued under procedures adopted by authority of the Board of Trustees.
(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(6) Step bond; coupon rate will increase at a later date.
(7) This securiity, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(8) Company not making interest payments;
     bankruptcy proceedings pending.
(9) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(10) Index-linked bond whose principal amount moves with a government retail price index.

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series Bond Fund
Investment portfolio, June 30, 2002                                              unaudited


                                                                     Principal      Market
                                                                        amount       value
Bonds & notes                                                            (000)       (000)

Media  -  7.90%
Charter Communications Holdings, LLC:
 0%/11.75% 2011 (1)                                                  $    6,050   $   2,148
 Charter Communications Holdings Capital                                  3,850       1,251
Corp. 0%/12.75% 2012 (1) (2)
 10.75% 2009                                                              1,000         707
 10.00% 2009                                                              1,000         675
 0%/13.50% 2011 (1)                                                       1,750         665
 0%/9.92% 2011 (1)                                                        1,250         606
 0%/11.75% 2010 (1)                                                         550         247
CBS Corp. 7.15% 2005                                                      2,000       2,117
Viacom Inc.:
 6.625% 2011                                                              2,000       2,053
 5.625% 2007                                                              1,200       1,229
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 0%/9.75% 2007 (1)                                                        3,750       3,797
 8.875% 2007                                                              1,500       1,530
Young Broadcasting Inc.:
 Series B, 8.75% 2007                                                     2,250       2,025
 10.00% 2011                                                              1,500       1,350
 Series B, 9.00% 2006                                                       875         840
Liberty Media Corp.:
 7.875% 2009                                                              2,000       1,965
 8.25% 2030                                                               1,850       1,652
 7.75% 2009                                                                 500         488
Fox Family Worldwide, Inc.:
 10.25% 2007                                                              1,810       1,900
 9.25% 2007                                                                 500         520
Emmis Communications Corp. 0%/12.50% 2011 (1)                             2,650       1,921
Adelphia Communications Corp.: (3)
 10.25% 2011                                                              1,950         780
 10.25% 2006                                                              1,800         702
Century Communications, Inc. 0% 2003 (3)                                  1,000         370
News America Holdings Inc. 7.75% 2045                                     2,000       1,770
Univision Communications Inc. 7.85% 2011                                  1,425       1,484
AOL Time Warner Inc. 7.625% 2031                                          1,000         876
Time Warner Inc. 7.75% 2005                                                 500         511
EchoStar DBS Corp. 9.125% 2009 (2)                                        1,500       1,380
Key3Media Group, Inc. 11.25% 2011                                         2,850       1,282
Antenna TV SA 9.75% 2008                                            Euro 1,425        1,214
Clear Channel Communications, Inc. 6.625% 2008                       $      750         711
Chancellor Media Corp. of Los Angeles,                                      500         500
Series B, 8.75% 2007
Carmike Cinemas, Inc., Series B,                                          1,225       1,182
 10.375% 2009 (3)
Regal Cinemas, Inc. 9.375% 2012 (2)                                       1,000       1,030
Radio One, Inc., Series B, 8.875% 2011                                    1,000       1,012
Entravision Communications Corp.                                          1,000       1,010
 8.125% 2009 (2)
AMC Entertainment Inc. 9.50% 2009                                         1,000         990
Cox Radio, Inc. 6.625% 2006                                               1,000         959
Gray Communications Systems,                                                875         897
 Inc. 9.25% 2011 (2)
Gannett Co., Inc. 4.95% 2005                                                750         765
Comcast Cable Communications, Inc. 8.375% 2007                       $      750   $     757
British Sky Broadcasting Group PLC 8.20% 2009                               625         615
Penton Media, Inc. 10.375% 2011                                           1,000         615
CSC Holdings, Inc. 8.125% 2009                                              750         603
Sinclair Broadcast Group, Inc. 8.75% 2011                                   500         502
LBI Media, Inc. 10.125% 2012 (2)                                            500         500
A.H. Belo Corp. 7.75% 2027                                                  500         448
Rogers Communications Inc. 8.875% 2007                                      250         227
Hearst-Argyle Television, Inc. 7.00% 2018                                   175         160
RBS Participacoes SA 11.00% 2007 (2)                                        250         113


Diversified telecommunication
 services  -  7.80%
Sprint Capital Corp.:
 8.375% 2012 (2)                                                          5,500       4,509
 7.90% 2005 (2)                                                           4,500       3,870
 7.625% 2011                                                              2,495       2,089
 6.125% 2008                                                              1,000         802
 7.125% 2006                                                                760         668
 6.00% 2007                                                                 615         516
 6.90% 2019                                                                 500         334
Qwest Capital Funding, Inc.:
 7.90% 2010                                                               3,550       1,970
 7.625% 2021                                                              2,000       1,030
 7.75% 2006                                                               1,500         915
 7.25% 2011                                                               1,450         797
 5.875% 2004                                                              1,000         650
U S WEST Capital Funding, Inc. 6.25% 2005                                 1,395         921
Qwest Corp. 7.625% 2003                                                   1,000         920
AT&T Corp.: (2)
 7.30% 2011                                                               7,020       5,781
 8.00% 2031                                                               1,650       1,200
VoiceStream Wireless Corp. 10.375% 2009                                   5,097       4,839
Deutsche Telekom International Finance BV:
 9.25% 2032                                                                 900         910
 8.00% 2010                                                                 250         249
France Telecom: (4)
 7.70% 2006                                                               2,000       1,924
 8.25% 2011                                                                 750         664
Orange PLC 8.75% 2006                                                     2,000       1,902
PCCW-HKT Capital Ltd. 7.75% 2011 (2)                                      4,000       4,032
British Telecommunications PLC: (4)
 8.875% 2030                                                              1,500       1,613
 8.375% 2010                                                              1,000       1,076
CenturyTel, Inc., Series H, 8.375% 2010                                   2,500       2,603
Telewest Communications PLC:
 9.875% 2010                                                              2,975       1,175
 11.25% 2008                                                                750         304
TeleWest PLC:
 9.625% 2006                                                              1,375         536
 11.00% 2007                                                                375         152
Comcast UK Cable Partners Ltd. 11.20% 2007                                1,900       1,710
Koninklijke KPN NV 8.00% 2010                                               750         756
Singapore Telecommunications Ltd.                                    $      750   $     733
 7.375% 2031 (2)
TELUS Corp. 8.00% 2011                                                      750         630
COLT Telecom Group PLC 12.00% 2006                                          250         144
NEXTLINK Communications, Inc.:
 9.625% 2007 (3)                                                            500          10
 0%/12.25% 2009 (1)                                                         500           7
GT Group Telecom Inc. 0%/13.25%, units 2010 (1)                           1,000           5


Wireless telecommunication services  -  4.59%
AT&T Wireless Services, Inc.:
 7.50% 2007                                                               5,000       4,302
 8.125% 2012                                                              3,110       2,536
 7.875% 2011                                                              1,140         926
Tritel PCS, Inc.:
 0%/12.75% 2009 (1)                                                       1,650       1,320
 10.375% 2011                                                               731         673
TeleCorp PCS, Inc. 0%/11.625% 2009 (1)                                      325         253
Nextel Communications, Inc.:
 0%/9.95% 2008 (1)                                                        3,575       1,716
 0%/9.75% 2007 (1)                                                        2,075       1,037
 0%/10.65% 2007 (1)                                                         775         422
 12.00% 2008                                                                500         275
Verizon Wireless Capital LLC 5.375% 2006 (2)                              3,090       2,883
Crown Castle International Corp.:
 10.75% 2011                                                              2,000       1,320
 0%/10.625% 2007 (1)                                                      1,000         660
 0%/11.25% 2011 (1)                                                       1,000         450
American Tower Corp. 9.375% 2009                                          3,650       2,081
PanAmSat Corp. 6.125% 2005                                                2,000       1,876
SpectraSite Holdings, Inc., Series B:
 12.50% 2010                                                              1,000         485
 0%/12.875% 2010 (1)                                                      1,250         325
 10.75% 2010                                                                500         230
 0%/12.00% 2008 (1)                                                         500         177
 0%/11.25% 2009 (1)                                                         500         140
Cricket Communications, Inc.: (4)
 6.375% 2007                                                              1,350         567
 6.188% 2007                                                              1,000         420
 6.188% 2007                                                                440         185
Leap Wireless International, Inc.                                         2,050         123
 0%/14.50% 2010 (1)
SBA Communications Corp.:
 10.25% 2009                                                              1,600         920
 0%/12.00% 2008 (1)                                                         500         290
Cingular Wireless 5.625% 2006 (2)                                         1,000         961
Dobson Communications Corp. 10.875% 2010                                  1,000         620
Dobson/Sygnet Communications Co. 12.25% 2008                                250         145
American Cellular Corp. 9.50% 2009                                          750         120
Triton PCS, Inc. 9.375% 2011                                              1,000         645
Nextel Partners, Inc. 12.50% 2009                                         1,000         450
Vodafone Group PLC 7.75% 2010                                               375         399
CFW Communications Co. 13.00% 2010                                        1,250         375
Centennial Cellular Corp. 10.75% 2008                                       750         364
Horizon PCS, Inc. 13.75% 2011 (2)                                           500         210
Rogers Cantel Inc. 9.75% 2016                                               250         180
Microcell Telecommunications Inc.,                                   $    1,000   $     100
Series B, 14.00% 2006
PageMart Wireless, Inc. 0%/11.25%                                           750
 2008 (1)  (3) (5)


Hotels, restaurants & leisure  -  3.22%
Starwood Hotels & Resorts Worldwide, Inc.: (2)
 7.375% 2007                                                              2,230       2,209
 7.875% 2012                                                              1,000         990
Mirage Resorts, Inc. 6.625% 2005                                          2,000       1,996
MGM Mirage, Inc. 8.50% 2010                                                 875         902
Royal Caribbean Cruises Ltd.:
 8.75% 2011                                                               1,375       1,292
 7.00% 2007                                                                 925         816
 6.75% 2008                                                                 175         150
Premier Parks Inc. 9.75% 2007                                             1,000       1,022
Six Flags, Inc. 8.875% 2010                                               1,000       1,000
Boyd Gaming Corp.:
 9.25% 2009                                                                 750         802
 9.25% 2003                                                                 500         512
 9.50% 2007                                                                 500         506
Horseshoe Gaming Holding Corp.,                                           1,500       1,541
 Series B, 8.625% 2009
Buffets, Inc. 11.25% 2010 (2)                                             1,400       1,407
Ameristar Casinos, Inc. 10.75% 2009                                       1,000       1,077
Harrah's Operating Co., Inc. 7.50% 2009                                   1,000       1,042
Florida Panthers Holdings, Inc. 9.875% 2009                               1,000       1,040
Mohegan Tribal Gaming Authority 8.375% 2011                               1,000       1,026
Hyatt Equities, LLC 6.875% 2007 (2)                                       1,000       1,004
International Game Technology:
 7.875% 2004                                                                500         515
 8.375% 2009                                                                250         263
Station Casinos, Inc. 8.375% 2008                                           500         511
Argosy Gaming Co. 9.00% 2011                                                250         258


Automobiles  -  3.11%
General Motors Acceptance Corp.:
 6.125% 2007                                                              6,000       6,073
 8.00% 2031                                                               2,500       2,564
 7.75% 2010                                                               1,500       1,587
 6.875% 2011                                                              1,000         991
 6.125% 2006                                                                500         509
Ford Motor Credit Co.:
 6.50% 2007                                                               3,250       3,263
 7.25% 2011                                                               1,500       1,507
 7.375% 2011                                                                500         506
Ford Motor Co. 7.45% 2031                                                 1,000         929
DaimlerChrysler North America Holding Corp.:
 7.75% 2011                                                               2,000       2,154
 7.30% 2012                                                               1,000       1,047


Electric utilities  -  2.80%
Mission Energy Holding Co. 13.50% 2008                                    4,400       4,400
Edison Mission Energy:
 7.73% 2009                                                               1,500       1,342
 10.00% 2008                                                              1,000         995
 9.875% 2011                                                                875         861
Homer City Funding LLC  8.734% 2026                                       1,000         957
Midwest Generation, LLC, Series B,                                    $    900     $   892
 8.56% 2016 (6)
Edison International 6.875% 2004                                            760         705
American Electric Power Co., Inc.,                                        2,950       3,000
 Series A, 6.125% 2006
Israel Electric Corp. Ltd.: (2)
 7.70% 2018                                                               1,000         881
 7.75% 2027                                                                 620         523
Commonwealth Edison Co. 6.95% 2018                                          700         698
Exelon Generation Co., LLC 6.95% 2011                                       600         621
Virginia Electric and Power Co.,                                            750         760
 2002 Series A, 5.375% 2007
Louis Dreyfus Natural Gas Corp. 9.25% 2004                                  500         543
Progress Energy, Inc. 6.05% 2007                                          1,000       1,029
Oncor Electric Delivery Co. 6.375% 2012 (2)                                 800         822


Banks & thrifts  -  2.56%
Washington Mutual Bank, FA 6.875% 2011                                    1,250       1,314
Washington Mutual Finance 8.25% 2005                                        800         884
Washington Mutual, Inc. 5.625% 2007                                         750         760
Royal Bank of Scotland Group PLC                                          2,250       2,343
 7.648% (undated) (4)
National Westminster Bank PLC:
 9.375% 2003                                                                276         300
 7.75% (undated) (4)                                                        250         272
SocGen Real Estate Co. LLC, Series A,                                     2,250       2,402
 7.64% (undated) (2)  (4)
Abbey National PLC: (4)
 6.70% (undated)                                                          1,300       1,334
 7.35% (undated)                                                            825         874
Development Bank of Singapore Ltd.                                        1,500       1,660
 7.875% 2009 (2)
GS Escrow Corp.:
 7.125% 2005                                                                500         529
 7.00% 2003                                                                 500         518
AB Spintab 7.50% (undated) (2)  (4)                                         750         803
Credit Suisse First Boston , Inc. 6.50% 2012                                750         756
Barclays Bank PLC 7.375% (undated) (2)  (4)                                 500         538
Chevy Chase Bank, FSB 9.25% 2008                                            500         505
Bank of Scotland 7.00% (undated) (2)  (4)                                   480         501
Riggs Capital Trust II 8.875% 2027                                          500         430
Imperial Capital Trust I, Imperial                                          350         401
 Bancorp 9.98% 2026
BankUnited Capital Trust, BankUnited                                        250         250
 Financial Corp. 10.25% 2026


Multi-utilities & unregulated power  -  1.96%
Cilcorp Inc.:
 9.375% 2029                                                              2,000       2,333
 8.70% 2009                                                               1,000       1,083
AES Corp.:
 9.50% 2009                                                               3,600       2,340
 9.375% 2010                                                              1,350         884
AES Ironwood, LLC 8.857% 2025 (6)                                         1,246       1,192
AES Drax Holdings Ltd., Series A,                                         1,350       1,141
 10.41% 2020 (6)
AES Red Oak, LLC, Series B, 9.20% 2029 (6)                                1,000         954
Williams Companies, Inc. 8.125% 2012 (2)                                  2,950       2,474
Williams Holdings of Delaware, Inc. 6.25% 2006                        $    500     $   402
Aquila Inc. 10.875% 2012 (2)                                                500         496


Consumer finance -  1.81%
Capital One Bank:
 6.875% 2006                                                              2,500       2,506
 6.70% 2008                                                               1,515       1,481
 8.25% 2005                                                                 800         828
 6.375% 2003                                                                500         503
Capital One Financial Corp.:
 7.125% 2008                                                              2,000       1,872
 8.75% 2007                                                                 800         806
Capital One Capital I 3.463% 2027 (2)  (4)                                  250         176
Household Finance Corp.:
 6.75% 2011                                                               1,850       1,848
 6.375% 2011                                                              1,000         957
MBNA Corp. 6.75% 2008                                                       500         515
Providian Financial Corp. 9.525% 2027 (2)                                   750         461
Advanta Capital Trust I, Series B, 8.99% 2026                               500         320


Health care providers & services  -  1.67%
Columbia/HCA Healthcare Corp.:
 8.85% 2007                                                               2,000       2,201
 6.91% 2005 (7)                                                           1,500       1,545
HCA - The Healthcare Co. 8.75% 2010                                       1,000       1,117
Aetna Inc.:
 7.875% 2011                                                              2,350       2,462
 7.375% 2006                                                              1,650       1,710
UnitedHealth Group Inc. 5.20% 2007                                        1,000       1,006
Humana Inc. 7.25% 2006                                                      750         782
PacifiCare Health Systems 10.75% 2009 (2)                                   500         501
Integrated Health Services, Inc.,
Series A: (3) (5)
 9.25% 2008                                                               2,000          20
 9.50% 2007                                                                 750           8


Industrial conglomerates  -  1.38%
CIT Group, Inc.:
 7.375% 2007                                                              1,500       1,510
 7.75% 2012                                                               1,250       1,247
 5.91% 2005                                                               1,000         939
Newcourt Credit Group Inc.,                                               1,700       1,635
Series B, 6.875% 2005
Tyco International Group SA 6.375% 2011                                     625         478
General Electric Capital Corp.:
 Series A, 5.375% 2007                                                    1,000       1,023
 6.00% 2012                                                               1,000       1,003
Hutchison Whampoa International                                           1,000       1,027
 Ltd. 7.00% 2011 (2)
Hutchison Whampoa Finance Ltd. 7.45% 2017 (2)                               500         504


Commercial services & supplies  -  1.34%
Allied Waste North America, Inc.:
 10.00% 2009                                                              2,500       2,456
 Series B, 8.875% 2008                                                    1,000         985
 8.50% 2008                                                                 750         728
 7.625% 2006                                                                500         485
Waste Management, Inc. :
 7.375% 2010                                                              1,400       1,458
 6.625% 2002                                                                925         926
WMX Technologies, Inc. 7.10% 2026                                           500         514
Cendant Corp. 7.75% 2003                                                  1,500       1,508
Safety-Kleen Corp. 9.25% 2009 (3) (5)                                     1,000           8


Paper & forest products  -  1.13%
Georgia-Pacific Corp.:
 8.125% 2011                                                              1,375       1,334
 7.50% 2006                                                               1,380       1,329
 9.50% 2022                                                               1,000         949
Potlatch Corp. 10.00% 2011                                                1,250       1,375
Weyerhaeuser Co. 6.125% 2007 (2)                                          1,000       1,029
Scotia Pacific Co. LLC, Series B,                                         1,000         832
 Class A-2, 7.11% 2028 (6)
Pindo Deli Finance Mauritius Ltd.: (3)
 10.25% 2002                                                              1,500         349
 10.75% 2007                                                                750         174
Kappa Beheer BV 10.625% 2009                                                250         267


Auto components -  1.07%
ArvinMeritor, Inc.:
 8.75% 2012                                                                3725       3,960
 6.625% 2007                                                              1,250       1,248
TRW Inc. 7.75% 2029                                                       1,000       1,036
Dura Operating Corp. 8.625% 2012 (2)                                      1,000       1,010


Metals & Mining  -  1.07%
Steel Dynamics, Inc. 9.50% 2009 (2)                                       2,750       2,915
Freeport-McMoRan Copper & Gold Inc.:
 7.20% 2026                                                               1,000         963
 7.50% 2006                                                                 100          91
AK Steel Holding Corp. 7.75% 2012 (2)                                     1,000         995
Luscar Coal Ltd. 9.75% 2011                                                 750         810
Allegheny Technologies, Inc. 8.375% 2011                                    500         525
Inco Ltd. 7.75% 2012                                                        500         516
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (3)                          2,500         438


Insurance  -  0.96%
Prudential Holdings, LLC, Series C,                                       2,250       2,449
 8.695% 2023 (2) (6)
ReliaStar Financial Corp. 8.00% 2006                                        250         279
AIG SunAmerica Global Financing VII                                       1,000       1,040
 5.85% 2008 (2)
Nationwide Life Insurance Company                                         1,000       1,022
 5.35% 2007 (2)
Monumental Global Funding Trust                                             750         762
II-2002-A 5.20% 2007 (2)
Allstate Financial Global Funding                                           750         762
 LLC 5.25% 2007 (2)
Equitable Life Assurance Society of                                         250         265
 the United States 6.95% 2005 (2)


Multiline retail  -  0.95%
J.C. Penney Co., Inc.:
 8.25% 2022 (6)                                                       $  2,700     $ 2,390
 7.40% 2037                                                               1,250       1,206
 7.60% 2007                                                                 500         490
 7.95% 2017                                                                 500         453
 7.65% 2016                                                                 500         433
 7.125% 2023                                                                500         408
Dillard's, Inc. 6.30% 2008                                                  700         636
Saks Inc. 7.375% 2019                                                       500         413


Road & rail  -  0.85%
TFM, SA de CV :
 12.50% 2012 (2)                                                          1,305       1,236
 10.25% 2007                                                                525         492
Kansas City Southern Railway Co. 7.50% 2009 (2)                           1,500       1,502
Norfolk Southern Corp. 6.00% 2008                                         1,000       1,034
Southern Capital Corp. Pass Through Trust,                                1,000       1,000
 Series 2002-1, Class G, MBIA Insured,
 5.70% 2022 (2)  (6)
Union Pacific Railroad Co. Pass Through                                     500         500
 Trust, Series 2002-1, 6.061% 2023 (6)


Communications equipment  -  0.84%
Motorola, Inc.:
 8.00% 2011                                                               2,900       2,830
 5.22% 2097                                                               1,000         573
 7.625% 2010                                                                500         480
 7.50% 2025                                                                 500         435
 6.50% 2028                                                                 250         183
Nortel Networks Ltd. 6.125% 2006                                          2,000       1,240


Gas production & distribution  -  0.84%
Southern Natural Gas Co. 8.00% 2032                                       1,750       1,726
Gemstone Investors Ltd. 7.71% 2004 (2)                                    1,520       1,481
El Paso Corp. 7.875% 2012 (2)                                             1,000       1,007
Florida Gas Transmission Co. 7.625% 2010 (2)                                250         247
NiSource Finance Corp. 7.625% 2005                                        1,250       1,257


Real estate  -  0.79%
Host Marriott, L.P., Series E 8.375% 2006                                 1,500       1,478
EOP Operating LP:
 6.75% 2012                                                                 750         763
 8.10% 2010                                                                 500         551
First Industrial, L.P. 6.875% 2012                                        1,250       1,280
United Dominion Realty Trust, Inc. 6.50% 2009                             1,000       1,000
ProLogis Trust 7.05% 2006                                                   250         261


Containers & packaging  -  0.70%
Tekni-Plex, Inc., Series B, 12.75% 2010                                   1,625       1,690
Container Corp. of America 9.75% 2003                                     1,000       1,025
Stone Container Corp. 9.75% 2011                                            500         530
Owens-Brockway Glass Container                                            1,500       1,508
 Inc. 8.875% 2009 (2)


Food & drug retailing  -  0.63%
Delhaize America, Inc.:
 8.125% 2011                                                          $  2,015     $ 2,117
 7.375% 2006                                                                615         639
SUPERVALU INC. 7.50% 2012                                                 1,000       1,044
Rite Aid Corp.:
 6.875% 2028 (2)                                                            450         239
 6.875% 2013                                                                275         160
 7.70% 2027                                                                 175          97


Electronic equipment & instruments  -  0.59%
Flextronics International Ltd.:
 9.75% 2010                                                         Euro 2,000        1,999
 9.875% 2010                                                          $    625          650
Solectron Corp. 9.625% 2009                                               1,500       1,365


Specialty retail  -  0.58%
Gap, Inc. 10.55% 2008 (4)                                                 1,500       1,547
Toys "R" Us, Inc. 7.625% 2011                                             1,305       1,274
Office Depot, Inc. 10.00% 2008                                            1,000       1,105


Household durables  -  0.56%
Pulte Homes, Inc. 7.875% 2032                                             1,750       1,753
Beazer Homes USA, Inc. 8.375% 2012 (2)                                    1,000       1,015
Ryland Group, Inc. 9.75% 2010                                               500         551
Lennar Corp. 7.625% 2009                                                    500         504


Diversified financials  -  0.46%
USA Education, Inc., 5.625% 2007                                          3,000       3,099


Textiles, apparel & luxury goods  -  0.32%
VF Corp. 8.50% 2010                                                       1,750       1,933
Levi Strauss & Co. 11.625% 2008                                             250         233


Airlines  -  0.30%
Northwest Airlines, Inc. 9.875% 2007                                      2,000       1,810
Jet Equipment Trust: (2)
 Series 1995-D, 11.44% 2014                                                 300         132
 Series 1994-A, 11.79% 2013                                                 250         108


Leisure products  -  0.30%
Hasbro, Inc. 7.95% 2003                                                   2,000       2,025


Oil & gas  -  0.27%
Devon Financing Corp., ULC 6.875% 2011                                      750         781
Clark Refining & Marketing, Inc. 8.875% 2007                                750         724
Petrozuata Finance, Inc., Series B,                                         500         336
 8.22% 2017 (2)  (6)


Other industries  -  1.15%
Atlas Air, Inc., Series 1998-1,                                           1,392       1,300
 Class A, 7.38% 2018 (6)
Terex Corp. 9.25% 2011                                                    1,250       1,300
Gruma, SA de CV 7.625% 2007                                               1,000         970
SYSTEMS 2001 Asset Trust, Series 2001,                                      725         771
 Class G, MBIA Insured, 6.664% 2013 (2)  (6)
Equistar Chemicals, LP 8.75% 2009                                           750         671
Computer Associates International                                           750         645
 Inc. 6.375% 2005
Teekay Shipping Corp. 8.875% 2011                                           500         523
Reliance Industries Ltd., Series B, 10.25% 2097                             500         480
ON Semiconductor Corp. 12.00% 2008 (2)                                      500         438
Hyundai Semiconductor America,                                              600         366
 Inc. 8.625% 2007 (2)
Deere & Co. 8.95% 2019                                                      250         283
Exodus Communications, Inc. 11.625% 2010 (3)                                500          80


Mortgage-backed obligations   (6) -  10.76%
Agency Pass-throughs:
Government National Mortgage Assn.:
7.50% 2023-2032                                                           7,664       8,083
8.00% 2023-2031                                                           4,590       4,895
7.00% 2023-2029                                                           2,785       2,892
6.00% 2029-2031                                                           2,207       2,205
5.50% 2017                                                                1,719       1,731
6.50% 2025-2028                                                             862         880
10.00% 2019                                                                 173         195
9.50% 2021                                                                  172         193
Fannie Mae:
5.50% 2016-2017                                                           4,322       4,326
6.50% 2016-2031                                                           4,012       4,151
6.00% 2013-2016                                                           2,406       2,454
7.00% 2026                                                                  698         724
7.50% 2031                                                                  495         519
10.00% 2018                                                                  87          98
Freddie Mac 6.00% 2032                                                    2,462       2,456

Commercial mortgage-backed obligations:
CS First Boston Mortgage Securities Corp.:
 Series 1998-C1, Class A-1B, 6.48% 2040                                   1,250       1,329
 Series 2001-CK6, Class A-2, 6.103% 2036                                  1,230       1,283
 Series 2002-CKP1, Class A-1, 4.627% 2035                                   958         977
 Series 1998-C1, Class A-1A, 6.26% 2040                                     829         870
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C3, Class A-3, 7.056% 2025 (4)                               1,930       2,057
 Series 1999-C1, Class A-2, 7.56% 2031                                    1,500       1,670
Bear Stearns Commercial Mortgage
 Securities Inc.:
 Series 2000-WF2, Class A-2, 7.32% 2032                                   1,520       1,692
 Series 2001-TOP2, Class A-2, 6.48% 2035                                    750         794
 Series 2002-HOME, Class A, 2.444% 2013 (2)  (4)                            735         735
Chase Commercial Mortgage Securities Corp.:
 Series 1998-1, Class A-2, 6.56% 2030                                     1,250       1,335
 Series 1998-2, Class A-2, 6.39% 2030                                       750         798
L.A. Arena Funding, LLC, Series 1,                                        1,282       1,345
 Class A, 7.656% 2026 (2)
Nomura Asset Securities Corp., Series                                     1,267       1,336
 1998-D6, Class A-A1, 6.28% 2030
Salomon Brothers Commercial Mortgage Trust,                               1,250       1,332
 Series 2000-C3, Class A-2, 6.592% 2033
Morgan Stanley Dean Witter Capital I Trust:
 Series 2001-TOP5, Class A-3, 6.16% 2035                                  1,250       1,309
 Series 2002-HQ, Class A-1, 4.59% 2034                                      983       1,003
GS Mortgage Securities Corp. II,
 Series 1998-C1: (4)
 Class E, 7.45% 2030                                                      1,250       1,224
 Class D, 7.45% 2030                                                      1,000       1,027
Morgan Stanley Capital I, Inc.:
 Series 1997-HF1, Class B, 7.33% 2029 (2)                             $  1,000     $ 1,094
 Series 1998-HF2, Class A-2, 6.48% 2030                                   1,000       1,069
First Union National Bank Commercial                                      1,203       1,231
 Mortgage Trust, Series 2002-C1,
 Class A-1, 5.585% 2034
Banc of America Commercial Mortgage Inc.,                                 1,000       1,060
 Series 2001-1, Class A-2, 6.503% 2036
Chase Manhattan Bank - First Union                                          750         837
National Bank, Commercial Mortgage Trust,
 Series 1999-1, Class B, 7.619% 2031
GGP Mall Properties Trust, Series 2001-C1A,                                 746         747
 Class A2, 5.007% 2011 (2)
DLJ Mortgage Acceptance Corp., Series                                       566         583
1995-CF2, Class A-1B, 6.85% 2027 (2)
LB-UBS Commercial Mortgage Trust,                                           500         572
Series 2000-C3, Class A-2, 7.95% 2010
DLJ Commercial Mortgage Corp., Series                                       500         532
1999-CG1, Class A-1B, 6.46% 2032

Agency collateralized mortgage obligations:
Fannie Mae:
 Series 2002-W3, Class A-5, 7.50% 2028                                      971       1,049
 Series 2002-W1, Class 2A, 7.50% 2042                                       964       1,024
 Series 2001-4, Class GA, 10.042% 2025 (4)                                  722         801
 Series 2001-T10, Class A-1, 7.00% 2041                                     664         698
 Series 2001-50, Class BA, 7.00% 2041                                       670         690
 Series 2001-20, Class C, 11.624% 2031 (4)                                  495         569
Freddie Mac, Series T-042,                                                1,000       1,003
 Class A-2, 5.50% 2042

Private issue collateralized
 mortgage obligations:
Holmes Financing (No.5) PLC, Series 1,                                      500         500
 Class C, 3.33% 2040 (4)
Holmes Financing (No.2) PLC, Series 1,                                      500         500
 Class C, 3.18% 2040 (4)
Residential Funding Mortgage Securities I,                                  126         130
 Inc., Series 2001-S1, Class A-1, 7.00% 2016

Private issue pass-through obligations:
Structured Asset Securities Corp., Series                                   401         435
 1998-RF2, Class A, 8.524% 2027 (2)  (4)



Asset-backed obligations (6)  -  4.65%
Conseco Finance Home Equity Loan Trust: (6)
 Series 2001-C, Class A-3, 5.39% 2025                                     1,250       1,288
 Series 2000-A, Class BV-2, 4.64% 2031 (4)                                1,000         874
 Series 2002-B, Class A-2, 5.31% 2033                                       500         509
Green Tree Financial Corp.: (6)
 Series 1996-5, Class B-2, 8.45% 2027                                       973         519
 Series 1995-6, Class B-2, 8.00% 2026                                       938         512
 Series 1997-8, Class B-2, 7.75% 2028                                       492         192
Conseco Finance Manufactured Housing Contract                               750         772
 Trust, Series 2001-3, Class A-2, 5.16% 2033 (6)
Conseco Finance Home Loan Trust, Series 1999-G,                           1,750         767
 Class B-2, 10.96% 2029 (6)
Continental Airlines, Inc.:
 Series 2000-1, Class A-1, 8.048% 2020 (6)                                1,416       1,467
 Series 1999-1, Class B, 6.795% 2020 (6)                                    495         475
 Series 1998-3, Class C-2, 7.25% 2005                                       500         466
 Series 1998-1, Class A, 6.648% 2019 (6)                                    451         430
 Series 1997-1, Class C-1, 7.42%  2007 (4)  (6)                             277         268
 Series 1996, Class C, 9.50% 2015 (6)                                       191         172
Pass Through Amortizing Credit Card Trusts,
 Series 2002-1: (2) (6)
 Class A-3FX, 6.298% 2012                                             $  2,000     $ 2,008
 Class A-2FX, 4.685% 2012                                                   750         753
MBNA Master Credit Card Note Trust, Series                                2,500       2,537
 2002-1, Class C, 6.80% 2014 (6)
United Air Lines, Inc.:
 Series 2000-1, Class A-2, 7.73% 2012                                     2,000       1,862
 1991 Equipment Trust Certificates,                                         463         334
Series A, 10.11% 2006 (6)
MMCA Auto Owner Trust, Series 2002-1: (6)
 Class A-3, 4.15% 2006                                                    1,000       1,017
 Class C, 6.20% 2010                                                      1,000       1,014
Delta Air Lines, Inc., Series                                             1,600       1,626
 2002-1, Class C, 7.779% 2012 (6)
Residential Funding Mortgage Securities                                   1,250       1,311
 II, Inc., Series 2001-HS2, Class A-4,
 AMBAC Insured, 6.43% 2016 (6)
Southwest Airlines Co., Series 2001-1,                                    1,000       1,013
 Class B, 6.126% 2006 (6)
Franklin Auto Trust, Series 2002-1,                                       1,000       1,008
Class A-4, MBIA Insured, 4.51% 2010 (6)
Banco Itau SA 2.98% 2007 (2)  (4)  (6)                                    1,000         996
ACLC Business Loan Receivables Trust,                                       976         990
Series 2002-1, Class A-1, 5.408%
 2022 (2)  (6)
American Airlines, Inc., Series 2001-1,                                     862         847
Class A-1, 6.977% 2021 (6)
PF Export Receivables Master Trust, Series                                  750         773
 2001-B, MBIA Insured, 6.60% 2011 (2)  (6)
US Airways, Inc.: (6)
 Series 2000-3G, 7.89% 2020                                                 484         506
 Series 2001-1G, 7.076% 2021                                                245         251
Nordstrom Credit Card Master Note Trust,                                    750         750
 Series 2002-1, Class B, 2.541% 2010
  (2) (4) (6)
Team Fleet Financing Corp., Series                                          750         746
2001-3A, Class A, 2.83% 2005 (2)  (4)  (6)
Tobacco Settlement Financing Corp.,                                         720         727
Series 2001-A, 6.36% 2025 (6)
America West Airlines, Inc., Series                                         478         501
 2000-1, Class G, AMBAC Insured,
 8.057% 2020 (6)
Northwest Airlines, Inc., Series                                            464         494
 1999-3, Class G, 7.935% 2020 (6)
Jet Equipment Trust, Series 1995-A,                                         250         123
 Class C, 10.69% 2015 (2) (6)
Airplanes Pass-Through Trust: (6)
 Class B, 2.59% 2019 (4)                                                    455         341
 Class 1-C, 8.15% 2019 (5)                                                  746         261


U.S. Treasury bonds & notes  -  6.23%
6.75% 2005                                                               15,000      16,371
7.50% 2016                                                                9,000      10,831
3.375% 2007  (8)                                                          4,820       5,010
4.75% 2008                                                                4,000       4,073
5.00% 2011                                                                2,000       2,034
7.25% 2004                                                                1,500       1,631
10.375% 2012 (7)                                                          1,000       1,285
10.375% 2009                                                                500         581
6.25% 2003                                                                  500         514


Federal agency obligations  -  2.75%
Fannie Mae:
 7.00% 2005                                                           $  3,500     $ 3,828
 6.00% 2005                                                               3,250       3,470
 7.25% 2030                                                                 750         854
Freddie Mac 5.00% 2004                                                    4,750       4,930
Federal Home Loan Banks 4.875% 2004                                       4,655       4,813
Small Business Administration,                                              786         792
Series 2001-20J, 5.76% 2021


Non-U.S. government obligations  -  1.56%
Deutschland Republic 5.25% 2008                                     Euro 4,400        4,486
United Mexican States Government
Eurobonds, Global:
 9.875% 2010                                                         $    1,000       1,120
 11.375% 2016                                                               750         926
 10.375% 2009                                                               500         573
 8.625% 2008                                                                500         536
Panama (Republic of):
 8.875% 2027                                                              1,000         883
 Interest Reduction Bond 4.75% 2014 (4)                                     231         195
Canadian Government 4.25% 2026 (8)                                   C$   1,139         849
Philippines (Republic of) 9.875% 2019                                $      500         498
Brazil (Federal Republic of) 14.50% 2009                                    500         376
Argentina (Republic of) 7.00%/15.50%                                        562         105
 2008 (1) (9)




Total bonds & notes (cost: $587,464,000)                                            546,165



                                                                     Shares or      Market
                                                                     principal       value
Stocks (common & preferred)                                             amount       (000)

Banks & thrifts  -  1.76%
Fuji JGB Investment LLC, Series A, 9.87%                             $2,350,000        2039
noncumulative preferred (undated)
 (Japan) (2)  (4)
IBJ Preferred Capital Co. LLC, Series A,                             $  650,000         535
 8.79% noncumulative preferred
 (undated) (2)  (4)
BNP U.S. Funding LLC, Series A, 7.738%                               $1,175,000       1,281
 noncumulative preferred (undated)
 (France) (2)  (4)
BNP Paribas Capital Trust 9.003%                                     $  850,000         994
noncumulative trust preferred
 (undated) (2)
HSBC Capital Funding LP, Series 1,                                   $1,500,000       1,768
9.547% noncumulative step-up perpetual
 preferred (undated) (United Kingdom)
 (2)  (4)
Tokai Preferred Capital Co. LLC,                                     $1,500,000       1,272
Series A, 9.98%/11.091% noncumulative
 preferred (undated) (Japan) (1) (2)  (4)
DBS Capital Funding Corp. 7.657%                                     $  750,000         782
noncumulative preference shares
(undated) (Singapore) (2)  (4)
First Republic Capital Corp.,                                               750         769
Series A, 10.50% preferred (2)
SB Treasury Co. LLC, Series A, 9.40%/10.925%                         $  750,000         746
 noncumulative preferred
(undated) (Japan) (1) (2)
UBS Preferred Funding Trust I 8.622%                                 $  625,000         717
 noncumulative preferred (undated)
 (Switzerland)
BCI U.S. Funding Trust I 8.01% noncumulative                         $  500,000         537
 preferred (undated) (2)  (4)
NB Capital Corp. 8.35% exchangeable                                      20,000         533
 preferred depositary shares


Wireless telecommunication services  -  0.31%
Dobson/Sygnet Communications Co. 13.00% senior                            1,443         577
exchangeable preferred 2009  (10)  (11)
Dobson/Sygnet Communications Co. 12.25% senior                              112          45
 exchangeable preferred, redeemable
 2008  (10)  (11)
Dobson Communications Corp. 12.25% senior                                   499         200
 exchangeable preferred 2008  (10)  (11)
Crown Castle International Corp. 12.75%                                   1,545         772
senior exchangeable preferred 2010
 (2) (10)  (11)
Nextel Communications, Inc., Series D,                                    1,020         296
 13.00% exchangeable preferred 2009
  (10)  (11)
Nextel Communications, Inc., Class A                                     80,320         258
  (2)  (10)
Leap Wireless International, Inc.,                                        2,300
 warrants, expire 2010 (2)  (10)
NTELOS, Inc., warrants, expire 2010  (5) (10)                             1,250


Insurance  -  0.25%
ING Capital Funding Trust III 8.439%                                 $1,500,000       1,676
noncumulative preferred (undated) (4)


Other industries  -  0.59%
Swire Pacific Capital Ltd. 8.84% cumulative                              65,000       1,609
guaranteed perpetual capital securities
 (Hong Kong) (2)
Cumulus Media Inc., Series A, 13.75%                                        856         950
preferred 2009  (10)  (11)
ProLogis Trust, Series D, 7.92% preferred                                36,800         914
Sinclair Capital 11.625% preferred 2009                                   2,500         265
EarthWatch Inc., Series B, 7.00% convertible                             87,809         187
 preferred 2009 (5)  (10)  (11)
Clarent Hospital Corp.  (10)                                             15,070          75
Adelphia Communications Corp., Series B,                                  5,000           6
13.00% preferred 2009  (10)
GT Group Telecom Inc., warrants, expire 2010                              1,000
 (Canada) (2) (5) (10)
NTL Inc., warrants, expire 2008  (2)  (5)  (10)                             238






Total Stocks (cost: $21,739,000)                                                     19,803



                                                                     Principal      Market
                                                                        amount       value
Convertible debentures                                                   (000)       (000)

Electronic equipment & instruments  -  1.19%
Solectron Corp. 0% LYON 2020                                         $    9,150   $   4,346
Solectron Corp. 0% LYON 2020                                              4,000       2,340
Celestica Inc. 0% 2020                                                    1,700         716
SCI Systems, Inc. 3.00% 2007                                              1,000         705


Diversified telecommunication
services  -  0.57%
Bell Atlantic Financial Services,                                         2,000       2,010
 Inc. 4.25% 2005 (2)
Hellenic Finance SCA 2.00% exchangeable 2005                        Euro 1,750        1,825


Semiconductor equipment & products  -  0.50%
RF Micro Devices, Inc. 3.75% 2005                                         1,000         782
Conexant Systems, Inc. 4.00% 2007                                         1,500         711
LSI Logic Corp. 4.00% 2005                                                  700         593
Vitesse Semiconductor Corp. 4.00% 2005                                      500         387
TriQuint Semiconductor, Inc. 4.00% 2007                                     500         378
Cypress Semiconductor Corp., 3.75% 2005                                     330         281
Analog Devices, Inc. 4.75% 2005                                             270         258


Internet & catalog retail   -  0.48%
Amazon.com, Inc. 6.875% PEACS 2010                                  Euro 4,300        2,697
Amazon.com, Inc. 4.75% 2009 (2)                                      $      900         582


Communications equipment  -  0.41%
Juniper Networks, Inc. 4.75% 2007                                    $    2,500       1,525
Corning Inc. 0% 2015                                                      2,472       1,236


Office electronics  -  0.39%
Xerox Corp. 0.57% 2018                                                    5,000       2,650


Other industries  -  0.48%
Ford Motor Co. Capital Trust II 6.50%                                        24       1,372
cumulative convertible trust preferred 2032
American Tower Corp. 5.00% 2010                                           2,000         960
Omnicare, Inc. 5.00% 2007                                                 1,000         946
Total convertible debentures                                                         27,300
 (cost: $28,023,000)

Miscellaneous  -  0.22%
Other equity securities in initial                                                    1,439
period of acquisition



Total equity securities (cost: $49,762,000)                                          48,542

                                                                     Principal      Market
                                                                        amount       value
Short-term securities                                                    (000)       (000)

Corporate short-term notes  -  10.62%
Corporate Asset Funding Co. Inc. 1.75%                               $   10,000   $   9,994
 due 7/12/02 (2)
General Electric Co. 1.98% due 7/1/02                                     9,400       9,399
Johnson & Johnson 1.75% due 7/9/02 (2)                                    9,300       9,296
Triple-A One Funding Corp. 1.79% due 7/24/02 (2)                          7,300       7,291
Motiva Enterprises LLC 1.75% due 7/1/02                                   7,000       7,000
Alcoa Inc. 1.73% due 8/1/02                                               7,000       6,989
BellSouth Corp. 1.73% due 7/2/02 (2)                                      6,350       6,349
Park Avenue Receivables Corp.                                             6,000       5,999
 1.79% due 7/3/02 (2)
Coca-Cola Co. 1.75% due 7/9/02                                            4,000       3,998
Procter & Gamble Co. 1.73% due 7/8/02 (2)                                 3,400       3,399
Schlumberger Technology Corp.                                             2,400       2,399
 1.75% due 7/10/02 (2)


Federal agency discount notes  -  0.56%
International Bank for Reconstruction and                                 3,800       3,799
Development 1.74% due 7/8/02



Total short-term securities (cost: $75,912,000)                                      75,912


Total investment securities                                                         670,619
 (cost: $713,138,000)
Excess of cash and receivables over payables                                          8,302

Net assets                                                                         $678,921




                                                                       Percent
                                                                        of net
Bonds & notes                                                           assets

Media  -  7.90%
Charter Communications Holdings, LLC:
 0%/11.75% 2011 (1)
 Charter Communications Holdings Capital
Corp. 0%/12.75% 2012 (1) (2)
 10.75% 2009
 10.00% 2009
 0%/13.50% 2011 (1)
 0%/9.92% 2011 (1)
 0%/11.75% 2010 (1)                                                        .93%
CBS Corp. 7.15% 2005
Viacom Inc.:
 6.625% 2011
 5.625% 2007                                                                .80
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 0%/9.75% 2007 (1)
 8.875% 2007                                                                .79
Young Broadcasting Inc.:
 Series B, 8.75% 2007
 10.00% 2011
 Series B, 9.00% 2006                                                       .62
Liberty Media Corp.:
 7.875% 2009
 8.25% 2030
 7.75% 2009                                                                 .60
Fox Family Worldwide, Inc.:
 10.25% 2007
 9.25% 2007                                                                 .36
Emmis Communications Corp. 0%/12.50% 2011 (1)                               .28
Adelphia Communications Corp.: (3)
 10.25% 2011
 10.25% 2006
Century Communications, Inc. 0% 2003 (3)                                    .27
News America Holdings Inc. 7.75% 2045                                       .26
Univision Communications Inc. 7.85% 2011                                    .22
AOL Time Warner Inc. 7.625% 2031
Time Warner Inc. 7.75% 2005                                                 .20
EchoStar DBS Corp. 9.125% 2009 (2)                                          .20
Key3Media Group, Inc. 11.25% 2011                                           .19
Antenna TV SA 9.75% 2008                                                    .18
Clear Channel Communications, Inc. 6.625% 2008
Chancellor Media Corp. of Los Angeles,                                      .18
Series B, 8.75% 2007
Carmike Cinemas, Inc., Series B,                                            .17
 10.375% 2009 (3)
Regal Cinemas, Inc. 9.375% 2012 (2)                                         .15
Radio One, Inc., Series B, 8.875% 2011                                      .15
Entravision Communications Corp.                                            .15
 8.125% 2009 (2)
AMC Entertainment Inc. 9.50% 2009                                           .15
Cox Radio, Inc. 6.625% 2006                                                 .14
Gray Communications Systems,                                                .13
 Inc. 9.25% 2011 (2)
Gannett Co., Inc. 4.95% 2005                                                .11
Comcast Cable Communications, Inc. 8.375% 2007                              .11
British Sky Broadcasting Group PLC 8.20% 2009                               .09
Penton Media, Inc. 10.375% 2011                                             .09
CSC Holdings, Inc. 8.125% 2009                                              .09
Sinclair Broadcast Group, Inc. 8.75% 2011                                   .07
LBI Media, Inc. 10.125% 2012 (2)                                            .07
A.H. Belo Corp. 7.75% 2027                                                  .07
Rogers Communications Inc. 8.875% 2007                                      .03
Hearst-Argyle Television, Inc. 7.00% 2018                                   .03
RBS Participacoes SA 11.00% 2007 (2)                                        .02


Diversified telecommunication
 services  -  7.80%
Sprint Capital Corp.:
 8.375% 2012 (2)
 7.90% 2005 (2)
 7.625% 2011
 6.125% 2008
 7.125% 2006
 6.00% 2007
 6.90% 2019                                                                1.89
Qwest Capital Funding, Inc.:
 7.90% 2010
 7.625% 2021
 7.75% 2006
 7.25% 2011
 5.875% 2004
U S WEST Capital Funding, Inc. 6.25% 2005
Qwest Corp. 7.625% 2003                                                    1.06
AT&T Corp.: (2)
 7.30% 2011
 8.00% 2031                                                                1.03
VoiceStream Wireless Corp. 10.375% 2009
Deutsche Telekom International Finance BV:
 9.25% 2032
 8.00% 2010                                                                 .88
France Telecom: (4)
 7.70% 2006
 8.25% 2011
Orange PLC 8.75% 2006                                                       .66
PCCW-HKT Capital Ltd. 7.75% 2011 (2)                                        .60
British Telecommunications PLC: (4)
 8.875% 2030
 8.375% 2010                                                                .40
CenturyTel, Inc., Series H, 8.375% 2010                                     .38
Telewest Communications PLC:
 9.875% 2010
 11.25% 2008
TeleWest PLC:
 9.625% 2006
 11.00% 2007                                                                .32
Comcast UK Cable Partners Ltd. 11.20% 2007                                  .25
Koninklijke KPN NV 8.00% 2010                                               .11
Singapore Telecommunications Ltd.                                           .11
 7.375% 2031 (2)
TELUS Corp. 8.00% 2011                                                      .09
COLT Telecom Group PLC 12.00% 2006                                          .02
NEXTLINK Communications, Inc.:
 9.625% 2007 (3)
 0%/12.25% 2009 (1)                                                         .00
GT Group Telecom Inc. 0%/13.25%, units 2010 (1)                             .00


Wireless telecommunication services  -  4.59%
AT&T Wireless Services, Inc.:
 7.50% 2007
 8.125% 2012
 7.875% 2011
Tritel PCS, Inc.:
 0%/12.75% 2009 (1)
 10.375% 2011
TeleCorp PCS, Inc. 0%/11.625% 2009 (1)                                     1.47
Nextel Communications, Inc.:
 0%/9.95% 2008 (1)
 0%/9.75% 2007 (1)
 0%/10.65% 2007 (1)
 12.00% 2008                                                                .51
Verizon Wireless Capital LLC 5.375% 2006 (2)                                .42
Crown Castle International Corp.:
 10.75% 2011
 0%/10.625% 2007 (1)
 0%/11.25% 2011 (1)                                                         .36
American Tower Corp. 9.375% 2009                                            .31
PanAmSat Corp. 6.125% 2005                                                  .28
SpectraSite Holdings, Inc., Series B:
 12.50% 2010
 0%/12.875% 2010 (1)
 10.75% 2010
 0%/12.00% 2008 (1)
 0%/11.25% 2009 (1)                                                         .20
Cricket Communications, Inc.: (4)
 6.375% 2007
 6.188% 2007
 6.188% 2007
Leap Wireless International, Inc.                                           .19
 0%/14.50% 2010 (1)
SBA Communications Corp.:
 10.25% 2009
 0%/12.00% 2008 (1)                                                         .18
Cingular Wireless 5.625% 2006 (2)                                           .14
Dobson Communications Corp. 10.875% 2010
Dobson/Sygnet Communications Co. 12.25% 2008
American Cellular Corp. 9.50% 2009                                          .13
Triton PCS, Inc. 9.375% 2011                                                .09
Nextel Partners, Inc. 12.50% 2009                                           .07
Vodafone Group PLC 7.75% 2010                                               .06
CFW Communications Co. 13.00% 2010                                          .06
Centennial Cellular Corp. 10.75% 2008                                       .05
Horizon PCS, Inc. 13.75% 2011 (2)                                           .03
Rogers Cantel Inc. 9.75% 2016                                               .03
Microcell Telecommunications Inc.,                                          .01
Series B, 14.00% 2006
PageMart Wireless, Inc. 0%/11.25%                                           .00
 2008 (1)  (3) (5)


Hotels, restaurants & leisure  -  3.22%
Starwood Hotels & Resorts Worldwide, Inc.: (2)
 7.375% 2007
 7.875% 2012                                                                .47
Mirage Resorts, Inc. 6.625% 2005
MGM Mirage, Inc. 8.50% 2010                                                 .43
Royal Caribbean Cruises Ltd.:
 8.75% 2011
 7.00% 2007
 6.75% 2008                                                                 .33
Premier Parks Inc. 9.75% 2007
Six Flags, Inc. 8.875% 2010                                                 .30
Boyd Gaming Corp.:
 9.25% 2009
 9.25% 2003
 9.50% 2007                                                                 .27
Horseshoe Gaming Holding Corp.,                                             .23
 Series B, 8.625% 2009
Buffets, Inc. 11.25% 2010 (2)                                               .21
Ameristar Casinos, Inc. 10.75% 2009                                         .16
Harrah's Operating Co., Inc. 7.50% 2009                                     .15
Florida Panthers Holdings, Inc. 9.875% 2009                                 .15
Mohegan Tribal Gaming Authority 8.375% 2011                                 .15
Hyatt Equities, LLC 6.875% 2007 (2)                                         .15
International Game Technology:
 7.875% 2004
 8.375% 2009                                                                .11
Station Casinos, Inc. 8.375% 2008                                           .07
Argosy Gaming Co. 9.00% 2011                                                .04


Automobiles  -  3.11%
General Motors Acceptance Corp.:
 6.125% 2007
 8.00% 2031
 7.75% 2010
 6.875% 2011
 6.125% 2006                                                               1.73
Ford Motor Credit Co.:
 6.50% 2007
 7.25% 2011
 7.375% 2011
Ford Motor Co. 7.45% 2031                                                   .91
DaimlerChrysler North America Holding Corp.:
 7.75% 2011
 7.30% 2012                                                                 .47


Electric utilities  -  2.80%
Mission Energy Holding Co. 13.50% 2008
Edison Mission Energy:
 7.73% 2009
 10.00% 2008
 9.875% 2011
Homer City Funding LLC  8.734% 2026
Midwest Generation, LLC, Series B,
 8.56% 2016 (6)
Edison International 6.875% 2004                                           1.50
American Electric Power Co., Inc.,                                          .44
 Series A, 6.125% 2006
Israel Electric Corp. Ltd.: (2)
 7.70% 2018
 7.75% 2027                                                                 .21
Commonwealth Edison Co. 6.95% 2018
Exelon Generation Co., LLC 6.95% 2011                                       .19
Virginia Electric and Power Co.,
 2002 Series A, 5.375% 2007
Louis Dreyfus Natural Gas Corp. 9.25% 2004                                  .19
Progress Energy, Inc. 6.05% 2007                                            .15
Oncor Electric Delivery Co. 6.375% 2012 (2)                                 .12


Banks & thrifts  -  2.56%
Washington Mutual Bank, FA 6.875% 2011
Washington Mutual Finance 8.25% 2005
Washington Mutual, Inc. 5.625% 2007                                         .44
Royal Bank of Scotland Group PLC
 7.648% (undated) (4)
National Westminster Bank PLC:
 9.375% 2003
 7.75% (undated) (4)                                                        .43
SocGen Real Estate Co. LLC, Series A,                                       .35
 7.64% (undated) (2)  (4)
Abbey National PLC: (4)
 6.70% (undated)
 7.35% (undated)                                                            .33
Development Bank of Singapore Ltd.                                          .25
 7.875% 2009 (2)
GS Escrow Corp.:
 7.125% 2005
 7.00% 2003                                                                 .15
AB Spintab 7.50% (undated) (2)  (4)                                         .12
Credit Suisse First Boston , Inc. 6.50% 2012                                .11
Barclays Bank PLC 7.375% (undated) (2)  (4)                                 .08
Chevy Chase Bank, FSB 9.25% 2008                                            .07
Bank of Scotland 7.00% (undated) (2)  (4)                                   .07
Riggs Capital Trust II 8.875% 2027                                          .06
Imperial Capital Trust I, Imperial                                          .06
 Bancorp 9.98% 2026
BankUnited Capital Trust, BankUnited                                        .04
 Financial Corp. 10.25% 2026


Multi-utilities & unregulated power  -  1.96%
Cilcorp Inc.:
 9.375% 2029
 8.70% 2009
AES Corp.:
 9.50% 2009
 9.375% 2010
AES Ironwood, LLC 8.857% 2025 (6)
AES Drax Holdings Ltd., Series A,
 10.41% 2020 (6)
AES Red Oak, LLC, Series B, 9.20% 2029 (6)                                 1.46
Williams Companies, Inc. 8.125% 2012 (2)
Williams Holdings of Delaware, Inc. 6.25% 2006                              .42
Aquila Inc. 10.875% 2012 (2)                                                .08


Consumer finance -  1.81%
Capital One Bank:
 6.875% 2006
 6.70% 2008
 8.25% 2005
 6.375% 2003
Capital One Financial Corp.:
 7.125% 2008
 8.75% 2007
Capital One Capital I 3.463% 2027 (2)  (4)                                 1.20
Household Finance Corp.:
 6.75% 2011
 6.375% 2011                                                                .41
MBNA Corp. 6.75% 2008                                                       .08
Providian Financial Corp. 9.525% 2027 (2)                                   .07
Advanta Capital Trust I, Series B, 8.99% 2026                               .05


Health care providers & services  -  1.67%
Columbia/HCA Healthcare Corp.:
 8.85% 2007
 6.91% 2005 (7)
HCA - The Healthcare Co. 8.75% 2010                                         .72
Aetna Inc.:
 7.875% 2011
 7.375% 2006                                                                .61
UnitedHealth Group Inc. 5.20% 2007                                          .15
Humana Inc. 7.25% 2006                                                      .12
PacifiCare Health Systems 10.75% 2009 (2)                                   .07
Integrated Health Services, Inc.,
Series A: (3) (5)
 9.25% 2008
 9.50% 2007                                                                 .00


Industrial conglomerates  -  1.38%
CIT Group, Inc.:
 7.375% 2007
 7.75% 2012
 5.91% 2005
Newcourt Credit Group Inc.,
Series B, 6.875% 2005
Tyco International Group SA 6.375% 2011                                     .86
General Electric Capital Corp.:
 Series A, 5.375% 2007
 6.00% 2012                                                                 .30
Hutchison Whampoa International
 Ltd. 7.00% 2011 (2)
Hutchison Whampoa Finance Ltd. 7.45% 2017 (2)                               .22


Commercial services & supplies  -  1.34%
Allied Waste North America, Inc.:
 10.00% 2009
 Series B, 8.875% 2008
 8.50% 2008
 7.625% 2006                                                                .69
Waste Management, Inc. :
 7.375% 2010
 6.625% 2002
WMX Technologies, Inc. 7.10% 2026                                           .43
Cendant Corp. 7.75% 2003                                                    .22
Safety-Kleen Corp. 9.25% 2009 (3) (5)                                       .00


Paper & forest products  -  1.13%
Georgia-Pacific Corp.:
 8.125% 2011
 7.50% 2006
 9.50% 2022                                                                 .53
Potlatch Corp. 10.00% 2011                                                  .20
Weyerhaeuser Co. 6.125% 2007 (2)                                            .15
Scotia Pacific Co. LLC, Series B,                                           .13
 Class A-2, 7.11% 2028 (6)
Pindo Deli Finance Mauritius Ltd.: (3)
 10.25% 2002
 10.75% 2007                                                                .08
Kappa Beheer BV 10.625% 2009                                                .04


Auto components -  1.07%
ArvinMeritor, Inc.:
 8.75% 2012
 6.625% 2007                                                                .77
TRW Inc. 7.75% 2029                                                         .15
Dura Operating Corp. 8.625% 2012 (2)                                        .15


Metals & Mining  -  1.07%
Steel Dynamics, Inc. 9.50% 2009 (2)                                         .43
Freeport-McMoRan Copper & Gold Inc.:
 7.20% 2026
 7.50% 2006                                                                 .15
AK Steel Holding Corp. 7.75% 2012 (2)                                       .15
Luscar Coal Ltd. 9.75% 2011                                                 .12
Allegheny Technologies, Inc. 8.375% 2011                                    .08
Inco Ltd. 7.75% 2012                                                        .08
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (3)                            .06


Insurance  -  0.96%
Prudential Holdings, LLC, Series C,                                         .36
 8.695% 2023 (2) (6)
ReliaStar Financial Corp. 8.00% 2006                                        .04
AIG SunAmerica Global Financing VII                                         .15
 5.85% 2008 (2)
Nationwide Life Insurance Company                                           .15
 5.35% 2007 (2)
Monumental Global Funding Trust                                             .11
II-2002-A 5.20% 2007 (2)
Allstate Financial Global Funding                                           .11
 LLC 5.25% 2007 (2)
Equitable Life Assurance Society of                                         .04
 the United States 6.95% 2005 (2)


Multiline retail  -  0.95%
J.C. Penney Co., Inc.:
 8.25% 2022 (6)
 7.40% 2037
 7.60% 2007
 7.95% 2017
 7.65% 2016
 7.125% 2023                                                                .79
Dillard's, Inc. 6.30% 2008                                                  .10
Saks Inc. 7.375% 2019                                                       .06


Road & rail  -  0.85%
TFM, SA de CV :
 12.50% 2012 (2)
 10.25% 2007                                                                .26
Kansas City Southern Railway Co. 7.50% 2009 (2)                             .22
Norfolk Southern Corp. 6.00% 2008                                           .15
Southern Capital Corp. Pass Through Trust,                                  .15
 Series 2002-1, Class G, MBIA Insured,
 5.70% 2022 (2)  (6)
Union Pacific Railroad Co. Pass Through                                     .07
 Trust, Series 2002-1, 6.061% 2023 (6)


Communications equipment  -  0.84%
Motorola, Inc.:
 8.00% 2011
 5.22% 2097
 7.625% 2010
 7.50% 2025
 6.50% 2028                                                                 .66
Nortel Networks Ltd. 6.125% 2006                                            .18


Gas production & distribution  -  0.84%
Southern Natural Gas Co. 8.00% 2032
Gemstone Investors Ltd. 7.71% 2004 (2)
El Paso Corp. 7.875% 2012 (2)
Florida Gas Transmission Co. 7.625% 2010 (2)                                .66
NiSource Finance Corp. 7.625% 2005                                          .18


Real estate  -  0.79%
Host Marriott, L.P., Series E 8.375% 2006                                   .22
EOP Operating LP:
 6.75% 2012
 8.10% 2010                                                                 .19
First Industrial, L.P. 6.875% 2012                                          .19
United Dominion Realty Trust, Inc. 6.50% 2009                               .15
ProLogis Trust 7.05% 2006                                                   .04


Containers & packaging  -  0.70%
Tekni-Plex, Inc., Series B, 12.75% 2010                                     .25
Container Corp. of America 9.75% 2003
Stone Container Corp. 9.75% 2011                                            .23
Owens-Brockway Glass Container                                              .22
 Inc. 8.875% 2009 (2)


Food & drug retailing  -  0.63%
Delhaize America, Inc.:
 8.125% 2011
 7.375% 2006                                                                .41
SUPERVALU INC. 7.50% 2012                                                   .15
Rite Aid Corp.:
 6.875% 2028 (2)
 6.875% 2013
 7.70% 2027                                                                 .07


Electronic equipment & instruments  -  0.59%
Flextronics International Ltd.:
 9.75% 2010
 9.875% 2010                                                                .39
Solectron Corp. 9.625% 2009                                                 .20


Specialty retail  -  0.58%
Gap, Inc. 10.55% 2008 (4)                                                   .23
Toys "R" Us, Inc. 7.625% 2011                                               .19
Office Depot, Inc. 10.00% 2008                                              .16


Household durables  -  0.56%
Pulte Homes, Inc. 7.875% 2032                                               .26
Beazer Homes USA, Inc. 8.375% 2012 (2)                                      .15
Ryland Group, Inc. 9.75% 2010                                               .08
Lennar Corp. 7.625% 2009                                                    .07


Diversified financials  -  0.46%
USA Education, Inc., 5.625% 2007                                            .46


Textiles, apparel & luxury goods  -  0.32%
VF Corp. 8.50% 2010                                                         .29
Levi Strauss & Co. 11.625% 2008                                             .03


Airlines  -  0.30%
Northwest Airlines, Inc. 9.875% 2007                                        .27
Jet Equipment Trust: (2)
 Series 1995-D, 11.44% 2014
 Series 1994-A, 11.79% 2013                                                 .03


Leisure products  -  0.30%
Hasbro, Inc. 7.95% 2003                                                     .30


Oil & gas  -  0.27%
Devon Financing Corp., ULC 6.875% 2011                                      .11
Clark Refining & Marketing, Inc. 8.875% 2007                                .11
Petrozuata Finance, Inc., Series B,                                         .05
 8.22% 2017 (2)  (6)


Other industries  -  1.15%
Atlas Air, Inc., Series 1998-1,                                             .19
 Class A, 7.38% 2018 (6)
Terex Corp. 9.25% 2011                                                      .19
Gruma, SA de CV 7.625% 2007                                                 .14
SYSTEMS 2001 Asset Trust, Series 2001,                                      .11
 Class G, MBIA Insured, 6.664% 2013 (2)  (6)
Equistar Chemicals, LP 8.75% 2009                                           .10
Computer Associates International                                           .10
 Inc. 6.375% 2005
Teekay Shipping Corp. 8.875% 2011                                           .08
Reliance Industries Ltd., Series B, 10.25% 2097                             .07
ON Semiconductor Corp. 12.00% 2008 (2)                                      .07
Hyundai Semiconductor America,                                              .05
 Inc. 8.625% 2007 (2)
Deere & Co. 8.95% 2019                                                      .04
Exodus Communications, Inc. 11.625% 2010 (3)                                .01


Mortgage-backed obligations   (6) -  10.76%
Agency Pass-throughs:
Government National Mortgage Assn.:
7.50% 2023-2032                                                            1.19
8.00% 2023-2031                                                             .72
7.00% 2023-2029                                                             .43
6.00% 2029-2031                                                             .32
5.50% 2017                                                                  .26
6.50% 2025-2028                                                             .13
10.00% 2019                                                                 .03
9.50% 2021                                                                  .03
Fannie Mae:
5.50% 2016-2017                                                             .64
6.50% 2016-2031                                                             .61
6.00% 2013-2016                                                             .36
7.00% 2026                                                                  .11
7.50% 2031                                                                  .08
10.00% 2018                                                                 .01
Freddie Mac 6.00% 2032                                                      .36

Commercial mortgage-backed obligations:
CS First Boston Mortgage Securities Corp.:
 Series 1998-C1, Class A-1B, 6.48% 2040
 Series 2001-CK6, Class A-2, 6.103% 2036
 Series 2002-CKP1, Class A-1, 4.627% 2035
 Series 1998-C1, Class A-1A, 6.26% 2040                                     .66
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C3, Class A-3, 7.056% 2025 (4)
 Series 1999-C1, Class A-2, 7.56% 2031                                      .55
Bear Stearns Commercial Mortgage
 Securities Inc.:
 Series 2000-WF2, Class A-2, 7.32% 2032
 Series 2001-TOP2, Class A-2, 6.48% 2035
 Series 2002-HOME, Class A, 2.444% 2013 (2)  (4)                            .47
Chase Commercial Mortgage Securities Corp.:
 Series 1998-1, Class A-2, 6.56% 2030
 Series 1998-2, Class A-2, 6.39% 2030                                       .31
L.A. Arena Funding, LLC, Series 1,                                          .20
 Class A, 7.656% 2026 (2)
Nomura Asset Securities Corp., Series                                       .20
 1998-D6, Class A-A1, 6.28% 2030
Salomon Brothers Commercial Mortgage Trust,                                 .20
 Series 2000-C3, Class A-2, 6.592% 2033
Morgan Stanley Dean Witter Capital I Trust:
 Series 2001-TOP5, Class A-3, 6.16% 2035
 Series 2002-HQ, Class A-1, 4.59% 2034                                      .34
GS Mortgage Securities Corp. II,
 Series 1998-C1: (4)
 Class E, 7.45% 2030
 Class D, 7.45% 2030                                                        .33
Morgan Stanley Capital I, Inc.:
 Series 1997-HF1, Class B, 7.33% 2029 (2)
 Series 1998-HF2, Class A-2, 6.48% 2030                                     .32
First Union National Bank Commercial                                        .18
 Mortgage Trust, Series 2002-C1,
 Class A-1, 5.585% 2034
Banc of America Commercial Mortgage Inc.,                                   .16
 Series 2001-1, Class A-2, 6.503% 2036
Chase Manhattan Bank - First Union                                          .12
National Bank, Commercial Mortgage Trust,
 Series 1999-1, Class B, 7.619% 2031
GGP Mall Properties Trust, Series 2001-C1A,                                 .11
 Class A2, 5.007% 2011 (2)
DLJ Mortgage Acceptance Corp., Series                                       .09
1995-CF2, Class A-1B, 6.85% 2027 (2)
LB-UBS Commercial Mortgage Trust,                                           .08
Series 2000-C3, Class A-2, 7.95% 2010
DLJ Commercial Mortgage Corp., Series                                       .08
1999-CG1, Class A-1B, 6.46% 2032

Agency collateralized mortgage obligations:
Fannie Mae:
 Series 2002-W3, Class A-5, 7.50% 2028
 Series 2002-W1, Class 2A, 7.50% 2042
 Series 2001-4, Class GA, 10.042% 2025 (4)
 Series 2001-T10, Class A-1, 7.00% 2041
 Series 2001-50, Class BA, 7.00% 2041
 Series 2001-20, Class C, 11.624% 2031 (4)                                  .71
Freddie Mac, Series T-042,                                                  .15
 Class A-2, 5.50% 2042

Private issue collateralized
 mortgage obligations:
Holmes Financing (No.5) PLC, Series 1,                                      .07
 Class C, 3.33% 2040 (4)
Holmes Financing (No.2) PLC, Series 1,                                      .07
 Class C, 3.18% 2040 (4)
Residential Funding Mortgage Securities I,                                  .02
 Inc., Series 2001-S1, Class A-1, 7.00% 2016

Private issue pass-through obligations:
Structured Asset Securities Corp., Series                                   .06
 1998-RF2, Class A, 8.524% 2027 (2)  (4)



Asset-backed obligations (6)  -  4.65%
Conseco Finance Home Equity Loan Trust: (6)
 Series 2001-C, Class A-3, 5.39% 2025
 Series 2000-A, Class BV-2, 4.64% 2031 (4)
 Series 2002-B, Class A-2, 5.31% 2033
Green Tree Financial Corp.: (6)
 Series 1996-5, Class B-2, 8.45% 2027
 Series 1995-6, Class B-2, 8.00% 2026
 Series 1997-8, Class B-2, 7.75% 2028
Conseco Finance Manufactured Housing Contract
 Trust, Series 2001-3, Class A-2, 5.16% 2033 (6)
Conseco Finance Home Loan Trust, Series 1999-G,                             .80
 Class B-2, 10.96% 2029 (6)
Continental Airlines, Inc.:
 Series 2000-1, Class A-1, 8.048% 2020 (6)
 Series 1999-1, Class B, 6.795% 2020 (6)
 Series 1998-3, Class C-2, 7.25% 2005
 Series 1998-1, Class A, 6.648% 2019 (6)
 Series 1997-1, Class C-1, 7.42%  2007 (4)  (6)
 Series 1996, Class C, 9.50% 2015 (6)                                       .48
Pass Through Amortizing Credit Card Trusts,
 Series 2002-1: (2) (6)
 Class A-3FX, 6.298% 2012
 Class A-2FX, 4.685% 2012                                                   .41
MBNA Master Credit Card Note Trust, Series                                  .37
 2002-1, Class C, 6.80% 2014 (6)
United Air Lines, Inc.:
 Series 2000-1, Class A-2, 7.73% 2012
 1991 Equipment Trust Certificates,                                         .32
Series A, 10.11% 2006 (6)
MMCA Auto Owner Trust, Series 2002-1: (6)
 Class A-3, 4.15% 2006
 Class C, 6.20% 2010                                                        .30
Delta Air Lines, Inc., Series                                               .24
 2002-1, Class C, 7.779% 2012 (6)
Residential Funding Mortgage Securities                                     .19
 II, Inc., Series 2001-HS2, Class A-4,
 AMBAC Insured, 6.43% 2016 (6)
Southwest Airlines Co., Series 2001-1,                                      .15
 Class B, 6.126% 2006 (6)
Franklin Auto Trust, Series 2002-1,                                         .15
Class A-4, MBIA Insured, 4.51% 2010 (6)
Banco Itau SA 2.98% 2007 (2)  (4)  (6)                                      .15
ACLC Business Loan Receivables Trust,                                       .15
Series 2002-1, Class A-1, 5.408%
 2022 (2)  (6)
American Airlines, Inc., Series 2001-1,                                     .13
Class A-1, 6.977% 2021 (6)
PF Export Receivables Master Trust, Series                                  .12
 2001-B, MBIA Insured, 6.60% 2011 (2)  (6)
US Airways, Inc.: (6)
 Series 2000-3G, 7.89% 2020
 Series 2001-1G, 7.076% 2021                                                .11
Nordstrom Credit Card Master Note Trust,                                    .11
 Series 2002-1, Class B, 2.541% 2010
  (2) (4) (6)
Team Fleet Financing Corp., Series                                          .11
2001-3A, Class A, 2.83% 2005 (2)  (4)  (6)
Tobacco Settlement Financing Corp.,                                         .11
Series 2001-A, 6.36% 2025 (6)
America West Airlines, Inc., Series                                         .07
 2000-1, Class G, AMBAC Insured,
 8.057% 2020 (6)
Northwest Airlines, Inc., Series                                            .07
 1999-3, Class G, 7.935% 2020 (6)
Jet Equipment Trust, Series 1995-A,                                         .02
 Class C, 10.69% 2015 (2) (6)
Airplanes Pass-Through Trust: (6)
 Class B, 2.59% 2019 (4)                                                    .05
 Class 1-C, 8.15% 2019 (5)                                                  .04


U.S. Treasury bonds & notes  -  6.23%
6.75% 2005
7.50% 2016
3.375% 2007  (8)
4.75% 2008
5.00% 2011
7.25% 2004
10.375% 2012 (7)
10.375% 2009
6.25% 2003                                                                 6.23


Federal agency obligations  -  2.75%
Fannie Mae:
 7.00% 2005
 6.00% 2005
 7.25% 2030                                                                1.20
Freddie Mac 5.00% 2004                                                      .72
Federal Home Loan Banks 4.875% 2004                                         .71
Small Business Administration,                                              .12
Series 2001-20J, 5.76% 2021


Non-U.S. government obligations  -  1.56%
Deutschland Republic 5.25% 2008                                             .66
United Mexican States Government
Eurobonds, Global:
 9.875% 2010
 11.375% 2016
 10.375% 2009
 8.625% 2008                                                                .46
Panama (Republic of):
 8.875% 2027
 Interest Reduction Bond 4.75% 2014 (4)                                     .16
Canadian Government 4.25% 2026 (8)                                          .13
Philippines (Republic of) 9.875% 2019                                       .07
Brazil (Federal Republic of) 14.50% 2009                                    .06
Argentina (Republic of) 7.00%/15.50%                                        .02
 2008 (1) (9)




Total bonds & notes (cost: $587,464,000)                                  80.45



                                                                       Percent
                                                                        of net
Stocks (common & preferred)                                             assets

Banks & thrifts  -  1.76%
Fuji JGB Investment LLC, Series A, 9.87%
noncumulative preferred (undated)
 (Japan) (2)  (4)
IBJ Preferred Capital Co. LLC, Series A,                                    .38
 8.79% noncumulative preferred
 (undated) (2)  (4)
BNP U.S. Funding LLC, Series A, 7.738%
 noncumulative preferred (undated)
 (France) (2)  (4)
BNP Paribas Capital Trust 9.003%                                            .33
noncumulative trust preferred
 (undated) (2)
HSBC Capital Funding LP, Series 1,                                          .26
9.547% noncumulative step-up perpetual
 preferred (undated) (United Kingdom)
 (2)  (4)
Tokai Preferred Capital Co. LLC,                                            .19
Series A, 9.98%/11.091% noncumulative
 preferred (undated) (Japan) (1) (2)  (4)
DBS Capital Funding Corp. 7.657%                                            .11
noncumulative preference shares
(undated) (Singapore) (2)  (4)
First Republic Capital Corp.,                                               .11
Series A, 10.50% preferred (2)
SB Treasury Co. LLC, Series A, 9.40%/10.925%                                .11
 noncumulative preferred
(undated) (Japan) (1) (2)
UBS Preferred Funding Trust I 8.622%                                        .11
 noncumulative preferred (undated)
 (Switzerland)
BCI U.S. Funding Trust I 8.01% noncumulative                                .08
 preferred (undated) (2)  (4)
NB Capital Corp. 8.35% exchangeable                                         .08
 preferred depositary shares


Wireless telecommunication services  -  0.31%
Dobson/Sygnet Communications Co. 13.00% senior
exchangeable preferred 2009  (10)  (11)
Dobson/Sygnet Communications Co. 12.25% senior
 exchangeable preferred, redeemable
 2008  (10)  (11)
Dobson Communications Corp. 12.25% senior                                   .12
 exchangeable preferred 2008  (10)  (11)
Crown Castle International Corp. 12.75%                                     .11
senior exchangeable preferred 2010
 (2) (10)  (11)
Nextel Communications, Inc., Series D,
 13.00% exchangeable preferred 2009
  (10)  (11)
Nextel Communications, Inc., Class A                                        .08
  (2)  (10)
Leap Wireless International, Inc.,                                          .00
 warrants, expire 2010 (2)  (10)
NTELOS, Inc., warrants, expire 2010  (5) (10)                               .00


Insurance  -  0.25%
ING Capital Funding Trust III 8.439%                                        .25
noncumulative preferred (undated) (4)


Other industries  -  0.59%
Swire Pacific Capital Ltd. 8.84% cumulative                                 .24
guaranteed perpetual capital securities
 (Hong Kong) (2)
Cumulus Media Inc., Series A, 13.75%                                        .14
preferred 2009  (10)  (11)
ProLogis Trust, Series D, 7.92% preferred                                   .13
Sinclair Capital 11.625% preferred 2009                                     .04
EarthWatch Inc., Series B, 7.00% convertible                                .03
 preferred 2009 (5)  (10)  (11)
Clarent Hospital Corp.  (10)                                                .01
Adelphia Communications Corp., Series B,                                    .00
13.00% preferred 2009  (10)
GT Group Telecom Inc., warrants, expire 2010                                .00
 (Canada) (2) (5) (10)
NTL Inc., warrants, expire 2008  (2)  (5)  (10)                             .00






Total Stocks (cost: $21,739,000)                                           2.99



                                                                       Percent
                                                                        of net
Convertible debentures                                                  assets

Electronic equipment & instruments  -  1.19%
Solectron Corp. 0% LYON 2020
Solectron Corp. 0% LYON 2020                                                .98
Celestica Inc. 0% 2020                                                      .11
SCI Systems, Inc. 3.00% 2007                                                .10


Diversified telecommunication
services  -  0.57%
Bell Atlantic Financial Services,                                           .30
 Inc. 4.25% 2005 (2)
Hellenic Finance SCA 2.00% exchangeable 2005                                .27


Semiconductor equipment & products  -  0.50%
RF Micro Devices, Inc. 3.75% 2005                                           .11
Conexant Systems, Inc. 4.00% 2007                                           .10
LSI Logic Corp. 4.00% 2005                                                  .09
Vitesse Semiconductor Corp. 4.00% 2005                                      .06
TriQuint Semiconductor, Inc. 4.00% 2007                                     .06
Cypress Semiconductor Corp., 3.75% 2005                                     .04
Analog Devices, Inc. 4.75% 2005                                             .04


Internet & catalog retail   -  0.48%
Amazon.com, Inc. 6.875% PEACS 2010
Amazon.com, Inc. 4.75% 2009 (2)                                             .48


Communications equipment  -  0.41%
Juniper Networks, Inc. 4.75% 2007                                           .23
Corning Inc. 0% 2015                                                        .18


Office electronics  -  0.39%
Xerox Corp. 0.57% 2018                                                      .39


Other industries  -  0.48%
Ford Motor Co. Capital Trust II 6.50%                                       .20
cumulative convertible trust preferred 2032
American Tower Corp. 5.00% 2010                                             .14
Omnicare, Inc. 5.00% 2007                                                   .14
Total convertible debentures
 (cost: $28,023,000)

Miscellaneous  -  0.22%
Other equity securities in initial                                          .14
period of acquisition



Total equity securities (cost: $49,762,000)                                7.15

                                                                       Percent
                                                                        of net
Short-term securities                                                   assets

Corporate short-term notes  -  10.62%
Corporate Asset Funding Co. Inc. 1.75%                                     1.47
 due 7/12/02 (2)
General Electric Co. 1.98% due 7/1/02                                      1.39
Johnson & Johnson 1.75% due 7/9/02 (2)                                     1.37
Triple-A One Funding Corp. 1.79% due 7/24/02 (2)                           1.07
Motiva Enterprises LLC 1.75% due 7/1/02                                    1.03
Alcoa Inc. 1.73% due 8/1/02                                                1.03
BellSouth Corp. 1.73% due 7/2/02 (2)                                        .94
Park Avenue Receivables Corp.                                               .88
 1.79% due 7/3/02 (2)
Coca-Cola Co. 1.75% due 7/9/02                                              .59
Procter & Gamble Co. 1.73% due 7/8/02 (2)                                   .50
Schlumberger Technology Corp.                                               .35
 1.75% due 7/10/02 (2)


Federal agency discount notes  -  0.56%
International Bank for Reconstruction and                                   .56
Development 1.74% due 7/8/02



Total short-term securities (cost: $75,912,000)                           11.18


Total investment securities                                               98.78
 (cost: $713,138,000)
Excess of cash and receivables over payables                               1.22

Net assets                                                              100.00%

(1) Step bond; coupon rate will increase at a later date.
(2) Purchased in a private placement transaction;
    resale may be limited to qualified
    institutional buyers; resale to the public may require registration.
(3) Company not making interest payments;
    bankruptcy proceedings pending.
(4) Coupon rate may change periodically.
(5) Valued under procedures adopted by authority of the Board of Trustees.
(6) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter
 than the stated maturity.
(7) This security, or a portion of this
security, has been segregated
    to cover funding requirements on
investment transactions settling
    in the near future.
(8) Index-linked bond whose principal
 amount moves with a government
    retail price index.
(9) Scheduled interest payment not made;
 reorganization pending.
(10) Non-income-producing security.
(11) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

See Notes to Financial Statements

American Funds Insurance Series
High-Income Bond Fund
Investment portfolio, June 30, 2002
unaudited


                                                                    Principal    Market
                                                                       amount     value
Bonds & notes                                                           (000)     (000)

Media  -  18.11%
Charter Communications Holdings, LLC:
 0%/9.92% 2011 (1)                                                     $13,675    $6,632
 0%/13.50% 2011 (1)                                                      8,450     3,211
 Charter Communications Holdings Capital Corp.
 0%/12.75% 2012 (1) (2)                                                  8,350     2,714
 10.00% 2009                                                             1,500     1,012
 0%/11.75% 2011 (1)                                                      2,200       781
 0%/11.75% 2010 (1)                                                      1,550       697
 10.75% 2009                                                               500       354
Avalon Cable Holdings LLC 0%/11.875% 2008 (1)                              500       352
ACME Intermediate Holdings, LLC, Series B,
 0%/12.00% 2005 (1)                                                      8,911     8,020
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 0%/9.75% 2007 (1)                                                       6,585     6,667
 8.875% 2007 (3)                                                         1,000     1,020
Young Broadcasting Inc.:
 10.00% 2011                                                             5,750     5,175
 Series B, 9.00% 2006                                                    1,500     1,440
 Series B, 8.75% 2007                                                      125       112
Emmis Communications Corp. 0%/12.50% 2011 (1)                            9,000     6,525
Fox Family Worldwide, Inc.:
 10.25% 2007                                                             3,692     3,876
 9.25% 2007                                                              1,600     1,664
Big City Radio, Inc. 11.25% 2005                                         6,250     4,125
FrontierVision 11.00% 2006 (4)                                           2,500     2,087
Adelphia Communications Corp. 10.25% 2011 (4)                            2,730     1,092
Century Communications, Inc. 0% 2003 (4)                                 1,000       370
TransWestern Publishing Co. LLC,
Series F, 9.625% 2007                                                    3,250     3,396
Carmike Cinemas, Inc., Series B,                                         2,850     2,750
 10.375% 2009 (4)
Radio One, Inc., Series B, 8.875% 2011                                   2,500     2,531
Antenna TV SA 9.00% 2007                                                 2,750     2,420
Hollinger Participation Trust                                            2,475     2,388
12.125% 2010 (2)  (5)
Liberty Media Corp.:
 8.25% 2030                                                              1,500     1,340
 7.875% 2009                                                             1,000       983
Univision Communications Inc. 7.85% 2011                                 2,000     2,082
Chancellor Media Corp. of Los Angeles,
Series B, 8.75% 2007                                                     2,000     2,000
Cablevision Industries Corp. 9.875% 2013                                 2,500     1,862
Regal Cinemas, Inc. 9.375% 2012 (2)                                      1,500     1,545
LBI Media, Inc. 10.125% 2012 (2)                                         1,500     1,500
Penton Media, Inc. 11.875% 2007 (2)                                      1,625     1,406
Key3Media Group, Inc. 11.25% 2011                                        3,000     1,350
Cinemark USA, Inc.:
 Series D, 9.625% 2008                                                     475       473
 Series B, 9.625% 2008                                                     400       398
Gray Communications Systems, Inc.                                          750       769
 9.25% 2011 (2)
AMC Entertainment Inc. 9.50% 2009                                          750       742
Lin Holdings Corp. 0%/10.00% 2008 (1)  (6)                                 500       470
EchoStar DBS Corp. 9.125% 2009 (2)                                         500       460
Multicanal Participacoes SA, Series B,                                   1,000       452
 12.625% 2004
RBS Participacoes SA 11.00% 2007 (2)                                     1,000       452
Globo Comunicacoes e Participacoes Ltd.,
 Series B:
 10.50% 2006 (2)                                                           630       228
 10.50% 2006                                                               360       130
Sun Media Corp. 9.50% 2007                                                 325       338


Wireless telecommunication services  -  10.56%
American Tower Corp. 9.375% 2009                                        11,875     6,769
Crown Castle International Corp.:
 0%/11.25% 2011 (1)                                                      6,000     2,700
 0%/10.625% 2007 (1)                                                     3,625     2,392
 10.75% 2011                                                             1,750     1,155
 0%/10.375% 2011 (1)                                                       875       394
SpectraSite Holdings, Inc., Series B:
 12.50% 2010                                                             5,000     2,425
 0%/12.00% 2008 (1)                                                      5,250     1,864
 0%/11.25% 2009 (1)                                                      4,125     1,155
 0%/12.875% 2010 (1)                                                     3,500       910
 10.75% 2010                                                               500       230
Nextel Communications, Inc.:
 0%/9.95% 2008 (1)                                                       6,050     2,904
 0%/10.65% 2007 (1)                                                      3,250     1,771
 0%/9.75% 2007 (1)                                                       1,450       725
 12.00% 2008                                                               475       261
SBA Communications Corp.:
 10.25% 2009                                                             6,550     3,766
 0%/12.00% 2008 (1)                                                      2,950     1,711
Nextel Partners, Inc:
 0%/14.00% 2009 (1)                                                      7,640     2,598
 12.50% 2009                                                             3,000     1,350
 11.00% 2010                                                             2,273       955
TeleCorp PCS, Inc.:
 10.625% 2010                                                            1,300     1,215
 0%/11.625% 2009 (1)                                                     1,543     1,204
AT&T Wireless Services, Inc.:
 7.50% 2007                                                              1,250     1,076
 8.125% 2012                                                               800       652
Cricket Communications, Inc.: (7)
 6.188% 2007                                                             2,090       878
 6.375% 2007                                                               560       235
Leap Wireless International, Inc.:
 12.50% 2010                                                             5,000       700
 0%/14.50% 2010 (1)                                                      5,650       339
PTC International Finance BV                                             2,000     2,045
 0%/10.75% 2007 (1)
CFW Communications Co. 13.00% 2010                                       6,375     1,912
Centennial Cellular Corp. 10.75% 2008                                    3,750     1,819
American Cellular Corp. 9.50% 2009                                       6,350     1,016
AirGate PCS, Inc. 0%/13.50% 2009 (1)                                     3,292       658
iPCS, Inc. 0%/14.00% 2010 (1)                                            1,700       238
Alamosa (Delaware), Inc.:
 13.625% 2011                                                            2,300       701
 12.50% 2011                                                               500       142
Horizon PCS, Inc. 13.75% 2011 (2)                                        1,500       630
Microcell Telecommunications Inc.,                                       4,750       475
 Series B, 14.00% 2006
Teletrac, Inc. 9.00% 2004 (5) (8)                                          579       464
Triton PCS, Inc. 9.375% 2011                                               500       322
PageMart Wireless, Inc. 0%/11.25%                                       17,400         2
 2008 (1) (4) (8)


Hotels, restaurants & leisure  -  6.88%
Boyd Gaming Corp.:
 9.25% 2003                                                              4,000     4,100
 9.25% 2009                                                              1,750     1,872
 9.50% 2007                                                                750       758
Premier Parks Inc.:
 9.75% 2007                                                              1,350     1,380
 0%/10.00% 2008 (1)                                                      1,250     1,200
Six Flags Inc. 9.50% 2009                                                1,875     1,912
Horseshoe Gaming Holding Corp.,                                          4,000     4,110
 Series B, 8.625% 2009
MGM Mirage Inc. 8.50% 2010                                               2,000     2,062
Mirage Resorts, Inc.:
 6.75% 2007                                                                500       486
 6.75% 2008                                                                500       481
KSL Recreation Group, Inc. 10.25% 2007                                   2,730     2,757
Ameristar Casinos, Inc. 10.75% 2009                                      2,000     2,155
Hollywood Casino Corp. 11.25% 2007                                       1,745     1,893
Buffets, Inc. 11.25% 2010 (2)                                            1,850     1,859
Station Casinos, Inc. 8.375% 2008                                        1,500     1,534
Mohegan Tribal Gaming Authority 8.375% 2011                              1,000     1,026
Sbarro, Inc. 11.00% 2009                                                 1,000       995
Hard Rock Hotel, Inc., Series B, 9.25% 2005                                750       735
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                350       309
 6.75% 2008                                                                300       258
International Game Technology 8.375% 2009                                  500       526
Florida Panthers Holdings, Inc. 9.875% 2009                                500       520
Eldorado Resorts LLC 10.50% 2006                                           500       490
Argosy Gaming Co. 9.00% 2011                                               400       412
Mandalay Resort Group 10.25% 2007                                          250       267
Harrah's Operating Co., Inc. 7.125% 2007                                   250       263


Diversified telecommunication
services  -  6.23%
Sprint Capital Corp.:
 7.90% 2005 (2)                                                          4,000     3,440
 6.00% 2007                                                              1,825     1,532
 7.125% 2006                                                             1,720     1,512
 8.375% 2012 (2)                                                         1,000       820
 6.90% 2019                                                                500       334
 5.70% 2003                                                                250       231
 7.625% 2011                                                               135       113
Qwest Capital Funding, Inc.:
 7.25% 2011                                                              3,215     1,768
 7.75% 2006                                                              1,410       860
 7.90% 2010                                                              1,525       846
 5.875% 2004                                                             1,000       650
 7.00% 2009                                                                600       333
COLT Telecom Group PLC 12.00% 2006                                       7,250     4,169
British Telecommunications PLC 7.125% 2011 (7)                     Euro 3,500      3,625
VoiceStream Wireless Corp. 10.375% 2009                                 $3,659    $3,474
Telewest Communications PLC:
 9.875% 2010                                                             3,050     1,205
 0%/11.375% 2010 (1)                                                     2,000       560
 11.25% 2008                                                               875       354
TeleWest PLC:
 11.00% 2007                                                             1,150       466
 9.625% 2006                                                                50        19
CenturyTel, Inc., Series H, 8.375% 2010                                  1,750     1,822
AT&T Corp. 6.50% 2006 (2)                                                1,500     1,312
Comcast UK Cable Partners Ltd. 11.20% 2007                               1,250     1,125
PCCW-HKT Capital Ltd. 7.75% 2011 (2)                                       500       504
GT Group Telecom Inc. 0%/13.25% units 2010 (1)                           4,000        20
NEXTLINK Communications, Inc. 9.625% 2007 (4)                              500        10


Containers & packaging  -  4.95%
Container Corp. of America 9.75% 2003                                   13,500    13,837
Stone Container Corp. 9.75% 2011                                           500       530
Tekni-Plex, Inc., Series B, 12.75% 2010                                  5,875     6,110
Owens-Illinois, Inc. 7.50% 2010                                          1,275     1,147
Owens-Brockway Glass Container Inc.                                      1,000     1,005
 8.875% 2009 (2)
Longview Fibre Co. 10.00% 2009 (2)                                       2,000     2,085


Food products  -  3.14%
Fage Dairy Industry SA 9.00% 2007 (3)                                    9,750     9,262
Aurora Foods Inc., Series B, 9.875% 2007                                 3,250     2,372
Smithfield Foods, Inc., Series A, 8.00% 2009                             2,250     2,284
Burns Philp Capital Pty Ltd. 9.75% 2012 (2)                              1,750     1,741


Electric utilities  -  2.70%
Mission Energy Holding Co. 13.50% 2008                                   6,625     6,625
Edison Mission Energy:
 7.73% 2009                                                              3,125     2,796
 9.875% 2011                                                             1,125     1,107
Edison International 6.875% 2004                                         2,750     2,551
Israel Electric Corp. Ltd. 7.75% 2027 (2)                                  500       422


Metals & mining  -  2.53%
Earle M. Jorgensen Co. 9.75% 2012 (2)                                    2,750     2,723
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                           2,400     2,310
UCAR Finance Inc. 10.25% 2012 (2)                                        2,000     2,050
AK Steel Holding Corp. 7.75% 2012 (2)                                    2,000     1,990
Luscar Coal Ltd. 9.75% 2011                                              1,150     1,242
Steel Dynamics, Inc. 9.50% 2009 (2)                                      1,000     1,060
Kaiser Aluminum & Chemical Corp.                                         4,100       718
 12.75% 2003 (4)
Allegheny Technologies, Inc. 8.375% 2011                                   500       525


Commercial services & supplies  -  2.35%
Allied Waste North America, Inc.:
 10.00% 2009                                                             9,000     8,843
 Series B, 8.875% 2008                                                     625       616
 8.50% 2008                                                                500       485
Stericycle, Inc., Series B, 12.375% 2009                                   650       748
KinderCare Learning Centers, Inc.,                                         650       644
 Series B, 9.50% 2009
Iron Mountain Inc. 8.75% 2009                                              350       358
Safety-Kleen Services, Inc. 9.25% 2008 (4) (8)                           1,750        13


Multiline retail  -  2.31%
J.C. Penney Co., Inc.:
 7.625% 2097                                                             2,300     1,737
 6.875% 2015                                                             2,000     1,670
 7.65% 2016                                                              1,400     1,211
 8.25% 2022 (6)                                                            900       797
 7.375% 2004                                                               500       500
 7.95% 2017                                                                500       453
 7.375% 2008                                                               250       244
 7.05% 2005                                                                100        98
Kmart Corp., Series 1995 K-2, 9.78% 2020 (6)                             2,000     1,140
DR Securitized Lease Trust, Series                                       1,500       855
 1994 K-2, 9.35% 2019 (6)
Saks Inc. 7.375% 2019                                                    1,440     1,188
ShopKo Stores, Inc. 6.50% 2003                                           1,000       988
Dillard's, Inc. 6.30% 2008                                                 700       636


Paper & forest products  -  2.17%
Georgia-Pacific Corp.:
 7.50% 2006                                                              2,700     2,600
 9.50% 2022                                                              1,500     1,423
 8.125% 2011                                                             1,250     1,213
Fort James Corp. 6.625% 2004                                             1,000       958
Potlatch Corp. 10.00% 2011                                               1,500     1,650
Riverwood International Corp. 10.875% 2008                               1,250     1,303
Indah Kiat International Finance Co.                                     2,000       640
 BV 11.875% 2002 (9)
Indah Kiat Finance Mauritius Ltd.                                          250        64
 10.00% 2007 (9)
Advance Agro Capital BV 13.00% 2007                                        915       682
Pindo Deli Finance Mauritius Ltd.                                        1,300       302
 10.75% 2007 (4)


Oil & gas  -  1.64%
Pogo Producing Co.:
 8.75% 2007                                                              2,500     2,500
 10.375% 2009                                                            1,250     1,338
Western Oil Sands Inc. 8.375% 2012 (2)                                   2,125     2,141
Clark Refining & Marketing, Inc. 8.875% 2007                               950       917
Newfield Exploration Co.:
 7.625% 2011                                                               500       513
 Series B, 7.45% 2007                                                      250       258
Port Arthur Finance Corp. 12.50% 2009 (6)                                  300       336
Petrozuata Finance, Inc., Series B,                                        250       168
 8.22% 2017 (2)  (6)


Multi-utilities & unregulated power  -  1.40%
AES Corp.:
 9.50% 2009                                                              5,550     3,608
 9.375% 2010                                                             1,500       983
AES Drax Holdings Ltd., Series A,                                        2,250     1,901
 10.41% 2020 (6)
Aquila Inc. 10.875% 2012 (2)                                               500       496


Machinery  -  1.35%
Terex Corp.:
 9.25% 2011                                                              1,875     1,950
 Class B, 10.375% 2011                                                   1,760     1,901
AGCO Corp. 9.50% 2008                                                    1,750     1,864
NMHG Holding Co. 10.00% 2009 (2)                                         1,000     1,020


Household durables  -  1.11%
Boyds Collection, Ltd., Series B, 9.00% 2008                             2,875     2,990
Salton/Maxim Housewares, Inc. 10.75% 2005                                2,025     2,020
Beazer Homes USA, Inc. 8.375% 2012 (2)                                     500       508


Consumer finance  -  1.09%
Capital One Financial Corp. 8.75% 2007                                   3,250     3,274
Providian Financial Corp. 9.525% 2027 (2)                                3,500     2,153


Electronic equipment & instruments  -  0.91%
Solectron Corp. 9.625% 2009                                              4,185     3,808
Flextronics International Ltd. 8.75% 2007                                  750       750


Health care providers & services  -  0.83%
PacifiCare Health Systems 10.75% 2009 (2)                                2,000     2,005
Columbia/HCA Healthcare Corp. 6.91% 2005                                 1,875     1,931
Integrated Health Services, Inc.: (4) (8)
 Series A, 9.25% 2008                                                    9,250        93
 Series A, 9.50% 2007                                                    5,325        53
 10.25% 2006 (7)                                                         5,000        50


Semiconductor equipment & products  -  0.72%
Micron Technology, Inc. 6.50% 2005 (2)                                   2,000     1,800
Fairchild Semiconductor Corp. 10.50% 2009                                1,250     1,331
Hyundai Semiconductor America, Inc.                                        400       244
 8.625% 2007 (2)
ON Semiconductor Corp. 12.00% 2008 (2)                                     250       219


Communications equipment  -  0.72%
Nortel Networks Ltd. 6.125% 2006                                         3,250     2,015
Motorola, Inc.:
 8.00% 2011                                                                500       488
 7.625% 2010                                                               500       480
 7.50% 2025                                                                150       130
 6.50% 2028                                                                100        73
 5.22% 2097                                                                100        57
Lucent Technologies Inc. 7.25% 2006                                        500       345


Auto components  -  0.69%
Dura Operating Corp. 8.625% 2012 (2)                                     2,000     2,020
ArvinMeritor, Inc.:
 8.75% 2012                                                                500       532
 6.625% 2007                                                               250       250
Tenneco Automotive Inc. 11.625% 2009                                       750       623
Key Plastics Holdings, Inc., Series B,                                   3,000        38
 10.25% 2007 (4) (8)


Specialty retail  -  0.61%
Gap, Inc. 6.90% 2007                                                     1,250     1,119
Office Depot, Inc. 10.00% 2008                                           1,000     1,105
PETCO Animal Supplies, Inc. 10.75% 2011                                    750       814


Real estate  -  0.49%
HMH Properties, Inc., Series A, 7.875% 2005                              1,500     1,464
FelCor Suites LP 7.375% 2004                                             1,000       979


Airlines  -  0.48%
Northwest Airlines, Inc.:
 9.875% 2007                                                             1,750     1,584
 8.52% 2004                                                                875       814


Beverages  -  0.41%
Constellation Brands, Inc. 8.125% 2012                                   2,000     2,065


Textiles, apparel & luxury goods  -  0.38%
Levi Strauss & Co.:
 11.625% 2008                                                            1,250     1,163
 6.80% 2003                                                                775       721


Road & rail  -  0.30%
TFM, SA de CV:
 12.50% 2012 (2)                                                           910       862
 10.25% 2007                                                               150       141
Kansas City Southern Railway Co.                                           500       501
 7.50% 2009 (2)


Other industries  -  0.66%
Playtex Products, Inc. 9.375% 2011                                       1,000     1,060
Prudential Holdings, LLC, Series C,                                        750       816
 8.695% 2023 (2)
Rite Aid Corp.:
 6.875% 2013                                                               550       319
 7.70% 2027                                                                400       222
 6.875% 2028 (2)                                                           225       119
Teekay Shipping Corp. 8.875% 2011                                          375       392
Computer Associates International Inc.                                     250       215
 6.375% 2005
Great Atlantic & Pacific Tea Co., Inc.                                     200       186
 9.125% 2011


Asset-backed obligations  (6) -  0.57%
Consumer Credit Reference Index Securities                               1,250     1,292
 Program Trust, Series 2002-2, 10.421%
 2007 (2)
USAir, Inc. Pass-Through Trust, Series                                   1,500       900
 1993-A3, 10.375% 2013
Continental Airlines, Inc., Series 2000-1,                                 605       627
 Class A-1, 8.048% 2020


U.S. Treasury bonds & notes  -  3.00%
6.125% 2007                                                              9,320    10,158
7.50% 2016                                                               4,000     4,814


Non-U.S. government obligations -  1.30%
Panama (Republic of):
 Interest Reduction Bond 4.75% 2014 (7)                                  2,778     2,340
 8.875% 2027                                                               250       221
United Mexican States Government
 Eurobonds, Global:
 11.375% 2016                                                            1,015     1,254
 8.30% 2031                                                              1,020       995
Philippines (Republic of) 9.875% 2019                                      500       498
Bulgaria (Republic of) Front Loaded Interest                               445       407
 Reduction Bond, 2.813% 2012 (7)
Brazil (Federal Republic of) 14.50% 2009                                   500       376
Turkey (Republic of) 12.375% 2009                                          250       233
Argentina (Republic of) 12.25% 2018 (5) (10)                               968       157

Total bonds & notes (cost: $530,595,000)                                         402,271













                                                                    Shares or    Market
                                                                    principal     value
Stocks (common & preferred)                                            amount     (000)

Wireless telecommunication services  -  3.14%
Dobson Communications Corp. 12.25% senior                               $6,630    $2,652
exchangeable preferred 2008  (5) (11)
Dobson/Sygnet Communications Co. 12.25% senior                           5,367     2,147
exchangeable preferred, redeemable 2008
 (5) (11)
Dobson/Sygnet Communications Co. 13.00%                                    915       366
senior exchangeable preferred 2009
   (5) (11)
Nextel Communications, Inc., Series E,                                  13,801     3,174
 11.125% exchangeable preferred,
 redeemable 2010   (5) (11)
Nextel Communications, Inc.,                                           328,921     1,056
Class A  (2)  (11)
Nextel Communications, Inc., Series D,                                   2,963       859
 13.00% exchangeable preferred
 2009   (5) (11)
Crown Castle International Corp. 12.75%                                 10,080     5,040
 senior exchangeable preferred 2010
 (5) (11)
Price Communications Corp.  (11)                                        22,738       364
Leap Wireless International, Inc.,                                       6,375        -
 warrants, expire 2010 (2)  (11)
NTELOS, Inc., warrants, expire 2010 (8)  (11)                            6,375        -


Media  -  2.32%
Cumulus Media Inc., Series A, 13.75%                                     5,392     5,985
 preferred 2009   (5) (11)
Gray Communications Systems, Inc.,                                         300     3,207
Series C, convertible preferred  (2)  (5) (8)
Clear Channel Communications, Inc.  (11)                                25,506       817
ACME Communications, Inc.  (11)                                        106,579       783
Radio One, Inc., Class D, nonvoting  (11)                               34,000       506
Radio One, Inc., Class A  (11)                                          17,000       253
Adelphia Communications Corp., Series B,                                40,000        50
 13.00% preferred 2009  (11)


Banks & thrfits  -  2.06%
Fuji JGB Investment LLC, Series A, 9.87%                            $5,250,000    $4,556
noncumulative preferred (undated)
 (Japan) (2)  (7)
Chevy Chase Preferred Capital Corp.,                                    38,200     2,191
 Series A, 10.375% exchangeable preferred
First Republic Capital Corp.,                                            2,000     2,050
Series A, 10.50% preferred (2)
Tokai Preferred Capital Co. LLC,                                    $1,750,000     1,484
Series A, 9.98%/11.091% noncumulative
preferred (undated) (Japan) (2)  (7)


Industrial conglomerates  -  0.79%
Swire Pacific Capital Ltd. 8.84% cumulative                            160,000     3,960
 guaranteed perpetual capital securities
 (Hong Kong) (2)


Aerospace & defense  -  0.45%
EarthWatch Inc., Series B, 7.00% convertible                         1,053,702     2,250
 preferred 2009  (5) (8) (11)


Machinery  -  0.39%
Cummins Capital Trust I 7.00% QUIPS                                     40,000     1,928
convertible preferred 2031  (2)


Other industries  -  0.19%
Wilshire Financial Services Group Inc. (11)                            155,212       535
Clarent Hospital Corp.  (11)                                            75,300       376
Protection One Alarm Monitoring, Inc.,                                   6,400         3
warrants, expire 2005  (2) (8) (11)
GT Group Telecom Inc., warrants, expire                                  4,000         1
2010 (Canada) (2) (8) (11)
KMC Telecom Holdings, Inc., warrants,                                    9,500        -
expire 2008  (2)  (11)
NTL Inc., warrants, expire 2008 (2) (8) (11)                             1,425        -

Total stocks (cost: $65,390,000)                                                  46,593



                                                                    Principal    Market
                                                                       amount     value
Convertible debentures                                                  (000)     (000)

Electronic equipment & instruments  -  2.01%
Solectron Corp. 0% LYON 2020                                           $13,250    $6,294
Solectron Corp. 0% LYON 2020                                             3,500     2,047
SCI Systems, Inc. 3.00% 2007                                             2,000     1,410
Celestica Inc. 0% 2020                                                     700       295


Semiconductor equipment & products  -  1.13%
Conexant Systems, Inc. 4.00% 2007                                        3,600     1,705
LSI Logic Corp. 4.00% 2005                                               1,129       957
RF Micro Devices, Inc. 3.75% 2005                                        1,000       783
Vitesse Semiconductor Corp. 4.00% 2005                                     800       620
TriQuint Semiconductor, Inc. 4.00% 2007                                    800       604
Analog Devices, Inc. 4.75% 2005                                            520       497
Cypress Semiconductor Corp. 3.75% 2005                                     555       473


Internet & catalog retail  -  0.92%
Amazon.com, Inc. 6.875% PEACS 2010                                 Euro 7,350      4,609


Other industries -  0.50%
American Tower Corp. 5.00% 2010                                         $2,500     1,200
Juniper Networks, Inc. 4.75% 2007                                        1,750     1,068
VersaTel Telecom International NV 4.00% 2005                       Euro 1,100        239

Total convertible debentures                                                      22,801
 (cost: $26,227,000)

Miscellaneous  -  0.91%
Other equity securities in initial                                                 4,552
 period of acquisition

Total equity securities (cost: $91,617,000)                                       73,946

                                                                    Principal    Market
                                                                       amount     value
Short-term securities                                                   (000)     (000)

Corporate short-term notes -  2.96%
General Electric Co. 1.98% due 7/1/2002                             $    8,800  $  8,799
Citicorp 1.79% due 7/12/2002                                             4,400     4,397
Coca-Cola Co. 1.75% due 7/9/2002                                         1,600     1,599


Federal agency discount  -  0.52%
Federal Farm Credit Banks 1.70% due 7/2/2002                             2,600     2,600

Total short-term securities (cost: $17,395,000)                                   17,395


Total investment securities (cost: $639,607,000)                                 493,612
Excess of cash and receivables over payables                                       5,574

Net assets                                                                      $499,186

(1) Step bond; coupon rate will increase at a later date.
(2) Purchased in a private placement transaction;
 resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) This security, or a portion of this
security, has been segregated
    to cover funding requirements on investment transactions settling in the future.
(4) Company not making interest payments;
    bankruptcy proceedings pending.
(5) Payment in kind; the issuer has the
 option of paying additional
    securities in lieu of cash.
(6) Pass-through securities backed by
a pool of mortgages or other loans on
     which principal payments are
    periodically made.  Therefore,
the effective maturities are shorter
     than the stated maturities.
(7) Coupon rate may change periodically.
(8) Valued under procedures adopted by
authority of the Board of Trustees.
(9) Company did not make principal payment upon scheduled maturity date;
 reorganization pending.
(10) Scheduled interest payment not made;
 reorganization pending.
(11) Non-income-producing security.


See Notes to Financial Statements

U.S. Government / AAA-Rated Securities Fund
Investment portfolio, June 30, 2002
unaudited

                                                                            Principal    Market  Percent
                                                                               amount     value   of net
Bonds & notes                                                                   (000)     (000)   assets


Federal agency mortgage pass-through
 obligations  (1) -  29.18%
Fannie Mae:
6.50% 2013-2032                                                              $  34,496  $ 35,394    6.33%
7.00% 2015-2032                                                                 15,695    16,364     2.93
6.00% 2013-2032                                                                 12,813    12,923     2.31
5.50% 2016-2017                                                                  7,894     7,902     1.41
7.50% 2029-2031                                                                  5,443     5,710     1.02
8.00% 2024                                                                       1,701     1,828      .33
8.50% 2027                                                                       1,042     1,121      .20
10.00% 2018                                                                        874       983      .18
9.00% 2018                                                                         121       133      .02
Government National Mortgage Assn.:
6.00% 2016-2032                                                                 20,609    20,638     3.69
7.00% 2017-2031                                                                 14,110    14,682     2.63
6.50% 2028                                                                       9,978    10,179     1.82
8.00% 2023-2030                                                                  6,505     6,920     1.24
7.50% 2022-2031                                                                  5,300     5,599     1.00
8.50% 2021-2023                                                                  1,956     2,118      .38
4.776% 2018                                                                      1,097     1,082      .19
10.00% 2019                                                                        692       781      .14
9.50% 2020                                                                         522       585      .11
Freddie Mac:
7.20% 2006                                                                       4,387     4,709      .84
6.00% 2014-2032                                                                  4,238     4,241      .76
7.00% 2008-2017                                                                  3,711     3,905      .70
6.50% 2017                                                                       2,500     2,591      .46
8.25% 2008-2009                                                                  1,068     1,135      .20
8.00% 2012-2017                                                                    775       814      .15
8.50% 2018-2027                                                                    454       486      .09
11.00% 2018                                                                        262       302      .05


U.S. Treasury bonds & notes  -  16.69%
8.875% 2017                                                                     15,065    20,320
7.875% 2004-2021                                                                14,100    16,771
5.75% 2003-2010                                                                 12,050    12,687
6.00% 2004                                                                      10,000    10,624
6.25% 2007                                                                       7,750     8,480
3.375% 2007  (2) (3)                                                             7,372     7,663
4.25% 2003                                                                       7,200     7,353
5.25% 2029                                                                       5,200     4,892
10.375% 2009                                                                     2,225     2,584
Principal Strip 0% 2023                                                          6,780     1,905    16.69


Commercial mortgage-backed obligations (1)  -  12.17%
Morgan Stanley Capital I, Inc.:
 Series 1998-HF2, Class A-2, 6.48% 2030                                         10,500    11,219
 Series 1999-FNV1, Class A-2, 6.53% 2031                                         3,000     3,204
 Series 1998-HF2, Class A-1, 6.01% 2030                                          2,819     2,954     3.11
CS First Boston Mortgage Securities Corp.:
 Series 1998-C1, Class A-1A, 6.26% 2040                                          2,784     2,925
 Series 2002-CKN2, Class A-1, 4.637% 2037                                        2,723     2,755
 Series 2001-CF2, Class A-2, 5.935% 2034                                         1,750     1,835
 Series 2001-CK6, Class A-2, 6.103% 2036                                         1,500     1,564     1.63
Salomon Brothers Commercial Mortgage Trust,                                      6,050     6,386     1.14
 Series 2001-C1, Class A-2, 6.428% 2035
Deutsche Mortgage & Asset Receiving Corp.,                                       5,337     5,599     1.00
Series 1998-C1, Class A-1, 6.22% 2031
Chase Commercial Mortgage Securities Corp.:
 Series 1998-2, Class A-2, 6.39% 2030                                            3,000     3,190
 Series 2000-1, Class A-1, 7.656% 2032                                             905       989
 Series 1998-1, Class A-1, 6.34% 2030                                              753       790      .89
Merrill Lynch Mortgage Investors, Inc.:
 Series 1998-C3, Class A-1, 5.65% 2030                                           2,511     2,610
 Series 1995-C3, Class A-3, 7.056% 2025 (4)                                      1,034     1,102      .67
Nomura Asset Securities Corp., Series 1998-D6,                                   3,167     3,341      .60
 Class A-A1, 6.28% 2030
Banc of America Commercial Mortgage Inc.,                                        2,700     2,862      .51
Series 2001-1, Class A-2, 6.503% 2036
Mortgage Capital Funding, Inc., Series 1998-MC1,                                 1,966     2,074      .37
 Class A-1, 6.417% 2030
DLJ Commercial Mortgage Corp.:
 Series 1998-CF2, Class A-1B, 6.24% 2031                                         1,250     1,319
 Series 1999-CG1, Class A-1B, 6.46% 2032                                           500       532      .33
GMAC Commercial Mortgage Securities, Inc.,                                       1,500     1,622      .29
Series 1997-C1, Class A-3, 6.869% 2029
LB-UBS Commercial Mortgage Trust:
 Series 2001-C7, Class A-3, 5.642% 2025                                            986     1,014
 Series 2000-C3, Class A-2, 7.95% 2010                                             500       572      .29
Commercial Mortgage Acceptance Corp.:
 Series 1998-C2, Class A-1, 5.80% 2030                                             965     1,002
 Series 1998-C1, Class A-1, 6.23% 2031                                             554       583      .28
Morgan Stanley Dean Witter Capital I Trust,                                      1,500     1,571      .28
 Series 2001-TOP5, Class A-3, 6.16% 2035
First Union National Bank Commercial Mortgage                                    1,473     1,508      .27
Trust, Series 2002-C1, Class A-1, 5.585% 2034
LB Commercial Mortgage Trust, Series 1998-C1,                                    1,038     1,072      .19
Class A-1, 6.33% 2030
Bear Stearns Commercial Mortgage Securities Inc.,                                1,006     1,061      .19
 Series 1998-C1, Class A-1, 6.34% 2030
GGP Mall Properties Trust, Series 2001-C1A,                                        746       747      .13
Class A-2, 5.007% 2011 (5)


Asset-backed obligations (1)  -  12.02%
Green Tree Financial Corp.:
 Series 1996-7, Class A-6, 7.65% 2027                                            2,525     2,712
 Series 1997-6, Class A-7, 7.14% 2029                                            2,497     2,622
 Series 1997-6, Class A-6, 6.90% 2029                                            2,497     2,560
 Series 1999-3, Class A-7, 6.74% 2031                                            1,500     1,522
 Series 1999-2, Class A-2, 5.84% 2030                                            1,012     1,021
Conseco Finance Home Equity Loan Trust,                                            976     1,055
Series 2000-B, Class AF-6, 7.80% 2020
Conseco Finance Manufactured Housing Contract                                      500       515     2.15
 Trust, Series 2001-3, Class A-2, 5.16% 2033
NPF XII, Inc., Series 1999-2, Class A, 7.05% 2003 (5)                            6,052     6,068     1.09
World Omni Auto Receivables Trust, Series                                        6,000     5,997     1.07
2002-A, Class A-4, 4.05% 2009
Chase Manhattan Credit Card Master Trust,                                        4,000     4,061      .73
Series 1997-5, Class A, 6.194% 2005
PP&L Transition Bond Co. LLC, Series 1999-1,                                     2,750     3,051      .55
Class A-8, 7.15% 2009
Chevy Chase Auto Receivables Trust, Series                                       3,000     3,047      .54
 2001-2, Class A-4, 4.44% 2007
Residential Funding Mortgage Securities II, Inc.:
 Series 2001-H13, Class A-I-4, AMBAC Insured, 6.09% 2015                         1,500     1,562
 Series 2001-HS2, Class A-4, AMBAC Insured, 6.43% 2016                             825       865      .43
MMCA Auto Owner Trust:
 Series 2002-2, Class A-4, 4.30% 2010                                            1,325     1,325
 Series 2002-1, Class A-3, 4.15% 2006                                              750       763      .37
Illinois Power Special Purpose Trust,                                            1,835     1,913      .34
Series 1998-1, Class A-7, 5.65% 2010
ComEd Transitional Funding Trust, Series                                         1,600     1,667      .30
1998-1, Class A-5, 5.44% 2007
Green Tree Recreational, Equipment & Consumer                                    1,500     1,558      .28
Trust, Series 1999-A, Class A-6, 6.84% 2010
GRCT Consumer Loan Trust, Series 2001-1,                                         1,500     1,557      .28
Class A-2BRV, 6.251% 2020 (5)
Metris Master Trust, Series 2001-1,                                              1,500     1,505      .27
Class A, 2.059% 2007 (4)
Drive Auto Receivables Trust, Series 2002-1,                                     1,500     1,505      .27
Class A-4, MBIA Insured, 4.09% 2008  (5)
Long Beach Auto Receivables Trust, Series                                        1,379     1,417      .25
1999-2, Class A-1, FSA Insured, 6.94% 2007 (5)
Saxon Asset Securities Trust, Series 2002-2,                                     1,300     1,300      .23
Class AF-3, 4.61% 2023
Vanderbilt Acquisition Loan Trust, Series                                        1,275     1,291      .23
2002-1, Class A-3, 5.70% 2023
Pass-through Amortizing Credit Card Trusts,                                      1,250     1,250      .22
 Series 2002-1, Class A-1FL, 2.59% 2012 (4) (5)
Triad Auto Receivables Owner Trust, Series                                       1,176     1,203      .21
1999-1, Class A-2, FSA Insured, 6.09% 2005
Franklin Auto Trust, Series 2002-1, Class                                        1,150     1,159      .21
A-4, MBIA Insured, 4.51% 2010
PF Export Receivables Master Trust, Series                                       1,125     1,159      .21
 2001-B, MBIA Insured, 6.60% 2011 (5)
Capital One Auto Finance Trust, Series 2002-A,                                   1,100     1,117      .20
 Class A-3, 4.03% 2006
AmeriCredit Automobile Receivables Trust,                                        1,100     1,116      .20
Series 2002-1, Class A-3, 4.23% 2006
Banco Itau SA 2.98% 2007 (4) (5)                                                 1,100     1,096      .20
ACLC Business Loan Receivables Trust, Series                                     1,074     1,089      .19
2002-1, Class A-1, 5.408% 2022 (5)
Continental Auto Receivables Owner Trust,                                        1,000     1,057      .19
Series 2000-B, Class A-4, MBIA Insured, 6.91% 2005 (5)
Coast-to-Coast Motor Vehicle Owner Trust,                                        1,000     1,047      .19
Series 2000-A, Class A-4, MBIA Insured, 7.33% 2006 (5)
Chase Manhattan Auto Owner Trust, Series 2002-A,                                 1,000     1,009      .18
 Class A-3, 3.49% 2006
Nissan Auto Receivables Owner Trust, Series 2000-A,                                929       935      .17
 Class A-3, 7.80% 2003 (5)
US Airways, Inc.:
 Series 2000-3G, 7.89% 2020                                                        484       506
 Series 2001-1G, 7.076% 2021                                                       245       251      .14
Team Fleet Financing Corp., Series 2001-3A, Class A,                               750       746      .13
 2.83% 2005  (4) (5)


Federal agency collateralized mortgage
obligations (1) -  6.74%
Fannie Mae:
 Series 1997-M6, Class ZA, 6.85% 2026                                            6,956     7,087
 Series 2002-W3, Class A-5, 7.50% 2028                                           3,642     3,933
 Series 1999-T2, Class A-1, 7.50% 2039                                           2,455     2,622
 Series 2001-T10, Class A-1, 7.00% 2041                                          2,434     2,559
 Series 2001-50, Class BA, 7.00% 2041                                            2,457     2,529
 Series 2001-4, Class NA, 11.72% 2025 (4)                                        2,010     2,300
 Series 2001-4, Class GB, 9.824% 2018 (4)                                        1,620     1,797
 Series 2002-W3, Class A-2, 5.50% 2021                                           1,500     1,536
 Series 2001-20, Class C, 11.624% 2031 (4)                                       1,287     1,479
 Series 2002-W4, Class A-2,  5.10% 2021                                          1,400     1,420
 Series 2002-W1, Class 1A-1, 3.42% 2027                                          1,370     1,373
 Series 1998-M6, Class A-2, 6.32% 2008                                           1,000     1,058
 Series 2002-W1, Class 2A, 7.50% 2042                                              482       512     5.40
Freddie Mac:
 Series 1567, Class A, 2.275% 2023 (4)                                           3,839     3,594
 Series T-042, Class A-2, 5.50% 2042                                             2,850     2,860
 Series T-041, Class 1A-2, 4.76% 2021                                              900       905
 Series 83-B, Class B-3, 12.50% 2013                                                99       108     1.34


Private issue collateralized mortgage
 obligations (1)  -  4.25%
GE Capital Mortgage Services, Inc., Series                                       8,000     8,102     1.45
 1994-15, Class A-10, 6.00% 2009
Security National Mortgage Loan Trust: (5)
 Series 1999-1, Class A-2, 8.353% 2030                                           5,000     5,137
 Series 2000-1, Class A-2, 8.75% 2024                                            1,100     1,150     1.12
Ocwen Residential MBS Corp., Series 1998-R1,                                     4,705     4,558      .82
 Class AWAC, 5.302% 2040 (4)  (5)
J.P. Morgan Residential Mortgage Acceptance                                      1,770     1,761      .32
Corp., Series 2002-R1, Class IAI, 4.25% 2031 (5)
Nationsbanc Montgomery Funding Corp., Series                                     1,554     1,570      .28
1998-5, Class A-1, 6.00% 2013
First Nationwide Trust, Series 1999-2, Class                                     1,421     1,455      .26
1PA-1, 6.50% 2029

Non-pass-through agency obligations -  3.52%
Fannie Mae:
 6.00% 2008                                                                      6,000     6,393
 7.25% 2030                                                                      4,125     4,697     1.98
Freddie Mac 6.75% 2031                                                           3,600     3,869      .69
Federal Home Loan Bank 4.875% 2004                                               3,000     3,102      .56
Tennessee Valley Authority, Global Power                                         1,500     1,597      .29
Bonds, 1995 Series E, 6.75% 2025


Other pass-through agency obligations (1) -  2.39%
Small Business Administration:
 Series 2001-20F, 6.44% 2021                                                     4,424     4,630
 Series 2001-20K, 5.34% 2021                                                     1,623     1,596
 Series 2001-20G, 6.625% 2021                                                    1,306     1,380
 Series 2002-20C, 6.07% 2022                                                     1,100     1,127
 Series 2001-20J, 5.76% 2021                                                       982       990     1.74
United States Government Guaranteed Ship Financing                               3,546     3,639      .65
Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012


Private issue pass-through obligations
 (1)  (4)  (5)  -  1.21%
Structured Asset Securities Corp.:
 Series 1998-RF1, Class A, 8.663% 2027                                           3,036     3,300
 Series 1998-RF2, Class A, 8.524% 2027                                           1,695     1,837
 Series 1999-RF1, Class A, 7.871% 2028                                           1,513     1,597     1.21


Aerospace & defense -  0.60%
SYSTEMS 2001 Asset Trust, Series 2001, Class G,                                  3,172     3,371      .60
MBIA Insured, 6.664% 2013 (1) (5)


Road & rail -  0.36%
Southern Capital Corp. Pass-Through Trust, Series                                2,025     2,025      .36
2002-1, Class G, MBIA Insured, 5.70% 2022 (1) (5)


Other industries  -  0.76%
Chilquinta Energia Finance Co. LLC, MBIA                                         1,250     1,301      .23
Insured, 6.47% 2008 (5)
Public Building Commission of Chicago, Special                                   1,000     1,106      .20
Obligation Taxable Refunding Bonds, Series 2001,
7.125% 2010 (Escrowed to Maturity)
General Electric Capital Corp., Series A, 6.75% 2032                             1,000     1,007      .18
AIG SunAmerica Global Financing II 7.60% 2005 (5)                                  750       837      .15

Total bonds & notes (cost: $488,420,000)                                                 502,411    89.89
                                                                            Principal    Market  Percent
                                                                               amount     value   of net
Short-term securities                                                           (000)     (000)   assets

Corporate short-term notes  -  9.97%
General Electric Co. 1.98% due 7/1/02                                        $   9,600  $  9,598     1.72
Ciesco LP 1.77% due 7/22/02 (3)                                                  8,900     8,890     1.59
Triple-A One Funding Corp. 1.77% due 7/12/02 (5)                                 8,700     8,695     1.55
Coca-Cola Co. 1.73% due 7/9/02                                                   6,700     6,697     1.20
Emerson Electric Co. 1.74% due 8/19/02 (5)                                       6,700     6,684     1.20
Abbott Laboratories Inc. 1.76% due 7/24/02 (5)                                   5,500     5,494      .98
Park Avenue Receivables Corp. 1.79% due 8/6/02 (5)                               5,400     5,390      .96
Executive Jet Inc. 1.77% due 8/2/02 (5)                                          4,300     4,293      .77


Federal agency discount notes  -  1.96%
Fannie Mae 1.78% due 10/4/02                                                     6,000     5,972     1.07
Freddie Mac 1.75% due 9/5/02                                                     5,000     4,983      .89
Total short-term securities (cost: $66,696,000)                                           66,696    11.93
Total investment securities (cost: $555,116,000)                                         569,107   101.82
Excess of payables over cash and receivables                                              10,154     1.82
Net assets                                                                              $558,953  100.00%

(1) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are
    periodically made.  Therefore, the
effective maturities
    are shorter than the stated maturities.
(2) Index-linked bond whose principal amount moves with a government retail price index.
(3) This security, or a portion of this
security, has been segregated
    to cover funding requirements on investment transactions settling in the future.
(4) Coupon rates may change periodically.
(5) Purchased in a private placement transaction;
 resale may be
    limited to qualified institutional buyers;
 resale to the public
    may require registration.

See Notes to Financial Statements

American Funds Insurance Series Cash Management Fund
Investment portfolio
Investments in short-term securities
As of June 30, 2002
(unaudited)
                                                                               Principal    Market  Percent
                                                                                  amount     value   of net
Short-term securities                                                              (000)     (000)   assets

Corporate short-term notes  -  61.41%
General Electric Capital Corp. 1.98% due 7/1/02                                   $10,000    $9,998    3.19%
Pfizer Inc 1.74% due 7/11/02 (1)                                                    9,000     8,995     2.87
Procter & Gamble Co. 1.74% due 7/15/02 (1)                                          9,000     8,994     2.87
Archer Daniels Midland Co. 1.74% due 7/23/02 (1)                                    9,000     8,990     2.87
Gillette Co. 1.75% due 8/2/02 (1)                                                   9,000     8,986     2.87
Medtronic, Inc. 1.75% due 7/8/02 (1)                                                8,500     8,497     2.71
Triple-A One Funding Corp. 1.78%-1.79% due 7/1-7/9/02 (1)                           8,484     8,482     2.71
Executive Jet Aviation, Inc. 1.76% due 8/14/02 (1)                                  8,500     8,481     2.70
Emerson Electric Co. 1.73% due 8/19/02 (1)                                          8,500     8,480     2.70
SBC Communications Inc. 1.75% due 8/19/02 (1)                                       8,500     8,479     2.70
Ciesco L.P. 1.76% due 8/8/02 (1)                                                    8,250     8,234     2.63
Verizon Network Funding Co. 1.78%-1.80% due 7/16-7/18/02                            8,098     8,092     2.58
Wells Fargo & Co. 1.78% due 7/19/02                                                 8,000     7,993     2.55
Bank of America Corp. 1.745% due 7/22/02                                            8,000     7,991     2.55
Anheuser-Busch Cos. Inc. 1.73% due 7/23/02 (1)                                      8,000     7,991     2.55
E.I. du Pont de Nemours and Co. 1.73% due 7/25/02                                   8,000     7,990     2.55
ChevronTexaco Corp. 1.76% due 8/13/02                                               8,000     7,983     2.55
Abbott Laboratories Inc. 1.73% due 8/20/02 (1)                                      8,000     7,980     2.55
Scripps (E.W.) Co. 1.75% due 8/14/02 (1)                                            7,600     7,583     2.42
Park Avenue Receivables Corp. 1.79% due 7/3/02 (1)                                  6,400     6,399     2.04
Schering Corp. 1.74% due 8/19/02                                                    6,100     6,085     1.94
American Express Credit Corp. 1.76% due 7/29/02                                     5,400     5,392     1.72
Exxon Imperial U.S. Inc. 1.73% due 7/18/02 (1)                                      5,000     4,996     1.59
Coca-Cola Co. 1.75% due 7/9/02                                                      4,000     3,998     1.27
Motiva Enterprises LLC 1.75% due 7/11/02                                            4,000     3,998     1.28
BellSouth Corp. 1.77% due 7/2/02 (1)                                                1,422     1,422      .45


Federal agency discount notes  -  36.47%
Fannie Mae 1.71%-1.90% due 7/1-7/31/02                                             46,268    46,231    14.74
Federal Home Loan Banks 1.70%-1.75% due 7/3-7/17/02                                38,201    38,183    12.18
Freddie Mac 1.70%-1.74% due 7/2-7/9/02                                             15,050    15,046     4.80
International Bank for Reconstruction and                                          10,800    10,795     3.44
Development 1.74%-1.75% due 7/8-7/9/02
Federal Farm Credit Banks 1.73% due 7/10/02                                         4,100     4,098     1.31

Total investment securities (cost: $306,862,000)                                            306,862    97.88
Excess of cash and receivables over payables                                                  6,638     2.12

Net assets                                                                                 $313,500  100.00%

(1) Purchased in a private placement transaction;
    resale may be limited to qualified institutional buyers; resale to the public may require registration.

See Notes to Financial Statements

Statement of assets and liabilities
at June 30, 2002
(dollars and shares in thousands,
except per-share amounts)
unaudited
                                                                                                              Global
                                                                        Global           Global                Small
                                                                     Discovery           Growth       Capitalization
                                                                          Fund             Fund                 Fund
Assets:

Investment securities at market                                        $18,012         $789,060             $466,813
Cash denominated in non-U.S. currencies                                     10              494                  333
Cash                                                                         5               59                  494
Receivables for:
 Sales of investments                                                      277               24                3,090
 Sales of fund's shares                                                     39              209                    -
 Open forward currency contracts                                             -                -                    -
 Closed forward currency contracts                                           -                -                    -
 Dividends and interest                                                     13            1,244                  415
Other assets                                                                 -                -                    -
                                                                        18,356          791,090              471,145
Liabilities:
Payables for:
 Purchases of investments                                                  594              477                7,410
 Repurchases of fund's shares                                                -              529                5,489
 Dividends on fund's shares                                                  -                -                    -
 Bank overdraft                                                              -                -                    -
 Open forward currency contracts                                             -                -                    -
 Closed forward currency contracts                                           -                -                    -
 Investment advisory services                                                9              439                  308
 Services provided by affiliates                                             1              125                   66
 Deferred Trustees' compensation                                             -               13                    5
 Other fees and expenses                                                     2               70                   96
                                                                           606            1,653               13,374
Net assets at June 30, 2002                                            $17,750         $789,437             $457,771
(Total:$ 23,101,339)
Investment securities and cash
denominated in non-U.S. currencies                                     $20,427         $898,208             $492,619
at cost

Net assets consist of:
Capital paid in on shares of                                           $20,633       $1,022,101             $602,445
beneficial interest
Undistributed (distributions                                                44            2,367               (5,937)
in excess of)
net investment income (loss)
Undistributed (accumulated) net                                           (522)        (126,414)            (113,154)
realized gain (loss)
Net unrealized appreciation                                             (2,405)        (108,617)             (25,583)
(depreciation)
Net assets at June 30, 2002                                            $17,750         $789,437             $457,771

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net Assets (Total:  $12,727,390 )                                     $10,688         $187,201             $144,044
 Shares Outstanding                                                      1,297           15,313               13,031
 Net asset value per share                                               $8.24           $12.23               $11.05
Class 2:
 Net Assets (Total:  $10,373,949 )                                      $7,062         $602,236             $313,727
 Shares Outstanding                                                        859           49,346               28,460
 Net asset value per share                                               $8.23           $12.20               $11.02


                                                                                                                 New
                                                                        Growth    International                World
                                                                          Fund             Fund                 Fund
Assets:

Investment securities at market                                     $6,888,767       $2,275,521             $173,221
Cash denominated in non-U.S. currencies                                  3,135            1,581                   38
Cash                                                                        42              120                  141
Receivables for:
 Sales of investments                                                    5,162           11,751                   66
 Sales of fund's shares                                                  4,886                -                    -
 Open forward currency contracts                                             -                -                    -
 Closed forward currency contracts                                           -                -                    -
 Dividends and interest                                                  2,772            5,551                  838
Other assets                                                                 1                -                    5
                                                                     6,904,765        2,294,524              174,309
Liabilities:
Payables for:
 Purchases of investments                                               14,980            2,712                  998
 Repurchases of fund's shares                                            4,903           14,656                2,615
 Dividends on fund's shares                                                  -                -                    -
 Bank overdraft                                                              -                -                    -
 Open forward currency contracts                                             -                -                    -
 Closed forward currency contracts                                           -                -                    -
 Investment advisory services                                            2,222            1,076                  123
 Services provided by affiliates                                           622              142                   27
 Deferred Trustees' compensation                                           294              147                    1
 Other fees and expenses                                                   359              412                   47
                                                                        23,380           19,145                3,811
Net assets at June 30, 2002                                         $6,881,385       $2,275,379             $170,498
(Total:$ 23,101,339)
Investment securities and cash denominated in
non-U.S. currencies at cost                                         $6,794,850       $2,336,783             $178,320

Net assets consist of:
Capital paid in on shares of                                        $7,734,141       $2,515,739             $194,247
beneficial interest
Undistributed (distributions in excess of)                               5,145           16,422                1,547
net investment income (loss)
Undistributed (accumulated) net                                       (954,955)        (197,391)             (20,201)
realized gain (loss)
Net unrealized appreciation (depreciation)                              97,054          (59,391)              (5,095)
Net assets at June 30, 2002                                         $6,881,385       $2,275,379             $170,498

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net Assets (Total:  $12,727,390 )                                  $3,966,577       $1,584,279              $41,778
 Shares Outstanding                                                    108,155          136,235                4,441
 Net asset value per share                                              $36.67           $11.63                $9.41
Class 2:
 Net Assets (Total:  $10,373,949 )                                  $2,914,808         $691,100             $128,720
 Shares Outstanding                                                     79,958           59,582               13,714
 Net asset value per share                                              $36.45           $11.60                $9.39


                                                                     Blue Chip          Growth-                Asset
                                                                    Income and          Incoome           Allocation
                                                                   Growth Fund             Fund                Fund
Assets:

Investment securities at market                                       $331,167       $8,226,829           $1,834,532
Cash denominated in non-U.S. currencies                                      -            4,158                    -
Cash                                                                       102              255                   53
Receivables for:
 Sales of investments                                                        -           76,268                1,922
 Sales of fund's shares                                                  1,616            5,220                1,910
 Open forward currency contracts                                             -                -                  710
 Closed forward currency contracts                                           -                -                    -
 Dividends and interest                                                    633           12,017                8,997
Other assets                                                                 -                2                    -
                                                                       333,518        8,324,749            1,848,124
Liabilities:
Payables for:
 Purchases of investments                                                5,386           25,370                5,857
 Repurchases of fund's shares                                                -            5,677                  216
 Dividends on fund's shares                                                  -                -                    -
 Bank overdraft                                                              -                -                    -
 Open forward currency contracts                                             -                -                  775
 Closed forward currency contracts                                           -                -                    -
 Investment advisory services                                              133            2,315                  648
 Services provided by affiliates                                            54              751                  186
 Deferred Trustees' compensation                                             1              346                   76
 Other fees and expenses                                                     1               33                    7
                                                                         5,575           34,492                7,765
Net assets at June 30, 2002                                           $327,943       $8,290,257           $1,840,359
(Total:$ 23,101,339)
Investment securities and cash
denominated in
non-U.S. currencies at cost                                           $366,645       $8,198,645           $1,790,788

Net assets consist of:
Capital paid in on shares of                                          $361,410       $8,222,985           $1,784,560
beneficial interest
Undistributed (distributions in excess of)                               1,878           50,317               26,316
net investment income (loss)
Undistributed (accumulated) net                                            133          (15,392)             (14,208)
realized gain (loss)
Net unrealized appreciation (depreciation)                             (35,478)          32,347               43,691
Net assets at June 30, 2002                                           $327,943       $8,290,257           $1,840,359

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net Assets (Total:  $12,727,390 )                                     $58,163       $4,700,758             $931,462
 Shares Outstanding                                                      6,872          161,035               67,674
 Net asset value per share                                               $8.46           $29.19               $13.76
Class 2:
 Net Assets (Total:  $10,373,949 )                                    $269,780       $3,589,499             $908,897
 Shares Outstanding                                                     31,952          123,596               66,349
 Net asset value per share                                               $8.44           $29.04               $13.70

                                                                                                    U.S. Government/
                                                                                          High-            AAA-Rated
                                                                          Bond           Income           Securities
                                                                          Fund        Bond Fund                 Fund
Assets:

Investment securities at market                                       $670,619         $493,612             $569,107
Cash denominated in non-U.S. currencies                                      -                -                    -
Cash                                                                        44               84                    7
Receivables for:
 Sales of investments                                                       46              623                  126
 Sales of fund's shares                                                  2,045               16                2,350
 Open forward currency contracts                                           -                -                    -
 Closed forward currency contracts                                         -                -                    -
 Dividends and interest                                                 10,146           10,825                3,897
Other assets                                                               -                -                      1
                                                                       682,900          505,160              575,488
Liabilities:
Payables for:
 Purchases of investments                                                3,605            4,991               16,263
 Repurchases of fund's shares                                                -              578                    -
 Dividends on fund's shares                                                  -              -                      -
 Bank overdraft                                                              -              -                      -
 Open forward currency contracts                                             -              -                      -
 Closed forward currency contracts                                           -              113                    -
 Investment advisory services                                              264              218                  206
 Services provided by affiliates                                            99               34                   34
 Deferred Trustees' compensation                                             8               38                   30
 Other fees and expenses                                                     3                2                    2
                                                                         3,979            5,974               16,535
Net assets at June 30, 2002 (Total:$ 23,101,339)                      $678,921         $499,186             $558,953
Investment securities and cash denominated in
non-U.S. currencies at cost                                           $713,138         $639,607             $555,116

Net assets consist of:
Capital paid in on shares of                                          $709,773         $715,383             $549,394
beneficial interest
Undistributed (distributions                                            19,662           24,743               12,835
in excess of)
net investment income (loss)
Undistributed (accumulated) net                                         (8,032)         (94,990)             (17,267)
realized gain (loss)
Net unrealized appreciation (depreciation)                             (42,482)        (145,950)              13,991
Net assets at June 30, 2002                                           $678,921         $499,186             $558,953

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net Assets (Total:  $12,727,390 )                                    $189,993         $340,214             $385,620
 Shares Outstanding                                                     19,266           35,413               32,851
 Net asset value per share                                               $9.86            $9.61               $11.74
Class 2:
 Net Assets (Total:  $10,373,949 )                                    $488,928         $158,972             $173,333
 Shares Outstanding                                                     49,777           16,595               14,820
 Net asset value per share                                               $9.82            $9.58               $11.70


                                                                          Cash
                                                                    Management
                                                                          Fund
Assets:

Investment securities at market                                       $306,862
Cash denominated in non-U.S. currencies                                      -
Cash                                                                        72
Receivables for:
 Sales of investments                                                        -
 Sales of fund's shares                                                  6,721
 Open forward currency contracts                                             -
 Closed forward currency contracts                                           -
 Dividends and interest                                                      -
Other assets                                                                 1
                                                                       313,656
Liabilities:
Payables for:
 Purchases of investments                                                    -
 Repurchases of fund's shares                                                -
 Dividends on fund's shares                                                  -
 Bank overdraft                                                              -
 Open forward currency contracts                                             -
 Closed forward currency contracts                                           -
 Investment advisory services                                              113
 Services provided by affiliates                                            27
 Deferred Trustees' compensation                                            15
 Other fees and expenses                                                     1
                                                                           156
Net assets at June 30, 2002                                           $313,500
(Total:$ 23,101,339)
Investment securities and cash denominated in
non-U.S. currencies at cost                                           $306,862

Net assets consist of:
Capital paid in on shares of                                          $311,700
beneficial interest
Undistributed (distributions in excess of)                               1,822
net investment income (loss)
Undistributed (accumulated) net                                            (22)
realized gain (loss)
Net unrealized appreciation (depreciation)                                   -
Net assets at June 30, 2002                                           $313,500

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net Assets (Total:  $12,727,390 )                                    $186,613
 Shares Outstanding                                                     16,808
 Net asset value per share                                              $11.10
Class 2:
 Net Assets (Total:  $10,373,949 )                                    $126,887
 Shares Outstanding                                                     11,462
 Net asset value per share                                               $11.07





See Notes to Financial Statements


(dollars in thousands)
unaudited
Statement of operations
for the six months ended June 30, 2002
                                                                                          Global
                                                          Global        Global             Small
                                                       Discovery        Growth    Capitalization
                                                            Fund          Fund              Fund
Investment income:
Income (net of non-U.S. withholding tax):
 Dividends                                                   $60        $5,065            $1,437
 Interest                                                     45         1,180               648
                                                             105         6,245             2,085
Fees and expenses:
 Investment advisory services                                 50         2,701             1,826
 Distribution services - Class 2                               7           764               380
 Transfer agent services                                       -             2                 1
 Reports to shareholders                                       -             5                 3
 Registration statement and prospectus                         1            17                 9
 Postage, stationery and supplies                              -            11                 6
 Trustees' compensation                                        -             8                 4
 Auditing and legal                                            -            12                10
 Custodian                                                     1           103                42
 Taxes                                                         -            13                 7
 Other                                                         2             2                 4
                                                              61         3,638             2,292
 Net investment income (loss)                                 44         2,607              (207)

Net realized gain (loss) and unrealized
 appreciation (depreciation) on investments
 and non-U.S. currency:
Net realized gain (loss) on:
 Investments                                                (421)      (14,320)           (8,443)
 Non-U.S. currency transactions                               (1)         (168)               34
                                                            (422)      (14,488)           (8,409)
Net unrealized appreciation (depreciation) on:
 Investments                                              (1,844)      (55,672)           (8,898)
 Non-U.S. currency translations                                -            30              (110)
                                                          (1,844)      (55,642)           (9,008)
 Net realized gain (loss) and
  unrealized appreciation (depreciation)
  on investments and non-U.S. currency                    (2,266)      (70,130)          (17,417)
Net increase (decrease) in net assets resulting
 from operations                                         $(2,222)     $(67,523)         $(17,624)


                                                                                             New
                                                          Growth International             World
                                                            Fund          Fund              Fund
Investment income:
Income (net of non-U.S. withholding tax):
 Dividends                                               $17,780       $26,907            $2,131
 Interest                                                  6,918         1,552               935
                                                          24,698        28,459             3,066
Fees and expenses:
 Investment advisory services                             14,497         6,702               717
 Distribution services - Class 2                           3,837           844               160
 Transfer agent services                                      21             6                 1
 Reports to shareholders                                      50            15                 1
 Registration statement and prospectus                       161            48                 3
 Postage, stationery and supplies                            108            33                 2
 Trustees' compensation                                       87            29                 2
 Auditing and legal                                           95            30                 2
 Custodian                                                   238           571                43
 Taxes                                                       127            38                 3
 Other                                                         3             8                 1
                                                          19,224         8,324               935
 Net investment income (loss)                              5,474        20,135             2,131

Net realized gain (loss) and unrealized
 appreciation (depreciation) on investments
 and non-U.S. currency:
Net realized gain (loss) on:
 Investments                                            (582,896)      (12,122)              (43)
 Non-U.S. currency transactions                             (240)       (1,087)              (37)
                                                        (583,136)      (13,209)              (80)
Net unrealized appreciation (depreciation) on:
 Investments                                            (862,478)      (65,599)               93
 Non-U.S. currency translations                                5          (853)              (38)
                                                        (862,473)      (66,452)               55
 Net realized gain (loss) and
  unrealized appreciation (depreciation)
  on investments and non-U.S. currency                (1,445,609)      (79,661)              (25)
Net increase (decrease) in net assets resulting
 from operations                                     $(1,440,135)     $(59,526)           $2,106


                                                       Blue Chip       Growth-             Asset
                                                      Income and        Income        Allocation
                                                     Growth Fund          Fund             Fund
Investment income:
Income (net of non-U.S. withholding tax):
 Dividends                                                $2,573       $57,094           $11,101
 Interest                                                    207        12,952            20,399
                                                           2,780        70,046            31,500
Fees and expenses:
 Investment advisory services                                636        14,242             3,848
 Distribution services - Class 2                             246         4,361             1,030
 Transfer agent services                                       1            23                 5
 Reports to shareholders                                       1            55                11
 Registration statement and prospectus                         4           176                37
 Postage, stationery and supplies                              3           119                24
 Trustees' compensation                                        2            96                20
 Auditing and legal                                            2            97                20
 Custodian                                                     3           101                19
 Taxes                                                         4           137                29
 Other                                                         -             2                30
                                                             902        19,409             5,073
 Net investment income (loss)                              1,878        50,637            26,427

Net realized gain (loss) and unrealized
 appreciation (depreciation) on investments
 and non-U.S. currency:
Net realized gain (loss) on:
 Investments                                               1,134        96,711             2,272
 Non-U.S. currency transactions                                -            67               (37)
                                                           1,134        96,778             2,235
Net unrealized appreciation (depreciation) on:
 Investments                                             (37,440)     (866,319)         (102,096)
 Non-U.S. currency translations                                -             8               (62)
                                                         (37,440)     (866,311)         (102,158)
 Net realized gain (loss) and
  unrealized appreciation (depreciation)
  on investments and non-U.S. currency                   (36,306)     (769,533)          (99,923)
Net increase (decrease) in net assets resulting
 from operations                                        $(34,428)    $(718,896)         $(73,496)

                                                                                U.S. Government/
                                                                         High-         AAA-Rated
                                                            Bond        Income        Securities
                                                            Fund     Bond Fund              Fund
Investment income:
Income (net of non-U.S. withholding tax):
 Dividends                                                  $208          $447    $            -
 Interest                                                 21,979        27,598            14,411
                                                          22,187        28,045            14,411
Fees and expenses:
 Investment advisory services                              1,459         1,370             1,207
 Distribution services - Class 2                             523           205               187
 Transfer agent services                                       2             1                 2
 Reports to shareholders                                       4             3                 3
 Registration statement and prospectus                        12            11                11
 Postage, stationery and supplies                              8             8                 7
 Trustees' compensation                                        6             7                 6
 Auditing and legal                                            6             6                 6
 Custodian                                                     8             7                 5
 Taxes                                                         9             9                 9
 Other                                                         1             -                 -
                                                           2,038         1,627             1,443
 Net investment income (loss)                             20,149        26,418            12,968

Net realized gain (loss) and unrealized
 appreciation (depreciation) on investments
 and non-U.S. currency:
Net realized gain (loss) on:
 Investments                                              (3,093)      (17,199)             (252)
 Non-U.S. currency transactions                                4          (185)                0
                                                          (3,089)      (17,384)             (252)
Net unrealized appreciation (depreciation) on:
 Investments                                             (26,927)      (61,566)            7,212
 Non-U.S. currency translations                               36            69                 -
                                                         (26,891)      (61,497)            7,212
 Net realized gain (loss) and
  unrealized appreciation (depreciation)
  on investments and non-U.S. currency                   (29,980)      (78,881)            6,960
Net increase (decrease) in net assets resulting
 from operations                                         $(9,831)     $(52,463)          $19,928


                                                            Cash
                                                      Management
                                                            Fund
Investment income:
Income (net of non-U.S. withholding tax):
 Dividends                                            $        -
 Interest                                                  2,751
                                                           2,751
Fees and expenses:
 Investment advisory services                                690
 Distribution services - Class 2                             153
 Transfer agent services                                       1
 Reports to shareholders                                       2
 Registration statement and prospectus                         7
 Postage, stationery and supplies                              4
 Trustees' compensation                                        4
 Auditing and legal                                            3
 Custodian                                                     3
 Taxes                                                         6
 Other                                                         -
                                                             873
 Net investment income (loss)                              1,878

Net realized gain (loss) and unrealized
 appreciation (depreciation) on investments
 and non-U.S. currency:
Net realized gain (loss) on:
 Investments                                                  (2)
 Non-U.S. currency transactions                                -
                                                              (2)
Net unrealized appreciation (depreciation) on:
 Investments                                                   -
 Non-U.S. currency translations                                -
                                                               -
 Net realized gain (loss) and
  unrealized appreciation (depreciation)
  on investments and non-U.S. currency                        (2)
Net increase (decrease) in net assets resulting
 from operations                                          $1,876




See Notes to Financial Statements

Statement of changes in net assets

                                                                                      Global
                                                                                   Discovery
                                                                                        Fund
                                                                                  Six months         Period
                                                                                       ended           ended
                                                                                    June 30,    December 31,
                                                                                    2002 (1)        2001 (2)
Operations:
Net investment income (loss)                                                             $44             $48
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                         (422)            (99)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                    (1,844)           (561)
 Net increase (decrease) in net assets
  resulting from operations                                                           (2,222)           (612)

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
   Class 1                                                                                 -             (43)
   Class 2                                                                                 -             (12)
  Total dividends from net investment income                                               -             (55)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
   Class 1                                                                                 -               -
   Class 2                                                                                 -               -
  Long-term net realized gains:
   Class 1                                                                                 -               -
   Class 2                                                                                 -               -
   Total distributions from net realized gain on
     investments                                                                           -               -
Total dividends and distributions paid
 to shareholders                                                                           -             (55)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                            1,551           2,469
  Proceeds from reinvestments of dividends                                                 -              43
 and distributions
  Cost of shares repurchased                                                            (929)           (351)
  Net increase (decrease) from Class 1 transactions                                      622           2,161
 Class 2:
  Proceeds from shares sold                                                            5,355           6,340
  Proceeds from reinvestments of dividends                                                 -              12
 and distributions
  Cost of shares repurchased                                                          (1,559)         (2,292)
  Net increase (decrease) from Class 2 transactions                                    3,796           4,060
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                           4,418           6,221

Total increase (decrease) in net assets                                                2,196           5,554

Net assets:
Beginning of period                                                                   15,554     10,000  (3)
End of period                                                                        $17,750         $15,554
Undistributed net investment income (distributions
 in excess of net investment income)                                                     $44               -

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                            168             265
  Shares issued on reinvestments of dividends                                              -               5
 and distributions
  Shares repurchased                                                                    (102)            (39)
   Net increase (decrease) in shares outstanding                                          66             231
 Class 2:
  Shares sold                                                                            587             689
  Shares issued on reinvestments of dividends                                              -               1
 and distributions
  Shares repurchased                                                                    (169)           (249)
   Net increase (decrease) in shares outstanding                                         418             441


                                                                                      Global
                                                                                      Growth
                                                                                        Fund
                                                                                  Six months           Year
                                                                                       ended           ended
                                                                                    June 30,    December 31,
                                                                                    2002 (1)             2001
Operations:
Net investment income (loss)                                                          $2,607          $8,132
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                      (14,488)       (111,863)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                   (55,642)        (28,140)
 Net increase (decrease) in net assets
  resulting from operations                                                          (67,523)       (131,871)

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
   Class 1                                                                            (2,097)         (2,367)
   Class 2                                                                            (5,278)         (4,159)
  Total dividends from net investment income                                          (7,375)         (6,526)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
   Class 1                                                                                 -          (6,370)
   Class 2                                                                                 -         (14,724)
  Long-term net realized gains:
   Class 1                                                                                 -         (15,691)
   Class 2                                                                                 -         (36,268)
   Total distributions from net realized gain on
     investments                                                                           -         (73,053)
Total dividends and distributions paid
 to shareholders                                                                      (7,375)        (79,579)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                            6,992          15,584
  Proceeds from reinvestments of dividends                                             2,097          24,428
 and distributions
  Cost of shares repurchased                                                         (18,694)        (74,843)
  Net increase (decrease) from Class 1 transactions                                   (9,605)        (34,831)
 Class 2:
  Proceeds from shares sold                                                           93,975         280,139
  Proceeds from reinvestments of dividends                                             5,278          55,151
 and distributions
  Cost of shares repurchased                                                         (39,953)       (154,105)
  Net increase (decrease) from Class 2 transactions                                   59,300         181,185
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                          49,695         146,354

Total increase (decrease) in net assets                                              (25,203)        (65,096)

Net assets:
Beginning of period                                                                  814,640         879,736
End of period                                                                       $789,437        $814,640
Undistributed net investment income (distributions
 in excess of net investment income)                                                  $2,367          $7,135

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                            532           1,046
  Shares issued on reinvestments of dividends                                            174           1,712
 and distributions
  Shares repurchased                                                                  (1,427)         (5,122)
   Net increase (decrease) in shares outstanding                                        (721)         (2,364)
 Class 2:
  Shares sold                                                                          7,165          18,480
  Shares issued on reinvestments of dividends                                            438           3,873
 and distributions
  Shares repurchased                                                                  (3,071)        (10,215)
   Net increase (decrease) in shares outstanding                                       4,532          12,138

                                                                                      Global
                                                                                       Small
                                                                              Capitalization
                                                                                        Fund
                                                                                  Six months            Year
                                                                                       ended           ended
                                                                                    June 30,    December 31,
                                                                                    2002 (1)             2001
Operations:
Net investment income (loss)                                                           $(207)           $229
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                       (8,409)        (85,763)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                    (9,008)         27,616
 Net increase (decrease) in net assets
  resulting from operations                                                          (17,624)        (57,918)

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
   Class 1                                                                            (1,247)         (1,751)
   Class 2                                                                            (2,110)         (2,059)
  Total dividends from net investment income                                          (3,357)         (3,810)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
   Class 1                                                                                 -               -
   Class 2                                                                                 -               -
  Long-term net realized gains:
   Class 1                                                                                 -         (11,177)
   Class 2                                                                                 -         (16,334)
   Total distributions from net realized gain on
     investments                                                                           -         (27,511)
Total dividends and distributions paid
 to shareholders                                                                      (3,357)        (31,321)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                           18,375          19,224
  Proceeds from reinvestments of dividends                                             1,247          12,928
 and distributions
  Cost of shares repurchased                                                         (18,470)        (55,493)
  Net increase (decrease) from Class 1 transactions                                    1,152         (23,341)
 Class 2:
  Proceeds from shares sold                                                          159,927         203,609
  Proceeds from reinvestments of dividends                                             2,110          18,393
 and distributions
  Cost of shares repurchased                                                        (107,492)       (133,948)
  Net increase (decrease) from Class 2 transactions                                   54,545          88,054
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                          55,697          64,713

Total increase (decrease) in net assets                                               34,716         (24,526)

Net assets:
Beginning of period                                                                  423,055         447,581
End of period                                                                       $457,771        $423,055
Undistributed net investment income (distributions
 in excess of net investment income)                                                 $(5,937)        $(2,373)

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                          1,540           1,565
  Shares issued on reinvestments of dividends                                            113           1,094
 and distributions
  Shares repurchased                                                                  (1,577)         (4,650)
   Net increase (decrease) in shares outstanding                                          76          (1,991)
 Class 2:
  Shares sold                                                                         13,580          16,990
  Shares issued on reinvestments of dividends                                            192           1,559
 and distributions
  Shares repurchased                                                                  (9,147)        (11,158)
   Net increase (decrease) in shares outstanding                                       4,625           7,391



                                                                                      Growth
                                                                                        Fund
                                                                                  Six months            Year
                                                                                       ended           ended
                                                                                    June 30,    December 31,
                                                                                    2002 (1)             2001
Operations:
Net investment income (loss)                                                          $5,474         $22,248
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                     (583,136)       (367,185)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                  (862,473)     (1,476,348)
 Net increase (decrease) in net assets
  resulting from operations                                                       (1,440,135)     (1,821,285)

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
   Class 1                                                                                 -         (39,229)
   Class 2                                                                                 -         (11,788)
  Total dividends from net investment income                                               -         (51,017)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
   Class 1                                                                                 -        (285,720)
   Class 2                                                                                 -        (119,385)
  Long-term net realized gains:
   Class 1                                                                                 -      (1,327,628)
   Class 2                                                                                 -        (554,736)
   Total distributions from net realized gain on
     investments                                                                           -      (2,287,469)
Total dividends and distributions paid
 to shareholders                                                                           -      (2,338,486)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                           14,030          42,734
  Proceeds from reinvestments of dividends                                                 -       1,652,579
 and distributions
  Cost of shares repurchased                                                        (403,363)     (1,177,234)
  Net increase (decrease) from Class 1 transactions                                 (389,333)        518,079
 Class 2:
  Proceeds from shares sold                                                          629,985       1,176,281
  Proceeds from reinvestments of dividends                                                 -         685,907
 and distributions
  Cost of shares repurchased                                                         (63,538)       (108,634)
  Net increase (decrease) from Class 2 transactions                                  566,447       1,753,554
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                         177,114       2,271,633

Total increase (decrease) in net assets                                           (1,263,021)     (1,888,138)

Net assets:
Beginning of period                                                                8,144,406      10,032,544
End of period                                                                     $6,881,385      $8,144,406
Undistributed net investment income (distributions
 in excess of net investment income)                                                  $5,145           $(329)

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                            331             741
  Shares issued on reinvestments of dividends                                              -          34,385
 and distributions
  Shares repurchased                                                                  (9,732)        (21,996)
   Net increase (decrease) in shares outstanding                                      (9,401)         13,130
 Class 2:
  Shares sold                                                                         14,931          22,369
  Shares issued on reinvestments of dividends                                              -          14,323
 and distributions
  Shares repurchased                                                                  (1,585)         (2,231)
   Net increase (decrease) in shares outstanding                                      13,346          34,461



                                                                               International
                                                                                        Fund
                                                                                  Six months           Year
                                                                                       ended           ended
                                                                                    June 30,    December 31,
                                                                                    2002 (1)             2001
Operations:
Net investment income (loss)                                                         $20,135         $36,937
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                      (13,209)       (181,046)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                   (66,452)       (485,597)
 Net increase (decrease) in net assets
  resulting from operations                                                          (59,526)       (629,706)

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
   Class 1                                                                            (9,926)        (23,844)
   Class 2                                                                            (2,726)         (5,446)
  Total dividends from net investment income                                         (12,652)        (29,290)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
   Class 1                                                                               -           (40,825)
   Class 2                                                                               -           (11,611)
  Long-term net realized gains:
   Class 1                                                                               -          (536,864)
   Class 2                                                                               -          (152,686)
   Total distributions from net realized gain on
     investments                                                                         -          (741,986)
Total dividends and distributions paid
 to shareholders                                                                     (12,652)       (771,276)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                           41,721          48,357
  Proceeds from reinvestments of dividends                                             9,926         601,533
 and distributions
  Cost of shares repurchased                                                        (188,128)       (519,922)
  Net increase (decrease) from Class 1 transactions                                 (136,481)        129,968
 Class 2:
  Proceeds from shares sold                                                        1,022,058       1,778,031
  Proceeds from reinvestments of dividends                                             2,726         169,743
 and distributions
  Cost of shares repurchased                                                        (940,842)     (1,607,673)
  Net increase (decrease) from Class 2 transactions                                   83,942         340,101
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                         (52,539)        470,069

Total increase (decrease) in net assets                                             (124,717)       (930,913)

Net assets:
Beginning of period                                                                2,400,096       3,331,009
End of period                                                                     $2,275,379      $2,400,096
Undistributed net investment income (distributions
 in excess of net investment income)                                                 $16,422          $8,939

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                          3,447           3,149
  Shares issued on reinvestments of dividends                                            873          45,296
 and distributions
  Shares repurchased                                                                 (15,580)        (34,520)
   Net increase (decrease) in shares outstanding                                     (11,260)         13,925
 Class 2:
  Shares sold                                                                         85,480         127,137
  Shares issued on reinvestments of dividends                                            241          12,811
 and distributions
  Shares repurchased                                                                 (78,577)       (115,811)
   Net increase (decrease) in shares outstanding                                       7,144          24,137



                                                                                         New
                                                                                  World Fund
                                                                                  Six months            Year
                                                                                       ended           ended
                                                                                    June 30,    December 31,
                                                                                    2002 (1)             2001
Operations:
Net investment income (loss)                                                          $2,131          $3,519
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                          (80)        (18,762)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                        55           8,364
 Net increase (decrease) in net assets
  resulting from operations                                                            2,106          (6,879)

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
   Class 1                                                                              (777)            (80)
   Class 2                                                                            (2,122)           (212)
  Total dividends from net investment income                                          (2,899)           (292)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
   Class 1                                                                               -               -
   Class 2                                                                               -               -
  Long-term net realized gains:
   Class 1                                                                               -               -
   Class 2                                                                               -               -
   Total distributions from net realized gain on
     investments                                                                         -               -
Total dividends and distributions paid
 to shareholders                                                                      (2,899)           (292)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                           13,410           8,512
  Proceeds from reinvestments of dividends                                               777              80
 and distributions
  Cost of shares repurchased                                                          (8,629)        (15,206)
  Net increase (decrease) from Class 1 transactions                                    5,558          (6,614)
 Class 2:
  Proceeds from shares sold                                                          197,728          64,259
  Proceeds from reinvestments of dividends                                             2,122             212
 and distributions
  Cost of shares repurchased                                                        (186,634)        (45,243)
  Net increase (decrease) from Class 2 transactions                                   13,216          19,228
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                          18,774          12,614

Total increase (decrease) in net assets                                               17,981           5,443

Net assets:
Beginning of period                                                                  152,517         147,074
End of period                                                                       $170,498        $152,517
Undistributed net investment income (distributions
 in excess of net investment income)                                                  $1,547          $2,315

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                          1,328             890
  Shares issued on reinvestments of dividends                                             83               8
 and distributions
  Shares repurchased                                                                    (860)         (1,626)
   Net increase (decrease) in shares outstanding                                         551            (728)
 Class 2:
  Shares sold                                                                         19,977           6,675
  Shares issued on reinvestments of dividends                                            226              22
 and distributions
  Shares repurchased                                                                 (18,793)         (4,718)
   Net increase (decrease) in shares outstanding                                       1,410           1,979

                                                                                   Blue Chip
                                                                                      Income
                                                                                         and
                                                                                 Growth Fund
                                                                                  Six months          Period
                                                                                       ended           ended
                                                                                    June 30,    December 31,
                                                                                    2002 (1)        2001 (2)
Operations:
Net investment income (loss)                                                          $1,878            $664
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                        1,134          (1,001)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                   (37,440)          1,962
 Net increase (decrease) in net assets
  resulting from operations                                                          (34,428)          1,625

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
   Class 1                                                                               -              (234)
   Class 2                                                                               -              (447)
  Total dividends from net investment income                                             -              (681)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
   Class 1                                                                               -               -
   Class 2                                                                               -               -
  Long-term net realized gains:
   Class 1                                                                               -               -
   Class 2                                                                               -               -
   Total distributions from net realized gain on
     investments                                                                         -               -
Total dividends and distributions paid
 to shareholders                                                                         -              (681)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                           20,306          39,381
  Proceeds from reinvestments of dividends                                               -               234
 and distributions
  Cost of shares repurchased                                                          (3,994)         (1,071)
  Net increase (decrease) from Class 1 transactions                                   16,312          38,544
 Class 2:
  Proceeds from shares sold                                                          187,514         111,167
  Proceeds from reinvestments of dividends                                               -               447
 and distributions
  Cost of shares repurchased                                                          (1,126)         (1,431)
  Net increase (decrease) from Class 2 transactions                                  186,388         110,183
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                         202,700         148,727

Total increase (decrease) in net assets                                              168,272         149,671

Net assets:
Beginning of period                                                                  159,671      10,000 (3)
End of period                                                                       $327,943        $159,671
Undistributed net investment income (distributions
 in excess of net investment income)                                                  $1,878               -

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                          2,176           4,224
  Shares issued on reinvestments of dividends                                              -              25
 and distributions
  Shares repurchased                                                                    (437)           (116)
   Net increase (decrease) in shares outstanding                                       1,739           4,133
 Class 2:
  Shares sold                                                                         20,258          11,929
  Shares issued on reinvestments of dividends                                              -              48
 and distributions
  Shares repurchased                                                                    (127)           (156)
   Net increase (decrease) in shares outstanding                                      20,131          11,821



                                                                                     Growth-
                                                                                      Income
                                                                                        Fund
                                                                                  Six months            Year
                                                                                       ended           ended
                                                                                    June 30,    December 31,
                                                                                    2002 (1)             2001
Operations:
Net investment income (loss)                                                         $50,637        $118,563
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                       96,778        (109,806)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                  (866,311)        208,456
 Net increase (decrease) in net assets
  resulting from operations                                                         (718,896)        217,213

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
   Class 1                                                                               -          (117,580)
   Class 2                                                                               -           (47,277)
  Total dividends from net investment income                                             -          (164,857)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
   Class 1                                                                               -           (83,253)
   Class 2                                                                               -           (36,244)
  Long-term net realized gains:
   Class 1                                                                               -          (525,823)
   Class 2                                                                               -          (228,914)
   Total distributions from net realized gain on
     investments                                                                         -          (874,234)
Total dividends and distributions paid
 to shareholders                                                                         -        (1,039,091)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                           11,620          45,333
  Proceeds from reinvestments of dividends                                                 -         726,656
 and distributions
  Cost of shares repurchased                                                        (327,233)       (791,224)
  Net increase (decrease) from Class 1 transactions                                 (315,613)        (19,235)
 Class 2:
  Proceeds from shares sold                                                          741,231       1,180,743
  Proceeds from reinvestments of dividends                                                 -         312,435
 and distributions
  Cost of shares repurchased                                                         (31,180)        (31,041)
  Net increase (decrease) from Class 2 transactions                                  710,051       1,462,137
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                         394,438       1,442,902

Total increase (decrease) in net assets                                             (324,458)        621,024

Net assets:
Beginning of period                                                                8,614,715       7,993,691
End of period                                                                     $8,290,257      $8,614,715
Undistributed net investment income (distributions
 in excess of net investment income)                                                 $50,317           $(320)

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                            370           1,337
  Shares issued on reinvestments of dividends                                              -          22,815
 and distributions
  Shares repurchased                                                                 (10,522)        (23,921)
   Net increase (decrease) in shares outstanding                                     (10,152)            231
 Class 2:
  Shares sold                                                                         23,707          35,974
  Shares issued on reinvestments of dividends                                              -           9,837
 and distributions
  Shares repurchased                                                                  (1,032)         (1,011)
   Net increase (decrease) in shares outstanding                                      22,675          44,800



                                                                                       Asset
                                                                                  Allocation
                                                                                       Fund
                                                                                  Six months            Year
                                                                                       ended           ended
                                                                                    June 30,    December 31,
                                                                                    2002 (1)             2001
Operations:
Net investment income (loss)                                                         $26,427         $52,066
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                        2,235         (16,900)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                  (102,158)        (21,889)
 Net increase (decrease) in net assets
  resulting from operations                                                          (73,496)         13,277

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
   Class 1                                                                               -           (40,072)
   Class 2                                                                               -           (19,597)
  Total dividends from net investment income                                             -           (59,669)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
   Class 1                                                                               -            (1,619)
   Class 2                                                                               -              (831)
  Long-term net realized gains:
   Class 1                                                                               -           (61,794)
   Class 2                                                                               -           (31,716)
   Total distributions from net realized gain on
     investments                                                                         -           (95,960)
Total dividends and distributions paid
 to shareholders                                                                         -          (155,629)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                            9,683          16,283
  Proceeds from reinvestments of dividends                                               -           103,485
 and distributions
  Cost of shares repurchased                                                         (53,925)       (148,486)
  Net increase (decrease) from Class 1 transactions                                  (44,242)        (28,718)
 Class 2:
  Proceeds from shares sold                                                          225,534         286,711
  Proceeds from reinvestments of dividends                                               -            52,144
 and distributions
  Cost of shares repurchased                                                          (9,058)        (15,325)
  Net increase (decrease) from Class 2 transactions                                  216,476         323,530
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                         172,234         294,812

Total increase (decrease) in net assets                                               98,738         152,460

Net assets:
Beginning of period                                                                1,741,621       1,589,161
End of period                                                                     $1,840,359      $1,741,621
Undistributed net investment income (distributions
 in excess of net investment income)                                                 $26,316           $(111)

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                            674           1,101
  Shares issued on reinvestments of dividends                                            -             7,222
 and distributions
  Shares repurchased                                                                  (3,770)         (9,876)
   Net increase (decrease) in shares outstanding                                      (3,096)         (1,553)
 Class 2:
  Shares sold                                                                         15,777          19,725
  Shares issued on reinvestments of dividends                                            -             3,646
 and distributions
  Shares repurchased                                                                    (643)         (1,055)
   Net increase (decrease) in shares outstanding                                      15,134          22,316





                                                                                   Bond Fund
                                                                                  Six months            Year
                                                                                       ended            ende
                                                                                    June 30,    December 31,
                                                                                    2002 (1)             2001
Operations:
Net investment income (loss)                                                         $20,149         $29,530
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                       (3,089)         (1,060)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                   (26,891)            654
 Net increase (decrease) in net assets
  resulting from operations                                                           (9,831)         29,124

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
   Class 1                                                                            (8,386)         (9,147)
   Class 2                                                                           (20,697)        (11,820)
  Total dividends from net investment income                                         (29,083)        (20,967)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
   Class 1                                                                               -               -
   Class 2                                                                               -               -
  Long-term net realized gains:
   Class 1                                                                               -               -
   Class 2                                                                               -               -
   Total distributions from net realized gain on
     investments                                                                         -               -
Total dividends and distributions paid
 to shareholders                                                                     (29,083)        (20,967)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                           16,593          62,438
  Proceeds from reinvestments of dividends                                             8,386           9,147
 and distributions
  Cost of shares repurchased                                                         (18,030)        (32,905)
  Net increase (decrease) from Class 1 transactions                                    6,949          38,680
 Class 2:
  Proceeds from shares sold                                                          155,153         199,350
  Proceeds from reinvestments of dividends                                            20,697          11,820
 and distributions
  Cost of shares repurchased                                                          (7,489)        (10,207)
  Net increase (decrease) from Class 2 transactions                                  168,361         200,963
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                         175,310         239,643

Total increase (decrease) in net assets                                              136,396         247,800

Net assets:
Beginning of period                                                                  542,525         294,725
End of period                                                                       $678,921        $542,525
Undistributed net investment income (distributions
 in excess of net investment income)                                                 $19,662         $28,596

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                          1,583           6,010
  Shares issued on reinvestments of dividends                                            839             900
 and distributions
  Shares repurchased                                                                  (1,722)         (3,140)
   Net increase (decrease) in shares outstanding                                         700           3,770
 Class 2:
  Shares sold                                                                         14,864          19,184
  Shares issued on reinvestments of dividends                                          2,078           1,165
 and distributions
  Shares repurchased                                                                    (716)           (982)
   Net increase (decrease) in shares outstanding                                      16,226          19,367




                                                                                 High-Income
                                                                                   Bond Fund
                                                                                  Six months            Year
                                                                                       ended           ended
                                                                                    June 30,    December 31,
                                                                                    2002 (1)             2001
Operations:
Net investment income (loss)                                                         $26,418         $54,046
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                      (17,384)        (61,063)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                   (61,497)         49,657
 Net increase (decrease) in net assets
  resulting from operations                                                          (52,463)         42,640

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
   Class 1                                                                           (35,097)        (46,609)
   Class 2                                                                           (16,126)        (15,011)
  Total dividends from net investment income                                         (51,223)        (61,620)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
   Class 1                                                                               -               -
   Class 2                                                                               -               -
  Long-term net realized gains:
   Class 1                                                                               -               -
   Class 2                                                                               -               -
   Total distributions from net realized gain on
     investments                                                                         -               -
Total dividends and distributions paid
 to shareholders                                                                     (51,223)        (61,620)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                           11,632          29,661
  Proceeds from reinvestments of dividends                                            35,097          46,609
 and distributions
  Cost of shares repurchased                                                         (38,859)        (94,887)
  Net increase (decrease) from Class 1 transactions                                    7,870         (18,617)
 Class 2:
  Proceeds from shares sold                                                           28,687          47,360
  Proceeds from reinvestments of dividends                                            16,126          15,011
 and distributions
  Cost of shares repurchased                                                          (8,919)        (18,239)
  Net increase (decrease) from Class 2 transactions                                   35,894          44,132
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                          43,764          25,515

Total increase (decrease) in net assets                                              (59,922)          6,535

Net assets:
Beginning of period                                                                  559,108         552,573
End of period                                                                       $499,186        $559,108
Undistributed net investment income (distributions
 in excess of net investment income)                                                 $24,743         $49,548

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                            998           2,412
  Shares issued on reinvestments of dividends                                          3,563           4,088
 and distributions
  Shares repurchased                                                                  (3,388)         (7,809)
   Net increase (decrease) in shares outstanding                                       1,173          (1,309)
 Class 2:
  Shares sold                                                                          2,475           3,873
  Shares issued on reinvestments of dividends                                          1,642           1,319
 and distributions
  Shares repurchased                                                                    (788)         (1,508)
   Net increase (decrease) in shares outstanding                                       3,329           3,684


                                                                            U.S. Government/
                                                                                   AAA-Rated
                                                                                  Securities
                                                                                        Fund
                                                                                  Six months            Year
                                                                                       ended           ended
                                                                                    June 30,    December 31,
                                                                                    2002 (1)             2001
Operations:
Net investment income (loss)                                                         $12,968         $26,415
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                         (252)          6,883
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                     7,212          (1,635)
 Net increase (decrease) in net assets
  resulting from operations                                                           19,928          31,663

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
   Class 1                                                                           (18,187)        (20,961)
   Class 2                                                                            (8,137)         (5,339)
  Total dividends from net investment income                                         (26,324)        (26,300)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
   Class 1                                                                               -               -
   Class 2                                                                               -               -
  Long-term net realized gains:
   Class 1                                                                               -               -
   Class 2                                                                               -               -
   Total distributions from net realized gain on
     investments                                                                         -               -
Total dividends and distributions paid
 to shareholders                                                                     (26,324)        (26,300)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                           18,559          65,449
  Proceeds from reinvestments of dividends                                            18,187          20,961
 and distributions
  Cost of shares repurchased                                                         (32,686)        (67,070)
  Net increase (decrease) from Class 1 transactions                                    4,060          19,340
 Class 2:
  Proceeds from shares sold                                                          120,212          76,594
  Proceeds from reinvestments of dividends                                             8,137           5,339
 and distributions
  Cost of shares repurchased                                                         (89,951)        (15,692)
  Net increase (decrease) from Class 2 transactions                                   38,398          66,241
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                          42,458          85,581

Total increase (decrease) in net assets                                               36,062          90,944

Net assets:
Beginning of period                                                                  522,891         431,947
End of period                                                                       $558,953        $522,891
Undistributed net investment income (distributions
 in excess of net investment income)                                                 $12,835         $26,191

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                          1,545           5,488
  Shares issued on reinvestments of dividends                                          1,551           1,823
 and distributions
  Shares repurchased                                                                  (2,719)         (5,650)
   Net increase (decrease) in shares outstanding                                         377           1,661
 Class 2:
  Shares sold                                                                         10,021           6,465
  Shares issued on reinvestments of dividends                                            696             466
 and distributions
  Shares repurchased                                                                  (7,518)         (1,328)
   Net increase (decrease) in shares outstanding                                       3,199           5,603



                                                                                        Cash
                                                                                  Management
                                                                                        Fund
                                                                                  Six months            Year
                                                                                       ended           ended
                                                                                    June 30,    December 31,
                                                                                    2002 (1)             2001
Operations:
Net investment income (loss)                                                          $1,878         $10,539
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                           (2)              9
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                       -               -
 Net increase (decrease) in net assets
  resulting from operations                                                            1,876          10,548

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
   Class 1                                                                            (5,923)        (12,736)
   Class 2                                                                            (4,462)         (3,838)
  Total dividends from net investment income                                         (10,385)        (16,574)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
   Class 1                                                                               (16)            -
   Class 2                                                                               (12)            -
  Long-term net realized gains:
   Class 1                                                                               -               -
   Class 2                                                                               -               -
   Total distributions from net realized gain on
     investments                                                                         (28)            -
Total dividends and distributions paid
 to shareholders                                                                     (10,413)        (16,574)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                           64,877         238,377
  Proceeds from reinvestments of dividends                                             5,939          12,736
 and distributions
  Cost of shares repurchased                                                         (97,527)       (238,898)
  Net increase (decrease) from Class 1 transactions                                  (26,711)         12,215
 Class 2:
  Proceeds from shares sold                                                          738,513         498,354
  Proceeds from reinvestments of dividends                                             4,474           3,838
 and distributions
  Cost of shares repurchased                                                        (739,721)       (422,493)
  Net increase (decrease) from Class 2 transactions                                    3,266          79,699
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                         (23,445)         91,914

Total increase (decrease) in net assets                                              (31,982)         85,888

Net assets:
Beginning of period                                                                  345,482         259,594
End of period                                                                       $313,500        $345,482
Undistributed net investment income (distributions
 in excess of net investment income)                                                  $1,822         $10,329

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                          5,686          20,550
  Shares issued on reinvestments of dividends                                            535           1,131
 and distributions
  Shares repurchased                                                                  (8,527)        (20,631)
   Net increase (decrease) in shares outstanding                                      (2,306)          1,050
 Class 2:
  Shares sold                                                                         64,832          43,724
  Shares issued on reinvestments of dividends                                            404             342
 and distributions
  Shares repurchased                                                                 (64,987)        (37,080)
   Net increase (decrease) in shares outstanding                                         249           6,986

(1) Unaudited
(2) For the period July 5, 2001, commencement of operations, through December 31, 2001
(3) Represents initial capitalization from the sale of 1,000,000 Class 1 shares of beneficial interest






See Notes to Financial Statements

Notes to financial statements      unaudited

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Funds Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 13 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds' investment objectives are as follows:

Global Discovery Fund              Long-term growth of capital by investing primarily in stocks of companies in the service and information area of the global economy.

Global Growth Fund                 Long-term growth of capital by investing primarily in common stocks  of companies located around the world.

Global Small Capitalization Fund   Long-term growth of capital by investing primarily in stocks of smaller companies located around the world.

Growth Fund                        Long-term growth of capital by investing primarily in common stocks of companies that offer opportunities for growth of capital.

International Fund                 Long-term growth of capital by investing primarily in common stocks of companies located outside the United States.

New World Fund                     Long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

Blue Chip Income and Growth Fund   To produce income exceeding the average yield on U.S. stocks and to provide an opportunity for growth of principal.

Growth-Income Fund                 Growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

Asset Allocation Fund              High total return (including income and capital gains) consistent with long-term preservation of capital.

Bond Fund                          As high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

High-Income Bond Fund (formerly    High current income and, secondarily, capital appreciation by investing primarily in
known as High-Yield Bond Fund)     intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

U.S. Government/AAA-Rated Securities   A high level of current income consistent with prudent investment risk and preservation
Fund                               of capital by investing primarily in a combination of securities guaranteed by the U.S.
                                   government and other debt securities rated AAA or Aaa.

Cash Management Fund               High current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.


Each fund offers two share classes (Class 1 and 2). Holders of each share class have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Class 2 shares have different fees and expenses ("class-specific fees and expenses"), primarily due to arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:

SECURITY VALUATION - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the Board of Trustees. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily between Class 1 and Class 2 based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accured daily and charged directly to the respective share class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the series values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses, capital losses related to sales of securities within 30 days of purchase, unrealized appreciation or depreciation of certain investments in non-U.S. securities, cost of investments sold and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds.

The funds indicated in the following table had capital loss carryforwards available at June 30, 2002. These amounts may be used to offset capital gains realized during subsequent years expiring December 31, 2005, through December 31, 2009, and thereby relieve the funds and their shareholders of any federal income tax liability with respect to the capital gains that are so offset. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Additional tax basis disclosures as of  June 30, 2002 are as follows:


 (dollars in thousands)


                                                                                  Global              Global         Global Small
                                                                               Discovery              Growth       Capitalization
                                                                                    Fund                Fund                 Fund
 Undistributed (distributions
  in excess of) net investment income and currency
   gains (losses)                                                                     $43              $2,219                $(283)
 Undistributed (Accumulated) short-term gains (losses)                               (522)           (101,535)             (95,874)
 Undistributed (Accumulated) long-term gains (losses)                                   -             (24,321)             (16,063)
 Gross unrealized appreciation                                                        490              79,507               64,443
 Gross unrealized depreciation                                                     (2,895)           (188,557)             (96,781)
 Cost of portfolio securities and cash denominated
  in non-U.S. currencies, excluding forward currency
   contracts                                                                       20,427             898,604              499,484


  Capital loss carryforward expires in:
 2009                                                                                $100            $101,126              $94,474
 2008                                                                                   -                   -                    -
 2007                                                                                   -                   -                    -
 2006                                                                                   -                   -                    -
 2005                                                                                   -                   -                    -
                                                                                     $100            $101,126              $94,474



                                                                                                                              New
                                                                                  Growth       International                World
                                                                                    Fund                Fund                 Fund
 Undistributed (distributions
  in excess of) net investment income and currency
   gains (losses)                                                             $     4,863          $   16,866          $     2,030
 Undistributed (Accumulated) short-term gains (losses)                           (513,262)           (152,055)             (17,839)
 Undistributed (Accumulated) long-term gains (losses)                            (429,428)            (43,477)              (2,329)
 Gross unrealized appreciation                                                  1,359,110             375,222               17,523
 Gross unrealized depreciation                                                 (1,273,746)           (437,058)             (23,097)
 Cost of portfolio securities and cash denominated
  in non-U.S. currencies, excluding forward currency
   contracts                                                                    6,806,538           2,338,938              178,833


  Capital loss carryforward expires in:
 2009                                                                            $257,703            $147,937              $16,564
 2008                                                                                   -                   -                    -
 2007                                                                                   -                   -                    -
 2006                                                                                   -                   -                    -
 2005                                                                                   -                   -                    -
                                                                                 $257,703            $147,937              $16,564

                                                                                    Blue
                                                                                    Chip
                                                                                  Income             Growth-                Asset
                                                                              and Growth              Income           Allocation
                                                                                    Fund                Fund                 Fund
 Undistributed (distributions
  in excess of) net investment income and currency
   gains (losses)                                                             $     1,878        $     50,730        $      26,323
 Undistributed (Accumulated) short-term gains (losses)                                646             (92,688)             (13,857)
 Undistributed (Accumulated) long-term gains (losses)                                   -              80,474                 (314)
 Gross unrealized appreciation                                                      6,495           1,274,470              218,300
 Gross unrealized depreciation                                                    (42,485)         (1,245,373)            (174,556)
 Cost of portfolio securities and cash denominated
  in non-U.S. currencies, excluding forward currency
   contracts                                                                      367,157           8,201,890            1,790,788


  Capital loss carryforward expires in:
 2009                                                                              $1,001             $58,335              $14,728
 2008                                                                                   -                   -                   -
 2007                                                                                   -                   -                   -
 2006                                                                                   -                   -                   -
 2005                                                                                   -                   -                   -
                                                                                   $1,001             $58,335              $14,728

                                                                                                                            U.S.
                                                                                                                      Government/
                                                                                                 High-Income            AAA-Rated
                                                                                    Bond                Bond          Securities
                                                                                    Fund                Fund                 Fund
 Undistributed (distributions
  in excess of) net investment income and currency
   gains (losses)                                                            $     19,998        $     25,850            $  12,865
 Undistributed (Accumulated) short-term gains (losses)                             (6,177)            (70,642)             (18,150)
 Undistributed (Accumulated) long-term gains (losses)                              (1,705)            (24,051)                 883
 Gross unrealized appreciation                                                     12,933              16,985               14,588
 Gross unrealized depreciation                                                    (55,697)           (163,472)                (597)
 Cost of portfolio securities and cash denominated
  in non-U.S. currencies, excluding forward currency
   contracts                                                                      713,383             640,099              555,116


  Capital loss carryforward expires in:
 2009                                                                                $534             $54,476                    -
 2008                                                                               2,909                   -                    -
 2007                                                                                 154                 973                4,777
 2006                                                                               1,346              11,417                3,594
 2005                                                                                   -                   -                8,188
                                                                                   $4,943             $66,866              $16,559



                                                                                    Cash
                                                                              Management
                                                                                    Fund
 Undistributed (distributions
  in excess of) net investment income and currency
   gains (losses)                                                            $      1,837
 Undistributed (Accumulated) short-term gains (losses)                                (22)
 Undistributed (Accumulated) long-term gains (losses)                                   -
 Gross unrealized appreciation                                                          -
 Gross unrealized depreciation                                                          -
 Cost of portfolio securities and cash denominated
  in non-U.S. currencies, excluding forward currency
   contracts                                                                      306,862


  Capital loss carryforward expires in:
 2009                                                                                  -
 2008                                                                                  -
 2007                                                                                  -
 2006                                                                                  -
 2005                                                                                  -
                                                                                        -

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the series' investment adviser, is the parent company of American Funds Distributors ("AFD"), the principal underwriter of the series' shares, and American Funds Service Company ("AFS"), the series' transfer agent.

INVESTMENT ADVISORY SERVICES - The aggregate fee of $49,945,000 for management services was incurred by the series pursuant to an agreement with CRMC. The Investment Advisory and Service Agreement provides for monthly fees, accured daily, based on annual rates that generally decrease as average net asset levels increase. The range of rates, asset levels, and the current annualized rates of average net assets are as follows:



                                                           Rates
                                                       Beginning      Ending
Fund                                                        with        with
Global Discovery                                          .580 %
Global Growth                                                .690     .530 %
Global Small Capitalization                                  .800        .740
Growth                                                       .500        .300
International                                                .690        .450
New World                                                    .850
Blue Chip Income and Growth                                  .500
Growth-Income                                                .500        .242
Asset Allocation                                             .500        .320
Bond                                                         .480        .400
High-Income Bond                                             .500        .450
U.S. Government/AAA-Rated Securities                         .460        .360
Cash Management                                              .500        .380

                                                       Net Asset
                                                           Level
                                                   (in billions)
                                                                   In excess
Fund                                                       Up to         of
Global Discovery                                             all
Global Growth                                               $ .6      $ 1.2
Global Small Capitalization                                    .6         .6
Growth                                                         .6        13.0
International                                                  .5        10.5
New World                                                    all
Blue Chip Income and Growth                                  all
Growth-Income                                                  .6        10.5
Asset Allocation                                               .6         2.0
Bond                                                           .6         1.0
High-Income Bond                                               .6         1.0
U.S. Government/AAA-Rated Securities                           .6         1.0
Cash Management                                                .1          .4

                                                      Annualized
                                                           rates
                                                     for the six
                                                    months ended
Fund                                               June 30, 2002
Global Discovery                                             .58%
Global Growth                                                 .67
Global Small Capitalization                                   .80
Growth                                                        .37
International                                                 .56
New World                                                     .85
Blue Chip Income and Growth                                   .50
Growth-Income                                                 .33
Asset Allocation                                              .43
Bond                                                          .48
High-Income Bond                                              .50
U.S. Government/AAA-Rated Securities                          .46
Cash Management                                               .45



DISTRIBUTION SERVICES - The series has adopted a plan of distribution for Class 2 shares. Under the plan, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plan provides for annual expenses, based on average daily net assets, of 0.25% to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. During the six months ended June 30, 2002, distribution expenses under the plan for the series aggregated $12,697,000. Class 1 shares have not adopted a plan of distribution to cover any distribution expenses.

TRANSFER AGENT SERVICES - The aggregate fee of $66,000 was incurred during the six months ended June 30, 2002, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agency services, including shareholder recordkeeping, communications and transaction processing.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in shares of the series or other American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED TRUSTEES AND OFFICERS - Officers and certain Trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the series.

INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

1. Pursuant to the custodian agreement, each fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain balances with the custodian bank. For the six months ended June 30, 2002, custodian fees for the series aggregated $1,144,000, which includes $28,000 that was offset by this reduction, rather than paid in cash.

As of June 30, 2002, the Asset Allocation Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

 (dollars in                                    Contract                  U.S.
 thousands)                                        Amount             Valuation


                                                                                       Unrealized
 Non-U.S. Currency Sale Contracts                Non-U.S.    U.S.        Amount      Depreciation

 Euro, expiring 8/7-9/13/02                       Euro 851     $775          $840             ($65)


The following table presents additional information as of the six months ended June 30, 2002 (dollars in thousands):



                                                                                      Global           Global
                                                                                   Discovery           Growth
                                                                                        Fund             Fund
 For the six months
  ended June 30, 2002:
  Purchases of
   investment
   securities (1)                                                                      $6,637         $152,976
  Sales of invest-
   ment securities (1)                                                                  1,140           80,783
  Non-U.S taxes withheld on
   dividend income                                                                          1              494
  Non-U.S taxes withheld on
   interest income                                                                          -                -
  Non-U.S taxes paid on realized gains                                                      -                -
  Non-U.S taxes provided on unrealized gains                                                -                -
  As of June 30, 2002:
   Restricted Securities:(2)
    Market value                                                                        1,538           31,508
    Percent of net assets                                                                   9%               4%


                                                                                Global Small
                                                                              Capitalization           Growth
                                                                                        Fund             Fund
 For the six months
  ended June 30, 2002:
  Purchases of
   investment
   securities (1)                                                                    $234,264       $1,609,177
  Sales of invest-
   ment securities (1)                                                                150,238        1,197,126
  Non-U.S taxes withheld on
   dividend income                                                                        144              723
  Non-U.S taxes withheld on
   interest income                                                                          -                -
  Non-U.S taxes paid on realized gains                                                      -                -
  Non-U.S taxes provided on unrealized gains                                               79                -
  As of June 30, 2002:
   Restricted Securities:(2)
    Market value                                                                       39,773              206
    Percent of net assets                                                                   9%               3%


                                                                                                          New
                                                                               International            World
                                                                                        Fund             Fund
 For the six months
  ended June 30, 2002:
  Purchases of
   investment
   securities (1)                                                                  $  315,749         $ 26,901
  Sales of invest-
   ment securities (1)                                                                314,525           10,814
  Non-U.S taxes withheld on
   dividend income                                                                      3,174              120
  Non-U.S taxes withheld on
   interest income                                                                          -                2
  Non-U.S taxes paid on realized gains                                                      -                4
  Non-U.S taxes provided on unrealized gains                                                -                -
  As of June 30, 2002:
   Restricted Securities:(2)
    Market value                                                                       33,069               10
    Percent of net assets                                                                   1%               6%

                                                                                   Blue Chip
                                                                                      Income          Growth-
                                                                                  and Growth           Income
                                                                                        Fund             Fund
 For the six months
  ended June 30, 2002:
  Purchases of
   investment
   securities (1)                                                                    $202,100       $1,644,565
  Sales of invest-
   ment securities (1)                                                                 12,824          981,382
  Non-U.S taxes withheld on
   dividend income                                                                         19              558
  Non-U.S taxes withheld on
   interest income                                                                          -                -
  Non-U.S taxes paid on realized gains                                                      -                -
  Non-U.S taxes provided on unrealized gains                                                -                -
  As of June 30, 2002:
   Restricted Securities:(2)
    Market value                                                                       16,494          255,356
    Percent of net assets                                                                   5%               3%


                                                                                      Asset
                                                                                 Allocation              Bond
                                                                                       Fund              Fund
 For the six months
  ended June 30, 2002:
  Purchases of
   investment
   securities (1)                                                                  $  387,080         $248,655
  Sales of invest-
   ment securities (1)                                                                177,962          102,455
  Non-U.S taxes withheld on
   dividend income                                                                        271                -
  Non-U.S taxes withheld on
   interest income                                                                          -               13
  Non-U.S taxes paid on realized gains                                                      -               -
  Non-U.S taxes provided on unrealized gains                                                -               -
  As of June 30, 2002:
   Restricted Securities:(2)
    Market value                                                                          214          146,134
    Percent of net assets                                                                  12%              22%

                                                                                                  Government/
                                                                                 High-Income        AAA-Rated
                                                                                        Bond      Securities
                                                                                        Fund             Fund
 For the six months
  ended June 30, 2002:
  Purchases of
   investment
   securities (1)                                                                   $ 145,284         $171,125
  Sales of invest-
   ment securities (1)                                                                131,227          134,374
  Non-U.S taxes withheld on
   dividend income                                                                          -               -
  Non-U.S taxes withheld on
   interest income                                                                          -               -
  Non-U.S taxes paid on realized gains                                                      -               -
  Non-U.S taxes provided on unrealized gains                                                -               -
  As of June 30, 2002:
   Restricted Securities:(2)
    Market value                                                                       67,712           75,598
    Percent of net assets                                                                  14%              14%


                                                                                        Cash
                                                                                  Management
                                                                                        Fund
 For the six months
  ended June 30, 2002:
  Purchases of
   investment
   securities (1)                                                                  $2,075,975
  Sales of invest-
   ment securities (1)                                                              2,098,909
  Non-U.S taxes withheld on
   dividend income                                                                         -
  Non-U.S taxes withheld on
   interest income                                                                         -
  Non-U.S taxes paid on realized gains                                                     -
  Non-U.S taxes provided on unrealized gains                                               -
  As of June 30, 2002:
   Restricted Securities:(2)
    Market value                                                                      122,989
    Percent of net assets                                                                  39%

 (1)  Excludes short-term securities, except
  for  Cash Management Fund.
 (2) Resale of restricted securities may be limited to qualified buyers or otherwise restricted.
  These securities include restricted short-term notes, which in practice are as liquid as unrestricted securities in the portfolio.
   These securities are identified in the
       investment portfolio.

Financial highlights (1)







                                                         Net asset
                                                            value,
Period                                                   beginning
Ended                                                    of period

Global Discovery Fund (3)
 Class 1
6/30/02                                                      $9.30
12/31/01                                                     10.00
 Class 2
6/30/02                                                       9.30
12/31/01                                                     10.00
Global Growth Fund (5)
 Class 1
6/30/02                                                     $13.42
12/31/01                                                     17.25
12/31/00                                                     21.42
12/31/99                                                     18.99
11/30/99                                                     13.02
11/30/98                                                     10.62
11/30/97                                                     10.00
 Class 2
6/30/02                                                      13.38
12/31/01                                                     17.21
12/31/00                                                     21.41
12/31/99                                                     18.98
11/30/99                                                     13.02
11/30/98                                                     10.61
11/30/97                                                     10.00
Global Small Capitalization Fund (6)
 Class 1
6/30/02                                                     $11.52
12/31/01                                                     14.28
12/31/00                                                     17.37
12/31/99                                                     17.16
11/30/99                                                      9.11
11/30/98                                                     10.00
 Class 2
6/30/02                                                      11.48
12/31/01                                                     14.24
12/31/00                                                     17.36
12/31/99                                                     17.14
11/30/99                                                      9.10
11/30/98                                                     10.00
Growth Fund
 Class 1
6/30/02                                                     $44.30
12/31/01                                                     73.51
12/31/00                                                     70.62
12/31/99                                                     72.12
11/30/99                                                     54.91
11/30/98                                                     50.12
11/30/97                                                     43.53
 Class 2
6/30/02                                                      44.09
12/31/01                                                     73.28
12/31/00                                                     70.57
12/31/99                                                     72.04
11/30/99                                                     54.88
11/30/98                                                     50.09
11/30/97                                                     40.59
International Fund
 Class 1
6//30/02                                                    $12.02
12/31/01                                                     20.59
12/31/00                                                     26.74
12/31/99                                                     25.08
11/30/99                                                     16.57
11/30/98                                                     16.07
11/30/97                                                     15.53
 Class 2
6/30/02                                                      11.97
12/31/01                                                     20.54
12/31/00                                                     26.73
12/31/99                                                     25.07
11/30/99                                                     16.56
11/30/98                                                     16.06
11/30/97                                                     15.86
New World Fund (7)
 Class 1
6/30/02                                                     $ 9.44
12/31/01                                                      9.85
12/31/00                                                     11.77
12/31/99                                                     10.56
11/30/99                                                     10.00
 Class 2
6/30/02                                                       9.41
12/31/01                                                      9.84
12/31/00                                                     11.77
12/31/99                                                     10.55
11/30/99                                                     10.00
Blue Chip Income and Growth Fund (3)
 Class 1
6/30/02                                                      $9.43
12/31/01                                                     10.00
 Class 2
6/30/02                                                       9.41
12/31/01                                                     10.00
Growth-Income Fund
 Class 1
6/30/02                                                     $31.70
12/31/01                                                     35.23
12/31/00                                                     33.08
12/31/99                                                     38.70
11/30/99                                                     40.73
11/30/98                                                     39.97
11/30/97                                                     35.73
 Class 2
6/30/02                                                      31.58
12/31/01                                                     35.13
12/31/00                                                     33.07
12/31/99                                                     38.67
11/30/99                                                     40.70
11/30/98                                                     39.94
11/30/97                                                     34.10
Asset Allocation Fund
 Class 1
6/30/02                                                     $14.30
12/31/01                                                     15.71
12/31/00                                                     15.07
12/31/99                                                     16.03
11/30/99                                                     16.57
11/30/98                                                     16.16
11/30/97                                                     15.18
 Class 2
6/30/02                                                      14.25
12/31/01                                                     15.67
12/31/00                                                     15.06
12/31/99                                                     16.02
11/30/99                                                     16.56
11/30/98                                                     16.15
11/30/97                                                     14.43
Bond Fund
 Class 1
6/30/02                                                     $10.44
12/31/01                                                     10.18
12/31/00                                                      9.74
12/31/99                                                      9.86
11/30/99                                                     10.37
11/30/98                                                     10.62
11/30/97                                                     10.31
 Class 2
6/30/02                                                      10.40
12/31/01                                                     10.16
12/31/00                                                      9.74
12/31/99                                                      9.85
11/30/99                                                     10.36
11/30/98                                                     10.61
11/30/97                                                     10.11
High-Yield Bond Fund
 Class 1
6/30/02                                                     $11.78
12/31/01                                                     12.25
12/31/00                                                     12.75
12/31/99                                                     12.81
11/30/99                                                     13.77
11/30/98                                                     14.96
11/30/97                                                     14.51
 Class 2
6/30/02                                                      11.74
12/31/01                                                     12.22
12/31/00                                                     12.75
12/31/99                                                     12.80
11/30/99                                                     13.76
11/30/98                                                     14.95
11/30/97                                                     14.28
U.S. Government/AAA-Rated Securities Fund
 Class 1
6/30/02                                                     $11.87
12/31/01                                                     11.73
12/31/00                                                     10.56
12/31/99                                                     10.78
11/30/99                                                     11.43
11/30/98                                                     11.18
11/30/97                                                     11.29
 Class 2
6/30/02                                                      11.83
12/31/01                                                     11.70
12/31/00                                                     10.56
12/31/99                                                     10.78
11/30/99                                                     11.42
11/30/98                                                     11.17
11/30/97                                                     10.83
Cash Management Fund
 Class 1
6/30/02                                                     $11.41
12/31/01                                                     11.65
12/31/00                                                     11.05
12/31/99                                                     11.13
11/30/99                                                     11.13
11/30/98                                                     11.13
11/30/97                                                     11.12
 Class 2
6/30/02                                                      11.37
12/31/01                                                     11.62
12/31/00                                                     11.04
12/31/99                                                     11.12
11/30/99                                                     11.12
11/30/98                                                     11.12
11/30/97                                                     11.07

                                                                                Income
                                                                                  from
                                                                            investment
                                                                            operations
                                                                                   Net
                                                                                 gains
                                                                           (losses) on
                                                               Net          securities
                                                        investment      (both realized        Total from
Period                                                      income                 and        investment
Ended                                                   (loss) (2)     unrealized) (2)        operations

Global Discovery Fund (3)
 Class 1
6/30/02                                                       $.03              $(1.09)           $(1.06)
12/31/01                                                       .04                (.70)             (.66)
 Class 2
6/30/02                                                        .02               (1.09)            (1.07)
12/31/01                                                       .02                (.69)             (.67)
Global Growth Fund (5)
 Class 1
6/30/02                                                       $.05              $(1.10)           $(1.05)
12/31/01                                                       .18               (2.50)            (2.32)
12/31/00                                                       .20               (4.15)            (3.95)
12/31/99                                                       .01                3.43              3.44
11/30/99                                                       .14                6.39              6.53
11/30/98                                                       .13                2.43              2.56
11/30/97                                                       .06                 .59               .65
 Class 2
6/30/02                                                        .04               (1.11)            (1.07)
12/31/01                                                       .13               (2.49)            (2.36)
12/31/00                                                       .15               (4.13)            (3.98)
12/31/99                                                       .01                3.42              3.43
11/30/99                                                       .11                6.37              6.48
11/30/98                                                       .10                2.44              2.54
11/30/97                                                       .03                 .60               .63
Global Small Capitalization Fund (6)
 Class 1
6/30/02                                                       $.01               $(.38)            $(.37)
12/31/01                                                       .03               (1.81)            (1.78)
12/31/00                                                       .09               (2.81)            (2.72)
12/31/99                                                       -                  1.92              1.92
11/30/99                                                       .06                8.20              8.26
11/30/98                                                       .07                (.92)             (.85)
 Class 2
6/30/02                                                       (.01)               (.37)             (.38)
12/31/01                                                       -                 (1.80)            (1.80)
12/31/00                                                       .04               (2.80)            (2.76)
12/31/99                                                       -                  1.92              1.92
11/30/99                                                       .04                8.19              8.23
11/30/98                                                       .04                (.91)             (.87)
Growth Fund
 Class 1
6/30/02                                                       $.05              $(7.68)           $(7.63)
12/31/01                                                       .18              (11.99)           (11.81)
12/31/00                                                       .41                2.97              3.38
12/31/99                                                       .01                9.64              9.65
11/30/99                                                       .11               25.35             25.46
11/30/98                                                       .19               10.91             11.10
11/30/97                                                       .27                9.61              9.88
 Class 2
6/30/02                                                        -                 (7.64)            (7.64)
12/31/01                                                       .04              (11.94)           (11.90)
12/31/00                                                       .25                2.95              3.20
12/31/99                                                       -                  9.63              9.63
11/30/99                                                      (.02)              25.33             25.31
11/30/98                                                       .08               10.90             10.98
11/30/97                                                       .11                9.51              9.62
International Fund
 Class 1
6//30/02                                                      $.11               $(.43)            $(.32)
12/31/01                                                       .22               (3.79)            (3.57)
12/31/00                                                       .18               (5.90)            (5.72)
12/31/99                                                       .01                4.34              4.35
11/30/99                                                       .25                8.87              9.12
11/30/98                                                       .22                2.21              2.43
11/30/97                                                       .25                1.18              1.43
 Class 2
6/30/02                                                        .09                (.41)             (.32)
12/31/01                                                       .15               (3.76)            (3.61)
12/31/00                                                       .13               (5.89)            (5.76)
12/31/99                                                       .01                4.33              4.34
11/30/99                                                       .10                8.98              9.08
11/30/98                                                       .20                2.19              2.39
11/30/97                                                       .13                 .23               .36
New World Fund (7)
 Class 1
6/30/02                                                       $.13                $.02              $.15
12/31/01                                                       .24                (.63)             (.39)
12/31/00                                                       .24               (1.70)            (1.46)
12/31/99                                                       .01                1.25              1.26
11/30/99                                                       .07                 .51               .58
 Class 2
6/30/02                                                        .12                 .02               .14
12/31/01                                                       .21                (.62)             (.41)
12/31/00                                                       .20               (1.69)            (1.49)
12/31/99                                                       .02                1.25              1.27
11/30/99                                                       .06                 .51               .57
Blue Chip Income and Growth Fund (3)
 Class 1
6/30/02                                                       $.07              $(1.04)            $(.97)
12/31/01                                                       .09                (.61)             (.52)
 Class 2
6/30/02                                                        .07               (1.04)             (.97)
12/31/01                                                       .08                (.63)             (.55)
Growth-Income Fund
 Class 1
6/30/02                                                       $.20              $(2.71)           $(2.51)
12/31/01                                                       .51                 .49              1.00
12/31/00                                                       .72                1.98              2.70
12/31/99                                                       .06                 .88               .94
11/30/99                                                       .69                3.94              4.63
11/30/98                                                       .67                4.60              5.27
11/30/97                                                       .73                6.78              7.51
 Class 2
6/30/02                                                        .16               (2.70)            (2.54)
12/31/01                                                       .41                 .52               .93
12/31/00                                                       .65                1.96              2.61
12/31/99                                                       .07                 .87               .94
11/30/99                                                       .59                3.94              4.53
11/30/98                                                       .58                4.60              5.18
11/30/97                                                       .37                5.82              6.19
Asset Allocation Fund
 Class 1
6/30/02                                                       $.22              $ (.76)            $(.54)
12/31/01                                                       .49                (.37)              .12
12/31/00                                                       .56                 .13               .69
12/31/99                                                       .05                 .15               .20
11/30/99                                                       .58                 .60              1.18
11/30/98                                                       .58                1.27              1.85
11/30/97                                                       .55                1.94              2.49
 Class 2
6/30/02                                                        .20                (.75)             (.55)
12/31/01                                                       .45                (.36)              .09
12/31/00                                                       .53                 .13               .66
12/31/99                                                       .05                 .14               .19
11/30/99                                                       .53                 .61              1.14
11/30/98                                                       .53                1.28              1.81
11/30/97                                                       .29                1.69              1.98
Bond Fund
 Class 1
6/30/02                                                       $.36              $ (.48)            $(.12)
12/31/01                                                       .77                 .08               .85
12/31/00                                                       .80                (.29)              .51
12/31/99                                                       .07                (.01)              .06
11/30/99                                                       .73                (.50)              .23
11/30/98                                                       .67                (.15)              .52
11/30/97                                                       .63                 .30               .93
 Class 2
6/30/02                                                        .34                (.48)             (.14)
12/31/01                                                       .73                 .08               .81
12/31/00                                                       .78                (.30)              .48
12/31/99                                                       .06                 -                 .06
11/30/99                                                       .67                (.47)              .20
11/30/98                                                       .65                (.15)              .50
11/30/97                                                       .35                 .46               .81
High-Yield Bond Fund
 Class 1
6/30/02                                                       $.56             $ (1.63)           $(1.07)
12/31/01                                                      1.17                (.23)              .94
12/31/00                                                      1.24               (1.63)             (.39)
12/31/99                                                       .11                 .12               .23
11/30/99                                                      1.26                (.72)              .54
11/30/98                                                      1.26               (1.04)              .22
11/30/97                                                      1.29                 .43              1.72
 Class 2
6/30/02                                                        .54               (1.63)            (1.09)
12/31/01                                                      1.13                (.23)              .90
12/31/00                                                      1.22               (1.64)             (.42)
12/31/99                                                       .11                 .12               .23
11/30/99                                                      1.18                (.67)              .51
11/30/98                                                      1.25               (1.06)              .19
11/30/97                                                       .69                 .61              1.30
U.S. Government/AAA-Rated Securities Fund
 Class 1
6/30/02                                                       $.30                $.16             $ .46
12/31/01                                                       .66                 .17               .83
12/31/00                                                       .68                 .55              1.23
12/31/99                                                       .06                (.10)             (.04)
11/30/99                                                       .69                (.67)              .02
11/30/98                                                       .68                 .26               .94
11/30/97                                                       .76                (.07)              .69
 Class 2
6/30/02                                                        .28                 .16               .44
12/31/01                                                       .62                 .18               .80
12/31/00                                                       .65                 .55              1.20
12/31/99                                                       .05                (.10)             (.05)
11/30/99                                                       .65                (.64)              .01
11/30/98                                                       .68                 .24               .92
11/30/97                                                       .38                 .33               .71
Cash Management Fund
 Class 1
6/30/02                                                       $.07             $      -             $.07
12/31/01                                                       .41                 .01               .42
12/31/00                                                       .65                 .01               .66
12/31/99                                                       .05                 -                 .05
11/30/99                                                       .49                 .02               .51
11/30/98                                                       .57                (.01)              .56
11/30/97                                                       .57                (.01)              .56
 Class 2
6/30/02                                                        .06                 -                 .06
12/31/01                                                       .34                 .05               .39
12/31/00                                                       .63                 .01               .64
12/31/99                                                       .05                 -                 .05
11/30/99                                                       .48                 -                 .48
11/30/98                                                       .55                (.02)              .53
11/30/97                                                       .28                 .03               .31


                                                                             Dividends
                                                                                   and
                                                                         distributions



                                                         Dividends
                                                         (from net       Distributions
Period                                                  investment       (from capital             Total
Ended                                                      income)              gains)     distributions

Global Discovery Fund (3)
 Class 1
6/30/02                                                    $      -                -             $      -
12/31/01                                                      (.04)                -                (.04)
 Class 2
6/30/02                                                        -                   -                 -
12/31/01                                                      (.03)                -                (.03)
Global Growth Fund (5)
 Class 1
6/30/02                                                      $(.14)            $      -           $ (.14)
12/31/01                                                      (.15)              (1.36)            (1.51)
12/31/00                                                      (.02)               (.20)             (.22)
12/31/99                                                      (.11)               (.90)            (1.01)
11/30/99                                                      (.12)               (.44)             (.56)
11/30/98                                                      (.14)               (.02)             (.16)
11/30/97                                                      (.03)                -                (.03)
 Class 2
6/30/02                                                       (.11)                -                (.11)
12/31/01                                                      (.11)              (1.36)            (1.47)
12/31/00                                                      (.02)               (.20)             (.22)
12/31/99                                                      (.10)               (.90)            (1.00)
11/30/99                                                      (.08)               (.44)             (.52)
11/30/98                                                      (.11)               (.02)             (.13)
11/30/97                                                      (.02)                -                (.02)
Global Small Capitalization Fund (6)
 Class 1
6/30/02                                                      $(.10)            $      -           $ (.10)
12/31/01                                                      (.13)               (.85)             (.98)
12/31/00                                                      (.05)               (.32)             (.37)
12/31/99                                                      (.01)              (1.70)            (1.71)
11/30/99                                                      (.08)               (.13)             (.21)
11/30/98                                                      (.04)                -                (.04)
 Class 2
6/30/02                                                       (.08)                -                (.08)
12/31/01                                                      (.11)               (.85)             (.96)
12/31/00                                                      (.04)               (.32)             (.36)
12/31/99                                                       -                 (1.70)            (1.70)
11/30/99                                                      (.06)               (.13)             (.19)
11/30/98                                                      (.03)                -                (.03)
Growth Fund
 Class 1
6/30/02                                                    $      -            $      -          $      -
12/31/01                                                      (.41)             (16.99)           (17.40)
12/31/00                                                       -                  (.49)             (.49)
12/31/99                                                      (.05)             (11.10)           (11.15)
11/30/99                                                      (.14)              (8.11)            (8.25)
11/30/98                                                      (.17)              (6.14)            (6.31)
11/30/97                                                      (.27)              (3.02)            (3.29)
 Class 2
6/30/02                                                        -                   -                 -
12/31/01                                                      (.30)             (16.99)           (17.29)
12/31/00                                                       -                  (.49)             (.49)
12/31/99                                                       -                (11.10)           (11.10)
11/30/99                                                      (.04)              (8.11)            (8.15)
11/30/98                                                      (.05)              (6.14)            (6.19)
11/30/97                                                      (.12)                -                (.12)
International Fund
 Class 1
6//30/02                                                     $(.07)            $      -            $(.07)
12/31/01                                                      (.20)              (4.80)            (5.00)
12/31/00                                                      (.01)               (.42)             (.43)
12/31/99                                                      (.10)              (2.59)            (2.69)
11/30/99                                                      (.30)               (.31)             (.61)
11/30/98                                                      (.28)              (1.65)            (1.93)
11/30/97                                                      (.27)               (.62)             (.89)
 Class 2
6/30/02                                                       (.05)                -                (.05)
12/31/01                                                      (.16)              (4.80)            (4.96)
12/31/00                                                      (.01)               (.42)             (.43)
12/31/99                                                      (.09)              (2.59)            (2.68)
11/30/99                                                      (.26)               (.31)             (.57)
11/30/98                                                      (.24)              (1.65)            (1.89)
11/30/97                                                      (.16)                -                (.16)
New World Fund (7)
 Class 1
6/30/02                                                      $(.18)            $      -            $(.18)
12/31/01                                                      (.02)                -                (.02)
12/31/00                                                      (.20)               (.26)             (.46)
12/31/99                                                      (.04)               (.01)             (.05)
11/30/99                                                      (.02)                -                (.02)
 Class 2
6/30/02                                                       (.16)                -                (.16)
12/31/01                                                      (.02)                -                (.02)
12/31/00                                                      (.18)               (.26)             (.44)
12/31/99                                                      (.04)               (.01)             (.05)
11/30/99                                                      (.02)                -                (.02)
Blue Chip Income and Growth Fund (3)
 Class 1
6/30/02                                                    $      -                -             $      -
12/31/01                                                      (.05)                -                (.05)
 Class 2
6/30/02                                                        -                   -                 -
12/31/01                                                      (.04)                -                (.04)
Growth-Income Fund
 Class 1
6/30/02                                                    $      -            $      -          $      -
12/31/01                                                      (.73)              (3.80)            (4.53)
12/31/00                                                      (.06)               (.49)             (.55)
12/31/99                                                      (.18)              (6.38)            (6.56)
11/30/99                                                      (.66)              (6.00)            (6.66)
11/30/98                                                      (.68)              (3.83)            (4.51)
11/30/97                                                      (.72)              (2.55)            (3.27)
 Class 2
6/30/02                                                        -                   -                 -
12/31/01                                                      (.68)              (3.80)            (4.48)
12/31/00                                                      (.06)               (.49)             (.55)
12/31/99                                                      (.16)              (6.38)            (6.54)
11/30/99                                                      (.56)              (6.00)            (6.56)
11/30/98                                                      (.59)              (3.83)            (4.42)
11/30/97                                                      (.35)                -                (.35)
Asset Allocation Fund
 Class 1
6/30/02                                                    $      -            $      -          $      -
12/31/01                                                      (.59)               (.94)            (1.53)
12/31/00                                                      (.05)                -                (.05)
12/31/99                                                      (.14)              (1.02)            (1.16)
11/30/99                                                      (.57)              (1.15)            (1.72)
11/30/98                                                      (.57)               (.87)            (1.44)
11/30/97                                                      (.54)               (.97)            (1.51)
 Class 2
6/30/02                                                        -                   -                 -
12/31/01                                                      (.57)               (.94)            (1.51)
12/31/00                                                      (.05)                -                (.05)
12/31/99                                                      (.13)              (1.02)            (1.15)
11/30/99                                                      (.53)              (1.15)            (1.68)
11/30/98                                                      (.53)               (.87)            (1.40)
11/30/97                                                      (.26)                -                (.26)
Bond Fund
 Class 1
6/30/02                                                      $(.46)            $      -            $(.46)
12/31/01                                                      (.59)                -                (.59)
12/31/00                                                      (.07)                -                (.07)
12/31/99                                                      (.18)                -                (.18)
11/30/99                                                      (.69)               (.05)             (.74)
11/30/98                                                      (.65)               (.12)             (.77)
11/30/97                                                      (.62)                -                (.62)
 Class 2
6/30/02                                                       (.44)                -                (.44)
12/31/01                                                      (.57)                -                (.57)
12/31/00                                                      (.06)                -                (.06)
12/31/99                                                      (.17)                -                (.17)
11/30/99                                                      (.66)               (.05)             (.71)
11/30/98                                                      (.63)               (.12)             (.75)
11/30/97                                                      (.31)                -                (.31)
High-Yield Bond Fund
 Class 1
6/30/02                                                     $(1.10)            $      -           $(1.10)
12/31/01                                                     (1.41)                -               (1.41)
12/31/00                                                      (.11)                -                (.11)
12/31/99                                                      (.29)                -                (.29)
11/30/99                                                     (1.31)               (.19)            (1.50)
11/30/98                                                     (1.25)               (.16)            (1.41)
11/30/97                                                     (1.27)                -               (1.27)
 Class 2
6/30/02                                                      (1.07)                -               (1.07)
12/31/01                                                     (1.38)                -               (1.38)
12/31/00                                                      (.11)                -                (.11)
12/31/99                                                      (.28)                -                (.28)
11/30/99                                                     (1.28)               (.19)            (1.47)
11/30/98                                                     (1.22)               (.16)            (1.38)
11/30/97                                                      (.63)                -                (.63)
U.S. Government/AAA-Rated Securities Fund
 Class 1
6/30/02                                                      $(.59)                -               $(.59)
12/31/01                                                      (.69)                -                (.69)
12/31/00                                                      (.06)                -                (.06)
12/31/99                                                      (.18)                -                (.18)
11/30/99                                                      (.67)                -                (.67)
11/30/98                                                      (.69)                -                (.69)
11/30/97                                                      (.80)                -                (.80)
 Class 2
6/30/02                                                       (.57)                -                (.57)
12/31/01                                                      (.67)                -                (.67)
12/31/00                                                      (.06)                -                (.06)
12/31/99                                                      (.17)                -                (.17)
11/30/99                                                      (.65)                -                (.65)
11/30/98                                                      (.67)                -                (.67)
11/30/97                                                      (.37)                -                (.37)
Cash Management Fund
 Class 1
6/30/02                                                      $(.38)                -               $(.38)
12/31/01                                                      (.66)                -                (.66)
12/31/00                                                      (.06)                -                (.06)
12/31/99                                                      (.13)                -                (.13)
11/30/99                                                      (.51)                -                (.51)
11/30/98                                                      (.56)                -                (.56)
11/30/97                                                      (.55)                -                (.55)
 Class 2
6/30/02                                                       (.36)                -                (.36)
12/31/01                                                      (.64)                -                (.64)
12/31/00                                                      (.06)                -                (.06)
12/31/99                                                      (.13)                -                (.13)
11/30/99                                                      (.48)                -                (.48)
11/30/98                                                      (.53)                -                (.53)
11/30/97                                                      (.26)                -                (.26)






                                                         Net asset                           Net assets,
Period                                                  value, end               Total     end of period
Ended                                                    of period              return     (in millions)

Global Discovery Fund (3)
 Class 1
6/30/02                                                      $8.24            (11.40)%               $11
12/31/01                                                      9.30               (6.65)               12
 Class 2
6/30/02                                                       8.23              (11.51)                7
12/31/01                                                      9.30               (6.71)                4
Global Growth Fund (5)
 Class 1
6/30/02                                                     $12.23             (7.82)%              $187
12/31/01                                                     13.42              (13.99)              215
12/31/00                                                     17.25              (18.71)              317
12/31/99                                                     21.42               18.53               327
11/30/99                                                     18.99               51.90               272
11/30/98                                                     13.02               24.26               132
11/30/97                                                     10.62                6.45                80
 Class 2
6/30/02                                                      12.20               (8.00)              602
12/31/01                                                     13.38              (14.22)              600
12/31/00                                                     17.21              (18.87)              562
12/31/99                                                     21.41               18.47               399
11/30/99                                                     18.98               51.45               316
11/30/98                                                     13.02               24.06               124
11/30/97                                                     10.61               6.28                 46
Global Small Capitalization Fund (6)
 Class 1
6/30/02                                                     $11.05             (3.16)%              $144
12/31/01                                                     11.52              (12.63)              149
12/31/00                                                     14.28              (16.33)              213
12/31/99                                                     17.37               11.70               178
11/30/99                                                     17.16               92.15               150
11/30/98                                                      9.11              (8.31)                55
 Class 2
6/30/02                                                      11.02               (3.35)              314
12/31/01                                                     11.48              (12.85)              274
12/31/00                                                     14.24              (16.53)              234
12/31/99                                                     17.36              11.69                111
11/30/99                                                     17.14              91.86                 88
11/30/98                                                      9.10              (8.49)                17
Growth Fund
 Class 1
6/30/02                                                     $36.67            (17.22)%            $3,966
12/31/01                                                     44.30              (17.93)            5,207
12/31/00                                                     73.51               4.72              7,677
12/31/99                                                     70.62              14.45              8,224
11/30/99                                                     72.12              52.56              7,270
11/30/98                                                     54.91              25.27              5,313
11/30/97                                                     50.12              24.58              4,671
 Class 2
6/30/02                                                      36.45              (17.31)            2,915
12/31/01                                                     44.09              (18.15)            2,937
12/31/00                                                     73.28               4.47              2,356
12/31/99                                                     70.57              14.44              1,149
11/30/99                                                     72.04              52.22                937
11/30/98                                                     54.88              24.97                310
11/30/97                                                     50.09              23.73                 75
International Fund
 Class 1
6//30/02                                                    $11.63             (2.54)%            $1,584
12/31/01                                                     12.02              (19.73)            1,772
12/31/00                                                     20.59              (21.85)            2,750
12/31/99                                                     26.74              18.18              4,113
11/30/99                                                     25.08              56.48              3,526
11/30/98                                                     16.57              16.93              2,593
11/30/97                                                     16.07               9.52              2,612
 Class 2
6/30/02                                                      11.60               (2.69)              691
12/31/01                                                     11.97              (19.89)              628
12/31/00                                                     20.54              (22.06)              581
12/31/99                                                     26.73              18.16                391
11/30/99                                                     25.07              56.16                311
11/30/98                                                     16.56              16.63                126
11/30/97                                                     16.06               2.20                 48
New World Fund (7)
 Class 1
6/30/02                                                     $ 9.41             (1.57)%              $ 42
12/31/01                                                      9.44               (3.99)               37
12/31/00                                                      9.85              (12.43)               45
12/31/99                                                     11.77              11.88                 45
11/30/99                                                     10.56               5.87                 37
 Class 2
6/30/02                                                       9.39                1.47               128
12/31/01                                                      9.41               (4.19)              116
12/31/00                                                      9.84              (12.70)              102
12/31/99                                                     11.77              11.87                 38
11/30/99                                                     10.55               5.71                 28
Blue Chip Income and Growth Fund (3)
 Class 1
6/30/02                                                      $8.46            (10.29)%              $ 58
12/31/01                                                      9.43               (5.23)               49
 Class 2
6/30/02                                                       8.44              (10.40)              270
12/31/01                                                      9.41               (5.38)              111
Growth-Income Fund
 Class 1
6/30/02                                                     $29.19             (7.92)%            $4,701
12/31/01                                                     31.70               2.78              5,428
12/31/00                                                     35.23               8.24              6,022
12/31/99                                                     33.08               3.21              6,632
11/30/99                                                     38.70              12.86              6,537
11/30/98                                                     40.73              14.77              6,704
11/30/97                                                     39.97              22.93              6,430
 Class 2
6/30/02                                                      29.04               (8.04)            3,589
12/31/01                                                     31.58               2.56              3,187
12/31/00                                                     35.13               7.95              1,972
12/31/99                                                     33.07               3.19              1,203
11/30/99                                                     38.67              12.59              1,109
11/30/98                                                     40.70              14.49                564
11/30/97                                                     39.94              18.18                157
Asset Allocation Fund
 Class 1
6/30/02                                                     $13.76             (3.78)%              $931
12/31/01                                                     14.30                .77              1,012
12/31/00                                                     15.71               4.62              1,136
12/31/99                                                     15.07               1.45              1,387
11/30/99                                                     16.03               7.65              1,394
11/30/98                                                     16.57              12.32              1,497
11/30/97                                                     16.16              17.90              1,393
 Class 2
6/30/02                                                      13.70              (3.86)               909
12/31/01                                                     14.25                .52                730
12/31/00                                                     15.67               4.40                453
12/31/99                                                     15.06               1.42                341
11/30/99                                                     16.02               7.39                321
11/30/98                                                     16.56              12.05                173
11/30/97                                                     16.15              13.80                 42
Bond Fund
 Class 1
6/30/02                                                      $9.86             (1.25)%              $190
12/31/01                                                     10.44               8.48                194
12/31/00                                                     10.18               5.22                151
12/31/99                                                      9.74                .61                169
11/30/99                                                      9.86               2.33                173
11/30/98                                                     10.37               5.12                186
11/30/97                                                     10.62               9.36                132
 Class 2
6/30/02                                                       9.82             (1.38  )              489
12/31/01                                                     10.40               8.15                349
12/31/00                                                     10.16               4.99                144
12/31/99                                                      9.74                .59                 85
11/30/99                                                      9.85               2.07                 80
11/30/98                                                     10.36               4.85                 45
11/30/97                                                     10.61               8.09                 12
High-Yield Bond Fund
 Class 1
6/30/02                                                      $9.61             (9.34)%              $340
12/31/01                                                     11.78               8.02                403
12/31/00                                                     12.25              (3.06)               436
12/31/99                                                     12.75               1.83                586
11/30/99                                                     12.81               4.22                589
11/30/98                                                     13.77               1.44                715
11/30/97                                                     14.96              12.45                765
 Class 2
6/30/02                                                       9.58              (9.48)               159
12/31/01                                                     11.74               7.73                156
12/31/00                                                     12.22              (3.31)               117
12/31/99                                                     12.75               1.81                 99
11/30/99                                                     12.80               3.96                 95
11/30/98                                                     13.76               1.18                 68
11/30/97                                                     14.95               9.20                 21
U.S. Government/AAA-Rated Securities Fund
 Class 1
6/30/02                                                     $11.74               3.88%              $386
12/31/01                                                     11.87               7.24                386
12/31/00                                                     11.73              11.69                362
12/31/99                                                     10.56               (.41)               421
11/30/99                                                     10.78                .24                431
11/30/98                                                     11.43               8.72                537
11/30/97                                                     11.18               6.49                471
 Class 2
6/30/02                                                      11.70               3.74                173
12/31/01                                                     11.83               7.02                137
12/31/00                                                     11.70              11.39                 70
12/31/99                                                     10.56               (.43)                48
11/30/99                                                     10.78                .08                 47
11/30/98                                                     11.42               8.46                 32
11/30/97                                                     11.17               6.65                  7
Cash Management Fund
 Class 1
6/30/02                                                     $11.10                .60%              $187
12/31/01                                                     11.41               3.66                218
12/31/00                                                     11.65               6.04                211
12/31/99                                                     11.05                .46                317
11/30/99                                                     11.13               4.73                306
11/30/98                                                     11.13               5.17                250
11/30/97                                                     11.13               5.20                226
 Class 2
6/30/02                                                      11.07                .55                127
12/31/01                                                     11.37               3.43                127
12/31/00                                                     11.62               5.83                 49
12/31/99                                                     11.04                .43                 48
11/30/99                                                     11.12               4.47                 48
11/30/98                                                     11.12               4.92                 34
11/30/97                                                     11.12               2.87                 14






                                                                              Ratio of
                                                          Ratio of                 net
                                                          expenses        income(loss)        Portfolio
Period                                                  to average          to average          turnover
Ended                                                   net assets          net assets             rate

Global Discovery Fund (3)
 Class 1
6/30/02                                                   .62% (4)            .59% (4)                9%
12/31/01                                                        .31                 .42                 4
 Class 2
6/30/02                                                         .87            .35 (4)                  9
12/31/01                                                        .42                 .21                 4
Global Growth Fund (5)
 Class 1
6/30/02                                                   .71% (4)            .82% (4)               12%
12/31/01                                                        .70                1.24                38
12/31/00                                                        .70                 .97                41
12/31/99                                                        .06                 .06                 3
11/30/99                                                        .72                1.01                26
11/30/98                                                        .75                1.14                26
11/30/97                                                        .44                 .80                13
 Class 2
6/30/02                                                    .96 (4)             .58 (4)                 12
12/31/01                                                        .95                 .88                38
12/31/00                                                        .95                 .73                41
12/31/99                                                        .08                 .04                 3
11/30/99                                                        .96                 .77                26
11/30/98                                                       1.00                 .87                26
11/30/97                                                        .57                 .56                13
Global Small Capitalization Fund (6)
 Class 1
6/30/02                                                   .84% (4)            .07% (4)               38%
12/31/01                                                        .83                 .21                65
12/31/00                                                        .86                 .52                62
12/31/99                                                        .07                -                    7
11/30/99                                                        .82                 .53                81
11/30/98                                                        .51                 .86                28
 Class 2
6/30/02                                                   1.09 (4)           (.17) (4)                 38
12/31/01                                                       1.08               (.05)                65
12/31/00                                                       1.11                 .25                62
12/31/99                                                        .09               (.02)                 7
11/30/99                                                       1.06                 .25                81
11/30/98                                                        .64                 .63                28
Growth Fund
 Class 1
6/30/02                                                   .39% (4)            .24% (4)               17%
12/31/01                                                        .38                 .34                31
12/31/00                                                        .38                 .53                48
12/31/99                                                        .03                 .01                 3
11/30/99                                                        .39                 .19                37
11/30/98                                                        .41                 .38                50
11/30/97                                                        .42                 .59                45
 Class 2
6/30/02                                                    .64 (4)           (.01) (4)                 17
12/31/01                                                        .63                 .07                31
12/31/00                                                        .63                 .33                48
12/31/99                                                        .05               (.01)                 3
11/30/99                                                        .64               (.06)                37
11/30/98                                                        .66                 .15                50
11/30/97                                                        .37                 .08                45
International Fund
 Class 1
6//30/02                                                   .63 (4)           1.77% (4)               14%
12/31/01                                                        .61                1.41                40
12/31/00                                                        .59                 .72                42
12/31/99                                                        .05                 .03                 1
11/30/99                                                        .61                1.18                42
11/30/98                                                        .66                1.36                34
11/30/97                                                        .67                1.56                50
 Class 2
6/30/02                                                    .88 (4)            1.52 (4)                 14
12/31/01                                                        .86                1.04                40
12/31/00                                                        .84                 .50                42
12/31/99                                                        .07                 .01                 1
11/30/99                                                        .85                 .84                42
11/30/98                                                        .91                1.03                34
11/30/97                                                        .53                 .34                50
New World Fund (7)
 Class 1
6/30/02                                                   .92% (4)           2.70% (4)                7%
12/31/01                                                        .91                2.54                31
12/31/00                                                        .92                2.14                43
12/31/99                                                        .08                 .18                 3
11/30/99                                                        .43                1.02                 1
 Class 2
6/30/02                                                   1.17 (4)            2.47 (4)                  7
12/31/01                                                       1.16                2.25                31
12/31/00                                                       1.17                1.83                43
12/31/99                                                        .10                 .16                 3
11/30/99                                                        .57                 .95                 1
Blue Chip Income and Growth Fund (3)
 Class 1
6/30/02                                                   .52% (4)           1.62% (4)                5%
12/31/01                                                        .25                 .93                12
 Class 2
6/30/02                                                    .77 (4)            1.44 (4)                  5
12/31/01                                                        .37                 .82                12
Growth-Income Fund
 Class 1
6/30/02                                                   .35% (4)           1.26% (4)               13%
12/31/01                                                        .35                1.53                34
12/31/00                                                        .35                2.16                47
12/31/99                                                        .03                 .18                 3
11/30/99                                                        .35                1.75                41
11/30/98                                                        .36                1.74                43
11/30/97                                                        .38                2.01                38
 Class 2
6/30/02                                                    .60 (4)            1.03 (4)                 13
12/31/01                                                        .60                1.25                34
12/31/00                                                        .60                1.92                47
12/31/99                                                        .05                 .16                 3
11/30/99                                                        .60                1.50                41
11/30/98                                                        .61                1.02                43
11/30/97                                                        .35                 .93                38
Asset Allocation Fund
 Class 1
6/30/02                                                   .45% (4)           3.03% (4)               11%
12/31/01                                                        .45                3.30                32
12/31/00                                                        .45                3.77                32
12/31/99                                                        .04                 .31                 1
11/30/99                                                        .44                3.50                36
11/30/98                                                        .45                3.63                28
11/30/97                                                        .47                3.63                34
 Class 2
6/30/02                                                    .70 (4)            2.79 (4)                 11
12/31/01                                                        .70                3.03                32
12/31/00                                                        .70                3.53                32
12/31/99                                                        .06                 .29                 1
11/30/99                                                        .69                3.24                36
11/30/98                                                        .70                3.39                28
11/30/97                                                        .40                1.81                34
Bond Fund
 Class 1
6/30/02                                                   .50% (4)           6.77% (4)               19%
12/31/01                                                        .49                7.38                59
12/31/00                                                        .51                8.03                55
12/31/99                                                        .05                 .65                 5
11/30/99                                                        .53                7.17                38
11/30/98                                                        .54                6.89                62
11/30/97                                                        .55                6.63                53
 Class 2
6/30/02                                                    .75 (4)            6.53 (4)                 19
12/31/01                                                        .74                7.06                59
12/31/00                                                        .76                7.87                55
12/31/99                                                        .07                 .63                 5
11/30/99                                                        .78                6.94                38
11/30/98                                                        .78                6.62                62
11/30/97                                                        .44                3.50                53
High-Yield Bond Fund
 Class 1
6/30/02                                                   .52% (4)           9.72% (4)               25%
12/31/01                                                        .51                9.60                42
12/31/00                                                        .52                9.87                50
12/31/99                                                        .04                 .79                 1
11/30/99                                                        .51                9.13                31
11/30/98                                                        .51                8.66                66
11/30/97                                                        .51                8.92                50
 Class 2
6/30/02                                                    .77 (4)            9.47 (4)                 25
12/31/01                                                        .76                9.37                42
12/31/00                                                        .77                9.76                50
12/31/99                                                        .07                 .77                 1
11/30/99                                                        .76                8.86                31
11/30/98                                                        .76                8.60                66
11/30/97                                                        .43                4.92                50
U.S. Government/AAA-Rated Securities Fund
 Class 1
6/30/02                                                   .48% (4)           5.01% (4)               28%
12/31/01                                                        .47                5.58                84
12/31/00                                                        .49                6.16                54
12/31/99                                                        .05                 .52                 2
11/30/99                                                        .52                6.06                58
11/30/98                                                        .51                6.11                89
11/30/97                                                        .52                6.73                54
 Class 2
6/30/02                                                    .73 (4)            4.76 (4)                 28
12/31/01                                                        .72                5.27                84
12/31/00                                                        .74                5.89                54
12/31/99                                                        .07                 .51                 2
11/30/99                                                        .77                5.83                58
11/30/98                                                        .75                5.68                89
11/30/97                                                        .44                3.45                54
Cash Management Fund
 Class 1
6/30/02                                                   .47% (4)           1.31% (4)                  -
12/31/01                                                        .46                3.52                 -
12/31/00                                                        .46                5.80                 -
12/31/99                                                        .04                 .45                 -
11/30/99                                                        .46                4.65                 -
11/30/98                                                        .46                5.07                 -
11/30/97                                                        .47                4.99                 -
 Class 2
6/30/02                                                    .72 (4)            1.07 (4)                  -
12/31/01                                                        .71                2.99                 -
12/31/00                                                        .71                5.60                 -
12/31/99                                                        .06                 .42                 -
11/30/99                                                        .71                4.40                 -
11/30/98                                                        .70                4.75                 -
11/30/97                                                        .41                2.80                 -








1 The period ended 2002 represents
 the six-month period ended June 30
 (unaudited).  The periods ended
2000 and 2001 represent the fiscal
 years ended December 31. The period
  ended December 31,1999, represents
 the one month ended December 31.
  The periods ended 1997 through 1999
 represent the fiscal years ended
November 30.  Class 2 shares were
 offered for sale commencing April 30,
1997.  Results for periods not
representative of a  full year are based
 on activity during the period.  Total
  returns exclude all sales charges.
2 Years ended 1999, 1998 and 1997
are based on shares on the last day
 of the year; all other periods are
 based on average shares outstanding.
3 Commenced operations
 July 5, 2001.
4 Annualized.
5 Commenced operations
 April 30, 1997.
6 Commenced operations
 April 30, 1998.
7 Commenced operations
 June 17, 1999.

See Notes to Financial Statements

BOARD OF TRUSTEES

"NON-INTERESTED" TRUSTEES

NAME AND AGE                     YEAR FIRST         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
                                 ELECTED A
                                 TRUSTEE OF
                                 THE SERIES(1)

Lee A. Ault III, 65              1999               Chairman of the Board, In-Q-Tel, Inc.
                                                    (information technology); former Chairman,
                                                    President and CEO, Telecredit, Inc.

H. Frederick Christie, 69        1994               Private investor; former President and CEO,
                                                    The Mission Group (non-utility holding
                                                    company, subsidiary of Southern California
                                                    Edison Company)

Joe E. Davis, 67                 1991               Private investor; former Chairman of the
                                                    Board, Linear Corporation; former President
                                                    and CEO, National Health Enterprises, Inc.

Martin Fenton, 67                1995               Managing Director, Senior Resource Group LLC
                                                    (development and management of senior living
                                                    communities)

Leonard R. Fuller, 56            1999               President, Fuller Consulting (financial
                                                    management consulting firm)

Mary Myers Kauppila, 48          1994               Private investor; Chairman of the Board,
                                                    Ladera Management Company (venture capital and
                                                    agriculture); former owner and President,
                                                    Energy Investment, Inc.

Kirk P. Pendleton, 62            1996               Chairman of the Board and CEO, Cairnwood, Inc.
                                                    (venture capital investment)



"NON-INTERESTED" TRUSTEES

NAME AND AGE                     NUMBER OF BOARDS WITHIN        OTHER DIRECTORSHIPS(3) HELD BY
                                 THE FUND COMPLEX(2) ON         TRUSTEE
                                 WHICH TRUSTEE SERVES

Lee A. Ault III, 65              1                              Equifax, Inc.; Office Depot, Inc.

H. Frederick Christie, 69        19                             Ducommun Incorporated; IHOP
                                                                Corporation; Southwest Water
                                                                Company; Valero, L.P.

Joe E. Davis, 67                 1                              BMC Industries, Inc.; Wilshire
                                                                Technologies, Inc.; Anworth Mortgage
                                                                Asset Corp.; Natural Alternatives

Martin Fenton, 67                16                             None

Leonard R. Fuller, 56            13                             None

Mary Myers Kauppila, 48          5                              None

Kirk P. Pendleton, 62            6                              York Group, Inc.



"INTERESTED" TRUSTEES(4)

NAME, AGE AND POSITION          YEAR FIRST              PRINCIPAL OCCUPATION(S) DURING PAST FIVE
WITH SERIES                     ELECTED A TRUSTEE       YEARS AND POSITIONS HELD WITH AFFILIATED
                                OR OFFICER OF THE       ENTITIES OR THE PRINCIPAL UNDERWRITER OF
                                SERIES(1)               THE SERIES

James K. Dunton, 64             1993                    Senior Vice President and Director, Capital
Chairman of the Board                                   Research and Management Company

Donald D. O'Neal, 41            1998                    Senior Vice President, Capital Research and
President                                               Management Company

Michael J. Downer, 47           1991                    Vice President and Secretary, Capital
Senior Vice President                                   Research and Management Company; Secretary,
                                                        American Funds Distributors, Inc.;(5)
                                                        Director, Capital Bank and Trust Company(5)



"INTERESTED" TRUSTEES(4)

NAME, AGE AND POSITION          NUMBER OF BOARDS WITHIN THE FUND           OTHER DIRECTORSHIPS(3)
WITH SERIES                     COMPLEX(2) ON WHICH TRUSTEE SERVES         HELD BY TRUSTEE

James K. Dunton, 64             2                                          None
Chairman of the Board

Donald D. O'Neal, 41            2                                          None
President

Michael J. Downer, 47           1                                          None
Senior Vice President


James F. Rothenberg, a Trustee since 1995, has resigned from the Board to focus on other responsibilities with Capital Research and Management Company. Michael
J. Downer, a Senior Vice President of the series, has been elected a Trustee. The Statement of Additional Information includes additional information about series Trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all Trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071,
Attention: Fund Secretary.

OTHER OFFICERS

NAME, AGE AND POSITION           YEAR FIRST          PRINCIPAL OCCUPATION(S) DURING PAST FIVE
WITH SERIES                      ELECTED AN          YEARS AND POSITIONS HELD WITH AFFILIATED
                                 OFFICER OF          ENTITIES OR THE PRINCIPAL UNDERWRITER OF THE
                                 THE SERIES(1)       SERIES

Abner D. Goldstine, 72           1993                Senior Vice President and Director, Capital
Senior Vice President                                Research and Management Company

Alan N. Berro, 41                1998                Senior Vice President, Capital Research
Vice President                                       Company(5)

Claudia P. Huntington, 50        1994                Senior Vice President, Capital Research and
Vice President                                       Management Company

Robert W. Lovelace, 39           1997                Senior Vice President, Capital Research and
Vice President                                       Management Company; President and Director,
                                                     Capital Research Company;(5) Director,
                                                     American Funds Distributors, Inc.(5)

John H. Smet, 45                 1994                Senior Vice President, Capital Research and
Vice President                                       Management Company

Susan M. Tolson, 40              1999                Senior Vice President, Capital Research
Vice President                                       Company(5)

Chad L. Norton, 42               1994                Vice President - Fund Business Management
Secretary                                            Group, Capital Research and Management
                                                     Company

Robert P. Simmer, 41             1994                Vice President - Fund Business Management
Treasurer                                            Group, Capital Research and Management
                                                     Company

Sheryl F. Johnson, 34            1997                Vice President - Fund Business Management
Assistant Treasurer                                  Group, Capital Research and Management
                                                     Company

David A. Pritchett, 35           1999                Vice President - Fund Business Management
Assistant Treasurer                                  Group, Capital Research and Management
                                                     Company


(1) Trustees and officers of the series serve until their resignation, removal or retirement.
(2) Capital Research and Management Company manages the American Funds, consisting of 29 funds; Anchor Pathway Fund, which serves as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain nonprofit organizations.
(3) This includes all directorships (other than those in the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
(4) "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with series' investment adviser, Capital Research and Management Company, or affiliated entities (including the series' principal underwriter).
(5) Company affiliated with Capital Research and Management Company.


[logo - American Funds(SM)]

The right choice for the long term(SM)


OFFICES OF THE SERIES AND
OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND
MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02105-1713

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, CA 90071-2371

This report is for the information of American Funds Insurance Series investors, but it may also be used as sales literature when preceded or accompanied by the current prospectus for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used as sales material after September 30, 2002, this report must be accompanied by an American Legacy III statistical update for the most recently completed calendar quarter.

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. AFIS-013-0802
Litho in USA RCG/L/5411
Printed on recycled paper